     As filed with the Securities and Exchange Commission on March 22, 2000.
                                      Securities Act Registration No. __________

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-effective Amendment No. ____ Post-effective Amendment No. ____
                        (Check appropriate box or boxes)

                          AIM INTERNATIONAL FUNDS, INC.
              ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                11 Greenway Plaza
                                    Suite 100
                             Houston, TX 77046-1173
                -----------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713)626-1919

Name and Address of Agent for Service:          Copy to:

CAROL F.  RELIHAN, ESQUIRE                      THOMAS H. DUNCAN, ESQUIRE
A I M Advisors, Inc.                            Ballard Spahr
11 Greenway Plaza                               Andrews & Ingersoll, LLP
Suite 100                                       1225 17th Street
Houston, TX 77046-1173                          Suite 2300
                                                Denver, CO 80202

         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

         It is proposed that this filing will become effective on April 21, 2000 pursuant to Rule 488.

         The titles of the securities being registered are AIM GLOBAL INCOME FUND Class A shares, Class B shares and Class C shares and AIM GLOBAL GROWTH FUND Class A shares, Class B shares and Class C shares. No filing fee is due in reliance on Section 24(f) of the Securities Act of 1933.

                        AIM GLOBAL GOVERNMENT INCOME FUND
                         AIM GLOBAL GROWTH & INCOME FUND
                                  Portfolios of
                              AIM Investment Funds
                          11 Greenway Plaza, Suite 100
                            Houston, Texas 77046-1173

                                                                  April 20, 2000

Dear Shareholder:

         Enclosed is a combined proxy statement and prospectus seeking your approval of a proposed combination of AIM Global Government Income Fund with AIM Global Income Fund and a proposed combination of AIM Global Growth & Income Fund with AIM Global Growth Fund. AIM Global Government Income Fund and AIM Global Growth & Income Fund (the "Acquired Funds") are investment portfolios of AIM Investment Funds, a Delaware business trust. AIM Global Income Fund and AIM Global Growth Fund (the "Acquiring Funds") are investment portfolios of AIM International Funds, Inc., a Maryland corporation.

         The investment objective and policies of each Acquired Fund are similar to the investment objective and policies of the Acquiring Fund with which it will combine. A I M Advisors, Inc. serves as the investment adviser to the Acquired Funds and the Acquiring Funds. As discussed in the accompanying document, the Acquiring Funds have outperformed the Acquired Funds and have generally lower operating expense ratios than the Acquired Funds. The accompanying document describes the proposed transactions and compares the investment policies, operating expenses and performance histories of the Acquired Funds and Acquiring Funds.

         Shareholders of AIM Global Government Income Fund and AIM Global Growth & Income Fund are being asked to approve an Agreement and Plan of Reorganization by and among AIM Investment Funds, AIM International Funds, Inc., and A I M Advisors, Inc., that will govern the reorganization of the Acquired Funds into the Acquiring Funds. After careful consideration, the Board of Trustees of AIM Investment Funds has unanimously approved the proposals and recommends that you read the enclosed materials carefully and then vote FOR the proposals.

         Your vote is important. Please take a moment now to sign and return your proxy cards in the enclosed postage paid return envelope. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Shareholder Communications Corporation, reminding you to vote your shares. You may also vote your shares on the Internet at the funds' website at http://www.aimfunds.com by following instructions that appear on the enclosed proxy insert.

                                                   Sincerely,


                                                   Robert H. Graham
                                                   Chairman

                        AIM GLOBAL GOVERNMENT INCOME FUND
                         AIM GLOBAL GROWTH & INCOME FUND
                                  PORTFOLIOS OF
                              AIM INVESTMENT FUNDS
                          11 GREENWAY PLAZA, SUITE 100
                            HOUSTON, TEXAS 77046-1173


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON MAY 31, 2000

         TO THE SHAREHOLDERS OF AIM GLOBAL GOVERNMENT INCOME FUND AND AIM GLOBAL GROWTH & INCOME FUND:

         NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of AIM Global Government Income Fund and AIM Global Growth & Income Fund (the "Acquired Funds"), investment portfolios of AIM Investment Funds ("AIM Investment"), will be held at 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 on May 31, 2000, at [3:00 p.m.], local time, for the following purposes:

         1. To approve an Agreement and Plan of Reorganization (the "Agreement") by and among AIM Investment, acting on behalf of the Acquired Funds, AIM International Funds, Inc. ("AIM International"), acting on behalf of AIM Global Income Fund and AIM Global Growth Fund (the "Acquiring Funds"), and A I M Advisors, Inc. The Agreement provides for the combination of AIM Global Government Income Fund with AIM Global Income Fund and the combination of AIM Global Growth & Income Fund with AIM Global Growth Fund (the "Reorganizations"). Pursuant to the Agreement, all of the assets of an Acquired Fund will be transferred to the Acquiring Fund with which it will combine, the Acquiring Fund will assume all of the liabilities of the Acquired Fund, and AIM International will issue Class A shares of the Acquiring Fund to the Acquired Fund's Class A shareholders, Class B shares of the Acquiring Fund to the Acquired Fund's Class B shareholders and Class C shares of the Acquiring Fund to the Acquired Fund's Class C shareholders. The value of each Acquired Fund shareholder's account with the Acquiring Fund immediately after the Reorganization will be the same as the value of such shareholders account with the Acquired Fund immediately prior to the Reorganization. The Reorganizations have been structured as tax-free transactions. No initial sales charge will be imposed in connection with the Reorganizations.

         2. To transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

               Shareholders of record as of the close of business on April 3, 2000, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.

         SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE MANAGEMENT OF AIM INVESTMENT. YOU MAY ALSO VOTE YOUR SHARES THROUGH A WEB SITE ESTABLISHED FOR THAT PURPOSE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY INSERT. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO AIM INVESTMENT AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

                                                Samuel D. Sirko
                                                Vice President and Secretary

April 20, 2000

                        AIM GLOBAL GOVERNMENT INCOME FUND
                         AIM GLOBAL GROWTH & INCOME FUND
                                  PORTFOLIOS OF
                              AIM INVESTMENT FUNDS
                          11 GREENWAY PLAZA, SUITE 100
                            HOUSTON, TEXAS 77046-1173
                            TOLL FREE: (800) 454-0327

                             AIM GLOBAL INCOME FUND
                             AIM GLOBAL GROWTH FUND
                                  PORTFOLIOS OF
                          AIM INTERNATIONAL FUNDS, INC.
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                            TOLL FREE: (800) 454-0327

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                              Dated: April 20, 2000

         This document is being furnished in connection with a special meeting of Shareholders of AIM GLOBAL GOVERNMENT INCOME FUND ("GLOBAL GOVERNMENT INCOME") and AIM GLOBAL GROWTH & INCOME FUND ("GLOBAL GROWTH & INCOME" and collectively with GLOBAL GOVERNMENT INCOME, the "Acquired Funds"), investment portfolios of AIM Investment Funds ("AIM Investment"), a Delaware business trust, to be held on May 31, 2000 (the "Special Meeting"). At the Special Meeting, the shareholders of the Acquired Funds are being asked to consider and approve an Agreement and Plan of Reorganization (the "Agreement") by and among AIM Investment, acting on behalf of the Acquired Funds, AIM International Funds, Inc. ("AIM International"), a Maryland corporation, acting on behalf of AIM GLOBAL INCOME FUND ("GLOBAL INCOME") and AIM GLOBAL GROWTH FUND ("GLOBAL GROWTH" and collectively with GLOBAL INCOME, the "Acquiring Funds"), and A I M Advisors, Inc. ("AIM Advisors"). The Agreement provides for the combination of GLOBAL GOVERNMENT INCOME with GLOBAL INCOME, and the combination of GLOBAL GROWTH & INCOME with GLOBAL GROWTH (the "Reorganizations"). The Board of Trustees of AIM Investment has unanimously approved the Agreement and Reorganizations as being in the best interests of the shareholders of each of the Acquired Funds.

         Pursuant to the Agreement, all of the assets of an Acquired Fund will be transferred to the Acquiring Fund with which it will combine, the Acquiring Fund will assume all of the liabilities of the Acquired Fund, and AIM International will issue Class A shares of the Acquiring Fund to the Acquired Fund's Class A shareholders, Class B shares of the Acquiring Fund to the Acquired Fund's Class B shareholders and Class C shares of the Acquiring Fund to the Acquired Fund's Class C shareholders. The value of each Acquired Fund shareholder's account with the Acquiring Fund immediately after the Reorganization will be the same as the value of such shareholder's account with the Acquired Fund immediately prior to the Reorganization. The Reorganizations have been structured as tax-free transactions. No initial sales charge will be imposed in connection with the Reorganizations.

         The Acquiring Funds are series portfolios of AIM International, an open-end, series management investment company. The investment objective(s) and policies of each Acquiring Fund are similar to those of the Acquired Fund with which it will combine.

         GLOBAL INCOME seeks to provide high current income, with a secondary objective of protection of principal and growth of capital. GLOBAL GOVERNMENT INCOME seeks to provide high current income and, secondarily, growth of capital and protection of principal.

         GLOBAL GROWTH seeks to provide long-term growth of capital. GLOBAL GROWTH & INCOME seeks long-term growth of capital together with current income. See "Comparison of Investment Objectives and Policies."

         This Combined Proxy Statement and Prospectus ("Proxy
Statement/Prospectus") sets forth the information that a shareholder of the Acquired Funds should know before voting on the Agreement. It should be read and retained for future reference.

         The current Prospectuses of the Acquired Funds, each dated February 28, 2000 as supplemented March 22, 2000, (the "Acquired Funds Prospectuses"), together with the related Statement of Additional Information, also dated February 28, 2000, are on file with the Securities and Exchange Commission (the "SEC") and are incorporated herein by reference. The Prospectuses of the Acquiring Funds dated February 28, 2000, (the "Acquiring Funds Prospectuses"), and the related Statement of Additional Information also dated February 28, 2000, have been filed with the SEC and are incorporated herein by reference. A copy of the Prospectus of GLOBAL INCOME is attached as Appendix II, and a copy of the Prospectus of GLOBAL GROWTH is attached as Appendix III, to this Proxy Statement/Prospectus. Such documents are available without charge by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739 or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the prospectuses and statements of additional information described above, material incorporated by reference, and other information about AIM Investment and AIM International. Additional information about the Acquired Funds and the Acquiring Funds may also be obtained on the Web at http://www.AIM Internationalunds.com.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                                                        Page
INTRODUCTION...............................................................................................1
SYNOPSIS 3
         The Reorganizations...............................................................................3
         Background and Reasons for the Reorganizations....................................................3
         Comparison of the Acquiring Funds and the Acquired Funds..........................................4
RISK FACTORS..............................................................................................10
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES..........................................................12
         Investment Objectives and Policies of Global Income and Global Government Income.................12
         Investment Objectives and Policies of Global Growth and Global Growth & Income...................14
         Portfolio Management.............................................................................15
         Management Discussion and Analysis of Performance................................................16
FINANCIAL HIGHLIGHTS......................................................................................16
         Global Income....................................................................................16
         Global Growth....................................................................................20
ADDITIONAL INFORMATION ABOUT THE AGREEMENT................................................................24
         Terms of the Reorganizations.....................................................................24
         The Reorganizations..............................................................................24
         Board Considerations.............................................................................25
         Other Terms......................................................................................28
         Federal Tax Consequences.........................................................................29
         Accounting Treatment.............................................................................31
RIGHTS OF SHAREHOLDERS....................................................................................31
         Rights of Shareholders Under Maryland Law and Delaware Law if Redomestication is Not
                Approved..................................................................................32
         Rights of Shareholders under Declarations of Trust of AIM Investment and AIMF if
                Redomestication is Approved...............................................................36
OWNERSHIP OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS SHARES............................................37
         Significant Holders..............................................................................37
         Ownership of Officers and Directors/Trustees.....................................................38
CAPITALIZATION............................................................................................38
LEGAL MATTERS.............................................................................................40
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION.............................................40
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND THE ACQUIRED
         FUNDS............................................................................................41

APPENDIX I ....................................................................Agreement and Plan of Reorganization
APPENDIX II.............................................................................Prospectus of Global Income
APPENDIX III............................................................................Prospectus of Global Growth
APPENDIX IV .....................................................Global Income Discussion & Analysis of Performance
APPENDIX V.......................................................Global Growth Discussion & Analysis of Performance


         The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, AIM Internationalunds.com, Invest with Discipline, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invierta con Disciplina are registered service marks, and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks, of A I M Management Group Inc.

                                  INTRODUCTION

         This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of AIM Investment from the shareholders of the Acquired Funds for use at the Special Meeting of Shareholders to be held at 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 on May 31, 2000, at 3:00 p.m., local time (such meetings and any adjournments thereof are referred to as the "Special Meeting").

         All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained therein. If no instructions are given, shares represented by proxies will be voted FOR the proposal to approve the Agreement and in accordance with management's recommendation on other matters. The presence in person or by proxy of one-third of the outstanding shares of beneficial interest of a class of shares of an Acquired Fund at the Special Meeting will constitute a quorum ("Quorum") with respect to that class of shares. Approval of the Agreement by an Acquired Fund requires the affirmative vote of a majority of the shares cast by shareholders of each class of shares of that Acquired Fund. The Agreement may be approved by one of the Acquired Funds and the Reorganization of that Acquired Fund may be completed even though the Agreement is not approved by shareholders of the other Acquired Fund. Abstentions and broker non-votes will be counted as shares present at the Special Meeting for quorum purposes, but will not be considered votes cast at the Special Meeting. Broker non-votes arise from a proxy returned by a broker holding shares for a customer which indicates that the broker has not been authorized by the customer to vote on a proposal. Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of AIM Investment. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

         Shareholders of record as of the close of business on April 3, 2000 (the "Record Date"), are entitled to vote at the Special Meeting. On the Record Date, there were __________ Class A shares, _____ Class B shares and _____ Class C shares of GLOBAL GOVERNMENT INCOME outstanding, and ____ Class A shares, _____ Class B shares and _____ Class C shares of GLOBAL GROWTH & INCOME outstanding. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

         AIM Investment has engaged the services of Shareholder Communications Corporation ("SCC") to assist it in the solicitation of proxies for the Special Meeting. AIM Investment expects to solicit proxies principally by mail, but AIM Investment or SCC may also solicit proxies by telephone, facsimile or personal interview. AIM Investment's officers will not receive any additional or special compensation for any such solicitation. The cost of shareholder solicitation is anticipated to be approximately $______ for each of the Acquired Funds. Each of the Acquired Funds and the Acquiring Funds will bear its costs and expenses incurred in connection with the Reorganizations.

         AIM Investment intends to mail this Proxy Statement/Prospectus and the accompanying proxy on or about April 20, 2000.

                                    SYNOPSIS

THE REORGANIZATIONS

         The Reorganizations will result in the combination of GLOBAL GOVERNMENT INCOME with GLOBAL INCOME and the combination of GLOBAL GROWTH & INCOME with GLOBAL GROWTH. The Acquired Funds are portfolios of AIM Investment, a Delaware business trust. The Acquiring Funds are portfolios of AIM International, a Maryland corporation.

         If shareholders of an Acquired Fund approve the Agreement and other closing conditions are satisfied, all of the assets of that Acquired Fund will be transferred to the Acquiring Fund with which it will combine, the Acquiring Fund will assume all of the liabilities of the Acquired Fund, and AIM International will issue Class A shares of the Acquiring Fund to the Acquired Fund's Class A shareholders, Class B shares of the Acquiring Fund to the Acquired Fund's Class B shareholders and Class C shares of the Acquiring Fund to the Acquired Fund's Class C shareholders. The shares of an Acquiring Fund issued in a Reorganization will have an aggregate net asset value equal to the value of the Acquired Fund's net assets transferred to the Acquiring Fund. Shareholders will not pay any initial sales charge for shares of the Acquiring Funds received in connection with the Reorganizations. The value of each shareholder's account with an Acquiring Fund immediately after a Reorganization will be the same as the value of such shareholder's account with the Acquired Fund immediately prior to the Reorganization. A copy of the Agreement is attached as Appendix I to this Proxy Statement/ Prospectus. See "Additional Information About the Agreement" below.

         The Acquired Funds will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP, to the effect that the Reorganizations will constitute tax-free reorganizations for Federal income tax purposes. Thus, shareholders will not have to pay Federal income taxes as a result of the Reorganizations. See "Additional Information About the Agreement - Federal Tax Consequences" below.

BACKGROUND AND REASONS FOR THE REORGANIZATIONS

         The Board of Trustees of AIM Investment, including the independent trustees, has determined that the Reorganizations are in the best interests of Acquired Funds and their shareholders and that the interests of the shareholders of each Acquired Fund will not be diluted as a result of the Reorganizations.

         In making their determination, the Board of Trustees noted that each Acquiring Fund has a similar investment objective and follows similar policies to achieve its objective as the Acquired Fund with which it will combine, and that the assets of the combined funds should provide AIM Advisors with a more stable base for investment management.

         The Board noted that the Acquiring Funds have outperformed the Acquired Funds, providing a better total return to shareholders. The Board also noted that after the Reorganizations the operating expense ratios of each Acquiring Fund are expected to be lower than the operating expense ratios of the Acquired Fund with which it will combine. Although past performance does not guarantee future results, the combination of better performance and lower expenses should make the Acquiring Funds better investments for Acquired Fund shareholders.

COMPARISON OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

         Investment Objective and Policies

         The investment objective(s) and policies of each Acquiring Fund are similar to the investment objective(s) and policies of the Acquired Fund with which it will combine.

         GLOBAL INCOME seeks to provide high current income, with a secondary objective of protection of principal and growth of capital. GLOBAL GOVERNMENT INCOME seeks to provide high current income and, secondarily, growth of capital and protection of principal.

         GLOBAL GROWTH seeks to provide long-term growth of capital. GLOBAL GROWTH & INCOME seeks to provide long-term growth of capital together with current income. If the combination of Global Growth and Global Growth & Income is approved, shareholders of Global Growth & Income will no longer hold an investment that seeks current income as a part of its objective. See "Comparison of Investment Objectives and Policies" below.

         Investment Advisory Services

         AIM Advisors serves as investment adviser, and INVESCO Asset Management Limited (NY), Inc. ("IAML") serves as sub-adviser, to the Acquired Funds. AIM Advisors also serves as investment adviser to the Acquiring Funds. IAML, however, does not act as sub-adviser for the Acquiring Funds, and the Reorganizations will end IAML's role in the management of the Acquired Funds' assets.

         Performance

Average annual total returns for the periods indicated for each of the Acquiring Funds and the Acquired Funds, including sales charges are shown below. Past performance cannot guarantee comparable future results.

                                              AIM Global Income Fund            AIM Global Government Income Fund

                                         Class A      Class B      Class C       Class A      Class B      Class C
                                         Shares       Shares       Shares        Shares       Shares       Shares
                                         ------       ------       ------        ------       ------       ------
1 Year Ended December 31, 1999             (8.18)%      (8.73)%      (5.04)%      (12.16)%     (12.76)%       n/a
3 Years Ended December 31, 1999             1.18%        1.42%         n/a          0.59%        0.69%        n/a
5 Years Ended December 31, 1999             6.40%        6.59%         n/a          4.54%        4.52%        n/a
Since Inception                             6.11%        6.39%        1.60%         5.65%        4.25%      (5.40)%


                                             AIM Global Growth Fund       AIM Global Growth & Income Fund
                                        --------------------------------- -------------------------------------


                                         Class A     Class B    Class C    Class A     Class B     Class C
                                         Shares      Shares     Shares     Shares      Shares      Shares
                                         -------     ------     ------     ------      ------      ------
1 Year Ended December 31, 1999           44.99%      46.36%     50.34%     (5.41)%    (4.88%)       n/a

3 Years Ended December 31, 1999          26.29%      27.05%       n/a      10.43%      11.04%       n/a

5 Years Ended December 31, 1999          25.72%      26.12%       n/a      12.67%      12.98%       n/a


Since Inception                          23.59%      23.99%     26.76%     11.66%      12.22%      2.50%

         Expenses

         A comparison of annual operating expenses as a percentage of net assets ("Expense Ratio") based on the fiscal year ended October 31, 1999 for the Class A, Class B and Class C shares of the Acquired Funds and for the Class A, Class B and Class C shares of the Acquiring Funds are shown below. Pro forma estimated Expense Ratios of the Acquiring Funds giving effect to the Reorganizations are also provided.

                           AIM GLOBAL GOVERNMENT INCOME FUND AND AIM GLOBAL INCOME FUND

                                   AIM GLOBAL GOVERNMENT                                               AIM GLOBAL INCOME FUND
                                        INCOME FUND                 AIM GLOBAL INCOME FUND               PRO FORMA ESTIMATE
                                        -----------                 ----------------------               ------------------
                               Class A    Class B    Class C    Class A    Class B    Class C       Class A   Class B      Class C
                               Shares     Shares     Shares     Shares     Shares      Shares       Shares     Shares      Shares
                               ------     ------     ------     ------     ------      ------       ------     ------      ------
SHAREHOLDER TRANSACTION
EXPENSES
Maximum sales load imposed
on purchase of shares (as a
percentage of offering price)    4.75%    none       none       4.75%      None        none         4.75%      none        none
Deferred Sales Load (as a
percentage of original
purchase price or
redemption proceeds, as
applicable)                      none     5.00%      1.00%      none       5.00%       none         1.00%      5.00%       1.00%
ANNUAL OPERATING EXPENSES
(AS A % OF NET ASSETS)
Management fees...               0.73%    0.73%      0.73%      0.70%      0.70%       0.70%        0.70%      0.70%       0.70%
Distribution and/or Service
(12b-1) Fees......               0.35%    1.00%      1.00%      0.50%      1.00%       1.00%        0.50%      1.00%       1.00%

Other expenses....                0.41%      0.41%      0.41%      0.47%      0.47%       0.47%       0.37%      0.37%       0.37%
Interest expenses.                0.04%      0.04%      0.04%      0.00%      0.00%       0.00%       0.00%      0.00%       0.00%
                                  ----       ----       ----       ----       ----        ----        ----       ----       -----
Total other expenses              0.45%      0.45%      0.45%      0.47%      0.47%       0.47%       0.37%      0.37%       0.37%
Total annual fund operating
expenses                          1.53%      2.18%      2.18%      1.67%      2.17%       2.17%       1.57%      2.07%       2.07%
                                  ----       ----       ----       ----       ----        ----        ----       ----       -----
Fee waiver (1)....                0.00%      0.00%      0.00%     (0.42)%    (0.42)%     (0.42)%     (0.32)%    (0.32)%     (0.32)%
Net Expenses......                1.53%      2.18%      2.18%      1.25%      1.75%       1.75%       1.25%      1.75%       1.75%
                                  ====       ====       ====       ====       ====        ====        ====       ====       =====


(1) AIM Advisors and its affiliates have contractually committed to waive fees and reimburse expenses on the Global Income Class A, Class B and Class C shares to the extent necessary to limit the total fund operating expenses (excluding interest, taxes, dividend expense on short sales and extraordinary items) of Class A shares to 1.25%, until June 30, 2001.

           AIM GLOBAL GROWTH & INCOME FUND AND AIM GLOBAL GROWTH FUND


                                   AIM GLOBAL GROWTH                                              AIM GLOBAL GROWTH FUND
                                    & INCOME FUND                 AIM GLOBAL GROWTH FUND            PRO FORMA ESTIMATED
                                    -------------                 ----------------------            -------------------
                             Class A   Class B    Class C    Class A   Class B     Class C       Class A  Class B   Class C
                              Shares    Shares    Shares      Shares    Shares      Shares        Shares   Shares    Shares
                              ------    ------    ------      ------    ------      ------        ------   ------    ------

SHAREHOLDER TRANSACTION
EXPENSES
Maximum sales load imposed
on purchase of shares (as     5.50%      none      none        4.75%      None         none        4.75%     none      none
a percentage of offering
price)

Deferred Sales Load (as a
percentage of original
purchase price or              none     5.00%      1.00         None     5.00%       1.00%          None    5.00%     1.00%
redemption proceeds, as
applicable)

ANNUAL OPERATING EXPENSES
(AS A % OF NET ASSETS))

Management fees......         0.97%     0.97%      0.97%       0.85%     0.85%       0.85%         0.83%    0.83%     0.83%

Distribution and/or
service (12b-1) fees.         0.35%     1.00%      1.00%       0.50%     1.00%       1.00%         0.50%    1.00%     1.00%

Other expenses.......         0.33%     0.33%      0.33%       0.32%     0.38%       0.38%         0.32%    0.38%     0.38%
                              ----      ----       ----        ----      ----        ----          ----     ----      ----



Total fund operating
Expenses ............         1.65%     2.30%      2.30%       1.67%     2.23%       2.23%         1.65%    2.21%     2.21%
                              ----      ----       ----        ----      ----        ----          ----     ----      ----

Fee waiver (1)..............
                              0.00%     0.00%      0.00%       0.00%     0.00%       0.00%        (0.05)%  (0.05)%   (0.05)%

Net Expenses...............
                              1.65%     2.30%      2.30%       1.67%     2.23%       2.23%         1.60%    2.16%     2.16%

(1) AIM Advisors and its affiliates have contractually committed to waive fees and reimburse expenses on the Global Growth Class A, Class B and Class C shares to the extent necessary to limit the total fund operating expenses (excluding interest, taxes, brokerage commissions and extraordinary items) of Class A shares to 1.60% until June 30, 2001.

         Hypothetical Example of Effect of Expenses

         An investor would have directly or indirectly paid the following expenses on a $10,000 investment under the existing and estimated fees and expenses stated above, assuming a 5% annual return.

                                                      ONE             THREE             FIVE              TEN
                                                     YEAR             YEARS             YEARS           YEARS(3)
                                                     ----             -----             -----           --------
GLOBAL GROWTH & INCOME
  Class A shares (1).......................           $709            $1,042           $1,398            $2,397
  Class B shares:
     Assuming complete redemption at end
        of period (2)......................           $733            $1,018           $1,430            $2,473
     Assuming no redemption................           $233            $  718           $1,230            $2,473
   Class C shares..........................
     Assuming complete redemption at end
        of period (2)......................           $333              $718           $1,230            $2,636
     Assuming no redemption................           $233              $718           $1,230            $2,636
GLOBAL GROWTH
  Class A shares...........................           $637              $976           $1,339            $2,357
  Class B shares:
     Assuming complete redemption at end
         of period (1)(2)..................           $726              $997           $1,395            $2,424
     Assuming no redemption (2)............           $226              $697           $1,195            $2,424
  Class C shares...........................
     Assuming complete redemption at end
         of period (1)(2)..................           $326              $697           $1,195            $2,565
     Assuming no redemption (2)............           $226              $697           $1,195            $2,565
COMBINED FUND
  Class A shares...........................           $635              $971           $1,329            $2,337
  Class B shares:
     Assuming complete redemption at end
        of period (l)(2)...................           $724              $991           $1,385            $2,403
     Assuming no redemption (2)............           $324              $691           $1,185            $2,403
  Class C shares...........................
     Assuming complete redemption at end
        of period (l)(2)...................           $224              $691           $1,185            $2,544
     Assuming no redemption (2)............           $224              $691           $1,185            $2,544

------------
(1)      Assumes payment of maximum sales charge by the investor.
(2)      Assumes payment of the applicable CDSC.
(3) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which the purchase was made.

                                                      ONE             THREE             FIVE              TEN
                                                     YEAR             YEARS             YEARS           YEARS(3)
                                                     ----             -----             -----           --------
GLOBAL GOVERNMENT INCOME
  Class A shares (1).......................           $623              $935           $1,270            $2,212
  Class B shares:
     Assuming complete redemption at end
        of period (2)......................           $721              $982           $1,370            $2,349
     Assuming no redemption................           $221              $682           $1,170            $2,349
   Class C shares..........................
     Assuming complete redemption at end
        of period (2)......................           $321              $682           $1,170            $2,513
     Assuming no redemption................           $221              $682           $1,170            $2,513
GLOBAL INCOME
  Class A shares...........................           $637              $976           $1,339            $2,357
  Class B shares:
     Assuming complete redemption at end
         of period (1)(2)..................           $720              $979           $1,364            $2,377
     Assuming no redemption (2)............           $220              $679           $1,164            $2,377
  Class C shares...........................
     Assuming complete redemption at end
         of period (1)(2)..................           $320              $679           $1,164            $2,503
     Assuming no redemption (2)............           $220              $679           $1,164            $2,503
COMBINED FUND
  Class A shares...........................           $627              $947           $1,290            $2,254
  Class B shares:
     Assuming complete redemption at end
        of period (l)(2)...................           $710              $949           $1,314            $2,272
     Assuming no redemption (2)............           $210              $649           $1,114            $2,272
  Class C shares...........................
     Assuming complete redemption at end
        of period (l)(2)...................           $310              $649           $1,114            $2,400
     Assuming no redemption (2)............           $210              $649           $1,114            $2,400

------------
(4)      Assumes payment of maximum sales charge by the investor.
(5)      Assumes payment of the applicable CDSC.
(6) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which the purchase was made.

         THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUNDS' PROJECTED OR ACTUAL PERFORMANCE.

         The actual expenses attributable to each class of a fund's shares will depend upon, among other things, the level of average net assets and the extent to which a fund incurs variable expenses, such as transfer agency costs.

         Sales Charges

         No sales charges are applicable to shares of the Acquiring Funds received in connection with the Reorganizations.

         The Acquiring Funds Class A shares, which will be issued to the Acquired Funds Class A shareholders pursuant to the Agreement, are sold at net asset value plus an initial sales charge of 4.75%. The Acquiring Funds Class B Shares are offered at net asset value, without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. The Acquiring Funds Class C shares are offered at net asset value, without an initial sales charge, and are subject to a maximum contingent deterred sales charge of 1% on certain redemptions made within one year from the date such shares were purchased.

         The Acquiring Funds pay a fee in the amount of 0.50% of average daily net assets attributable to their Class A shares to A I M Distributors, Inc. ("AIM Distributors") for distribution services. The Acquiring Funds pay AIM Distributors fees at an annual rate of 1.00% of the average daily net assets attributable to their Class B and Class C shares for distribution services.

         The Class A shares of GLOBAL GOVERNMENT INCOME are sold at net asset value plus an initial sales charge of 4.75%. The Class A shares of GLOBAL GROWTH & INCOME are sold at net asset value plus an initial sales charge of 5.50%. The Acquired Funds Class B shares are offered at net asset value without an initial sales charge and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. The Acquired Funds Class C shares are offered at net asset value without an initial sales charge and are subject to a maximum contingent deferred sales charge of 1% on certain redemptions made within one year from the date such shares were purchased.

         The Acquired Funds pay a fee in the amount of 0.35% of average daily net assets of the Class A shares to AIM Distributors for distribution services. The Acquired Funds pay AIM Distributors fees at an annual rate of 1.00% of the average daily net assets attributable to their Class B and Class C shares for distribution services.

         Distribution; Purchase, Exchange and Redemption

         Shares of the Acquiring Funds and the Acquired Funds are distributed by AIM Distributors. Purchase and redemption procedures are the same for the Acquiring Funds and the Acquired Funds. Shares of the Acquiring Funds and the Acquired Funds may be exchanged for shares of other funds within The AIM Family of Funds--Registered Trademark-- of the same class.


                                  RISK FACTORS

         The Acquiring Funds and the Acquired Funds are subject to substantially similar investment risks. The principal investment risks for the Acquiring Funds are described below.

         GLOBAL INCOME is a non-diversified fund that invests primarily in government and non-convertible corporate debt securities, both foreign and domestic. The Fund may also invest in equity securities of foreign and domestic issuers and in lower-quality debt securities, i.e., "junk bonds." The value of an investment in Global Income will go up and down with the prices of the securities in which it invests. Interest rate increases can cause the price of a debt security to decrease, and the longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher quality bonds.

         Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer, because they are generally unsecured and may be subordinated to other creditor's claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

         Also, because GLOBAL INCOME is non-diversified, the fund may invest in fewer issuers than if it was a diversified fund. The value of the Fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

         GLOBAL GROWTH invests primarily in equity securities of domestic and foreign issuers. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         GLOBAL INCOME and GLOBAL GROWTH invest in securities of foreign issuers, which generally involves greater risks than investing in securities of domestic issuers. The prices of foreign securities may be further affected by other factors, including:

         o Currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

         o Political and economic conditions - The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

         o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

         o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Additionally transaction costs are often higher in developing countries, and there may be delays in settlement procedures.


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES AND POLICIES OF GLOBAL INCOME AND GLOBAL GOVERNMENT INCOME

Investment Objectives


         The investment objective of GLOBAL INCOME is to provide high current income, with a secondary objective of protection of principal and growth of capital.

         GLOBAL GOVERNMENT INCOME seeks to provide high current income and, secondarily, growth of capital and protection of principal.

Investment Policies of Global Income

         GLOBAL INCOME seeks to meet its investment objectives by investing at least 65% of its total assets in government and non-convertible corporate debt securities, both foreign and domestic, including securities issued by supranational organizations, such as the World Bank. The Fund emphasizes investment in securities issued by governments and companies in developed countries such as the United States, the countries of Western Europe, Canada, Japan, Australia and New Zealand. The Fund may also invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The Fund will normally invest in the securities of companies located in at least four different countries, including the United States, and will normally maintain at least 20% of its total assets in securities of U.S. issuers. The Fund may invest up to 10% of its total assets in common stocks, preferred stocks and similar equity securities of foreign and domestic issuers and up to 10% of its total assets in convertible debt securities of foreign and domestic issuers. The Fund may also invest up to 35% of its total assets in lower-quality debt securities, i.e, "junk bonds."

         GLOBAL INCOME is non-diversified. With respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer. However, the Fund will invest no more than 5% of its total assets in the securities of any one corporate issuer, and will invest no more than 25% of its total assets in securities of any one foreign government or supranational organization.

         GLOBAL INCOME'S portfolio managers focus on debt securities throughout the world that they believe have favorable prospects for current income or growth of capital. The portfolio managers consider whether to sell a particular security when any one of those factors materially changes.

Investment Policies of Global Government Income

         GLOBAL GOVERNMENT INCOME seeks to meet its investment objectives by investing at least 65% of its total assets in debt securities (including mortgage-backed securities) issued or guaranteed by U.S. and foreign governments or by their agencies, authorities, and instrumentalities, as well as by supranational entities, such as the World Bank. The Fund primarily invests in high-quality government debt securities that are rated in the top two ratings categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P") or deemed by the portfolio managers to be of comparable quality. The Fund may invest in lower-quality debt securities, i.e., "junk bonds."

         GLOBAL GOVERNMENT INCOME may invest up to 35% of its total assets in
(1) foreign government securities that are rated within the third and fourth highest ratings categories by Moody's or S&P or deemed by the fund's portfolio managers to be of comparable quality; (2) corporate debt obligations of U.S. or foreign issuers rated at least investment grade (rated within the four highest ratings categories by Moody's or S & P); (3) privately issued mortgage-backed and asset-backed securities that are rated at least investment grade, or deemed by the portfolio managers to be of comparable quality; and (4) common stocks, preferred stocks and warrants, provided that the Fund will invest no more than 20% of its total assets in such securities.

         GLOBAL GOVERNMENT INCOME will normally invest in securities issued by at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the Fund will invest no more than 40% of its total assets in securities of any one country, other than the U.S. The Fund will only invest in a foreign currency or in securities denominated in a foreign currency if the portfolio managers consider the currency to be fully exchangeable into U.S. dollars or a multinational currency unit.

         GLOBAL GOVERNMENT INCOME'S portfolio managers allocate assets among securities of countries and in currency denominations where the combination of fixed-income market returns, the price appreciation of fixed-income securities and currency exchange rate movements will present opportunities for meeting the Fund's investment objectives. The principal determinants of the emphasis given to various country, geographic, and industry sectors within the fund are fundamental economic strength, credit quality, and currency and interest rate trends. Further, the portfolio managers select particular issuers based on additional economic criteria such as yield, maturity, issue classification, and quality characteristics. Currency investments are based on economic factors (such as relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status, and economic policies) and on political and technical data. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

         GLOBAL GOVERNMENT INCOME is a non-diversified portfolio. With respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

INVESTMENT OBJECTIVES AND POLICIES OF GLOBAL GROWTH AND GLOBAL GROWTH & INCOME

Investment Objectives

         The investment objective of GLOBAL GROWTH is to provide long-term growth of capital.

         GLOBAL GROWTH & INCOME seeks long-term growth of capital together with current income.

Investment Policies of Global Growth

         GLOBAL GROWTH seeks to meet its investment objective by investing, normally, at least 65% of its total assets in marketable equity securities of domestic and foreign issuers. The Fund will normally invest in the securities of medium- and large-sized growth companies located in at least four countries, including the United States, and will usually maintain at least 20% of its total assets in U.S. dollar denominated securities. The Fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The Fund may also invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign and domestic issuers.

         GLOBAL GROWTH may also invest up to 35% of its total assets in high-grade short-term securities and in debt securities, including U.S. Government obligations, investment-grade corporate bonds or taxable municipal securities.

         GLOBAL GROWTH portfolio managers focus on companies that have experienced above-average long-term growth in earnings and have excellent prospects for future growth. In selecting countries in which the Fund will invest, the Fund's portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The Fund's portfolio managers consider whether to sell a particular security when any of these factors materially changes.

Investment Policies of Global Growth & Income

         GLOBAL GROWTH & INCOME seeks to meet its investment objective by investing, normally, at least 65% of its total assets in a combination of blue-chip equity securities and high-quality government bonds of U.S. and foreign issuers. "Blue chip" equity securities are those which (1) offered, during the issuer's most recent fiscal year, an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; and (2) are issued by a company with total equity market capitalization of at least $1 billion. High-quality government bonds are rated within one of the two highest ratings categories by Moody's or S&P, or are deemed by the portfolio managers to be of comparable quality.

         GLOBAL GROWTH & INCOME may invest up to 35% of its total assets in other equity securities and government and corporate debt securities that are investment grade, i.e., rated within one of the four highest ratings categories by Moody's or S&P, or are deemed by the portfolio managers to be of comparable quality. The Fund may purchase debt obligations issued or guaranteed by the U.S. or foreign governments, including foreign states, provinces or municipalities, or their agencies, authorities or instrumentalities and debt obligations of supranational organizations, such as the World Bank. The Fund will normally invest in securities of issuers in at least three countries, including the United States, and the Fund may invest a significant portion of its assets in the securities of U.S. issuers. However, the Fund may invest no more than 40% of its assets in securities of issuers in any one country, other than the U.S. The Fund may invest up to 100% of its total assets in either equity or debt securities in response to general economic changes and market conditions around the world.

         GLOBAL GROWTH & INCOME'S portfolio managers allocate assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive. The portfolio managers select fixed-income securities based on economic criteria such as yield, maturity, issue classification, and quality characteristics. The portfolio managers select equity securities that they believe are undervalued relative to the issuer's current or projected earnings and that they believe have above-average prospects for future growth. Currency investments are based on economic factors and on political and technical data. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

         GLOBAL GROWTH & INCOME is non-diversified. With respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

PORTFOLIO MANAGEMENT

         Robert G. Alley, Jan H. Friedli and Carolyn L. Gibbs, all of whom are officers of AIM Capital Management, Inc. ("AIM Capital") a wholly owned subsidiary of AIM Advisors, are primarily responsible for the day-to-day management of GLOBAL INCOME. Mr. Alley has been responsible for GLOBAL INCOME since its inception in 1994. He has been associated with AIM Advisors and/or its affiliates since 1992. Mr. Friedli has been responsible for GLOBAL INCOME since 1999. He has been associated with AIM Advisors and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was an international fixed-income trader and analyst for Strong Capital Management. Ms. Gibbs has been responsible for GLOBAL INCOME since 1995. She has been associated with AIM Advisors and/or its affiliates since 1992.

         Monika H. Degan, A. Dale Griffin, III, Benjamin A. Hock, Jr., Jason T. Holzer, Class G. Olsson, Jonathan C. Schoolor and Barret K. Sides, all of whom are officers of AIM Capital, are primarily responsible for day-to-day management of GLOBAL GROWTH. Ms. Degan has been responsible for GLOBAL GROWTH since 1999 and has been associated with AIM Advisors and/or its affiliates since 1995. From 1991 to 1995 she was senior Financial Analyst for Shell Oil Co. Pension Trust. Mr. Griffin has been responsible for GLOBAL GROWTH since its inception in 1994 and has been associated with AIM Advisors and/or its affiliates since 1989. Mr. Hock has been responsible for GLOBAL GROWTH since 1999 and has been associated with AIM Advisors and/or its affiliates since 1999. From 1994 to 1999, he was, among other officers, head of equity research at John Hancock Advisors, Inc. Mr. Holzer has been responsible for GLOBAL GROWTH since 2000 and has been associated with AIM Advisors and/or its affiliates since 1996. From 1994 to 1996, Mr. Holzer was an associate with JMB Realty. Mr. Olsson has been responsible for GLOBAL GROWTH since 1999 and has been associated with AIM Advisors and/or its affiliates since 1994. Mr. Schooler has been responsible for GLOBAL GROWTH since its inception in 1994 and has been associated with AIM Advisors and/or its affiliates since 1986. Mr. Sides has been responsible for GLOBAL GROWTH since 1999 and has been associated with AIM Advisors and/or its affiliates since 1990.

MANAGEMENT DISCUSSION AND ANALYSIS OF PERFORMANCE

         A discussion of the performance of GLOBAL INCOME for the fiscal year ended October 31, 1999, is set forth in Appendix IV to this Proxy
Statement/Prospectus and a discussion of the performance of GLOBAL GROWTH for the fiscal year ended October 31, 1999, is set forth in Appendix V to this Proxy Statement/Prospectus.

                              FINANCIAL HIGHLIGHTS

GLOBAL INCOME

         Shown below are financial highlights for a Class A share and Class B share of GLOBAL INCOME outstanding during each of the years in the five-year period ended October 31, 1999, and for a Class C share of GLOBAL INCOME outstanding during each of the years in the two-year period ended October 31, 1999 and the period August 4, 1997 (date sales commenced) through October 31, 1997. This information has been audited by AIM International's independent accountants, whose unqualified report on the financial statements of GLOBAL INCOME are included in its annual report to shareholders for the fiscal year ended October 31, 1999. GLOBAL INCOME'S annual report to shareholders dated October 31, 1999, is available without charge upon request made to AIM International at the address or telephone number appearing on the cover page of this Proxy Statement/Prospectus.

                      AIM GLOBAL INCOME FUND CLASS A SHARES


                                                                     1999        1998       1997       1996          1995
Net asset value, beginning of period                           $   10.60     $   10.93   $  10.85   $  10.74    $    10.02
                                                               ---------     ---------   --------   --------    ----------
Income from investment operations:
         Net investment income                                      0.67          0.71       0.72       0.79(a)       0.79
                                                               ---------     ---------   --------   --------    ----------
         Net gains (losses) on securities (both realized and
         unrealized)                                               (0.86)        (0.27)      0.21       0.25          0.75
                                                               ---------     ---------   --------   --------    ----------
                  Total from investment operations                 (0.19)         0.44       0.93       1.04          1.54
                                                               ---------     ---------   --------   --------    ----------
Less distributions:
         Dividends from investment income                          (0.61)        (0.61)     (0.72)     (0.81)        (0.82)
                                                               ---------     ---------   --------   --------    ----------
         Distributions from net realized gains                     --            (0.07)     (0.13)     (0.12)
                                                               ---------     ---------   --------   --------    ----------
         Return of capital                                         (0.08)        (0.09)     --         --            --
                                                               ---------     ---------   --------   --------    ----------
                  Total distributions                              (0.69)        (0.77)     (0.85)     (0.93)        (0.82)
                                                               ---------     ---------   --------   --------    ----------
Net asset value, end of period                                 $    9.72     $   10.60   $  10.93   $  10.85    $    10.74
Total return(b)                                                    (1.94)%        3.95%      9.05%     10.22%        16.07%
                                                               ---------     ---------   --------   --------    ----------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  51,077     $  58,115   $ 30.924   $  21,926   $   10,004
                                                               ---------     ---------   --------   --------    ----------
Ratio of expenses to average net assets(c)                          1.25%(d)      1.23%      1.25%      1.25%         1.25%
                                                               ---------     ---------   --------   --------    ----------
Ratio of net investment income to average net assets(e)             6.54%(d)      6.38%      6.54%      7.27%         7.38%
                                                               ---------     ---------   --------   --------    ----------
Portfolio turnover rate                                               93%           47%        61%        83%          128%
                                                               ---------     ---------   --------   --------    ----------

(a)      Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expenses reimbursements were 1.67%, 1.73%, 1.86%, 2.02% and 3.03% for the periods 1999-1995.
(d)      Ratios are based on average net assets of $60,052,093.
(e) After fee waivers and/or expense reimbursements. The ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 6.12%, 5.89%, 5.93%, 6.51% and 5.59% for the periods 1999-1995.

                      AIM GLOBAL INCOME FUND CLASS B SHARES



                                                                        1999            1998      1997       1996         1995
                                                                        ----            ----      ----       ----         ----
Net asset value, beginning of period                                 $   10.59     $   10.92  $   10.84  $   10.73    $   10.01
                                                                     ---------     ---------  ---------  ---------    ---------
Income from investment operations:
         Net investment income                                            0.62          0.65       0.67       0.74(a)      0.74
                                                                     ---------     ---------  ---------  ---------    ---------
         Net gains (losses) on securities (both realized and
         unrealized)                                                     (0.85)        (0.27)      0.21       0.24         0.75
                                                                     ---------     ---------  ---------  ---------    ---------
                  Total from investment operations                       (0.23)         0.38       0.88       0.98         1.49
                                                                     ---------     ---------  ---------  ---------    ---------
Less distributions:
         Dividends from investment income                                (0.56)        (0.55)     (0.67)     (0.75)       (0.77)
                                                                     ---------     ---------  ---------  ---------    ---------
         Distributions from net realized gains                           --            (0.07)     (0.13)     (0.12)       --
                                                                     ---------     ---------  ---------  ---------    ---------
         Return of capital                                               (0.08)        (0.09)     --         --           --
                                                                     ---------     ---------  ---------  ---------    ---------
                  Total distributions                                    (0.64)        (0.71)     (0.80)     (0.87)       (0.77)
                                                                     ---------     ---------  ---------  ---------    ---------
Net asset value, end of period                                       $    9.72     $   10.59  $   10.92  $   10.84    $   10.73
                                                                     ---------     ---------  ---------  ---------    ---------
Total return(b)                                                          (2.37)%        3.38%      8.48%      9.66%       15.56%
                                                                     ---------     ---------  ---------  ---------    ---------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $  34,423     $  36,525  $  25,121  $  16,787    $   4,207
                                                                     ---------     ---------  ---------  ---------    ---------
Ratio of expenses to average net assets(c)                                1.75%(d)      1.75%      1.76%      1.75%        1.73%
                                                                     ---------     ---------  ---------  ---------    ---------
Ratio of net investment income to average net assets(e)                   6.04%(d)      5.87%      6.03%      6.77%        6.88%
                                                                     ---------     ---------  ---------  ---------    ---------
Portfolio turnover rate                                                     93%           47%        61%        83%         128%

(a)      Calculated using average shares outstanding.
(b) Does not deduct contingent sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expenses reimbursements were 2.17%, 2.25%, 2.37%, 2.53% and 3.57% for
         1999-1995.
(d)      Ratios are based on average net assets of $38,526,539.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 5.62%, 5.37%, 5.42%, 6.00% and 5.05% for 1999-1995 for Class B.

                      AIM GLOBAL INCOME FUND CLASS C SHARES


                                                                        1999      1998       1997
                                                                        ----      ----       ----
Net asset value, beginning of period                                 $ 10.59     $10.92    $ 10.76
                                                                     -------     ------    -------
Income from investment operations:
         Net investment income                                          0.62       0.66       0.15(a)
                                                                     -------     ------    -------
         Net gains (losses) on securities (both realized and
         unrealized)                                                   (0.86)     (0.28)      0.17
                                                                     -------     ------    -------
                  Total from investment operations                     (0.24)      0.38       0.32
                                                                     -------     ------    -------
Less distributions:
         Dividends from investment income                              (0.56)     (0.55)      (0.13)
                                                                     -------     ------    -------
         Distributions from net realized gains                           ---      (0.07)      (0.03)
                                                                     -------     ------    -------
         Return of capital                                             (0.08)     (0.09)        ---
                                                                     -------     ------    -------
                  Total distributions                                  (0.64)     (0.71)      (0.16)
                                                                     -------     ------    -------
Net asset value, end of period                                       $  9.71     $10.59    $ 10.92
                                                                     -------     ------    -------
Total return(b)                                                        (2.47)%     3.39%      2.99%
                                                                     -------     ------    -------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $ 1,884     $1,785    $   242
                                                                     -------     ------    -------
Ratio of expenses to average net assets(c)                              1.75%(d)   1.73%      1.76%(e)
                                                                     -------     ------    -------
Ratio of net investment income to average net assets(f)                 6.04%(d)   5.88%      6.03%(e)
                                                                     -------     ------    -------
Portfolio turnover rate                                                   93%        47%        61%
                                                                     -------     ------    -------

(a)      Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.17%, 2.22%, and 2.37% (annualized) for 1999-1997.
(d)      Ratios are based on average net assets of $1,924,739.
(e)      Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.62%, 5.40% and 5.42% (annualized) for 1999-1997.

GLOBAL GROWTH

         Shown below are financial highlights for a Class A share and a Class B share of GLOBAL GROWTH outstanding during each of the years in the five-year period ended October 31, 1999, and for a Class C share of GLOBAL GROWTH outstanding during each of the years in the two-year period ended October 31, 1999 and the period August 4, 1997 (date sales commenced) through October 31, 1997. This information has been audited by AIM International's independent accountants, whose unqualified report on the financial statements of GLOBAL GROWTH are included in its annual report to shareholders for the fiscal year ended October 31, 1999. GLOBAL GROWTH'S annual report to shareholders dated October 31, 1999, is available without charge upon request made to AIM International at the address or telephone number appearing on the cover page of this Proxy Statement/Prospectus.

                      AIM GLOBAL GROWTH FUND CLASS A SHARES


                                                                       1999       1998        1997       1996         1995
                                                                       ----       ----        ----       ----         ----
Net asset value, beginning of period                              $   17.91     $  16.65     $ 14.20    $  12.32    $  10.23
                                                                  ---------     --------     -------    --------    --------
Income from investment operations:
         Net investment income (loss)                                 (0.10)       (0.05)      (0.04)      (0.01)      (0.02)
                                                                  ---------     --------     -------    --------    --------
         Net gains on securities (both realized and
         unrealized)                                                   6.12         1.74        2.49        2.11        2.11
                                                                  ---------     --------     -------    --------    --------
                  Total from investment operations                     6.02         1.69        2.45        2.10        2.09
                                                                  ---------     --------     -------    --------    --------
Less distributions:
         Dividends from investment income                                --           --          --          --      (0.004)
                                                                  ---------     --------     -------    --------    --------
         Distributions from net realized gains                        (0.50)       (0.43)         --       (0.22)         --
                                                                  ---------     --------     -------    --------    --------
                  Total distributions                                 (0.50)       (0.43)         --       (0.22)     (0.004)
                                                                  ---------     --------     -------    --------    --------
Net asset value, end of period                                    $   23.43     $  17.91     $ 16.65   $   14.20   $   12.32
                                                                  ---------     --------     -------    --------    --------
Total return(a)                                                       34.43%       10.43%      17.25%      17.26%      20.48%
                                                                  ---------     --------     -------    --------    --------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $ 388,549     $219,050    $178,917    $114,971  $   23,754
                                                                  ---------     --------     -------    --------    --------
Ratio of expenses to average net assets(b)                             1.67%(c)     1.70%       1.76%       1.93%       2.12%
                                                                  ---------     --------     -------    --------    --------
Ratio of net investment income (loss) to average net assets(d)        (0.57)%(c)   (0.27)%     (0.30)%     (0.13)      (0.28)%
                                                                  ---------     --------     -------    --------    --------
Portfolio turnover rate                                                  93%          97%         96%         82%         79%
                                                                  ---------     --------     -------    --------    --------

(a)      Does not deduct sales charges.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expenses reimbursements were 1.94% and 2.98% for 1996-1995.
(c)      Ratios are based on average net assets of $317,044,851.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.14)% and (1.14)% for 1996-1995.

                      AIM GLOBAL GROWTH FUND CLASS B SHARES



                                                               1999(a)        1998(a)         1997          1996         1995
                                                             ---------       ---------    ---------    ----------      --------
Net asset value, beginning of period                         $   17.52       $   16.39    $   14.05    $    12.26      $  10.22
                                                             ---------       ---------    ---------    ----------      --------
Income from investment operations:
         Net investment income (loss)                            (0.23)          (0.15)       (0.11)        (0.05)        (0.04)
                                                             ---------       ---------    ---------    ----------      --------
         Net gains (losses) on securities (both realized
         and unrealized)                                          5.99            1.71         2.45          2.06          2.08
                                                             ---------       ---------    ---------    ----------      --------
                  Total from investment operations                5.76            1.56         2.34          2.01          2.04
                                                             ---------       ---------    ---------    ----------      --------
Less distributions:
         Distributions from net realized gains                   (0.50)          (0.43)       --            (0.22)        --
                                                             ---------       ---------    ---------    ----------      --------
Net asset value, end of period                               $   22.78       $   17.52    $   16.39    $    14.05      $  12.26
                                                             ---------       ---------    ---------    ----------      --------
Total return(b)                                                  33.69%           9.78%       16.65%        16.60%        19.96%
                                                             ---------       ---------    ---------    ----------      --------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $ 425,345       $ 282,456    $ 224,225    $  121,848      $ 17,157
                                                             ---------       ---------    ---------    ----------      --------
Ratio of expenses to average net assets                           2.23%(c)        2.26%        2.29%         2.48%(d)      2.64%(d)
                                                             ---------       ---------    ---------    ----------      --------
Ratio of net Investment Income (loss) to average net assets      (1.13)%(c)      (0.83)%      (0.83)%       (0.69)%(e)    (0.79)%(e)
                                                             ---------       ---------    ---------    ----------      --------
Portfolio turnover rate                                             93%             97%          96%           82%           79%
                                                             ---------       ---------    ---------    ----------      --------

(a)      Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c)      Ratios are based on average net assets of $356,402,709.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.49% and 3.38% for 1996-1995.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.69)% and (1.54)% for 1996-1995.

                      AIM GLOBAL GROWTH FUND CLASS C SHARES



                                                                     1999(a)      1998(a)       1997
                                                                  ---------     ---------    ---------
Net asset value, beginning of period                              $   17.52     $   16.39    $   17.39
                                                                  ---------     ---------    ---------
Income from investment operations:
         Net investment income (loss)                                 (0.23)        (0.15)       (0.03)
                                                                  ---------     ---------    ---------
Net gains (losses) on securities (both realized and unrealized)        6.00          1.71        (0.97)
                                                                  ---------     ---------    ---------
                  Total from investment operations                     5.77          1.56        (1.00)
                                                                  ---------     ---------    ---------
Less distributions:
         Distributions from net realized gains                        (0.50)        (0.43)          --
                                                                  ---------     ---------    ---------
Net asset value, end of period                                    $   22.79     $   17.52    $   16.39
                                                                  ---------     ---------    ---------
Total return(b)                                                       33.69%         9.78%       (5.75)%
                                                                  ---------     ---------    ---------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $  31,356     $  11,765    $   1,100
                                                                  ---------     ---------    ---------
Ratio of expenses to average net assets                                2.23%(c)      2.26%        2.29%(d)
                                                                  ---------     ---------    ---------
Ratio of net investment income (loss) to average net assets           (1.13)%(c)    (0.83)%      (0.83)%(d)
                                                                  ---------     ---------    ---------
Portfolio turnover rate                                                  93%           97%          96%
                                                                  ---------     ---------    ---------

(a)      Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c)      Ratios are based on average net assets of $20,512,721.
(d)      Annualized.

                   ADDITIONAL INFORMATION ABOUT THE AGREEMENT

TERMS OF THE REORGANIZATIONS

         The terms and conditions under which the Reorganizations may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Appendix I to this Proxy Statement/Prospectus.

THE REORGANIZATIONS

         Each Acquiring Fund will acquire all of the assets of the Acquired Fund with which it will combine in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. Consummation of each Reorganization (the "Closing") is expected to occur on June 12, 2000, at 8:00 a.m. Eastern Time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the NYSE on June 9, 2000.

         At the Effective Time, all of the assets of GLOBAL GOVERNMENT INCOME shall be delivered to the Custodian for the account of GLOBAL INCOME in exchange for the assumption by GLOBAL INCOME of all of the liabilities of any kind of GLOBAL GOVERNMENT INCOME and delivery by AIM International directly to (i) the GLOBAL GOVERNMENT INCOME Class A shareholders of a number of GLOBAL INCOME Class A shares (including, if applicable, fractional shares rounded to the nearest thousandth), to (ii) the GLOBAL GOVERNMENT INCOME Class B shareholders of a number of GLOBAL INCOME Class B shares (including, if applicable, fractional shares rounded to the nearest thousandth), and to (iii) the GLOBAL GOVERNMENT INCOME Class C shareholders of a number of GLOBAL INCOME Class C shares (including, if applicable, fractional shares rounded to the nearest thousandth) having an aggregate net asset value equal to the net value of the assets of GLOBAL GOVERNMENT INCOME so transferred.

         At the Effective Time, all of the assets of GLOBAL GROWTH & INCOME shall be delivered to the Custodian for the account of GLOBAL GROWTH in exchange for the assumption by GLOBAL GROWTH of all of the liabilities of any kind of GLOBAL GROWTH & INCOME and delivery by AIM International directly to (i) the GLOBAL GROWTH & INCOME Class A shareholders of a number of GLOBAL GROWTH Class A shares (including, if applicable, fractional shares rounded to the nearest thousandth), to (ii) the GLOBAL GROWTH & INCOME Class B shareholders of a number of GLOBAL GROWTH Class B shares (including, if applicable, fractional shares rounded to the nearest thousandth), and to (iii) the GLOBAL GROWTH & INCOME Class C shareholders of a number of GLOBAL GROWTH Class C shares (including, if applicable, fractional shares rounded to the nearest thousandth) having an aggregate net asset value equal to the net value of the assets of GLOBAL GROWTH & INCOME so transferred, assigned and delivered.

         Consummation of the Reorganization of GLOBAL GOVERNMENT INCOME is not conditioned upon consummation of the Reorganization of GLOBAL GROWTH & INCOME, and consummation of the Reorganization of GLOBAL GROWTH & INCOME is not conditioned upon consummation of the Reorganization of GLOBAL GOVERNMENT INCOME.

BOARD CONSIDERATIONS

         The Board of Trustees of AIM Investment has determined that the Reorganizations of the Acquired Funds are in the best interests of the shareholders of each of the Acquired Funds, and recommended approval of the Agreement by the shareholders of the Acquired Funds at the Special Meeting. A summary of the information that was presented to, and considered by, the Board of Trustees in making their determination is provided below.

         At a meeting held on March 14, 2000, AIM Advisors proposed that the Board of Trustees approve the Reorganizations. The Trustees received from AIM Advisors written materials that contained information concerning the Acquired Funds and the Acquiring Funds, including comparative total return and fee and expense information, a comparison of the investment objectives of the Acquired Funds and the Acquiring Funds and pro forma expense ratios of the Acquiring Funds. AIM Advisors also provided the Board of Trustees with written materials concerning the structure of the proposed Reorganization and the Federal tax consequences of the Reorganizations.

         In considering the Reorganizations, the Board of Trustees noted that GLOBAL GOVERNMENT INCOME and GLOBAL INCOME have similar investment objectives and policies, as do GLOBAL GROWTH & INCOME and GLOBAL GROWTH.

         GLOBAL GOVERNMENT INCOME and GLOBAL INCOME both seek to provide high current income with protection of principal and growth of income as secondary considerations. GLOBAL GOVERNMENT INCOME seeks to achieve its objective by investing primarily in debt securities issued or guaranteed by U.S. and foreign governments or their agencies, authorities and instrumentalities. GLOBAL INCOME invests in a wider range of debt securities that includes securities of corporate issuers. Both funds invest primarily in investment grade securities, but are permitted to hold lower quality or "junk bonds."

         GLOBAL GROWTH seeks to provide long-term growth of capital while GLOBAL GROWTH & INCOME seeks to provide long-term growth of capital together with current income. If the reorganization is approved, current income will no longer be a consideration in connection with the investment of the assets of GLOBAL GROWTH & INCOME. GLOBAL GROWTH & INCOME invests primarily in equity securities issued by "Blue Chip" companies that pay above - average dividends. GLOBAL GROWTH'S portfolio managers focus on companies that have experienced above-average long-term growth in earnings and have excellent prospects for future growth.

         The Board of Trustees also considered the performance of the Acquired Funds in relation to the performance of the Acquiring Funds. As of December 31, 1999, the Morningstar ratings and Lipper Inc. rankings for GLOBAL INCOME and GLOBAL GOVERNMENT INCOME were as follows:

                             MORNINGSTAR RATING(1)

                                                Overall        1 Year        3 Year        5 Year        10 Year
                                                -------        ------        ------        ------        -------
Global Income                                      3             2             2             3             n/a

Global Government Income                           1             1             2             1              1

                          LIPPER RANK (Percentile)(2)

                                                1 Year         3 Year        5 Year       10 Year
                                                ------         ------        ------       -------
Global Income                                     44%           35%           24%           n/a

Global Government Income                          84%           50%           68%           90%

         As of December, 1999, the Morningstar ratings and Lipper Analytical Services rankings for GLOBAL GROWTH and GLOBAL GROWTH & INCOME were as follows:


                             MORNINGSTAR RATING(1)

                              Overall        1 Year        3 Year        5 Year        10 Year
                              -------        ------        ------        ------        -------

Global Growth                    5             5             4             5             n/a

Global Growth & Income           3             4             3             3             n/a

                          LIPPER RANK (Percentile)(2)

                                             1 Year         3 Year        5 Year       10 Year
                                             ------         ------        ------       -------
Global Growth                                  20%            19%           12%           n/a

Global Growth & Income                        100%            84%           83%           n/a

-----------
1 Under the Morningstar rating system, the top 10% of funds in a category receive 5 stars, the next 22.5% receive 4 stars, the middle 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive a single star.
2 Under the Lipper ranking system, the lower the percentile rank, the better the performance.

         The Board also considered the expenses paid by the Acquired Funds and the Acquiring Funds. The current total operating expenses of the Acquiring Funds under their contractual arrangements, expressed as a percentage of average daily net assets (the "expense ratios"), are slightly higher than the expense ratios for the Class A shares of the Acquired Funds and slightly lower than the expense ratios for the Class B and Class C shares of the Acquired Funds. However, the combined assets of each Acquiring Fund and the respective Acquired Fund will create economies of scale so that after the Reorganizations the expense ratios of the Acquiring Funds will be the same or lower than those of the Acquired Funds. The Board also noted that AIM Advisors and its affiliates have contractually committed to waive fees and reimburse expenses for the Acquiring Funds to the extent necessary to limit the total operating expenses of the GLOBAL INCOME Class A shares to 1.25% and the GLOBAL GROWTH Class A shares to 1.60% until June 30, 2001.

         AIM Advisors noted that GLOBAL INCOME'S better performance and lower expense ratios following the Reorganizations should make it a better investment for shareholders than GLOBAL GOVERNMENT INCOME and that GLOBAL GROWTH'S better performance and expected lower expense ratios should make it a better investment for shareholders than GLOBAL GROWTH & INCOME.

         The combined assets of the Acquired Funds and the Acquiring Funds should provide a more stable base for management because daily purchases and redemptions of shares should have a less significant impact on the size of the combined fund. This may afford AIM Advisors a wider range of choices among permitted investments than are currently available to the two funds separately.

         The Reorganizations may result in reduced revenues for AIM Advisors, since AIM Advisors receives slightly higher management fees on assets presently held by the Acquired Funds. However, AIM Advisors could also benefit in the future if the assets of the combined fund grow faster than the assets of the individual funds would have grown in the absence of the Reorganization AIM Advisors noted that the expenses incurred by the Acquired Funds in connection with the Reorganizations would be offset by lower management fees and total expenses after the Reorganizations.

         In addition, the Board of Trustees noted that no initial sales or other charges would be imposed on any of the shares of the Acquiring Funds issued to the shareholders of the Acquired Funds in connection with the Reorganizations. Finally, the Board of Trustees reviewed the principal terms of the Agreement. The Board of Trustees noted that the Acquired Funds would be provided with an opinion of counsel that the Reorganizations would be tax-free as to each Acquired Fund and its shareholders.

         Based on the foregoing, and their evaluation of the information presented to them, the Board of Trustees determined that the Reorganizations will not dilute the interests of the shareholders of either of the Acquired Funds and are in the best interest of the shareholders of each of the Acquired Funds in view of the better performance and generally lower or comparable operating expenses of the Acquiring Funds with which they will be combined. Therefore, the Board of Trustees recommended the approval of the Reorganizations by the shareholders of each Acquired Fund.

OTHER TERMS

         The Agreement may be amended without shareholder approval by mutual agreement of AIM Investment and AIM International. If any amendment is made to the Agreement which effects a material change to the Agreement and the Reorganizations, such change will be submitted to the affected shareholders for their approval.

         Each of AIM Investment and AIM International has made representations and warranties in the Agreement that are customary in matters such as the Reorganizations. The obligations of AIM Investment and AIM International pursuant to the Agreement with respect to a particular Acquired Fund or Acquiring Fund are subject to various conditions, including the following:

         o the assets of the Acquired Fund to be acquired by the Acquiring Fund with which it will be combined shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by each of the Acquired Funds immediately prior to the Reorganizations;

         o AIM International's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

         o the shareholders of the Acquired Fund shall have approved the Agreement; and

         o AIM Investment and AIM International shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP, that the Reorganizations will not result in the recognition of gain or loss for Federal income tax purposes for the Acquired Fund, the Acquiring Fund or their shareholders.

         The Acquired Fund and the Acquiring Funds have each agreed to bear their own expenses in connection with the Reorganizations.

         The Board of Trustees of AIM Investment may waive without shareholder approval any default by AIM International or any failure by AIM International to satisfy any of the conditions to AIM Investments obligations as long as such a waiver will not have a material adverse effect on the benefits intended under the Agreement for the shareholders of the Acquired Funds. The Agreement may be terminated and the Reorganizations may be abandoned by either AIM Investment or AIM International at any time by mutual agreement of AIM Investment and AIM International, or by either party in the event that the Acquired Funds shareholders do not approve the Agreement or if the Closing does not occur on or before December 31, 2000.

FEDERAL TAX CONSEQUENCES

         The following is a general summary of the material Federal income tax consequences of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganizations, under currently applicable law, are as follows:

         o the Reorganizations will each qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

         o no gain or loss will be recognized by an Acquired Fund upon the transfer of its assets to an Acquiring Fund;

         o no gain or loss will be recognized by any shareholder of an Acquired Fund upon the exchange of shares of an Acquired Fund solely for shares of an Acquiring Fund;

         o the tax basis of the shares of an Acquiring Fund to be received by a shareholder of an Acquired Fund will be the same as the tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

         o the holding period of the shares of an Acquiring Fund to be received by a shareholder of an Acquired Fund will include the holding period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided that such shares of the Acquired Fund are capital assets in the hands of such shareholder as of the Closing;

         o no gain or loss will be recognized by an Acquiring Fund on the receipt of assets of an Acquired Fund in exchange for shares of the Acquiring Fund and the Acquiring Fund's assumption of the Acquired Fund's liabilities;

         o the tax basis of the assets of each Acquired Fund in the hands of an Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization; and

         o the holding period of the assets of an Acquired Fund to be received by each Acquiring Fund will include the holding period of such assets in the hands of the Acquired Fund immediately prior to the Reorganization.


         As a condition to Closing, Ballard Spahr Andrews & Ingersoll, LLP will render a favorable opinion to AIM Investment and AIM International as to the foregoing Federal income tax consequences of the Reorganizations, which opinion will be conditioned upon the accuracy, as of the date of Closing, of certain representations of AIM Investment and AIM International upon which Ballard Spahr Andrews & Ingersoll, LLP will rely in rendering its opinion, which representations include, but are not limited to, the following (taking into account for purposes thereof any events that are part of the plan of reorganization):

         o there is no plan or intention by the shareholders of the Acquired Funds to redeem a number of shares of the Acquiring Funds received in the Reorganizations that would reduce an Acquired Fund shareholders' ownership of Acquiring Fund shares to a number of shares having a value, as of the Closing Date, of less than 50% of the value of all of the formerly outstanding shares of the respective Acquired Fund as of the Closing Date;

         o following the Reorganizations, each Acquiring Fund will continue the historic business of the respective Acquired Fund (for this purpose "historic business" shall mean the business most recently conducted by each Acquired Fund which was not entered into in connection with the Reorganizations) or use a significant portion of such Acquired Fund's historic business assets in its business;

         o at the direction of the Acquired Funds, the Acquiring Funds will issue directly to each Acquired Fund's shareholders pro rata the shares of the Acquiring Fund that each respective Acquired Fund constructively receives in the Reorganization and each Acquired Fund will distribute its other properties (if any) to its shareholders on, or as promptly as practicable after, the Closing;

         o the Acquiring Funds have no plan or intention to reacquire any of their shares issued in the Reorganizations, except to the extent that the Acquiring Funds are required by the Investment Company Act of 1940 (the "1940 Act") to redeem any of their shares presented for redemption;

         o the Acquiring Funds do not plan or intend to sell or otherwise dispose of any of the assets of the Acquired Funds acquired in the Reorganizations, except for dispositions made in the ordinary course of their business or dispositions necessary to maintain their status as a "regulated investment company" ("RIC") under the Code;

         o the Acquiring Funds, the Acquired Funds and the shareholders of the Acquired Funds will pay their respective expenses, if any, incurred in connection with the Reorganizations;

         o each Acquiring Fund will acquire at least 90 percent of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by each respective Acquired Fund immediately before the Reorganizations, including for this purpose any amounts used by each Acquired Fund to pay its reorganization expenses and all redemptions and distributions made by the Acquired Fund immediately before the Reorganizations (other than redemptions pursuant to a demand of a shareholder in the ordinary course of the Acquired Fund's business as an open-end diversified management investment company under the 1940 Act and regular, normal dividends not in excess of the requirements of Section 852 of the Code); and

         o the Acquiring Funds and the Acquired Funds have each elected to be taxed as a RIC under Section 851 of the Code and will each have qualified for the special Federal tax treatment afforded RICs under the Code for all taxable periods (including the last short taxable period of the Acquired Funds ending on the Closing and the taxable year of the Acquiring Funds that includes the Closing).

         THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF THE ACQUIRED FUNDS. THE ACQUIRED FUNDS SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATIONS, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

ACCOUNTING TREATMENT

         The Reorganizations will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to the Acquiring Funds of the assets of the Acquired Funds will be the same as the book cost basis of such assets to the Acquired Funds.


                             RIGHTS OF SHAREHOLDERS

         Currently, the Board of Directors of AIM International is soliciting proxies from its shareholders to vote on various proposals, including approving change in its domicile (the "Redomestication") pursuant to an Agreement and Plan of Reorganization, under which AIM International, which is currently a Maryland corporation, will reorganize as a Delaware business trust and change its name to AIM International Mutual Funds (AIMF). These proposals are expected to be approved by AIM International shareholders at a special meeting of shareholders to be held on May 3, 2000. If the Redomestication is not approved, AIM International will continue as a Maryland corporation. The following discussion provides information with respect to the differences in the rights of shareholders under Maryland law and Delaware law in the event that the Redomestication is not approved, and information regarding the differences between the rights of shareholders under the Agreement and Declaration of Trust of AIM Investment and the Agreement and Declaration of Trust of AIMF assuming the Redomestication is approved.

RIGHTS OF SHAREHOLDERS UNDER MARYLAND LAW AND DELAWARE LAW IF REDOMESTICATION IS NOT APPROVED

         General

         Currently, AIM International is a Maryland corporation and AIM Investment is a Delaware business trust. There is much that is similar between the two forms of organization. For example, the responsibilities, powers and fiduciary duties of the trustees of the AIM Investment are substantially the same as those of the directors of AIM International.

         There are, however, certain differences between the two forms of organization. The operations of AIM International, as a Maryland corporation, are governed by its Articles of Incorporation, and amendments and supplements thereto, and applicable Maryland law. The operations of AIM Investment, as a Delaware business trust, are governed by its Agreement and Declaration of Trust, as amended (the "Declaration of Trust") and Delaware law.

         Liability of Shareholders

         The Delaware Business Trust Act provides that shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is, however, a remote possibility that, under certain circumstances, shareholders of a Delaware business trust might be held personally liable for the trust's obligations to the extent the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The AIM Investment Declaration of Trust provides that shareholders of the Acquired Funds shall not be subject to any personal liability for acts or obligations of the Acquired Funds and that every written agreement, obligation or other undertaking made or issued by the Acquired Funds shall contain a provision to the effect that shareholders are not personally liable thereunder. In addition, the Declaration of Trust provides for indemnification out of the Acquired Funds' property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Therefore, the risk of any shareholder incurring financial loss beyond his investment due to shareholder liability is limited to circumstances in which the Acquired Funds themselves are unable to meet their obligations and the express disclaimer of shareholder liabilities is determined not to be effective. Given the nature of the assets and operations of the Acquired Funds, the possibility of the Acquired Funds being unable to meet their obligations is considered remote, and even if a claim were brought against the Funds and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.

         Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations, except that a shareholder may be liable to the extent that he receives any distribution which exceeds the amount which he could properly receive under Maryland law or where such liability is necessary to prevent fraud.

         Election of Directors/Trustees; Terms

         The shareholders of AIM Investment have elected the trustees of AIM Investment. Such trustees serve for the life of AIM Investment, subject to the earlier death, incapacitation, resignation, retirement or removal (see below). Shareholders may elect successors to such trustees only at annual or special meetings of shareholders.

         The shareholders of AIM International have elected the directors of AIM International. Each director serves until a successor is elected, subject to earlier death, incapacitation, resignation, retirement or removal (see below). Shareholders may elect successors to such directors only at annual or special meetings of shareholders.

         Removal of Trustees/Directors

         A trustee of AIM Investment may be removed at any time by vote of at least two-thirds of the trustees or by vote of two-thirds of the outstanding shares of AIM Investment. The Declaration of Trust provides that vacancies may be filled by appointment by the remaining trustees.

         A director of AIM International may be removed by the affirmative vote of a majority of the Board of Directors, a committee of the Board of Directors appointed for such purpose, or the holders of a majority of the outstanding shares of AIM International.

         Meetings of Shareholders

         AIM Investment is not required to hold annual meetings of shareholders unless required by the 1940 Act and does not intend to do so. The By-Laws of AIM Investment provide that a majority of the Trustees may call special meetings of shareholders and the Trustees shall call a special meeting of the shareholders upon written request of the holders of not less than 10% of the Acquired Funds' shares. Special meetings may be called for the purpose of electing trustees or for any other action requiring shareholder approval, or for any matter deemed by the trustees to be necessary or desirable.

         AIM International is not required to hold annual meetings of shareholders and does not intend to do so unless required by the 1940 Act. AIM International's Bylaws provide that a special meeting of shareholders may be called by the President, Secretary, a majority of the Board of Directors or holders of shares entitled to cast at least 10% of the votes entitled to be cast at the special meeting. Requests for special meetings must, among other things, state the purpose of such meeting and the matters to be voted upon. No special meeting may be called to consider any matter previously voted upon at a special meeting called by the shareholders during the preceding twelve months, unless requested by a majority of all shares entitled to vote at such meeting.

         Liability of Directors/Trustees and Officers; Indemnification

         Delaware law provides that trustees of a business trust shall not be liable to the business trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustee's liabilities may be expanded or restricted by such instrument. Under the AIM Investment Declaration of Trust, the trustees and officers of AIM Investment are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Delaware law allows a business trust to indemnify and hold harmless any trustee or other person against any and all claims and demands. The AIM Investment Declaration of Trust require the indemnification of its trustees and officers to the fullest extent permitted by Delaware law, except with respect to any matter in which it has been determined that such director or officer acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

         Maryland law permits a corporation to eliminate liability of its directors and officers to the corporation or its stockholders, except for liability arising from receipt of an improper benefit or profit and from active and deliberate dishonesty. AIM International's Articles of Incorporation eliminate director and officer liability to the fullest extent permitted under Maryland law. Under Maryland law, indemnification of a corporation's directors and officers is mandatory if a director or officer has been successful on the merits or otherwise in the defense of certain proceedings. Maryland law permits indemnification for other matters unless it is established that the act or omission giving rise to the proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper benefit.

         Termination

         AIM Investment or any series or class of shares of beneficial interest in AIM Investment may be terminated by (1) a majority shareholder vote of AIM Investment or the affected series or class, respectively, or (2) if there are fewer than 100 shareholders of record of AIM Investment or of such terminating series or class, the trustees pursuant to written notice to the shares of AIM Investment or the affected series or class.

         Maryland law provides that AIM International may be dissolved by the vote of a majority of the Board of Directors and two-thirds of the shares entitled to vote on the dissolution.

         Voting Rights of Shareholders

         The AIM Investment Declaration of Trust grants shareholders power to vote only with respect to the following: (i) election of trustees; (ii) removal of trustees, (iii) approval of investment advisory contracts, as required by the 1940 Act; (iv) termination of AIM Investment or a series of class of its shares of beneficial interest, (v) amendment of the Declaration of Trust, (vi) sale of all or substantially all of the assets of AIM Investment or one of its investment portfolios, (vii) merger or consolidation of AIM Investment or any of its investment portfolios, with certain exceptions, and (viii) approval of such additional matters as may be required by law or as the trustees, in their sole discretion, shall determine.

         Shareholders of a Maryland corporation such as AIM International are entitled to vote on, among other things, those matters which effect fundamental changes in the corporate structure (such as a merger, consolidation or sale of substantially all of the assets of the corporation) as provided by Maryland corporation law.

         Dissenters' Rights

         Neither Delaware law nor the Declaration of Trust confers upon AIM Investment shareholders appraisal or dissenters' rights.

         Under Maryland law, AIM International's shareholders may not demand the fair value of their shares from the successor company in a transaction involving the transfer of the Acquiring Funds' assets, and are bound by the terms of the transaction.

         Amendments to Organization Documents

         Consistent with Delaware law, the Board of Trustees of AIM Investment may, without shareholder approval, amend the Declaration of Trust at any time, except that no amendment may be made which repeals the limitations of personal liability of any shareholder, which reduces the amount payable in respect of the shares of AIM Investment upon liquidation of AIM Investment or which diminishes or eliminates any voting rights pertaining to the shares of AIM Investment, without approval of the majority of the shares of AIM Investment. The trustees shall have the power to alter, amend or repeal the Bylaws of AIM Investment or adopt new Bylaws at any time.

         Consistent with Maryland law, AIM International reserves the right to amend, alter, change or repeal any provision contained in their Articles of Incorporation in the manner now or hereafter prescribed by statute, including any amendment that alters the contract rights, as expressly set forth in the Articles of Incorporation, of any outstanding stock, and all rights conferred on shareholders are granted subject to this reservation. The Board of Directors of AIM International may approve amendments to the Articles of Incorporation to classify or reclassify unissued shares of a class of stock without shareholder approval. Other amendments to the AIM International Articles of Incorporation may be adopted if approved by a vote of a majority of the shares at any meeting at which a quorum is present. The AIM International Bylaws provide that the Bylaws may be amended at any regular meeting or special meeting of the stockholders provided that notice of such amendment is contained in the notice of the special meeting. Except as to any particular Bylaw which is specified as not subject to amendment by the Board of Directors, the Bylaws may be also amended by the affirmative vote of a majority of the Board of Directors at any regular or special meetings of the Board.

RIGHTS OF SHAREHOLDERS UNDER DECLARATIONS OF TRUST OF AIM INVESTMENT AND AIMF IF THE REDOMESTICATION IS APPROVED

         Generally, there will be no material differences between the rights of shareholders under the Agreement and Declaration of Trust of AIM Investment and the rights of shareholders under the proposed Agreement and Declaration of Trust of AIMF. However, under the Agreement and Declaration of Trust of AIMF, Class B shares, other than those purchased through reinvestment dividends and distributions will be subject to automatic conversion to Class A shares eight years after the date of purchase.

         Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares will be considered held in a separate sub-account, and will automatically convert to Class A shares in the same proportion as any Class B shares (other than those in the sub-account) convert to Class A shares unless the Acquiring Funds implement any amendment to its Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act. In that case, if the Trustees determine that the amendment would materially increase the charges that may be borne by the Class

A shareholders under the 12b-1 plan, the Class B shares will stop converting to the Class A shares unless the Class B shares, voting separately, approve the amendment.


         OWNERSHIP OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS SHARES

SIGNIFICANT HOLDERS

         Listed below is the name, address and percent ownership of each person who as of April 3, 2000, to the knowledge of AIM Investment, owned beneficially 5% or more of any class of the outstanding shares of the Acquired Funds:


                        AIM GLOBAL GOVERNMENT INCOME FUND

                                                               PERCENT
                          CLASS OF     NUMBER OF SHARES      BENEFICIAL
NAME AND ADDRESS           SHARES           OWNED             OWNERSHIP
----------------          --------     ----------------      ----------



                        AIM GLOBAL GROWTH & INCOME FUND

                                                               PERCENT
                          CLASS OF     NUMBER OF SHARES      BENEFICIAL
NAME AND ADDRESS           SHARES           OWNED             OWNERSHIP
----------------          --------     ----------------      ----------






         Listed below is the name, address and percent ownership of each person who as of [APRIL 3, 2000] to the knowledge of AIM International, owned beneficially 5% or more of the outstanding shares of the Acquiring Funds:

                             AIM GLOBAL INCOME FUND

                                       NUMBER OF          PERCENT
                       CLASS OF         SHARES          BENEFICIAL
NAME AND ADDRESS         SHARES          OWNED           OWNERSHIP
----------------       --------        ---------        ----------









                             AIM GLOBAL GROWTH FUND


                                       NUMBER OF          PERCENT
                        CLASS OF        SHARES          BENEFICIAL
NAME AND ADDRESS         SHARES          OWNED           OWNERSHIP
----------------       --------        ---------        ----------







OWNERSHIP OF OFFICERS AND DIRECTORS/TRUSTEES

         To the best of the knowledge of AIM International, the beneficial ownership of shares of the Acquiring Funds by officers and directors of AIM International as a group constituted less than 1% of the outstanding shares of each such fund as of April 3, 2000. To the best of the knowledge of AIM Investment, the beneficial ownership of shares of the Acquired Funds by officers or trustees of AIM Investment as a group constituted less than 1% of the outstanding shares of such fund as of [APRIL 3, 2000].


                                 CAPITALIZATION

         The following table sets forth as of October 31, 1999, (i) the capitalization of the Acquiring Funds Class A shares, Class B Shares and Class C shares, (ii) the capitalization of the Acquired Funds Class A shares, Class B shares and Class C shares, and (iii) the pro forma capitalization of the Acquiring Funds Class A shares, Class B shares and Class C shares as adjusted to give effect to the transactions contemplated by the Agreement.

          AIM GLOBAL INCOME FUND AND AIM GLOBAL GOVERNMENT INCOME FUND

                                                      AIM GLOBAL            AIM GLOBAL
                                                      GOVERNMENT            GOVERNMENT            PRO FORMA AIM GLOBAL
                         AIM GLOBAL INCOME FUND      INCOME FUND            INCOME FUND           INCOME FUND CLASS A
                             CLASS A SHARES         CLASS A SHARES       ADVISOR CLASS(1)          SHARES AS ADJUSTED
                         ----------------------     --------------       ----------------         --------------------
Net Assets                      $51,076,640          $85,669,094             $206,144                 $136,951,876

Shares Outstanding                5,255,715           10,462,287               25,070                   14,092,362

Net Asset Value Per
Share                           $      9.72          $      8.19             $   8.22                 $       9.72


                                                                         AIM GLOBAL
                                                      AIM GLOBAL      GOVERNMENT INCOME     PRO FORMA AIM GLOBAL
                                                     INCOME FUND            FUND             INCOME FUND CLASS B
                                                    CLASS B SHARES     CLASS B SHARES        SHARES AS ADJUSTED
                                                    --------------    -----------------     --------------------
Net Assets                                           $34,422,767         $55,849,297             $90,272,064

Shares Outstanding                                     3,543,063           6,821,145               9,290,509

Net Asset Value Per Share                            $      9.72         $      8.19             $      9.72


                                                                         AIM GLOBAL
                                                      AIM GLOBAL      GOVERNMENT INCOME     PRO FORMA AIM GLOBAL
                                                     INCOME FUND            FUND             INCOME FUND CLASS C
                                                    CLASS C SHARES     CLASS C SHARES        SHARES AS ADJUSTED
                                                    --------------    -----------------     --------------------
Net Assets                                            $1,883,505          $242,724               $2,126,229

Shares Outstanding                                       193,937            29,660                  218,923

Net Asset Value Per Share                             $     9.71          $   8.18               $     9.71


           AIM GLOBAL GROWTH FUND AND AIM GLOBAL GROWTH & INCOME FUND

                                                      AIM GLOBAL            AIM GLOBAL
                                                   GROWTH & INCOME           GROWTH &             PRO FORMA AIM GLOBAL
                         AIM GLOBAL GROWTH FUND          FUND               INCOME FUND           GROWTH FUND CLASS A
                             CLASS A SHARES         CLASS A SHARES       ADVISOR CLASS(1)          SHARES AS ADJUSTED
                         ----------------------    ---------------       ----------------         --------------------
Net Assets                    $388,549,182           $254,060,449           $5,404,917                $648,014,548

Shares Outstanding              16,580,603             32,565,310              693,765                  27,652,470

Net Asset Value Per
Share                         $      23.43           $       7.80           $     7.79                $      23.43


                                                         AIM                 AIM
                                                    GLOBAL GROWTH      GLOBAL GROWTH &      PRO FORMA AIM GLOBAL
                                                         FUND            INCOME FUND         GROWTH FUND CLASS B
                                                    CLASS B SHARES     CLASS B SHARES        SHARES AS ADJUSTED
                                                    --------------     ---------------      --------------------

Net Assets                                           $425,345,431       $376,180,588            $801,526,019
Shares Outstanding                                     18,669,410         48,228,206              35,183,019

Net Asset Value Per Share                                               $       7.80            $      22.78
                                                     $      22.78


                                                         AIM                 AIM
                                                    GLOBAL GROWTH      GLOBAL GROWTH &      PRO FORMA AIM GLOBAL
                                                         FUND            INCOMEFUND          GROWTH FUND CLASS C
                                                    CLASS C SHARES     CLASS C SHARES        SHARES AS ADJUSTED
                                                    --------------     ---------------      --------------------
Net Assets                                           $31,356,460         $1,344,034              $32,700,494

Shares Outstanding                                     1,375,854            172,358                1,434,844

Net Asset Value Per Share                            $     22.79         $     7.80              $     22.79

--------------
(1) Effective February 11, 2000, GLOBAL GOVERNMENT INCOME and GLOBAL GROWTH & INCOME discontinued sales of Advisor Class shares and converted them into Class A shares.


                                  LEGAL MATTERS

         Certain legal matters concerning AIM International and its participation in the Reorganizations, the issuance of shares of the Acquiring Funds in connection with the Reorganizations and the tax consequences of the Reorganizations will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, 51st Floor, Philadelphia, PA 19103-7599. Certain legal matters concerning AIM Investment and its participation in the Reorganizations will be passed upon by Kirkpatrick & Lockhart, LLP 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800.


                           INFORMATION FILED WITH THE
                       SECURITIES AND EXCHANGE COMMISSION

         This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which AIM Investment and AIM International have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number for AIM Investment's registration statement containing the Prospectus and Statement of Additional Information relating to the Acquired Funds is Registration No. 2-57526. Such Prospectus and Statement of Additional Information are incorporated herein by reference. The SEC file number for AIM International's registration statement containing the Prospectus and Statement of Additional Information relating to the Acquiring Funds is Registration No. 811-6463. Such Prospectus and Statement of Additional Information are incorporated herein by reference.

         AIM International and AIM Investment are subject to the informational requirements of the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by AIM Investment and AIM International (including the Registration Statement of AIM International relating to the Acquiring Funds on Form N-14 of which this Proxy Statement/Prospectus is a part and which is hereby incorporated by reference) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional offices of the SEC: 7 World Trade Center, New York, New York 10048; and 500 West Madison Street, 14th Floor, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a Web site at http://www.sec.gov that contains information regarding AIM International, AIM Investment and other registrants that file electronically with the SEC.

              ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND
                               THE ACQUIRED FUNDS

         Currently, the Board of Directors of AIM International. is soliciting proxies from its shareholders to vote on various proposals, including changing the Acquiring Funds' fundamental investment restrictions and changing the Acquiring Funds' fundamental investment objectives so that they are non-fundamental. These proposals are expected to be approved by AIM International. shareholders at a special meeting of shareholders to held on May 3, 2000, and this Proxy Statement/Prospectus has been prepared assuming such approval. If these proposals are not approved, AIM International will provide you with additional information.

         For more information with respect to AIM International and the Acquiring Funds concerning the following topics, please refer to the Acquiring Funds Prospectuses as indicated: (i) see "Investment Objectives and Strategies" and "Fund Management" for further information regarding AIM International and the Acquiring Funds; (ii) see "Investment Objectives and Strategies," "Fund Management," and "Other Information" for further information regarding management of the Acquiring Funds; (iii) see "Fund Management" and "Other Information" for further information regarding the shares of the Acquiring Funds; (iv) see "Fund Management," "Other Information," and "Shareholder Information" for further information regarding the purchase, redemption and repurchase of shares of the Acquiring Funds.

         For more information with respect to AIM Investment and the Acquired Funds concerning the following topics, please refer to the Acquired Funds Prospectuses as indicated: (i) see "Investment Objectives and Strategies" and "Fund Management" for further information regarding AIM Investment and the Acquired Funds; (ii) see discussion in "Investment Objectives and Strategies," "Fund Management," and "Other Information" for further information regarding management of the Acquired Funds; (iii) see "Fund management" and "Other Information" for further information regarding the shares of the Acquired Funds;
(iv) see "Fund Management," "Other Information," and "Shareholder Information" for further information regarding the purchase, redemption and repurchase of the Acquired Funds.

                                                                      Appendix I

                                    AGREEMENT

                                       and

                             PLAN OF REORGANIZATION

                                       for

                        AIM GLOBAL GOVERNMENT INCOME FUND

                                       and

                        AIM GLOBAL GROWTH & INCOME FUND,

                             separate portfolios of

                              AIM INVESTMENT FUNDS



                                 March 22, 2000

                                TABLE OF CONTENTS

ARTICLE 1 DEFINITIONS .................................................................................1
         Section 1.1       Definitions.................................................................1

ARTICLE 2 TRANSFER OF ASSETS...........................................................................4
         Section 2.1       Reorganizations.............................................................4
         Section 2.2       Computation of Net Asset Value..............................................5
         Section 2.3       Valuation...................................................................5
         Section 2.4       Delivery....................................................................6
         Section 2.5       Termination of Series.......................................................6
         Section 2.6       Issuance of Acquiring Fund Shares...........................................6
         Section 2.7       Investment Securities.......................................................7
         Section 2.8       Liabilities.................................................................7

ARTICLE 3 REPRESENTATIONS AND WARRANTIES OF AIM INVESTMENT.............................................7
         Section 3.1       Organization; Authority.....................................................7
         Section 3.2       Registration and Regulation of AIM Investment...............................7
         Section 3.3       Financial Statements........................................................7
         Section 3.4       No Material Adverse Changes; Contingent Liabilities.........................8
         Section 3.5       Acquired Fund Shares; Liabilities; Business Operations......................8
         Section 3.6       Accountants.................................................................9
         Section 3.7       Binding Obligation..........................................................8
         Section 3.8       No Breaches or Defaults.....................................................9
         Section 3.9       Authorizations or Consents..................................................9
         Section 3.10      Permits.....................................................................9
         Section 3.11      No Actions, Suits or Proceedings............................................9
         Section 3.12      Contracts..................................................................10
         Section 3.13      Properties and Assets......................................................10
         Section 3.14      Taxes......................................................................10
         Section 3.15      Benefit and Employment Obligations.........................................11
         Section 3.16      Brokers....................................................................11
         Section 3.17      Voting Requirements........................................................11
         Section 3.18      State Takeover Statutes....................................................11
         Section 3.19      Books and Records..........................................................11
         Section 3.20      Prospectus and Statement of Additional Information.........................11
         Section 3.21      No Distribution............................................................11
         Section 3.22      Liabilities of the Acquired Funds..........................................11
         Section 3.23      Value of Shares............................................................12
         Section 3.24      Shareholder Expenses.......................................................12
         Section 3.25      Intercompany Indebtedness..................................................12

ARTICLE 4 REPRESENTATIONS AND WARRANTIES OF AIM INTERNATIONAL.........................................12
         Section 4.1       Organization; Authority....................................................12
         Section 4.2       Registration and Regulation of AIM International...........................12
         Section 4.3       Financial Statements.......................................................12

         Section 4.4       No Material Adverse Changes; Contingent Liabilities........................13
         Section 4.5       Registration of Acquiring Fund Class A Shares and Acquiring Fund
                           Class B Shares and Acquiring Fund Class C Shares...........................13
         Section 4.6       Accountants................................................................14
         Section 4.7       Binding Obligation.........................................................14
         Section 4.8       No Breaches or Defaults....................................................14
         Section 4.9       Authorizations or Consents.................................................14
         Section 4.10      Permits....................................................................14
         Section 4.11      No Actions, Suits or Proceedings...........................................15
         Section 4.12      Taxes......................................................................15
         Section 4.13      Brokers....................................................................15
         Section 4.14      Representations Concerning the Reorganization..............................16
         Section 4.15      Prospectus and Statement of Additional Information.........................16
         Section 4.16      Value of Shares............................................................16
         Section 4.17      Intercompany Indebtedness; Consideration...................................17

ARTICLE 5 COVENANTS...................................................................................17
         Section 5.1       Conduct of Business........................................................17
         Section 5.2       Announcements..............................................................18
         Section 5.3       Expenses...................................................................18
         Section 5.4       Further Assurances.........................................................18
         Section 5.5       Notice of Events...........................................................18
         Section 5.6       Access to Information......................................................19
         Section 5.7       Consents, Approvals and Filings............................................19
         Section 5.8       Submission of Agreement to Shareholders....................................19

ARTICLE 6 CONDITIONS PRECEDENT TO THE REORGANIZATION..................................................19
         Section 6.1       Conditions Precedent of AIM International..................................19
         Section 6.2       Mutual Conditions..........................................................20
         Section 6.3       Conditions Precedent of AIM Investment.....................................21
         Section 6.4       Transactions Independent...................................................22

ARTICLE 7 TERMINATION OF AGREEMENT....................................................................22
         Section 7.1       Termination................................................................22
         Section 7.2       Survival After Termination.................................................22

ARTICLE 8 MISCELLANEOUS...............................................................................23
         Section 8.1       Survival of Representations and Warranties.................................23
         Section 8.2       Governing Law..............................................................23
         Section 8.3       Binding Effect, Persons Benefitting, No Assignment.........................23
         Section 8.4       Obligations of AIM International and AIM Investment........................23
         Section 8.5       Amendments.................................................................23
         Section 8.6       Enforcement................................................................24
         Section 8.7       Interpretation.............................................................24

         Section 8.8       Counterparts...............................................................24
         Section 8.9       Entire Agreement; Schedules................................................24
         Section 8.10      Notices....................................................................24
         Section 8.11      Representations by AIM Advisors............................................25

Schedule 6.1(d)           Opinion of Counsel to AIM Investment
Schedule 6.2(g)           Tax Opinions
Schedule 6.3(d)           Opinion of Counsel to AIM International

                      AGREEMENT AND PLAN OF REORGANIZATION


         AGREEMENT AND PLAN OF REORGANIZATION, dated as of March 22, 2000 (this "Agreement"), by and among AIM Investment Funds, a Delaware business trust ("AIM Investment"), acting on behalf of AIM Global Government Income Fund and AIM Global Growth & Income Fund, each a separate series of AIM Investment (the "Acquired Funds"), AIM International Funds, Inc., a Maryland corporation ("AIM International"), acting on behalf of AIM Global Income Fund and AIM Global Growth Fund, each a separate series of AIM International (the "Acquiring Funds"), and A I M Advisors, Inc. ("AIM Advisors"), a Delaware corporation.

                                   WITNESSETH

         WHEREAS, AIM Investment is an investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including AIM Global Government Income Fund and AIM Global Growth & Income Fund, for sale to the public; and

         WHEREAS, AIM International is an investment company registered with the SEC under the Investment Company Act that offers separate series of its shares representing interests in its investment portfolios, including AIM Global Income Fund and AIM Global Growth Fund for sale to the public; and

         WHEREAS, AIM Advisors provides investment advisory services to both AIM Investment and AIM International; and

         WHEREAS, each Acquired Fund desires to provide for its reorganization through the transfer of all of its assets to the Acquiring Fund with which it will combine in exchange for the assumption by the Acquiring Fund of all of the liabilities of such Acquired Fund and the issuance by AIM International of shares of such Acquiring Fund in the manner set forth in this Agreement; and

         WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

         NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, AIM Investment, AIM International and AIM Advisors agree as follows:


                                    ARTICLE 1
                                   DEFINITIONS

         Section 1.1 Definitions. For all purposes in this Agreement, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

         "Acquired Fund" means AIM Global Government Income Fund and AIM Global Growth & Income Fund, each a separate series of AIM Investment.

         "Acquired Fund Financial Statements" shall have the meaning set forth in Section 3.3 of this Agreement.

         "Acquired Fund Shareholders" means the holders of record as of the Effective Time of the issued and outstanding shares of beneficial interest in an Acquired Fund.

         "Acquired Fund Shareholders Meeting" means a meeting of the shareholders of an Acquired Fund convened in accordance with applicable law and the Agreement and Declaration of Trust of AIM Investment to consider and vote upon the approval of this Agreement and the Reorganization of such Acquired Fund contemplated by this Agreement.

         "Acquired Fund Shares" means the issued and outstanding shares of beneficial interest in an Acquired Fund.

         "Acquiring Fund" means AIM Global Income Fund and AIM Global Growth Fund, each a separate series of AIM International.

         "Acquiring Fund Class A Shares" means Class A Shares of the capital stock of an Acquiring Fund issued by AIM International.

         "Acquiring Fund Class B Shares" means Class B Shares of the capital stock of an Acquiring Fund issued by AIM International.

         "Acquiring Fund Class C Shares" means Class C Shares of the capital stock of Acquiring Fund issued by AIM International.

         "Acquiring Fund Financial Statements" shall have the meaning set forth in Section 4.3 of this Agreement.

         "Acquiring Fund Shares" means shares of the capital stock of AIM International issued pursuant to Section 2.6 of this Agreement.

         "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

         "Affiliated Person" means an affiliated person as defined in Section 2(a)(3) of the Investment Company Act.

         "Agreement" means this Agreement and Plan of Reorganization, together with all schedules and exhibits attached hereto and all amendments hereto and thereof.

         "AIM Investment" means AIM Investment Funds, a Delaware business trust.

         "AIM Investment Registration Statement" means the registration statement on Form N-1A of AIM Investment, as amended, 1940 Act Registration No. 811-05426.

         "AIM International" means AIM International Funds, Inc., a Maryland corporation.

         "AIM International Registration Statement" means the registration statement on Form N-1A of AIM International, as amended, 1940 Act Registration No. 811-6463.

         "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by AIM Investments on behalf of an Acquired Fund, or otherwise providing benefits to any current or former employee, officer or trustee of AIM Investments.

         "Closing" means the transfer of the assets of an Acquired Fund to the Acquiring Fund with which it will combine, the assumption of all of such Acquired Fund's liabilities by the Acquiring Fund and the issuance of the Acquiring Fund Shares directly to the Acquired Fund Shareholders as described in
Section 2.1 of this Agreement.

         "Closing Date" means June 12, 2000 or such other date as the parties may mutually determine.

         "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

         "Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of the Acquiring Funds and the Acquired Funds.

         "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

         "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

         "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

         "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the National Association of Securities Dealers, Inc., the Commodity Futures Trading Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

         "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

         "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

         "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

         "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

         "Reorganization" means the acquisition of the assets of an Acquired Fund by the Acquiring Fund with which it will combine in consideration of the assumption by such Acquiring Fund of all of the liabilities of the Acquired Fund and the issuance by AIM International of Acquiring Fund Shares directly to Acquired Fund Shareholders as described in this Agreement, and the termination of such Acquired Fund's status as designated series of shares of AIM Investment.

         "Required Shareholder Vote" shall have the meaning set forth in Section
3.17 of this Agreement.

         "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

         "SEC" means the United States Securities and Exchange Commission.

         "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

         "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

         "Valuation Date" shall have the meaning set forth in Section 2.3 of this Agreement.


                                    ARTICLE 2
                               TRANSFER OF ASSETS

         Section 2.1 Reorganizations.

         (a) Reorganization of AIM Global Government Income Fund. At the Effective Time, all of the assets of AIM Global Government Income Fund shall be delivered to the Custodian for the account of AIM Global Income Fund in exchange for the assumption by AIM Global Income Fund of all of the liabilities of any kind of AIM Global Government Income Fund and delivery by AIM International directly to (i) the holders of record as of the Effective Time of the issued and outstanding Class A shares of AIM Global Government Income Fund of a number of AIM Global Income Fund Class A shares (including, if applicable, fractional shares rounded to the nearest thousandth), to (ii) the holders of record as of the Effective Time of the issued and outstanding Class B shares of AIM Global Government Income Fund of a number of AIM Global Income Fund Class B shares (including, if applicable, fractional shares rounded to the nearest thousandth), and to (iii) the holders of record as of the Effective Time of the issued and outstanding Class C shares of AIM Global Government Income Fund of a number of AIM Global Income Fund Class C shares (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the net value of the assets of AIM Global Government Income Fund so transferred, assigned and delivered, all determined and adjusted as provided in
Section 2.2 below. Upon delivery of such assets, AIM Global Income Fund will receive good and marketable title to such assets free and clear of all Liens

         (b) Reorganization of AIM Global Growth & Income Fund. At the Effective Time, all of the assets of AIM Global Growth & Income Fund shall be delivered to the Custodian for the account of AIM Global Growth Fund in exchange for the assumption by AIM Global Growth Fund of all of the liabilities of any kind of AIM Global Growth & Income Fund and delivery by AIM International directly to
(i) the holders of record as of the Effective Time of the issued and outstanding Advisor Class and Class A shares of AIM Global Growth & Income Fund of a number of AIM Global Growth Fund Class A shares (including, if applicable, fractional shares rounded to the nearest thousandth), to (ii) the holders of record as of the Effective Time of the issued and outstanding Class B shares of AIM Global Growth & Income Fund of a number of AIM Global Growth Fund Class B shares (including, if applicable, fractional shares rounded to the nearest thousandth), and to (iii) the holders of record as of the Effective Time of the issued and outstanding Class C shares of AIM Global Growth Fund of a number of AIM Global Growth Fund Class C shares (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the net value of the assets of AIM Global Growth & Income Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, AIM Global Growth Fund will receive good and marketable title to such assets free and clear of all Liens.

         Section 2.2 Computation of Net Asset Value.

         (a) The net asset value of the Acquiring Fund Shares, and the net value of the assets of an Acquired Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the Valuation Date.

         (b) The net asset value of the Acquiring Fund Shares shall be computed in accordance with the policies and procedures of the Acquiring Fund as described in the AIM International Registration Statement.

         (c) The net value of the assets of an Acquired Fund to be transferred to an Acquiring Fund pursuant to this Agreement shall be computed in accordance with the policies and procedures of the Acquired Fund as described in the AIM Investment Registration Statement.

         (d) All computations of value regarding the net assets of an Acquired Fund and the net asset value of the Acquiring Fund Shares to be issued pursuant to this Agreement shall be made by agreement of AIM Investment and AIM International. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

         Section 2.3 Valuation Date. The assets of an Acquired Fund and the net asset value per share of the Acquiring Fund Shares shall be valued as of the close of regular trading on the NYSE on the business day next preceding the Valuation Date (the "Valuation Date"). The share transfer books of the Acquired Funds will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of the Acquired Funds received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by the Acquired Funds. Redemption requests thereafter received by an Acquired Fund shall be deemed to be redemption requests for Acquiring Fund Class A Shares, Acquiring Fund Class B Shares or Acquiring Fund Class C Shares, as applicable (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to the Acquired Fund Shareholders under this Agreement.

         Section 2.4 Delivery.

         (a) Assets held by an Acquired Fund shall be delivered by AIM Investment to the Custodian on the Closing Date. No later than three (3) business days preceding the Closing Date, AIM Investment shall instruct the Custodian to transfer such assets to the account of the respective Acquiring Fund. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by an Acquired Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of the respective Acquiring Fund at the Custodian.

         (b) If, on the Closing Date, an Acquired Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by the Acquired Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to the Acquired Fund or its broker, then AIM International shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if the Acquired Fund has delivered to the Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by AIM International or the Custodian, including brokers' confirmation slips.

         Section 2.5 Termination of Series. As soon as reasonably practicable after the Closing Date, the status of each Acquired Fund as a designated series of shares of AIM Investment shall be terminated; provided, however, that the termination of the status of an Acquired Fund as a series of shares of AIM Investment shall not be required if the Reorganization of such Acquired Fund shall not have been consummated.

         Section 2.6 Issuance of Acquiring Fund Shares. At the Effective Time, each Acquired Fund Shareholder of record as of the close of regular trading on the NYSE on the Valuation Date holding such Acquired Fund Class A shares shall be issued that number of full and fractional Class A shares of the Acquiring Fund with which it will combine having a net asset value equal to the net asset value of such Acquired Fund Class A shares held by such Acquired Fund Shareholder on the Valuation Date, each Acquired Fund Shareholder of record as of the Valuation Date holding such Acquired Fund Class B shares shall be issued that number of full and fractional Class B shares of the Acquiring Fund with which it will combine having a net asset value equal to the net asset value of such Acquired Fund Class B shares held by such Acquired Fund Shareholder on the Valuation Date, and each Acquired Fund Shareholder of record as of the Valuation Date holding such Acquired Fund Class C shares shall be issued that number of full and fractional Class C shares of the Acquiring Fund with which it will combine having a net asset value equal to the net asset value of such Acquired Fund Class C shares held by such Acquired Fund Shareholder on the Valuation Date. All issued and outstanding shares of beneficial interest in each Acquired Fund shall thereupon be canceled on the books of AIM Investment. AIM Investment shall provide instructions to the transfer agent of AIM International with respect to the Acquiring Fund Class A Shares, Acquiring Fund Class B Shares and Acquiring Fund Class C Shares to be issued to Acquired Fund Shareholders. AIM International shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. AIM International shall record on its books the ownership of Acquiring Fund Class A, Acquiring Fund Class B and Acquiring Fund Class C Shares by Acquired Fund Shareholders and shall forward a confirmation of such ownership to the Acquired Fund Shareholders. No redemption or repurchase of such shares credited to former Acquired Fund Shareholders in respect of the Acquired Fund shares represented by unsurrendered shares certificates shall be permitted until such certificates have been surrendered to AIM International for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to AIM International.

                  Section 2.7 Investment Securities. On or prior to the Valuation Date, AIM Investment shall deliver a list setting forth the securities each Acquired Fund then owns together with the respective Federal income tax bases thereof. AIM Investment shall provide to AIM International on or before the Valuation Date, detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to an Acquiring Fund hereunder. Such records shall be made available by AIM Investment prior to the Valuation Date for inspection by the Treasurer (or his or her designee) or the auditors of AIM International upon reasonable request.

         Section 2.8 Liabilities. Each Acquired Fund shall use reasonable best efforts to discharge all of their known liabilities, so far as may be possible, prior to the Closing Date.


                                    ARTICLE 3
                REPRESENTATIONS AND WARRANTIES OF AIM INVESTMENT

         AIM Investment, on behalf of the Acquired Funds, represents and warrants to AIM International that:

         Section 3.1 Organization; Authority. AIM Investment is duly organized, validly existing and in good standing under the Delaware Business Trust Act, with all requisite trust power and authority to enter into this Agreement and perform its obligations hereunder.

         Section 3.2 Registration and Regulation of AIM Investment. AIM Investment is duly registered with the SEC as an investment company under the Investment Company Act and all Acquired Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by AIM Investment to revoke or rescind any such registration or qualification. Each Acquired Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Each Acquired Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the AIM Investment Registration Statement currently in effect. The value of the net assets of each Acquired Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of such Acquired Fund and all purchases and redemptions of Acquired Fund Shares have been effected at the net asset value per share calculated in such manner.

         Section 3.3 Financial Statements. The books of account and related records of each Acquired Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited financial statements for the fiscal year ended October 31, 1999, of each Acquired Fund previously delivered to AIM International (the "Acquired Fund Financial Statements") present fairly in all material respects the financial position of such Acquired Fund as at the dates indicated and the results of operations and changes in net assets for the periods then ended in accordance with generally accepted accounting principles applied on a consistent basis for the periods then ended.

         Section 3.4 No Material Adverse Changes; Contingent Liabilities. Since October 31, 1999 no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of an Acquired Fund or the status of an Acquired Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by an Acquired Fund or occurring in the ordinary course of business of the Acquired Fund or AIM Investment. There are no contingent liabilities of an Acquired Fund not disclosed in the Acquired Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

         Section 3.5 Acquired Fund Shares; Liabilities; Business Operations.

         (a) The Acquired Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

         (b) During the five-year period ending on the date of the Reorganization, neither an Acquired Fund nor any person related to an Acquired Fund (as defined in section 1.368-1(e)(3) of the Treasury Regulations without regard to section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of the Acquired Fund for consideration other than shares of the Acquired Fund, except for shares redeemed in the ordinary course of the Acquired Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to shares of the Acquired Fund, except for (a) distributions necessary to satisfy the requirements of sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in the Acquired Fund on the Effective Date.

         (c) At the time of its Reorganization, an Acquired Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Acquired Fund Shares, except for the right of investors to acquire such Acquired Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

         (d) From the date it commenced operations and ending on the Closing Date, each Acquired Fund will have conducted its historic business within the meaning of Section 1.368-1(d)(2) of the Income Tax Regulations under the Code in a substantially unchanged manner. In anticipation of its Reorganization, an Acquired Fund will not dispose of assets that, in the aggregate, will result in less than fifty percent (50%) of its historic business assets (within the meaning of Section 1.368-1(d) of those regulations) being transferred to the Acquiring Fund.

         (e) AIM Investment does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

         Section 3.6 Accountants. PricewaterhouseCoopers LLP, which has reported upon the Acquired Fund Financial Statements for the period ended October 31, 1999, are independent public accountants as required by the Securities Act and the Exchange Act.

         Section 3.7 Binding Obligation. This Agreement has been duly authorized, executed and delivered by AIM Investment on behalf of each Acquired Fund and, assuming this Agreement has been duly executed and delivered by AIM International and approved by Acquired Fund Shareholders, constitutes the legal, valid and binding obligation of AIM Investment enforceable against AIM Investment in accordance with its terms from and with respect to the revenues and assets of the respective Acquired Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

         Section 3.8 No Breaches or Defaults . The execution and delivery of this Agreement by AIM Investment on behalf of the Acquired Funds and performance by AIM Investment of its obligations hereunder has been duly authorized by all necessary trust action on the part of AIM Investment, other than Acquired Fund Shareholders approval, and (i) do not, and on the Closing Date will not, result in any violation of the Agreement and Declaration of Trust or by-laws of AIM Investment and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of an Acquired Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which AIM Investment is a party or by which it may be bound and which relates to the assets of an Acquired Fund or to which any property of an Acquired Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over AIM Investment or any property of an Acquired Fund. AIM Investment is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         Section 3.9 Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by AIM Investment in connection with the due execution and delivery by AIM Investment of this Agreement and the consummation by AIM Investment of the transactions contemplated hereby.

         Section 3.10 Permits. AIM Investment has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to the Acquired Funds, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of AIM Investment there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

         Section 3.11 No Actions, Suits or Proceedings.

         (a) There is no pending action, litigation or proceeding, nor, to the knowledge of AIM Investment, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against AIM Investment before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

         (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of AIM Investment, threatened in writing or, if probable of assertion, orally, against AIM Investment affecting any property, asset, interest or right of an Acquired Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to such Acquired Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by Governmental Authority relating to AIM Investment's conduct of the business of an Acquired Fund affecting in any significant respect the conduct of such business. AIM Investment is not, and has not been to the knowledge of AIM Investment, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of an Acquired Fund.

         Section 3.12 Contracts. AIM Investment is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of an Acquired Fund, by which the assets, business, or operations of an Acquired Fund may be bound or affected, or under which it or the assets, business or operations of an Acquired Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of AIM Investment there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

         Section 3.13 Properties and Assets. Each Acquired Fund has good and marketable title to all properties and assets reflected in the Acquired Fund Financial Statements as owned by it, free and clear of all Liens, except as described in the Acquired Fund Financial Statements.

         Section 3.14 Taxes.

         (a) Each Acquired Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and is a separate corporation within the meaning of Section 851(g)(1) of the Code. Each Acquired Fund has qualified as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Each Acquired Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) insure continued qualification of each Acquired Fund as a "regulated investment company" for tax purposes and
(ii) eliminate any tax liability of an Acquired Fund arising by reason of undistributed investment company taxable income or net capital gain, AIM Investment will declare on or prior to the Valuation Date to the shareholders of each Acquired Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of such Acquired Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended October 31, 1999 and for the short taxable year beginning on November 1, 1999 and ending on the Closing Date and (B) all of such Acquired Fund's net capital gain recognized in its taxable year ended October 31, 1999 and in such short taxable year (after reduction for any capital loss carryover).

         (b) Each Acquired Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Acquired Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against either Acquired Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Returns of either Acquired Fund are currently being or have been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

         (c) To the best knowledge of AIM Investment, the fiscal year of each Acquired Fund has not been changed for tax purposes since the date on which it commenced operations.

         Section 3.15 Benefit and Employment Obligations. On or prior to the Closing Date, an Acquired Fund will have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person.

         Section 3.16 Brokers. No broker, finder or similar intermediary has acted for or on behalf of AIM Investment in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with AIM Investment or any action taken by it.

         Section 3.17 Voting Requirements. The vote of a majority of each class of shares of an Acquired Fund cast at a meeting at which a quorum is present (the "Required Shareholder Vote") is the only vote of the holders of any class or series of shares of beneficial interest in an Acquired Fund necessary to approve this Agreement and the Reorganization of such Acquired Fund contemplated by this Agreement.

         Section 3.18 State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to the Reorganizations, this Agreement or any of the transactions contemplated by this Agreement.

         Section 3.19 Books and Records. The books and records of AIM Investment relating to each Acquired Fund, reflecting, among other things, the purchase and sale of Acquired Fund Shares, the number of issued and outstanding shares owned by each Acquired Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

         Section 3.20 Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for each Acquired Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         Section 3.21 No Distribution. The Acquiring Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

         Section 3.22 Liabilities of the Acquired Funds. The liabilities of each Acquired Fund that are to be assumed by an Acquiring Fund in connection with a Reorganization, or to which the assets of the Acquired Fund to be transferred in the Reorganizations are subject, were incurred by such Acquired Fund in the ordinary course of its business. The fair market value of the assets of each Acquired Fund to be transferred to an Acquiring Fund in a Reorganization will equal or exceed the sum of the liabilities to be assumed by such Acquiring Fund plus the amount of liabilities, if any, to which such transferred assets will be subject. The total adjusted basis of the assets transferred to AIM Global Income Fund will equal or exceed the sum of the liabilities to be assumed by AIM Global Income Fund plus the amount of liabilities to which the transferred assets are subject.

         Section 3.23 Value of Shares. The fair market value of the Acquiring Fund Class A Shares received by Acquired Fund Shareholders in each Reorganization will be approximately equal to the fair market value of the Acquired Fund Class A shares constructively surrendered in exchange therefor, the fair market value of the Acquiring Fund Class B Shares received by Acquired Fund Shareholders in each Reorganization will be approximately equal to the fair market value of the Acquired Fund Class B shares constructively surrendered in exchange therefor, and the fair market value of the Acquiring Fund Class C Shares received by Acquired Fund Shareholders in each Reorganization will be approximately equal to the fair market value of the Acquired Fund Class C shares constructively surrendered in exchange therefor.

         Section 3.24 Shareholder Expenses. The Acquired Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganizations.

         Section 3.25 Intercompany Indebtedness. There is no intercompany indebtedness between AIM Investment and AIM International that was issued or acquired, or will be settled, at a discount.


                                    ARTICLE 4
               REPRESENTATIONS AND WARRANTIES OF AIM INTERNATIONAL

         AIM International, on behalf of the Acquiring Funds, represents and warrants to AIM Investment as follows:

         Section 4.1 Organization; Authority. AIM International is duly organized, validly existing and in good standing under the Maryland General Corporation Law, with all requisite trust power and authority to enter into this Agreement and perform its obligations hereunder.

         Section 4.2 Registration and Regulation of AIM International. AIM International is duly registered with the SEC as an investment company under the Investment Company Act. Each Acquiring Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Each Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the AIM International Registration Statement. The value of the net assets of each Acquiring Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of such Acquiring Fund and all purchases and redemptions of Acquiring Fund Shares have been effected at the net asset value per share calculated in such manner.

         Section 4.3 Financial Statements. The books of account and related records of each Acquiring Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited financial statements for the fiscal year ended October 31, 1999, of each Acquiring Fund previously delivered to AIM Investment (the "Acquiring Fund Financial Statements") present fairly in all material respects the financial position of such Acquiring Fund as at the dates indicated and the results of operations and changes in net assets for the periods then ended in accordance with generally accepted accounting principles applied on a consistent basis for the periods then ended.

         Section 4.4 No Material Adverse Changes; Contingent Liabilities. Since October 31, 1999, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of an Acquiring Fund or the status of an Acquiring Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by an Acquiring Fund or occurring in the ordinary course of business of the Acquiring Fund or AIM International. There are no contingent liabilities of an Acquiring Fund not disclosed in the Acquiring Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

         Section 4.5 Registration of Acquiring Fund Class A Shares and Acquiring Fund Class B Shares and Acquiring Fund Class C Shares.

         (a) The capital stock of AIM International is divided into six portfolios, including the Acquiring Funds. Each Acquiring Fund currently has three classes of shares, Class A shares, Class B shares and Class C shares. Under its Charter, AIM International is authorized to issue forty million (40,000,000) Class A shares, forty million (40,000,000) Class B shares and forty million (40,000,000) Class C shares of each Acquiring Fund.

         (b) The Acquiring Fund Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of AIM International then in effect.

         (c) The Acquiring Fund Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, AIM Global Income Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire AIM Global Income Fund Class A, Class B or Class C shares that, if exercised or converted would affect the AIM Global Government Income Fund Shareholders' acquisition or retention of control of AIM Global Income Fund as defined in Section 368(a)(2)(H)(i) of the Code, except for the right of investors to acquire AIM Global Income Fund Class A, Class B, or C shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

         (d) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus") which forms a part of AIM International's Registration Statement on Form N-14 shall be furnished to the Acquired Fund Shareholders entitled to vote at the Acquired Fund Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of the Acquiring Funds, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by AIM Investment for inclusion in the Combined Proxy Statement/Prospectus.

         (e) The shares of an Acquiring Fund which have been or are being offered for sale (other than Acquiring Fund Shares to be issued in connection with the Reorganizations) have been duly registered under the Securities Act by the AIM International Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by AIM International to revoke or rescind any such registration or qualification.

         Section 4.6 Accountants. KPMG LLP, which has reported upon the Acquiring Fund Financial Statements for the period ended October 31, 1999, are independent public accountants as required by the Securities Act and the Exchange Act.

         Section 4.7 Binding Obligation. This Agreement has been duly authorized, executed and delivered by AIM International on behalf of each Acquiring Fund and, assuming this Agreement has been duly executed and delivered by AIM Investment, constitutes the legal, valid and binding obligation of AIM International, enforceable against AIM International in accordance with its terms from and with respect to the revenues and assets of the respective Acquiring Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

         Section 4.8 No Breaches or Defaults. The execution and delivery of this Agreement by AIM International on behalf of the Acquiring Funds and performance by AIM International of its obligations hereunder have been duly authorized by all necessary corporate action on the part of AIM International and (i) do not, and on the Closing Date will not, result in any violation of the Charter or by-laws of AIM International and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of an Acquiring Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which AIM International is a party or by which it may be bound and which relates to the assets of an Acquiring Fund or to which any properties of an Acquiring Fund may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over AIM International or any property of an Acquiring Funds. AIM International is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         Section 4.9 Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by AIM International in connection with the due execution and delivery by AIM International of this Agreement and the consummation by AIM International of the transactions contemplated hereby.

         Section 4.10 Permits. AIM International has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to the Acquiring Funds, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of AIM International there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

         Section 4.11 No Actions, Suits or Proceedings.

         (a) There is no pending action, suit or proceeding, nor, to the knowledge of AIM International, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against AIM International before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

         (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of AIM International, threatened in writing or, if probable of assertion, orally, against AIM International, affecting any property, asset, interest or right of an Acquiring Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to such Acquiring Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by Governmental Authority relating to AIM International's conduct of the business of an Acquiring Fund affecting in any significant respect the conduct of such business. AIM International is not, and has not been, to the knowledge of AIM International, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of an Acquiring Fund.

         Section 4.12 Taxes.

         (a) Each Acquiring Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and is a separate corporation within the meaning of Section 851(g)(1) of the Code. Each Acquiring Fund has qualified as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Each Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

         (b) Each Acquiring Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Acquiring Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against either Acquiring Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of either Acquiring Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

         (c) The fiscal year of each Acquiring Fund has not been changed for tax purposes since the date on which it commenced operations.

         Section 4.13 Brokers. No broker, finder or similar intermediary has acted for or on behalf of AIM International in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with AIM International or any action taken by it.

         Section 4.14 Representations Concerning the Reorganization.

         (a) AIM Global Growth Fund does not own directly or indirectly, nor has it owned at any time during the five-year period ending on the Closing Date, any shares of AIM Growth & Income Fund.

         (b) AIM International has no plan or intention to reacquire any of the Acquiring Fund Shares issued in the Reorganization, except to the extent that each Acquiring Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

         (c) Each Acquiring Fund has no plan or intention to sell or otherwise dispose of any of the assets of the Acquired Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code.

         (d) Following the Reorganization, each Acquiring Fund will continue an "historic business" (within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code) of the Acquired Fund from which such Acquiring Fund acquired assets in the Reorganization or use a significant portion of such Acquired Fund's historic business assets in a business.

         (e) Following the Reorganization, the AIM Global Government Income Fund Shareholders will be in control of AIM Global Income Fund within the meaning of
Section 368(a)(2)(H)(i) of the Code.

         (f) Prior to or in the Reorganization, neither an Acquiring Fund nor any person related to an Acquiring Fund (for purposes of this paragraph as defined in section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of its corresponding Acquired Fund with consideration other than shares of an Acquiring Fund. There is no plan or intention by an Acquiring Fund or any person related to an Acquiring Fund to acquire or redeem any of the shares of the Acquiring Fund issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of an Acquiring Fund's business as an open-end investment company as required by the Investment Company Act.

         Section 4.15 Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for each Acquiring Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         Section 4.16 Value of Shares. The fair market value of the Acquiring Fund Class A Shares received by Acquired Fund Shareholders in each Reorganization will be approximately equal to the fair market value of the Acquired Fund Class A shares constructively surrendered in exchange therefor, the fair market value of the Acquiring Fund Class B Shares received by the Acquired Fund Shareholders in each Reorganization will be approximately equal to the fair market value of the Acquired Fund Class B shares constructively surrendered therefor, and the fair market value of the Acquiring Fund Class C Shares received by Acquired Fund Shareholders in each Reorganization will be approximately equal to the fair market value of the Acquired Fund Class C shares constructively surrendered therefor.

         Section 4.17 Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between AIM Investment and AIM International that was issued or acquired, or will be settled, at a discount. No consideration other than the Acquiring Fund Shares (and each Acquiring Fund's assumption of an Acquired Fund's liabilities, including for this purpose all liabilities to which the assets of each respective Acquired Fund are subject) will be issued in exchange for the assets of an Acquired Fund acquired by an Acquiring Fund in connection with a Reorganization. The fair market value of the assets of each Acquired Fund transferred to an Acquiring Fund in a Reorganization will equal or exceed the sum of the liabilities assumed by such Acquiring Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.


                                    ARTICLE 5
                                    COVENANTS

         Section 5.1 Conduct of Business.

         (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), AIM Investment shall conduct the business of each Acquired Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business of each Acquired Fund in the ordinary course in all material respects. Without limiting the generality of the foregoing, AIM Investment shall not do any of the following with respect to an Acquired Fund without the prior written consent of AIM International, which consent shall not be unreasonably withheld:

                  (i) split, combine or reclassify any of its shares of beneficial interest or issue or authorize the issuance of any other securities in respect of, in lieu of or in substitution for its shares of beneficial interest;

                  (ii) amend its Agreement and Declaration of Trust or by-laws;

                  (iii) acquire or agree to acquire by merging or consolidating with, or by purchasing a substantial portion of the assets of, or by any other manner, any business or any corporation, partnership, joint venture, association or other business organization or series or division thereof or any assets that are material, individually or in the aggregate, to an Acquired Fund taken as a whole, except purchases of assets in the ordinary course of business consistent with past practice;

                  (iv) sell, lease or otherwise dispose of any of its material properties or assets, or mortgage or otherwise encumber or subject to any Lien any of its material properties or assets, other than in the ordinary course of business;

                  (v) incur any indebtedness for borrowed money or guarantee any indebtedness of another Person, issue or sell any debt securities or warrants or other rights to acquire any debt securities of an Acquired Fund, guarantee any debt securities of another Person, enter into any "keep well" or other agreement to maintain any financial statement condition of another Person, or enter into any arrangement having the economic effect of any of the foregoing;

                  (vi) settle or compromise any material income tax liability or make any material tax election;

                  (vii) pay, discharge or satisfy any material claims, liabilities or obligations (absolute, accrued, asserted or unasserted, contingent or otherwise), other than in the ordinary course of business;

                  (viii) change its method of accounting, except as required by changes in generally accepted accounting principles as concurred in by its independent auditors, or change its fiscal year;

                  (ix) make or agree to make any material severance, termination, indemnification or similar payments except pursuant to existing agreements; or

                  (x) adopt any Benefit Plan.

         (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), AIM International shall conduct the business of each Acquiring Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business relations necessary to conduct the business operations of the Acquiring Funds in the ordinary course in all material respects.

         Section 5.2 Announcements. AIM Investment and AIM International shall consult with each other before issuing any press release or otherwise making any public statements with respect to this Agreement and the transactions contemplated by this Agreement, and neither AIM Investment nor AIM International shall issue any such press release or make any public statement without the prior written approval of the other party to this Agreement, such approval not to be unreasonably withheld, except as may be required by law.

         Section 5.3 Expenses. Each Acquired Fund and each Acquiring Fund shall each respectively bear the expenses it incurs in connection with this Agreement and a Reorganization and other transactions contemplated hereby.

         Section 5.4 Further Assurances. Each of the parties hereto shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganizations, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganizations.

         Section 5.5 Notice of Events. AIM International shall give prompt notice to AIM Investment, and AIM Investment shall give prompt notice to AIM International, of (a) the occurrence or non-occurrence of any event which to the knowledge of AIM International or to the knowledge of AIM Investment, the occurrence or non-occurrence of which would be likely to result in any of the conditions specified in (i) in the case of AIM Investment, Sections 6.1 and 6.2 or (ii) in the case of AIM International, Sections 6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganizations and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

         Section 5.6 Access to Information.

         (a) AIM Investment will, during regular business hours and on reasonable prior notice, allow AIM International and its authorized representatives reasonable access to the books and records of AIM Investment pertaining to the assets of the Acquired Funds and to officers of AIM Investment knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of AIM Investment.

         (b) AIM International will, during regular business hours and on reasonable prior notice, allow AIM Investment and its authorized representatives reasonable access to the books and records of AIM International pertaining to the assets of the Acquiring Funds and to officers of AIM International knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of AIM International.

         Section 5.7 Consents, Approvals and Filings. Each of AIM Investment and AIM International shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganizations and the other transactions contemplated by this Agreement. In addition, each of AIM Investment and AIM International shall use its reasonable best efforts, and shall cooperate fully with each other (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganizations and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganizations and the other transactions contemplated herein. Each of AIM Investment and AIM International shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

         Section 5.8 Submission of Agreement to Shareholders. AIM Investment shall take all action necessary in accordance with applicable law and its Agreement and Declaration of Trust and by-laws to convene each Acquired Fund Shareholders Meeting. AIM Investment shall, through its Board of Trustees, recommend to the Acquired Fund Shareholders approval of this Agreement and the transactions contemplated by this Agreement. AIM Investment shall use its reasonable best efforts to hold each Acquired Fund Shareholders Meeting as soon as practicable after the date hereof.


                                    ARTICLE 6
                   CONDITIONS PRECEDENT TO THE REORGANIZATION

         Section 6.1 Conditions Precedent of AIM International. The obligation of AIM International to consummate a Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by AIM International.

         (a) The representations and warranties of AIM Investment on behalf of the Acquired Fund participating in the Reorganization set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

         (b) AIM Investment shall have complied with and satisfied in all material respects all agreements and conditions relating to the Acquired Fund participating in the Reorganization set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

         (c) AIM International shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of AIM Investment, in such individual's capacity as an officer of AIM Investment and not as an individual, to the effect that the conditions specified in Section 6.1(a) and
(b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of AIM Investment certifying as to the accuracy and completeness of the attached Agreement and Declaration of Trust and by-laws of AIM Investment, and resolutions, consents and authorizations of or regarding AIM Investment with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

         (d) AIM International shall have received the signed opinion of Kirkpatrick & Lockhart LLP, counsel to AIM Investment, or other counsel reasonably acceptable to AIM International, in form and substance reasonably acceptable to counsel for AIM International, as to the matters set forth in
Schedule 6.1(d).

         (e) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

         Section 6.2 Mutual Conditions. The obligations of AIM Investment and AIM International to consummate a Reorganization are subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more may be waived in writing by AIM Investment and AIM International, but only if and to the extent that such waiver is mutual.

         (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from Governmental Authorities in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by AIM Investment and AIM International shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

         (b) This Agreement, the Reorganization of AIM Global Government Income Fund and related matters shall have been approved and adopted at the Acquired Fund Shareholders Meeting by the shareholders of AIM Global Government Income Fund on the record date by the Required Shareholder Vote, and this Agreement, the Reorganization of AIM Global Growth & Income Fund and related matters shall have been approved and adopted at the Acquired Fund Shareholders Meeting by the shareholders of AIM Global Growth & Income Fund on the record date by the Required Shareholder Vote.

         (c) The assets of each Acquired Fund to be acquired by the respective Acquiring Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by such Acquired Fund immediately prior to the Reorganization. For purposes of this
Section 6.2(c), assets used by an Acquired Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of such Acquired

Fund's business as a series of an open-end management investment company) after the date of this Agreement shall be included as assets of such Acquired Fund held immediately prior to the Reorganization.

         (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

         (e) The Registration Statement on Form N-14 filed by AIM International with respect to the Acquiring Fund Shares to be issued to Acquired Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

         (f) AIM Investment and AIM International shall have received on or before the Closing Date an opinion of Ballard Spahr Andrews & Ingersoll, LLP in form and substance reasonably acceptable to AIM Investment and AIM International, as to the matters set forth on Schedule 6.2(f).

         (g) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

         Section 6.3 Conditions Precedent of AIM Investment. The obligation of AIM Investment to consummate a Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by AIM Investment.

         (a) The representations and warranties of AIM International on behalf of the Acquiring Fund participating in the Reorganization set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

         (b) AIM International shall have complied with and satisfied in all material respects all agreements and conditions relating to the Acquiring Fund participating in the Reorganization set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

         (c) AIM Investment shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of AIM International, in such individual's capacity as an officer of AIM International and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and
(b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of AIM International certifying as to the accuracy and completeness of the attached Charter and by-laws, as amended, of AIM International and resolutions, consents and authorizations of or regarding AIM International with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

         (d) AIM Investment shall have received the signed opinion of Ballard Spahr Andrews & Ingersoll, LLP, counsel to AIM International, or other counsel reasonably acceptable to AIM Investment, in form and substance reasonably acceptable to counsel for AIM International, as to the matters set forth on
Schedule 6.3(d).

         Section 6.4 Transactions Independent. AIM International and AIM Investment agree that consummation of the Reorganization of AIM Global Government Income Fund is not conditioned upon consummation of the Reorganization of AIM Global Growth & Income Fund, and that consummation of the Reorganization of AIM Global Growth & Income Fund is not conditioned upon consummation of the Reorganization of AIM Global Government Income Fund. Accordingly, the occurrence or non-occurrence of an event that would result in any of the conditions precedent to the Reorganization of AIM International Fund not being satisfied will not absolve the parties of their obligation under this Agreement to consummate the Reorganization of AIM Global Growth & Income Fund (assuming that all of the conditions precedent to such Reorganization had been satisfied), and the occurrence or non-occurrence of an event that would result in any of the conditions precedent to the Reorganization of AIM Global Growth & Income Fund not being satisfied will not absolve the parties of their obligation under this Agreement to consummate the Reorganization of AIM Global Government Income Fund (assuming that all of the conditions precedent to such Reorganization have been satisfied).


                                    ARTICLE 7
                            TERMINATION OF AGREEMENT

         Section 7.1 Termination.

         (a) This Agreement may be terminated in whole or with respect to a Reorganization described herein on or prior to the Closing Date as follows:

                  (i) by mutual written consent of AIM Investment and AIM
            International; or

                  (ii) at the election of AIM Investment or AIM International:

                        (A) if the Closing Date shall not be on or before
                  September 1, 2000, or such later date as the parties hereto may agree upon, unless the failure to consummate the Reorganization is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

                        (B) if, upon a vote at an Acquired Fund Shareholders
                  Meeting or any adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

                        (C) if any Governmental Authority shall have issued an
                  order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

         (b) The termination of this Agreement shall be effectuated by the delivery by the terminating party to the other party of a written notice of such termination. If the circumstances described in Section 7.1(a) above are applicable to only one Acquired Fund, this Agreement may be terminated only as to the effected Acquired Fund.

         Section 7.2 Survival After Termination. If this Agreement is terminated in accordance with Section 7.1 hereof and the Reorganization of an Acquired Fund is not consummated, this Agreement shall become void and of no further force and effect with respect to such Reorganization and the respective Acquired Fund, except for the provisions of
Section 5.3.


                                    ARTICLE 8
                                  MISCELLANEOUS

         Section 8.1 Survival of Representations and Warranties. The representations, warranties and covenants in this Agreement or in any certificate or instrument delivered pursuant to this Agreement shall survive the consummation of the transactions contemplated hereunder for a period of one (1) year following the Closing Date.

         Section 8.2 Governing Law. This Agreement shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

         Section 8.3 Binding Effect, Persons Benefitting, No Assignment. This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto; provided, however, that AIM International may assign its rights and obligations under this Agreement to AIM International Mutual Funds, a Delaware business trust, as successor to AIM International under that certain Agreement and Plan of Reorganization dated December 7, 1999, without the prior consent of AIM Investments.

         Section 8.4 Obligations of AIM International and AIM Investment.

         (a) AIM Investment and AIM International hereby acknowledge and agree that the Acquiring Funds are separate investment portfolios of AIM International, that AIM International is executing this Agreement on behalf of each of the Acquiring Funds, and that any amounts payable by AIM International under or in connection with this Agreement shall be payable solely from the revenues and assets of the respective Acquiring Fund. AIM Investment further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of AIM International in his or her capacity as an officer of AIM International intending to bind AIM International as provided herein, and that no officer, director or shareholder of AIM International shall be personally liable for the liabilities or obligations of AIM International incurred hereunder.

         (b) AIM Investment and AIM International hereby acknowledge and agree that the Acquired Funds are separate investment portfolios of AIM Investment, that AIM Investment is executing this Agreement on behalf of each of the Acquired Funds and that any amounts payable by AIM Investment under or in connection with this Agreement shall be payable solely from the revenues and assets of the respective Acquired Fund. AIM International further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of AIM Investment in his or her capacity as an officer of AIM Investment intending to bind AIM Investment as provided herein, and that no officer, trustee or shareholder of AIM Investment shall be personally liable for the liabilities of AIM Investment incurred hereunder.

         Section 8.5 Amendments. This Agreement may not be amended, altered or modified except by a written instrument executed by AIM Investment and AIM International.

         Section 8.6 Enforcement. The parties agree irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

         Section 8.7 Interpretation. When a reference is made in this Agreement to a Section or Schedule, such reference shall be to a Section of, or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include", "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation". Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

         Section 8.8 Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

         Section 8.9 Entire Agreement; Schedules. This Agreement, including the Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

         Section 8.10 Notices. All notices, requests, demands and other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

         (a) If to AIM Investment:

             AIM Investment Funds
             11 Greenway Plaza, Suite 100
             Houston, Texas  77046-1173
             Attn:  Carol F. Relihan, Esq.
             Fax: (713) 993-9185

             with a copy to:

             Kirkpatrick & Lockhart LLP
             1800 Massachusetts Avenue, N.W.
             Washington, D.C.  20036-1800
             Attn:  Arthur J. Brown, Esq.
             Fax:  (202) 778-9100

         (b) If to AIM International:

             AIM International Funds, Inc.
             11 Greenway Plaza, Suite 100
             Houston, Texas  77046-1173
             Attn:  Carol F. Relihan, Esq.
             Fax: (713) 993-9185

             with a copy to:

             Ballard Spahr Andrews & Ingersoll, LLP
             1735 Market Street, 51st Floor
             Philadelphia, Pennsylvania  19103-7599
             Attn:  William H. Rheiner, Esq.
             Fax:  (215) 864-8999

         Section 8.11 Representations by AIM Advisors. In its capacity as investment adviser to AIM Investment, AIM Advisors represents to AIM International that to the best of its knowledge the representations and warranties of AIM Investment and the Acquired Funds contained in this Agreement are true and correct as of the date of this Agreement. In its capacity as investment adviser to AIM International, AIM Advisors represents to AIM Investment that to the best of its knowledge the representations and warranties of AIM International and the Acquiring Funds contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11, the best knowledge standard shall be deemed to mean that the officers of AIM Advisors who have substantive responsibility for the provision of investment advisory services to AIM Investment and AIM International do not have actual knowledge to the contrary after due inquiry.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.


                                    AIM INVESTMENT FUNDS, acting on behalf of AIM Global Government Income Fund and AIM Global Growth & Income Fund



                                    By: /s/ ROBERT H. GRAHAM
                                       ----------------------------------------


                                    AIM INTERNATIONAL FUNDS, INC., acting on behalf of AIM Global Income Fund and AIM Global Growth Fund



                                    By: /s/ ROBERT H. GRAHAM
                                       ----------------------------------------


                                    A I M Advisors, Inc.



                                    By: /s/ ROBERT H. GRAHAM

                                       ----------------------------------------

                                 Schedule 6.1(d)

                      Opinion of Counsel to AIM Investment


1. AIM Investment is duly organized and validly existing as a business trust under the Delaware Business Trust Act.

2. AIM Investment is an open-end, management investment company registered under the Investment Company Act of 1940.

3. The execution, delivery and performance of the Agreement by AIM Investment have been duly authorized and approved by all requisite trust action on the part of AIM Investment. The Agreement has been duly executed and delivered by AIM Investment and constitutes the valid and binding obligation of AIM Investment.

4. The Acquired Fund Shares outstanding on the date hereof have been duly authorized and validly issued, are fully paid and are non-assessable.

5. To the best of our knowledge, AIM Investment is not required to submit any notice, report or other filing with or obtain any authorization, consent or approval from any governmental authority or self regulatory organization prior to the consummation of the transactions contemplated by the Agreement.


         We confirm to you that to our knowledge after inquiry of each lawyer who is the current primary contact for AIM Investment or who has devoted substantive attention on behalf of AIM Investment during the preceding twelve months and who is still currently employed by or is currently a member of this firm, no litigation or governmental proceeding is pending or threatened in writing against the Acquired Fund (i) with respect to the Agreement or (ii) which involves in excess of $500,000 in damages.

                                 Schedule 6.2(g)

                                  Tax Opinions


         (i) The transfer of the assets of each Acquired Fund to each respective Acquiring Fund in exchange for the Acquiring Fund Shares distributed directly to the Acquired Fund Shareholders, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and that each Acquired Fund and each Acquiring Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

         (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by an Acquired Fund on the transfer of its assets to the respective Acquiring Fund solely in exchange for Acquiring Fund Class A Shares, Acquiring Fund Class B Shares and Acquiring Fund Class C Shares or on the distribution of Acquiring Fund Class A Shares, Acquiring Fund Class B Shares and Acquiring Fund Class C Shares to the Acquired Fund Shareholders.

         (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by each Acquiring Fund upon the receipt of assets of each respective Acquired Fund in exchange for Acquiring Fund Class A Shares, Acquiring Fund Class B Shares and Acquiring Fund Class C Shares issued directly to the Acquired Fund Shareholders.

         (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Acquired Fund Shareholders on the receipt of Acquiring Fund Class A Shares, Acquiring Fund Class B Shares and Acquiring Fund Class C Shares in exchange for Acquired Fund Shares of each respective Acquired Fund.

         (v) In accordance with Section 362(b) of the Code, the basis to each Acquiring Fund of the assets of each respective Acquired Fund transferred to it will be the same as the basis of such assets in the hands of such Acquired Fund immediately prior to the Reorganization.

         (vi) In accordance with Section 358(a) of the Code, an Acquired Fund Shareholder's basis for Acquiring Fund Class A Shares, Acquiring Fund Class B Shares and Acquiring Fund Class C Shares received by such Acquired Fund Shareholder will be the same as his basis for Acquired Fund Shares of each respective Acquired Fund exchanged therefor.

         (vii) In accordance with Section 1223(1) of the Code, an Acquired Fund Shareholder's holding period for Acquiring Fund Class A Shares, Acquired Fund Class B Shares and Acquiring Fund Class C Shares will be determined by including such Acquired Fund Shareholder's holding period for the Acquired Fund Shares of each respective Acquired Fund exchanged therefor, provided that Acquired Fund Shareholder held such Acquired Fund Shares as a capital asset.

         (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of each Acquired Fund transferred to each respective Acquiring Fund in the Reorganizations will include the holding period for such assets in the hands of such Acquired Fund.

                                Schedule 6.3(d)

                     Opinion of Counsel to AIM International


1. AIM International is a corporation validly existing and in good standing under the Maryland General Corporation Law.

2. AIM International is an open-end, management investment company registered under the Investment Company Act of 1940.

3. The execution, delivery and performance of the Agreement by AIM International have been duly authorized and approved by all requisite trust action on the part of AIM International. The Agreement has been duly executed and delivered by AIM International and constitutes the valid and binding obligation of AIM International.

4. The Acquiring Fund Shares outstanding on the date hereof have been duly authorized and validly issued, are fully paid and are non-assessable.

5. To the best of our knowledge, AIM International is not required to submit any notice, report or other filing with or obtain any authorization, consent or approval from any governmental authority or self regulatory organization prior to the consummation of the transactions contemplated by the Agreement.

         We confirm to you that to our knowledge after inquiry of each lawyer who is the current primary contact for AIM International or who has devoted substantive attention on behalf of AIM International during the preceding twelve months and who is still currently employed by or is currently a member of this firm, no litigation or governmental proceeding is pending or threatened in writing against an Acquiring Fund (i) with respect to the Agreement or (ii) which involves in excess of $500,000 in damages.

                                                                     APPENDIX II

      AIM GLOBAL INCOME FUND
--------------------------------------------------------------------------------

      AIM Global Income Fund seeks to provide high current income, with a secondary objective of protection of principal and growth of capital.

                                                    AIM--Registered Trademark--
      PROSPECTUS
      FEBRUARY 28, 2000

                                     This prospectus contains important
                                     information about the Class A, B and
                                     C shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

                                     The Board of Directors voted to
                                     request shareholder approval of
                                     certain items. For further
                                     information on these items, see
                                     Submission of Matters to
                                     Shareholders in this prospectus.

[AIM LOGO APPEARS HERE]                                  INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES         1
- - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                      3
- - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                         3

Performance Table                            3

FEE TABLE AND EXPENSE EXAMPLE                4
- - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                    4

Expense Example                              4

FUND MANAGEMENT                              5
- - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                  5

Advisor Compensation                         5

Portfolio Managers                           5

OTHER INFORMATION                            5
- - - - - - - - - - - - - - - - - - - - - - - -
Sales Charges                                5

Dividends and Distributions                  5

Submission of Matters to Shareholders        5

FINANCIAL HIGHLIGHTS                         7
- - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -
Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-8

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of
A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's primary investment objective is high current income. Its secondary objective is protection of principal and growth of capital.

  The fund seeks to meet these objectives by investing at least 65% of its total assets in government and non-convertible corporate debt securities, both foreign and domestic, including securities issued by supranational organizations, such as the World Bank. The fund emphasizes investment in securities issued by governments and companies in developed countries such as the United States, the countries of Western Europe, Canada, Japan, Australia and New Zealand. The fund may also invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund will normally invest in the securities of companies located in at least four different countries, including the United States, and will normally maintain at least 20% of its total assets in securities of U.S. issuers. The fund may invest up to 10% of its total assets in common stocks, preferred stocks and similar equity securities of foreign and domestic issuers and up to 10% of its total assets in convertible debt securities of foreign and domestic issuers. The fund may also invest up to 35% of its total assets in lower-quality debt securities, i.e., "junk bonds."

  The fund is non-diversified. With respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer. However, the fund will invest no more than 5% of its total assets in the securities of any one corporate issuer, and will invest no more than 25% of its total assets in securities of any one foreign government or supranational organization.

  The portfolio managers focus on debt securities throughout the world that they believe have favorable prospects for current income or growth of capital. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Interest rate increases can cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. The issuer of a security may default or otherwise be unable to honor a financial obligation.

  Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

  Because it is non-diversified, the fund may invest in fewer issuers than if it was a diversified fund. The value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

often higher in developing countries and there may be delays in settlement procedures.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                        ANNUAL
YEAR ENDED                              TOTAL
DECEMBER 31                             RETURNS
-----------                             -------
1995..................................  19.39%
1996..................................  10.30%
1997..................................   7.68%
1998..................................   4.76%
1999..................................  -3.62%


  During the periods shown in the bar chart, the highest quarterly return was 6.26% (quarter ended March 31, 1995) and the lowest quarterly return was -2.40% (quarter ended June 30, 1999).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------
(for the periods ended                                            SINCE      INCEPTION
December 31, 1999)                            1 YEAR   5 YEARS   INCEPTION       DATE
--------------------------------------------------------------------------------------
Class A                                       (8.18)%   6.40%      6.11%     09/15/94
Class B                                       (8.73)    6.59       6.39      09/15/94
Class C                                       (5.04)      --       1.60      08/04/97
Salomon Bros. World Gov't Bond Market
  Index(1)                                    (4.27)    6.42       6.24(2)   08/31/94(2)
-------------------------------------------------------------------------------------

(1) The Salomon Brothers World Government Bond Market Index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US $25 million. The index measures the performance of the domestic government bond markets in fourteen countries combined.
(2) The average annual total return given is since the date closest to the inception date of the classes with the longest performance history.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)          4.75%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less) None(1)  5.00%  1.00%
-------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.70%     0.70%     0.70%
Distribution and/or
Service (12b-1) Fees      0.50      1.00      1.00
Other Expenses            0.47      0.47      0.47
Total Annual Fund
Operating Expenses        1.67      2.17      2.17
Fee Waivers(2)            0.42      0.42      0.42
Net Expenses              1.25      1.75      1.75
-------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) The investment advisor has contractually agreed to limit Total Annual Fund operating expenses of Class A, Class B and Class C to 1.25%, 1.75% and 1.75%, respectively.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $637     $976     $1,339     $2,357
Class B    720      979      1,364      2,377
Class C    320      679      1,164      2,503
----------------------------------------------

You would pay the following expenses if you did not redeem your shares:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $637     $976     $1,339     $2,357
Class B    220      679      1,164      2,377
Class C    220      679      1,164      2,503
----------------------------------------------


                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 1999, the advisor received compensation of 0.28% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1992.

- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Income Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

SUBMISSION OF MATTERS TO SHAREHOLDERS

At a meeting held on February 3, 2000, the Board of Directors of AIM International Funds, Inc. (the company), on behalf of the fund, voted to request shareholders to approve the following items that will affect the fund:

- An Agreement and Plan of Reorganization which provides for the reorganization of the company, which is currently a Maryland corporation, as a Delaware business trust;

- A new advisory agreement between the company and A I M Advisors, Inc. (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

OTHER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in the fund's statement of additional information; and

- Changing the fund's investment objective so that it is non-fundamental. The investment objective of the fund would be changed by deleting references to the types of securities that the fund will purchase to achieve its objective of long-term growth of capital. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Directors of the company without further approval by shareholders.

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 22, 2000.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                      CLASS A
                                                  -----------------------------------------------
                                                              YEAR ENDED OCTOBER 31,
                                                   1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 10.60   $ 10.93   $ 10.85   $ 10.74   $ 10.02
Income from investment operations:
  Net investment income                              0.67      0.71      0.72      0.79(a)    0.79
  Net gains (losses) on securities (both
    realized and unrealized)                        (0.86)    (0.27)     0.21      0.25      0.75
    Total from investment operations                (0.19)     0.44      0.93      1.04      1.54
Less distributions:
  Dividends from investment income                  (0.61)    (0.61)    (0.72)    (0.81)    (0.82)
  Distributions from net realized gains                --     (0.07)    (0.13)    (0.12)       --
  Return of capital                                 (0.08)    (0.09)       --        --        --
    Total distributions                             (0.69)    (0.77)    (0.85)    (0.93)    (0.82)
Net asset value, end of period                    $  9.72   $ 10.60   $ 10.93   $ 10.85   $ 10.73
Total return(b)                                     (1.94)%    3.95%     9.05%    10.22%    16.07%
-------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $51,077   $58,115   $30,924   $21,926   $10,004
Ratio of expenses to average net assets(c)           1.25%(d)  1.23%     1.25%     1.25%     1.25%
Ratio of net investment income to average net
  assets(e)                                          6.54%(d)  6.38%     6.54%     7.27%     7.38%
Portfolio turnover rate                                93%       47%       61%       83%      128%
-------------------------------------------------------------------------------------------------

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.67%, 1.73%, 1.86%, 2.02% and 3.03% for the periods 1999-1995.
(d) Ratios are based on average net assets of $60,052,093.
(e) After fee waivers and/or expense reimbursements. The ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 6.12%, 5.89%, 5.93%, 6.51% and 5.59% for the periods 1999-1995.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                     CLASS B
                                                  ----------------------------------------------
                                                              YEAR ENDED OCTOBER 31,
                                                   1999      1998      1997      1996      1995
---------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 10.59   $ 10.92   $ 10.84   $ 10.73   $10.01
Income from investment operations:
  Net investment income                              0.62      0.65      0.67      0.74(a)   0.74
  Net gains (losses) on securities (both
    realized and unrealized)                        (0.85)    (0.27)     0.21      0.24     0.75
    Total from investment operations                (0.23)     0.38      0.88      0.98     1.49
Less distributions:
  Dividends from investment income                  (0.56)    (0.55)    (0.67)    (0.75)   (0.77)
  Distributions from net realized gains                --     (0.07)    (0.13)    (0.12)      --
  Return of capital                                 (0.08)    (0.09)       --        --       --
    Total distributions                             (0.64)    (0.71)    (0.80)    (0.87)   (0.77)
Net asset value, end of period                    $  9.72   $ 10.59   $ 10.92   $ 10.84   $10.73
Total return(b)                                     (2.37)%    3.38%     8.48%     9.66%   15.56%
------------------------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $34,423   $36,525   $25,121   $16,787   $4,207
Ratio of expenses to average net assets(c)           1.75%(d)  1.75%     1.76%     1.75%    1.73%
Ratio of net investment income to average net
  assets(e)                                          6.04%(d)  5.87%     6.03%     6.77%    6.88%
Portfolio turnover rate                                93%       47%       61%       83%     128%
------------------------------------------------------------------------------------------------

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.17%, 2.25%, 2.37%, 2.53% and 3.57% for 1999-1995.
(d) Ratios are based on average net assets of $38,526,539.
(e) After fee waivers and/or expense reimbursements. The ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.62%, 5.37%, 5.42%, 6.00% and 5.05% for 1999-1995.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                              CLASS C
                                                              ----------------------------------------
                                                                                        FOR THE PERIOD
                                                                    YEAR ENDED            AUGUST 4,
                                                                   OCTOBER 31,             THROUGH
                                                              ----------------------     OCTOBER 31,
                                                               1999            1998          1997
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.59          $10.92        $10.76
Income from investment operations:
  Net investment income                                         0.62            0.66          0.15(a)
  Net gains (losses) on securities (both realized and
    unrealized)                                                (0.86)          (0.28)         0.17
    Total from investment operations                           (0.24)           0.38          0.32
Less distributions:
  Dividends from investment income                             (0.56)          (0.55)        (0.13)
  Distributions from net realized gains                           --           (0.07)        (0.03)
  Return of capital                                            (0.08)          (0.09)           --
    Total distributions                                        (0.64)          (0.71)        (0.16)
Net asset value, end of period                                $ 9.71          $10.59        $10.92
Total return(b)                                                (2.47)%          3.39%         2.99%
------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                      $1,884          $1,785        $  242
Ratio of expenses to average net assets(c)                      1.75%(d)        1.73%         1.76%(e)
Ratio of net investment income to average net assets(f)         6.04%(d)        5.88%         6.03%(e)
Portfolio turnover rate                                           93%             47%           61%
------------------------------------------------------------------------------------------------------

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.17%, 2.22% and 2.37% (annualized) for 1999-1997.
(d) Ratios are based on average net assets of $1,924,739.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. The ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.62%, 5.40% and 5.42% (annualized) for 1999-1997.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

             CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                            INVESTOR'S
                                           SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
            Less than $  25,000       5.50%          5.82%
$ 25,000 but less than $  50,000      5.25           5.54
$ 50,000 but less than $ 100,000      4.75           4.99
$100,000 but less than $ 250,000      3.75           3.90
$250,000 but less than $ 500,000      3.00           3.09
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

                                      A-1                            MCF--02/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                             INVESTOR'S
                                            SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                            INVESTOR'S
                                           SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                 1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--02/00                            A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------


PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $ 0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                        50                                                 50
IRA, Education IRA or Roth IRA                   250                                                 50
All other accounts                               500                                                 50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS


----------------------------------------------------------------------------------------------------------
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. The
                                                                       maximum purchase amount per
                                                                       transaction is $100,000. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

                                      A-3                            MCF--02/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. However, if you acquired Class A shares of AIM Developing Markets Fund in connection with the reorganization of AIM Eastern Europe Fund, you will be charged a redemption fee of 2% of the net asset value of those shares, which will be paid to AIM Developing Markets Fund, if you redeem your shares within the first year after the reorganization. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

MCF--02/00                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $50,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $50,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                      A-5                            MCF--02/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited

MCF--02/00                            A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

        Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

--------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

                                      A-7                            MCF--02/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THIS PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

MCF--02/00                            A- 8

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
 AIM Global Income Fund
 SEC 1940 Act file number: 811-6463
-----------------------------------


[AIM LOGO APPEARS HERE]   www.aimfunds.com   GLI-PRO-1   INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                    APPENDIX III

      AIM GLOBAL GROWTH FUND

      --------------------------------------------------------------------

      AIM Global Growth Fund seeks to provide long-term growth of capital.

                                                   AIM --Registered Trademark--

       PROSPECTUS
       FEBRUARY 28, 2000

                                     This prospectus contains important
                                     information about the Class A, B and
                                     C shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

                                     The Board of Directors voted to
                                     request shareholder approval of
                                     certain items. For further
                                     information on these items, see
                                     Submission of Matters to
                                     Shareholders in this prospectus.

      [AIM LOGO APPEARS HERE]                 INVEST WITH DISCIPLINE
                                            -- Registered Trademark --

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

Table of Contents
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            5
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                5

Dividends and Distributions                  5

Submission of Matters to Shareholders        5

FINANCIAL HIGHLIGHTS                         6
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-8

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of
A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital.

  The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in marketable equity securities of domestic and foreign issuers. The fund will normally invest in the securities of medium- and large-sized growth companies located in at least four countries, including the United States, and will usually maintain at least 20% of its total assets in U.S. dollar denominated securities. The fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign and domestic issuers.

  The fund may also invest up to 35% of its total assets in high-grade short-term securities and in debt securities, including U.S. Government obligations, investment-grade corporate bonds or taxable municipal securities.

  The portfolio managers focus on companies that have experienced above-average long-term growth in earnings and have excellent prospects for future growth. In selecting countries in which the fund will invest, the fund's portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The fund's portfolio managers consider whether to sell a particular security when any of these factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                         ANNUAL
YEAR ENDED                               TOTAL
DECEMBER 31                              RETURNS
-----------                              -------
1995 ..................................  30.09%
1996 ..................................  19.87%
1997 ..................................  13.85%
1998 ..................................  22.08%
1999 ..................................  52.20%

  During the periods shown in the bar chart, the highest quarterly return was 38.05% (quarter ended December 31, 1999) and the lowest quarterly return was -12.38% (quarter ended September 30, 1998).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------
(for the periods ended                             SINCE     INCEPTION
December 31, 1999)            1 YEAR   5 YEARS   INCEPTION       DATE
------------------------------------------------------------------------
Class A                       44.99%    25.72%     23.59%    09/15/94
Class B                       46.36     26.12      23.99     09/15/94
Class C                       50.34        --      26.76     08/04/97
MSCI AC World Index(1)        27.31     18.90      16.78     08/31/94(2)
------------------------------------------------------------------------

1 The Morgan Stanley Capital International All Country World Index measures the performance of securities listed on the major world stock exchanges of 47 markets, including both developed and emerging markets.
2 The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
---------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)          4.75%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                 None(1)   5.00%     1.00%
---------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
---------------------------------------------------
Management Fees          0.85%     0.85%     0.85%

Distribution and/or
Service (12b-1) Fees     0.50      1.00      1.00

Other Expenses           0.32      0.38      0.38

Total Annual Fund
Operating Expenses       1.67      2.23      2.23
-------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $637    $  976    $1,339     $2,357
Class B    726       997     1,395      2,424
Class C    326       697     1,195      2,565
----------------------------------------------

You would pay the following expenses if you did not redeem your shares:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $637     $976     $1,339     $2,357
Class B    226      697      1,195      2,424
Class C    226      697      1,195      2,565
----------------------------------------------


                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 1999, the advisor received compensation of 0.85% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995. From 1991 to 1995, she was Senior Financial Analyst for Shell Oil Co. Pension Trust.

- A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1989.

- Benjamin A. Hock, Jr., Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1994 to 1999, he was, among other offices, head of equity research at John Hancock Advisers, Inc.

- Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was an associate with JMB Realty.

- Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

- Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1986.

- Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Growth Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions will consist primarily of capital gains. DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

SUBMISSION OF MATTERS TO SHAREHOLDERS

At a meeting held on February 3, 2000, the Board of Directors of AIM International Funds, Inc. (the company), on behalf of the fund, voted to request shareholders to approve the following items that will affect the fund:

- An Agreement and Plan of Reorganization which provides for the reorganization of the company, which is currently a Maryland corporation, as a Delaware business trust;

- A new advisory agreement between the company and A I M Advisors, Inc. (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in the fund's statement of additional information; and

- Changing the fund's investment objective so that it is non-fundamental. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Directors of the company without further approval by shareholders.

  The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 22, 2000.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                            CLASS A
                                                  -----------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                                    1999       1998       1997       1996      1995
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  17.91   $  16.65   $  14.20   $  12.32   $ 10.23
Income from investment operations:
  Net investment income (loss)                       (0.10)     (0.05)     (0.04)     (0.01)    (0.02)
  Net gains on securities (both realized and
    unrealized)                                       6.12       1.74       2.49       2.11      2.11
    Total from investment operations                  6.02       1.69       2.45       2.10      2.09
Less distributions:
  Dividends from net investment income                  --         --         --         --    (0.004)
  Distributions from net realized gains              (0.50)     (0.43)        --      (0.22)       --
    Total distributions                              (0.50)     (0.43)        --      (0.22)   (0.004)
Net asset value, end of period                    $  23.43   $  17.91   $  16.65   $  14.20   $ 12.32
Total return(a)                                      34.43%     10.43%     17.25%     17.26%    20.48%
-------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $388,549   $219,050   $178,917   $114,971   $23,754
Ratio of expenses to average net assets(b)            1.67%(c)   1.70%      1.76%      1.93%     2.12%
Ratio of net investment income (loss) to average
  net assets(d)                                      (0.57)%(c) (0.27)%    (0.30)%    (0.13)%   (0.28)%
Portfolio turnover rate                                 93%        97%        96%        82%       79%
-------------------------------------------------------------------------------------------------------------

(a) Does not deduct sales charges.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.94% and 2.98% for 1996-1995.
(c) Ratios are based on average net assets of $317,044,851.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.14)% and (1.14)% for 1996-1995.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                              CLASS B
                                                    -----------------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,
                                                      1999         1998       1997      1996      1995
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  17.52   $  16.39   $  14.05   $  12.26     $ 10.22
Income from investment operations:
  Net investment income (loss)                         (0.23)(a)  (0.15)(a)  (0.11)     (0.05)      (0.04)
  Net gains (losses) on securities (both
    realized and unrealized)                            5.99       1.71       2.45       2.06        2.08
    Total from investment operations                    5.76       1.56       2.34       2.01        2.04
Less distributions:
  Distributions from net realized gains                (0.50)     (0.43)        --      (0.22)         --
    Total distributions                                (0.50)     (0.43)        --      (0.22)         --
Net asset value, end of period                      $  22.78   $  17.52   $  16.39   $  14.05     $ 12.26
Total return(b)                                        33.69%      9.78%     16.65%     16.60%      19.96%
---------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)            $425,345   $282,456   $224,225   $121,848     $17,157
Ratio of expenses to average net assets                 2.23%(c)   2.26%      2.29%      2.48%(d)    2.64%(d)
Ratio of net investment income (loss) to average
  net assets                                           (1.13)%(c) (0.83)%    (0.83)%    (0.69)%(e)  (0.79)%(e)
Portfolio turnover rate                                   93%        97%        96%        82%         79%
---------------------------------------------------------------------------------------------------------------

(a)Calculated using average shares outstanding.
(b)Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c)Ratios are based on average net assets of $356,402,709.
(d)After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.49% and 3.38% for 1996-1995.
(e)After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.69)% and (1.54)% for 1996-1995.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                               CLASS C
-------------------------------------------------------------------------------------------------------
                                                                                        FOR THE PERIOD
                                                                                           AUGUST 4,
                                                              YEAR ENDED OCTOBER 31,        THROUGH
                                                              -----------------------     OCTOBER 31,
                                                                 1999         1998           1997
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 17.52      $ 16.39         $17.39
Income from investment operations:
  Net investment income (loss)                                   (0.23)(a)    (0.15)(a)      (0.03)
  Net gains (losses) on securities (both realized and
    unrealized)                                                   6.00         1.71          (0.97)
    Total from investment operations                              5.77         1.56          (1.00)
Less distributions:
  Distributions from net realized gains                          (0.50)       (0.43)            --
    Total distributions                                          (0.50)       (0.43)            --
Net asset value, end of period                                 $ 22.79      $ 17.52         $16.39
Total return(b)                                                  33.69%        9.78%         (5.75)%
-------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                       $31,356      $11,765         $1,100
Ratio of expenses to average net assets                           2.23%(c)     2.26%          2.29%(d)
Ratio of net investment income (loss) to average net assets      (1.13)%(c)   (0.83)%        (0.83)%(d)
Portfolio turnover rate                                             93%          97%            96%
-------------------------------------------------------------------------------------------------------

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average net assets of $20,512,721.
(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

             CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                            INVESTOR'S
                                           SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
            Less than $  25,000       5.50%          5.82%
$ 25,000 but less than $  50,000      5.25           5.54
$ 50,000 but less than $ 100,000      4.75           4.99
$100,000 but less than $ 250,000      3.75           3.90
$250,000 but less than $ 500,000      3.00           3.09
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

                                      A-1                            MCF--02/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                             INVESTOR'S
                                            SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                            INVESTOR'S
                                           SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                 1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--02/00                            A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------


PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $ 0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                        50                                                 50
IRA, Education IRA or Roth IRA                   250                                                 50
All other accounts                               500                                                 50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS


----------------------------------------------------------------------------------------------------------
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. The
                                                                       maximum purchase amount per
                                                                       transaction is $100,000. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

                                      A-3                            MCF--02/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. However, if you acquired Class A shares of AIM Developing Markets Fund in connection with the reorganization of AIM Eastern Europe Fund, you will be charged a redemption fee of 2% of the net asset value of those shares, which will be paid to AIM Developing Markets Fund, if you redeem your shares within the first year after the reorganization. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

MCF--02/00                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $50,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $50,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                      A-5                            MCF--02/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited

MCF--02/00                            A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

        Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

--------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

                                      A-7                            MCF--02/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THIS PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

MCF--02/00                            A- 8

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

 ----------------------------------
 AIM Global Growth Fund
 SEC 1940 Act file number: 811-6463
 ----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com    GLG-PRO-1   INVEST WITH DISCIPLINE
                                                      -- Registered Trademark --

                                                                     APPENDIX IV


                       ANNUAL REPORT / MANAGERS' OVERVIEW


DESPITE CHALLENGING MARKET,
FUND PROVIDES SOLID INCOME

THE MARKET ENVIRONMENT WAS DIFFICULT FOR BOND INVESTORS. HOW DID AIM GLOBAL INCOME FUND PERFORM?
Although bond performance was dreary due to rising interest rates, the fund continued to provide attractive monthly income. As of October 31, 1999, the fund's 30-day distribution rates at net asset value were 7.04%, 6.48% and 6.49% for Class A, B and C shares, respectively. The fund's 30-day SEC yield at maximum offering price was 6.68% for Class A shares and 6.53% for both Class B and Class C shares.
    The rising interest-rate environment negatively affected most bond-market sectors, and this trend detracted from the fund's total returns for the fiscal year. Excluding sales charges, total returns were -1.94%, -2.37%, and -2.47% for Class A, B and C shares, respectively. Over the same period, the total return of the Salomon Brothers World Government Bond Index was -2.46%.

HOW DID FOREIGN BONDS FARE?
Although the U.S. dollar weakened against the Japanese yen, it remained strong against other major currencies, including the euro. The strength of the dollar against most other currencies hurt returns for U.S. investors in foreign bonds. We continued to mitigate the effect of a strong dollar by selectively hedging currency.
    Even without taking currency factors into consideration, the performance of foreign bonds (except for emerging markets debt) was lackluster as evidenced by the performance of the Salomon Brothers World Government Bond Index for the fiscal year.
    Two of the better-performing bond markets were Canada and the United Kingdom, and the fund benefited from its significant exposure to these markets. In the United Kingdom, the bond market got a boost from low inflation and a Bank of England that acted diligently to keep it in check. Bonds in the Euroland regions performed poorly in the face of a strengthening economy before showing signs of recovering toward the end of the fiscal year as economic conditions moderated.

WHAT WERE KEY TRENDS IN THE DOMESTIC INVESTMENT-GRADE BOND MARKET?
    As of the end of the fiscal year, 1999 had been the worst year for bonds in the United States since 1994 and the second worst year on record. Investors were concerned that continued strong economic growth would prompt the Federal Reserve Board (the Fed) to raise interest rates to keep inflation at bay, and this had an unsettling effect on the bond market. Ultimately, in two separate moves, the Fed raised the key federal funds rate from 4.75% to 5.25%.
    The bond market was also rattled by record supply, the potential impact of the Y2K problem--the need to reprogram older computers to recognize the year 2000--and the decline in value of the U.S. dollar against the Japanese yen. An overabundance of new issues hurt the performance of investment-grade corporate bonds. Companies rushed to issue new bonds before Y2K concerns became more pronounced toward the end of 1999. This overabundance of supply was generally met by weak demand, stemming from concerns that rising interest rates might undermine corporate profits and affect the ability of companies to meet their debt obligations. However, there was some increase in demand for investment-grade corporate bonds toward the end of the fiscal year as their yields rose to attractive levels.
    The weakness in the bond market was reflected in the yield of the benchmark 30-year U.S. Treasury bond, which rose from 5.15% at the beginning of the fiscal year to 6.16% at its conclusion. In October, bond yields neared their highs for the year. The yield differentials between Treasuries and lower-rated bonds, wide at the beginning of the fiscal year, narrowed somewhat as the reporting period progressed. However, by the end of the fiscal year, yield spreads again approached their widest levels of the reporting period, as nearly every bond sector displayed weakness amid continuing concerns about inflation.

HOW DID HIGH-YIELD BONDS PERFORM?
After beginning the fiscal year in the doldrums, high-yield bonds rallied midway through the reporting period, and for a time were market leaders. However, the performance of high-yield bonds plummeted amid concerns about interest rates, inflation and a growing default

                     -------------------------------------

                          TWO OF THE BETTER-PERFORMING

                          BOND MARKETS WERE CANADA AND

                          THE UNITED KINGDOM, AND THE

                      FUND BENEFITED FROM ITS SIGNIFICANT

                           EXPOSURE TO THESE MARKETS.

                     -------------------------------------


          See important fund and index disclosures inside front cover.



                             AIM GLOBAL INCOME FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW



PORTFOLIO COMPOSITION

As of 10/31/99, based on total net assets

================================================================================
TOP FIVE BOND HOLDINGS                      Coupon  Maturity        % of
                                                                  Portfolio
--------------------------------------------------------------------------------
1. CSC Holdings, Inc., Sr. Unsec. Deb.     7.625%    07/2018       1.70%

2. Delta Air Lines, Inc., Deb.            10.375     12/2022       1.38

3. Time Warner Inc., Deb.                  9.125     01/2013       1.29

4. Stadshypotek A.B. Series 1562, Notes    3.50      09/2004       1.24

5. Dresdner Finance B.V.                   3.532     07/2003       1.20

   Series 11 Floating Rate Gtd. Notes

Please keep in mind that the fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
================================================================================

================================================================================
PIE CHART
--------------------------------------------------------------------------------
[S]                                  [C]
Other                                7.58%
Investment-grade bonds               26.75%
Foreign bonds                        42.40%
High-yield bonds                     23.27%
================================================================================

rate. Toward the end of the fiscal year, the default rate for the issuers of high-yield bonds rose to approximately 4%, its highest level since 1991. An overabundance of supply and concerns about liquidity also hurt the high-yield market.

HOW WAS THE FUND STRUCTURED AT THE END OF THE FISCAL YEAR?
As of October 31, the fund had 191 holdings, with total assets divided as follows: foreign bonds, 42.40%; domestic investment-grade bonds, 26.75%, high-yield bonds, 23.27%; and other assets, 7.58%. The weighted average maturity of the portfolio was 10.60 years and its duration was 5.898 years. The fund had an average portfolio quality rating of BBB as measured by Standard & Poor's Corporation (S&P) and Moody's Investor Service (Moody's), two widely known credit rating agencies. These historical ratings are based on an analysis of the credit quality of the individual securities in the fund's portfolio. The average coupon was 8.13%.

WHAT IS YOUR OUTLOOK FOR THE NEAR TERM?
We believe bonds will continue to be an attractive source of income. Globally, the economy is improving. In Europe, inflation is low, and the economy is showing signs of recovery. Mergers and restructurings are proceeding at a brisk pace, which should enhance corporate profitability and the attractiveness of European corporate bonds. We expect the European Economic and Monetary Union to continue to stimulate the development of the corporate- and high-yield bond markets in Europe, potentially increasing the fund's investment options. Additionally, Asia appears to be well on its way to recovery from the economic crisis that had global ramifications in 1997-1998.
    The global acceleration in economic growth could lead to higher interest rates to keep inflation in check, which could affect total returns for bonds.
    In the United States, we also expect bond performance to improve in 2000. Inflation and interest rates remain relatively low. Moreover, there are indications that, for the short term at least, the Fed may be finished adjusting monetary policy. On November 16, after the close of the reporting period, the central bank raised the federal funds rate to 5.5% and adopted a neutral bias toward additional rate hikes.
    Furthermore, the U.S. economy continues to grow at a healthy pace and corporate profits are solid. This could spark investor interest in investment-grade corporate bonds, which offered attractive yields at the close of the fiscal year. It also could benefit high-yield bonds, whose issuers are generally better able to meet their debt obligations when corporate earnings are strong.
    Regardless, we will adhere to our strategy of investing in foreign, domestic investment-grade and high-yield bonds. Normally, these bonds tend to react differently to various economic and market conditions. Over the long term, we believe this investment approach can enhance returns, reduce risk and provide for an attractive level of income.

          See important fund and index disclosures inside front cover.

                             AIM GLOBAL INCOME FUND

                       ANNUAL REPORT / PERFORMANCE HISTORY


YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
AIM GLOBAL INCOME FUND VS. BENCHMARK INDEXES

2/3/89-10/31/99

in thousands
================================================================================
                                                  Salomon
              AIM Global         AIM Global    Brothers World     Lehman World
             Income Fund,       Income Fund,     Government        Government
            Class B shares,   Class A shares,    Bond Index        Bond Index
--------------------------------------------------------------------------------

9/30/94         9524              10000            10072             9859
10/31/94        9613              10079            10234             9851.11
10/31/95        11158             11647            11790             11366.9
10/31/96        12298             12772            12422             11947.6
10/31/97        13411             13855            12746             12980.8
10/31/98        13940             14323            14346             14446.6
10/31/99        13670             13889            13993             14270.1

Past performance cannot guarantee comparable future results.
Source: Lipper, Inc.
================================================================================

    MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. THE RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

ABOUT THIS CHART
The chart compares your fund to benchmark indexes. It is intended to give you a general idea of how your fund performed compared to the bond market over the period 9/15/94-10/31/99. (Please note that index performance is from 8/31/94-10/31/99). It is important to understand the difference between your fund and an index. Your fund's total return is shown with a sales charge and includes fund expenses and management fees. An index measures the performance of a hypothetical portfolio. Market indexes are not managed, incurring no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return.

AVERAGE ANNUAL TOTAL RETURNS

As of 10/31/99, including sales charges

================================================================================
CLASS A SHARES
Inception (9/15/94)                   6.29%
 5 Years                              6.26
 1 Year                              -6.61*
*-1.94% excluding sales charges

CLASS B SHARES
Inception (9/15/94)                   6.61%
 5 Years                              6.47
 1 Year                              -6.96*
*-2.37% excluding sales charges

CLASS C SHARES
Inception (8/4/97)                    1.70%
 1 Year                              -3.38*
*-2.47% excluding sales charges

================================================================================

The performance of Class C shares will differ from that of Class A and Class B shares due to differing fees and expenses. For fund performance calculations and descriptions of the indexes cited on this page, please refer to the inside front cover.


                             AIM GLOBAL INCOME FUND

                                                                      APPENDIX V


                       ANNUAL REPORT / MANAGERS' OVERVIEW


FOCUS ON GLOBAL LEADERS SPURS PERFORMANCE

HOW DID AIM GLOBAL GROWTH FUND PERFORM DURING THE REPORTING PERIOD?
The fund produced outstanding returns during the fiscal year ended October 31, 1999. Class A shares reported a total annual return of 34.43%, Class B shares 33.69% and Class C shares 33.69%. These figures are at net asset value and do not include sales charges. The fund outperformed the MSCI All Country World Index, which produced a total annual return of 26.41% during the same time frame. Net assets in the fund grew from $513 million to $845 million over the fiscal year. Approximately $110 million in net assets came from the fund's merger with AIM Worldwide Growth Fund in January 1999.

WHAT WERE MARKET CONDITIONS LIKE OVER THE FISCAL YEAR?
Investor concern over interest rates made the U.S. markets very volatile near the end of the reporting period. In June and August, the Federal Reserve Board (the Fed) raised rates in two quarter-point moves. At its October meeting, the Fed chose to leave rates unchanged but adopted a "tightening bias," indicating that it might be inclined to raise rates in the near future. The Fed raised rates after the fiscal year closed.
    In overseas markets, Japan dominated throughout the fiscal year. Investors flocked to Japanese securities amid prospects of a brighter economy. Japan posted two consecutive quarters of economic growth, signaling an end to its extended recession. Market activity drove the value of the yen to powerful heights.
    The major trend in Europe has been the feverish pace of merger activity. In fact, toward the end of the reporting period, European merger activity topped that of the United States for the first time. Ten European deals were announced in the third quarter with values of more than $10 billion each.

THIS TIME LAST YEAR, EMERGING MARKETS WERE IN TURMOIL. HAVE THINGS IMPROVED? Yes, there has been a definite recovery. In Asia, a number of countries have restructured their banking systems and stabilized their currencies, including Singapore, Indonesia and South Korea. Lower inflation and declining interest rates have propelled economic growth in those regions. In addition, exports have increased, and foreign investment has returned.
    In Latin America, the Mexican market dominated the region. Declining interest rates and a stronger peso bolstered its economy, along with the continued strength of its largest trading partner, the United States.

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?
The fund remained invested in global leaders. Our investment strategy focuses on earnings momentum--we look for stocks with proven earnings records and prospects for future growth. We also choose our investments stock-by-stock instead of country-by-country. This strategy allowed us to choose from among the best-performing stocks worldwide.
    We reduced our holdings slightly over the year from 201 to 167 stocks and remained well-diversified among 22 countries. The United States remained our largest concentration, making up 37.74% of the fund's net assets. At the end of the fiscal year, European stocks were 24% of the fund's assets, including 7.00% in the United Kingdom, 6.33% in France, 2.47% in the Netherlands and 1.78% in Switzerland.

Bar Charts

GROWTH OF NET ASSETS

As of 10/31/99

===============================================================================
10/31/98 $513 MILLION

10/31/99 $845 MILLION
===============================================================================

AIM GLOBAL GROWTH FUND
VS. BENCHMARK INDEX

As of 10/31/99

===============================================================================
One-year returns, excluding sales charges

CLASS A SHARES                      34.43%

CLASS B SHARES                      33.69%

CLASS C SHARES                      33.69%

MSCI ALL COUNTRY WORLD INDEX        26.41%
===============================================================================


          See important fund and index disclosures inside front cover.


                             AIM GLOBAL GROWTH FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW


PORTFOLIO COMPOSITION

As of 10/31/99, based on total net assets

===========================================================================================================================
TOP 10 HOLDINGS                                  TOP 10 INDUSTRIES                             TOP 10 COUNTRIES
---------------------------------------------------------------------------------------------------------------------------
 1. Nortel Networks Corp. (Canada)      1.60%     1. Computers (Software & Services)  6.93%     1. United States    37.74%
 2. Carrefour Supermarche S.A. (France) 1.53      2. Telephone                        6.39      2. Japan            17.16
 3. Nokia Oyj (Finland)                 1.34      3. Communications Equipment         6.04      3. United Kingdom    7.00
 4. NTT Mobile Communications           1.34      4. Electronics                      5.29      4. France            6.33
    Network, Inc. (Japan)                            (Component Distributors)
 5. Orange PLC (United Kingdom)         1.33      5. Broadcasting                     4.32      5. Canada            3.08
                                                     (Television, Radio & Cable)
 6. Matsushita Communication            1.25      6. Health Care (Diversified)        3.43      6. Netherlands       2.47
    Industrial Co., Ltd. (Japan)
 7. Trend Micro Inc. (Japan)            1.24      7. Electronics (Semiconductors)     3.37      7. Mexico            2.42
 8. Sony Corp. (Japan)                  1.17      8. Retail (General Merchandise)     3.14      8. Australia         2.04
 9. VERITAS Software Corp. (U.S)        1.16      9. Retail (Food Chains)             2.98      9. Hong Kong         1.95
10. Mannesmann A.G. (Germany)           1.14      10. Insurance (Multi-Line)          2.60     10. Switzerland       1.78

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
===========================================================================================================================

    We dramatically increased the fund's Japanese holdings from 2.88% to 17.16% over the reporting period. The fund focused on Japanese companies with a global reach, including those in the technology, telecommunications and electronics industries.

WHAT STOCKS DID YOU LIKE?
At the end of the fiscal year, our largest holding was Nortel, a Canadian telecommunications equipment maker. The company has shown tremendous growth this year, taking on competitors Lucent and Cisco.
    Several of our top European holdings are involved in multi-billion-dollar mergers. Carrefour, Europe's No. 1 retailer, merged with another French retailer, Promodes Group, earlier this year. With 8,800 stores in 26 countries and revenue of $65 billion, Carrefour poses a major challenge to Wal-Mart's expansion plans for Europe, Latin America and Asia. Orange, a mobile communications provider in the United Kingdom, France and Germany, has agreed to merge with German conglomerate Mannesmann. After the close of the reporting period, U.K.-based Vodafone AirTouch made a hostile bid for Mannesmann. If it is successful, Vodafone has indicated it may undo Mannesmann's pending merger with Orange. This activity demonstrates how competitive the European cellular market has become.

WHAT JAPANESE STOCKS DID YOU FAVOR?
Our top Japanese holdings include NTT Mobile, Matsushita and Sony. Also known as NTT DoCoMo (DoCoMo means "anywhere"), NTT Mobile is Japan's leading wireless phone company. With about 27 million subscribers, the company has about 57% of the Japanese market. We expect NTT Mobile's value to continue to rise with the growth of wireless devices in Japan.

WHAT IS YOUR OUTLOOK FOR THE NEAR TERM?
We believe we have reached a period of synchronized global expansion. The United States drove the markets for the past two years, but with the increased strength of Europe and Asia, we believe growth in the future will be more balanced.
    We're encouraged by signs of economic growth in Japan, but much-needed corporate restructuring has yet to occur on a wide scale. Although investor confidence in Japan has returned, we remain cautious. We will continue to rely on a strict analysis of company fundamentals before deciding to buy Japanese securities.
    In Europe, we expect positive economic growth, stronger corporate earnings and higher consumer demand. In fact, if European growth continues on its current path, Europe stands poised to surpass the United States in economic growth next year.

                     -------------------------------------

                      WE BELIEVE WE HAVE REACHED A PERIOD

                       OF SYNCHRONIZED GLOBAL EXPANSION.

                      THE UNITED STATES DROVE THE MARKETS

                       FOR THE PAST TWO YEARS, BUT WITH

                     THE INCREASED STRENGTH OF EUROPE AND

                     ASIA, WE BELIEVE GROWTH IN THE FUTURE

                            WILL BE MORE BALANCED.

                     -------------------------------------

          See important fund and index disclosures inside front cover.


                             AIM GLOBAL GROWTH FUND

                      ANNUAL REPORT / PERFORMANCE HISTORY


YOUR FUND'S LONG-TERM PERFORMANCE

ABOUT THIS CHART
The chart compares your fund's Class A and Class B shares to benchmark indexes. It is intended to give you an idea of how your fund performed compared to these benchmarks over the period 9/15/94-10/31/99. (Please note that the performance results for the indexes are for the period 9/30/94-10/31/99.) Fund performance shown in the chart includes expenses and management fees. Class A share performance reflects the deduction of the maximum sales charge; Class B share performance reflects deduction of the applicable contingent deferred sales charge. It is important to understand the difference between your fund and an index. An index measures performance of a hypothetical portfolio. A market index is not managed, incurring no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect the return on your investment.
    Since the last reporting period, AIM Global Growth Fund has elected to use the MSCI All Country World Index as its benchmark instead of the MSCI World Index. The new index more closely resembles the securities in which the fund invests. The fund will no longer measure its performance against the MSCI World Index. Because this is the first reporting period since we have adopted the new index, SEC guidelines require that we compare the fund's performance to both the old and the new index.

RESULTS OF A $10,000 INVESTMENT
AIM GLOBAL GROWTH FUND VS. BENCHMARK INDEXES

9/15/94-10/31/99

Mountain Chart

================================================================================================
           AIM GLOBAL GROWTH        AIM GLOBAL GROWTH      MSCI WORLD            MSCI ALL
         FUND, CLASS B SHARES      FUND, CLASS A SHARES      INDEX           COUNTRY WORLD INDEX
------------------------------------------------------------------------------------------------
9/94           $9,830                   $9,362               $10,000              $9,794
10/94          10,220                    9,743                10,010              10,235
10/95          12,260                   11,738                10,959              10,964
10/96          14,295                   13,764                12,745              12,675
10/97          16,676                   16,139                14,883              14,670
10/98          18,308                   17,822                17,153              16,542
10/99          24,377                   23,958                22,010              20,911

Past performance cannot guarantee comparable future results.

Source: Lipper, Inc.
================================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 10/31/99, including sales charges

===============================================================================
CLASS A SHARES

Inception (9/15/94)           18.58%

5 years                       18.56

1 year                        28.06*

* 34.43% excluding sales charges

CLASS B SHARES

Inception  (9/15/94)          18.98%

5 years                       18.89

1 year                        28.70*

* 33.70% excluding sales charges

CLASS C SHARES

Inception (8/4/97)            15.58%

1 year                        32.69*

* 33.69% excluding sales charges
===============================================================================

Your fund's total return includes sales charges, expenses and management fees. The performance of the fund's Class C shares will differ from Class A and B shares due to differing fees and expenses. For fund performance calculations and descriptions of indexes cited on this page, please refer to the inside front cover.
    MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.


                             AIM GLOBAL GROWTH FUND

                             AIM GLOBAL INCOME FUND
                             AIM GLOBAL GROWTH FUND
                                  PORTFOLIOS OF
                          AIM INTERNATIONAL FUNDS, INC.
                                11 Greenway Plaza
                                    Suite 100
                            Houston, Texas 77046-1173
                            Toll Free: (800) 347-4246

                        AIM GLOBAL GOVERNMENT INCOME FUND
                         AIM GLOBAL GROWTH & INCOME FUND
                                  PORTFOLIOS OF
                              AIM INVESTMENT FUNDS
                                11 Greenway Plaza
                                    Suite 100
                            Houston, Texas 77046-1173
                            Toll Free: (800) 347-4246


                       STATEMENT OF ADDITIONAL INFORMATION

(May 31, 2000 Special Meeting of Shareholders of AIM Global Government Income Fund and AIM Global Growth & Income Fund)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated April __, 2000 of AIM International Funds, Inc. (the "Company") for use in connection with the Special Meeting of Shareholders of AIM Global Government Income Fund and AIM Global Growth & Income Fund (the "Acquired Funds") to be held on May 31, 2000. Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing the Company at the address shown above or by calling 1-800-347-4246. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

         A Statement of Additional Information for the Company dated February 28, 2000, has been filed with the Securities and Exchange Commission and is attached hereto as Appendix I which is incorporated herein by this reference.

         The date of this Statement of Additional Information is April __, 2000.

                                TABLE OF CONTENTS

THE COMPANY.......................................................................................................S-2
DESCRIPTION OF PERMITTED INVESTMENTS..............................................................................S-2
DIRECTORS AND OFFICERS OF THE COMPANY.............................................................................S-2
ADVISORY AND MANAGEMENT RELATED SERVICES AGREEMENTS AND PLANS OF DISTRIBUTION.....................................S-2
PORTFOLIO TRANSACTIONS............................................................................................S-2
DESCRIPTION OF SHARES.............................................................................................S-2
DETERMINATION OF NET ASSET VALUE..................................................................................S-2
TAXES.............................................................................................................S-2
PERFORMANCE DATA..................................................................................................S-2
FINANCIAL INFORMATION.............................................................................................S-3

Appendix I        -        AIM International Funds, Inc. Statement of Additional
                           Information
Appendix II       -        Annual Report of AIM Global Government Income Fund
Appendix III      -        Annual Report of AIM Global Growth & Income Fund
Appendix IV       -        Pro Forma Financial Statements

THE COMPANY

This Statement of Additional Information relates to AIM International Funds, Inc. (the "Company") and two of its investment portfolios, AIM Global Income Fund and AIM Global Growth Fund (the "Acquiring Funds"). The Company is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). AIM Global Income Fund and AIM Global Growth Fund are separate series of shares of capital stock of the Company.

DESCRIPTION OF PERMITTED INVESTMENTS

For a discussion of the fundamental and nonfundamental investment policies of the Acquiring Funds adopted by the Company's Board of Directors, see heading "Investment Restrictions" in the Company's Statement of Additional Information attached hereto as Appendix I.

DIRECTORS AND OFFICERS OF THE COMPANY

For a disclosure of the names and a brief occupational biography of each of the Company's officers and directors identifying those who are interested persons of the Company as well as stating their aggregate remuneration, see heading "Management - Directors and Officers" in the Company's Statement of Additional Information attached hereto as Appendix I.

ADVISORY AND MANAGEMENT RELATED SERVICES AGREEMENTS AND PLANS OF DISTRIBUTION

For a discussion of the Company's advisory and management related services agreements and plans of distribution, see headings "Management - Investment Advisory, Sub-Advisory and Administrative Services Agreements," "The Distribution Plans," and "The Distributor" in the Company's Statement of Additional Information attached hereto as Appendix I.

PORTFOLIO TRANSACTIONS

For a discussion of the Company's brokerage policy, see heading "Portfolio Transactions and Brokerage" in the Company's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF SHARES

For a discussion of the Company's authorized securities and the characteristics of the Company's shares of capital stock, see heading "General Information about the Company" in the Company's Statement of Additional Information attached hereto as Appendix I.

DETERMINATION OF NET ASSET VALUE

For a discussion of the Company's valuation and pricing procedures and a description of its purchase and redemption procedures, see heading "Net Asset Value Determination" in the Company's Statement of Additional Information attached hereto as Appendix I.

TAXES

For a discussion of any tax information relating to ownership of the Company's shares, see heading "Dividends, Distributions and Tax Matters" in the Company's Statement of Additional information attached hereto as Appendix I.

PERFORMANCE DATA

For a description and quotation of certain performance data used by the Company, see heading "Performance" in the Company's Statement of Additional Information attached hereto as Appendix I.

FINANCIAL INFORMATION

The audited financial statements of AIM GLOBAL INCOME FUND and AIM GLOBAL GROWTH FUND and the report thereon by KPMG LLP, are set forth under the heading "Financial Statements" in the Company's Statement of Additional Information attached hereto as Appendix I.

The audited financial statements of AIM GLOBAL GOVERNMENT INCOME FUND and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Annual Report of AIM Global Government Income Fund, dated October 31, 1999, which is incorporated herein by reference and attached hereto as Appendix II. The audited financial statements of AIM GLOBAL GROWTH & INCOME FUND, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Annual Report of AIM Global Growth & Income Fund, dated October 31, 1999, which is incorporated herein by reference and attached hereto as Appendix III.

Pro forma financial statements for AIM Global Income Fund and AIM Global Growth Fund, giving effect to the Reorganizations, are attached hereto as Appendix IV.

                                                                      APPENDIX I


                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                              AIM ASIAN GROWTH FUND
                          AIM EUROPEAN DEVELOPMENT FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                             AIM GLOBAL INCOME FUND
                          AIM INTERNATIONAL EQUITY FUND

              (SERIES PORTFOLIOS OF AIM INTERNATIONAL FUNDS, INC.)

                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                       ---------------------------------

          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
                    AND IT SHOULD BE READ IN CONJUNCTION WITH
                     A PROSPECTUS OF THE ABOVE-NAMED FUNDS,
                 A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE
                      FROM AUTHORIZED DEALERS OR BY WRITING
                            A I M DISTRIBUTORS, INC.,
                      P.O. BOX 4739, HOUSTON, TX 77210-4739
                          OR BY CALLING (800) 347-4246

                       ---------------------------------

          STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2000, RELATING TO THE AIM ASIAN GROWTH FUND PROSPECTUS DATED FEBRUARY 28, 2000,
     THE AIM EUROPEAN DEVELOPMENT FUND PROSPECTUS DATED FEBRUARY 28, 2000, THE AIM GLOBAL AGGRESSIVE GROWTH FUND PROSPECTUS DATED FEBRUARY 28, 2000,
         THE AIM GLOBAL GROWTH FUND PROSPECTUS DATED FEBRUARY 28, 2000,
         THE AIM GLOBAL INCOME FUND PROSPECTUS DATED FEBRUARY 28, 2000,
    AND THE AIM INTERNATIONAL EQUITY FUND PROSPECTUS DATED FEBRUARY 28, 2000

                                TABLE OF CONTENTS

                                                                          PAGE
INTRODUCTION.................................................................1

         Submission of Matters to Shareholders...............................1

GENERAL INFORMATION ABOUT THE COMPANY........................................3

         The Company and its Shares..........................................3

PERFORMANCE..................................................................4

         Total Return Calculations...........................................5
         Yield Quotations....................................................6
         Historical Portfolio Results........................................6

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................9

         General Brokerage Policy............................................9
         Allocation of Portfolio Transactions...............................10
         Allocation of IPO Securities Transactions..........................11
         Section 28(e) Standards............................................11
         Transactions with Regular Brokers..................................12
         Brokerage Commissions Paid.........................................13

INVESTMENT STRATEGIES AND RISKS.............................................14

         All Funds (except Income Fund).....................................14
         Asian Fund.........................................................14
         European Fund......................................................15
         Aggressive Growth Fund and Growth Fund.............................17
         Income Fund........................................................18
         Equity Fund........................................................21
         Real Estate Investment Trusts ("REITs")............................22
         Repurchase Agreements and Reverse Repurchase Agreements............22
         Lending of Portfolio Securities....................................23
         Borrowings.........................................................23
         Securities Issued on a When-Issued or Delayed Delivery Basis.......24
         Short Sales........................................................24
         Illiquid Securities................................................24
         Rule 144A Securities...............................................24
         Foreign Securities.................................................25
         Portfolio Turnover.................................................28
         Foreign Exchange Transactions......................................28
         Equity-Linked Derivatives..........................................28
         Investment in Other Investment Companies...........................29
         Temporary Defensive Investments....................................29

OPTIONS, FUTURES AND CURRENCY STRATEGIES....................................29

         Introduction.......................................................29
         General Risks of Options, Futures and Currency Strategies..........29
         Cover..............................................................30
         Writing Call Options...............................................31
         Writing Put Options................................................31
         Purchasing Put Options.............................................31
         Purchasing Call Options............................................32
         Over-The-Counter Options...........................................32
         Index Options......................................................33
         Limitations on Options.............................................33

         Interest Rate, Currency and Stock Index Futures Contracts..........33
         Options on Futures Contracts.......................................34
         Forward Contracts..................................................34
         Limitations on Use of Futures, Options on Futures and Certain
         Options on Currencies..............................................35

INVESTMENT RESTRICTIONS.....................................................35

         Aggressive Growth Fund, Growth Fund, and Income Fund...............35
         Equity Fund........................................................37
         Asian Fund and European Fund.......................................39

MANAGEMENT..................................................................40

         Directors and Officers.............................................40
         Remuneration of Directors..........................................44
         AIM Funds Retirement Plan for Eligible Directors/Trustees..........46
         Deferred Compensation Agreements...................................46
         Investment Advisory, Sub-Advisory and Administrative Services
         Agreements.........................................................47

THE DISTRIBUTION PLANS......................................................51

         The Class A and C Plan.............................................51
         The Class B Plan...................................................52
         Both Plans.........................................................52

THE DISTRIBUTOR.............................................................56

SALES CHARGES AND DEALER CONCESSIONS........................................58

REDUCTIONS IN INITIAL SALES CHARGES.........................................61

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS.................................64

HOW TO PURCHASE AND REDEEM SHARES...........................................66

         Backup Withholding.................................................67

NET ASSET VALUE DETERMINATION...............................................69

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................................70

         Reinvestment of Dividends and Distributions........................70
         Tax Matters........................................................70
         Qualification as a Regulated Investment Company....................70
         Fund Distributions.................................................71
         Investment in Foreign Financial Instruments........................71
         Hedging Transactions...............................................72
         PFIC Investments...................................................72
         Redemption or Exchange of Shares...................................73
         Foreign Income Taxes...............................................74
         Backup Withholding.................................................74
         Reinstatement Privilege............................................74
         Foreign Shareholders...............................................75
         Miscellaneous Considerations; Effect of Future Legislation.........75

SHAREHOLDER INFORMATION.....................................................75

MISCELLANEOUS INFORMATION...................................................78

         Changes for Certain Account Information............................78
         Audit Reports......................................................78
         Legal Matters......................................................79
         Custodian and Transfer Agent.......................................79
         Principal Holders of Securities....................................79
         Other Information..................................................83

APPENDIX A..................................................................A-1

APPENDIX B..................................................................B-1

APPENDIX C..................................................................C-1

FINANCIAL STATEMENTS........................................................FS

                                  INTRODUCTION

     AIM International Funds, Inc. (the "Company") is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the AIM Asian Growth Fund Prospectus dated February 28, 2000, the AIM European Development Fund Prospectus dated February 28, 2000, the AIM Global Aggressive Growth Fund Prospectus dated February 28, 2000, the AIM Global Growth Fund Prospectus dated February 28, 2000, the AIM Global Income Fund Prospectus dated February 28, 2000, and the AIM International Equity Fund Prospectus dated February 28, 2000 (individually, a "Prospectus" and collectively, the "Prospectuses"). Copies of each Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' (hereinafter defined) shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Investors must receive a Prospectus before they invest in the Funds.

     This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in each Fund's current Prospectus, and in order to avoid repetition, reference will be made herein to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the Company's Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

SUBMISSION OF MATTERS TO SHAREHOLDERS

     At a meeting held on February 3, 2000, the Board of Directors of the Company, on behalf of its series portfolios (the "Funds"), voted to request shareholder approval to amend the Funds' fundamental investment restrictions. The Board of Directors has called a meeting of the Funds' shareholders to be held on or about May 3, 2000. Only shareholders of record as of February 18, 2000 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 22, 2000.

     If shareholders approve the proposal to amend the Funds' fundamental investment restrictions, each of Asian Fund, European Fund, Aggressive Growth Fund, Growth Fund, Income Fund and Equity Fund will operate under the following fundamental investment restrictions:

     Each Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of such Fund's outstanding shares, except that Income Fund is not subject to restriction (a):

     (a) the Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the 1940 Act laws and interpretations) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act laws and interpretations, the 1940 Act laws, interpretations and exemptions). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act laws, interpretations and exemptions.

     (b) the Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act laws, interpretations and exemptions.

     (c) the Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

     (d) the Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act laws, interpretations and exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

     (e) the Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     (f) the Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     (g) the Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act laws, interpretations and exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

     (h) the Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

     The investment restrictions set forth above provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Funds have this flexibility, the Board of Directors has adopted internal guidelines for each Fund relating to certain of these restrictions which the adviser must follow in managing the Funds. Any changes to these guidelines, which are set forth below, require the approval of the Board of Directors.

     1. In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM as an investment adviser, subject to the terms and conditions of any exemptive orders issued by the SEC. (This restriction does not apply to Income Fund.)

     2. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker/dealers or other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an AIM fund). The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

     3. In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

     4. In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM fund, on such terms and conditions as the SEC may require in an exemptive order.

     5. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and limitations as the Fund.

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values of assets will not be considered a violation of the restriction.

                      GENERAL INFORMATION ABOUT THE COMPANY

THE COMPANY AND ITS SHARES

     The Company was organized in 1991 as a Maryland corporation, and is registered with the SEC as an open-end, series, management investment company. The Company currently consists of six separate portfolios: AIM Asian Growth Fund (the "Asian Fund"), AIM European Development Fund ( the "European Fund"), AIM Global Aggressive Growth Fund (the "Aggressive Growth Fund"), AIM Global Growth Fund (the "Growth Fund"), AIM Global Income Fund ( the "Income Fund") and AIM International Equity Fund (the "Equity Fund") (individually, a "Fund" and collectively, the "Funds"). Each portfolio of the Company offers Class A, Class B and Class C shares.

     As used in each Prospectus, the term "majority of the outstanding shares" of the Company, of a particular Fund or of a class of a Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company, such Fund or such class present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Company, such Fund or such class are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Company, such Fund or such class.

     Class A shares, Class B shares and Class C shares of each Fund represent interests in the Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses (such as those associated with the shareholder servicing of their shares) and is subject to differing sales loads (which may affect performance), conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Company's Board of Directors with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class.

     Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the different classes of shares, where applicable, of a Fund. However, on matters affecting one portfolio of the Company or one class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but which requires a separate vote of another portfolio or class. An example of a matter which would be voted on separately by shareholders of a portfolio is the approval of an advisory agreement, and an example of a matter which would be voted on separately by shareholders of a class of shares is approval of a distribution plan. When issued, shares of the Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are fully transferable. Other than the automatic conversation of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Company, and the holders of less than 50% of the shares voting for the election of directors will not be able to elect any directors.

     Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders to elect directors unless a meeting is required under the Investment Company Act of 1940, as amended, (the "1940 Act"). Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.

                                   PERFORMANCE

     Each Fund's performance may be quoted in advertising in terms of yield (Income Fund) or total return. All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charge) to which investments in shares of the Funds may be subject. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted.

     From time to time, A I M Advisors, Inc. ("AIM") or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing a Fund's yield and total return.

     The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in any Fund.

     Some or all of the Funds may participate in the Initial Public Offering ("IPO") market, and a significant portion of those Funds' returns may be attributable to their investment in IPOs, which can have a magnified impact if a Fund's asset base is small. There is no guarantee that as the Funds' assets grow, they will continue to experience substantially similar performance by investing in IPOs.

     Additional performance information is contained in a Fund's Annual Report to Shareholders, which is available upon request without charge.

     Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

Advertising Age              Financial World            Nation's Business
Barron's                     Forbes                     New York Times
Best's Review                Fortune                    Pension World
Broker World                 Hartford Courant Inc.      Pensions & Investment
Business Week                Institutional Investor     Personal Investor
Changing Times               Insurance Forum            Philadelphia Inquirer
Christian Science Monitor    Insurance Week             USA Today
Consumer Reports             Investor's Daily           U.S. News & World Report
Economist                    Journal of the American    Wall Street Journal
FACS of the Week             Society of CLU & ChFC      Washington Post
Financial Planning           Kiplinger Letter           CNN
Financial Product News       Money                      CNBC
Financial Services Week      Mutual Fund Forecaster     PBS

     Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                    Stanger
         Donoghue's                           Weisenberger
         Mutual Fund Values (Morningstar)     Lipper, Inc.

     Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

TOTAL RETURN CALCULATIONS

     Standardized total return for Class A shares of a Fund reflects the deduction of the maximum initial sales charge at the time of purchase. Standardized total return for Class B shares of a Fund reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Standardized total return for Class C shares of a Fund reflects the deduction of a 1% contingent deferred sales charge, if applicable, on a redemption of shares held for the period. Total returns quoted in advertising reflect all aspects of the applicable Fund's return, including the effect of reinvesting dividends and capital gain distributions, the deduction of charges and expenses and any change in such Fund's net asset value per share over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a particular Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns do not represent the actual year-to-year performance of such

Fund. The stated period for quotations of average annual total return will be for periods of one year and the life of a Fund (commencing as of the effective date of its registration statement).

     In addition to average annual total returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in tables, graphs or similar illustrations. For Asian Fund, European Fund and Equity Fund total returns may be quoted with or without taking the Class A shares' 5.50% maximum sales charge, the Class B shares' 5% maximum contingent deferred sales charge ("CDSC") or the Class C shares' 1% maximum CDSC into account. For Aggressive Growth Fund, Growth Fund and Income Fund total returns may be quoted with or without taking the Class A shares' 4.75% maximum sales charge, the Class B shares' 5% maximum CDSC or the Class C shares' 1% maximum CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

YIELD QUOTATIONS

     Yield is computed in accordance with the standardized formula described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a share of Income Fund, expressed as an annualized percentage of the maximum offering price per share of Income Fund. Yield is a function of the type and quality of Income Fund's investments, the Fund's maturity and the Fund's operating expense ratio. The standard formula for calculating yield for the Income Fund, is as follows:

                                                    (6)
                       YIELD = 2[((a-b)/(c x d) + 1)   -1]

Where         a  =  dividends and interest earned during a stated 30-day period.
                    For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).

              b  =  expenses accrued during period (net of reimbursement).

              c  =  the average daily number of shares outstanding during the period.

              d  =  the maximum offering price per share on the last day of the period.

     The yields for the Class A, Class B and Class C shares of Income Fund for the 30-day period ended October 31, 1999 were as follows:

                                   With             Without
                                  Waivers           Waivers
                                  -------           -------

Class A...........................  6.68%             5.99%
Class B...........................  6.53%             5.80%
Class C...........................  6.53%             5.80%

HISTORICAL PORTFOLIO RESULTS

     Total returns for each of the named Funds, with respect to its Class A shares, for the one-year and five-year (if applicable) periods and since inception ended October 31, 1999 (which include the maximum sales charge and reinvestment of all dividends and distributions), were as follows:

                              Average Annual Total Return                         Cumulative Return
                            Periods ended October 31, 1999                  Periods ended October 31, 1999
                         -----------------------------------              ----------------------------------
                           One          Five         Since                  One          Five        Since
Class A Shares:            Year         Years      Inception                Year         Years     Inception
---------------          --------       -----      ---------              --------       -----     ---------

Aggressive Growth Fund     31.75%       15.47%      15.55%**                31.75%     105.30%     109.80%**
Asian Fund                 33.00%        N/A         1.16%***               33.00%       N/A         2.33%***
European Fund              19.88%        N/A        24.75%***               19.88%       N/A        55.34%***
Equity Fund                18.84%       11.35%      13.75%*                 18.84%      71.14%     165.00%*
Growth Fund                28.06%       18.56%      18.58%**                28.06%     134.23%     139.58%**
Income Fund                -6.61%        6.26%       6.29%**                -6.61%      35.45%      36.70%**

*     The inception date for the Class A shares of Equity Fund was April 7,
      1992.

** The inception date for the Class A shares of each of Aggressive Growth Fund, Growth Fund and Income Fund was September 15, 1994.

*** The inception date for the Class A shares of Asian Fund and European Fund was November 3, 1997.

     Total returns for each of the named Funds, with respect to its Class B shares, for the one-year and five-year (if applicable) periods and since inception for the period ended October 31, 1999 (which include the maximum contingent deferred sales charge and reinvestment of all dividends and distributions) were as follows:

                             Average Annual Total Return                      Cumulative Return
                           Periods ended October 31, 1999              Periods ended October 31, 1999
                          ---------------------------------           ---------------------------------
                            One         Five        Since               One        Five         Since
Class B Shares:             Year        Years     Inception             Year       Years      Inception
---------------           --------      -----     ---------           --------     -----      ---------

Aggressive Growth Fund      32.56%      15.76%      15.92%*             32.56%     107.86%    113.27%*
Asian Fund                  34.76%       N/A         1.31%**            34.76%      N/A         2.63%**
European Fund               20.87%       N/A        25.82%**            20.87%      N/A        58.00%**
Equity Fund                 19.72%      11.47%      11.41%*             19.72%      72.13%     74.03%*
Growth Fund                 28.70%      18.89%      18.98%*             28.70%     137.50%    143.77%*
Income Fund                 -6.94%       6.47%       6.62%*             -6.94%      36.82%     38.89%*

* The inception date for the Class B shares of each of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund was September 15, 1994.

** The inception date for the Class B shares of each of Asian Fund and European Fund was November 3, 1997.

     Total returns for each of the named Funds, with respect to its Class C shares for the one-year period and since inception ended October 31, 1999 (which include the maximum contingent deferred sales charge and reinvestment of all dividends and distributions) were as follows:

                              Average Annual Total Return             Cumulative Return
                            Periods ended October 31,  1999      Periods ended October 31, 1999
                            -------------------------------      ------------------------------
                                 One              Since              One            Since
Class C Shares:                  Year           Inception            Year         Inception
---------------                --------         ---------          --------       ---------

Aggressive Growth Fund           36.56%             6.89%*           36.56%         16.09%*
Asian Fund                       38.86%             3.18%**          38.86%          6.43%**
European Fund                    24.85%            27.45%**          24.85%         62.10%**
Equity Fund                      23.76%             8.97%*           23.76%         21.22%*
Growth Fund                      32.69%            15.58%*           32.69%         38.33%*
Income Fund                      -3.38%             1.70%*           -3.38%          3.85%*

* The inception date for the Class C shares of each of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund was August 4, 1997.

** The inception date for the Class C Shares of each of Asian Fund and European Fund was November 3, 1997.

     During the one-year period ended October 31, 1999, a hypothetical $1,000 investment in the Class A shares of Aggressive Growth Fund, Asian Fund, European Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $1,317.53, $1,330.04, $1,198.76, $1,188.44, $1,280.64 and
$933.86, respectively, assuming the maximum sales charge was paid and all distributions were reinvested. For the period November 3, 1997 (inception date for Asian Fund and European Fund) through October 31, 1999, and the five-year period ended October 31, 1999, for Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund, a hypothetical $1,000 investment in the Class A shares of Aggressive Growth Fund, Asian Fund, European Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $2,052.98, $1,023.30, $1,553.41, $1,711.43, $2,342.27 and $1,354.46, respectively, assuming the maximum sales charge was paid and all distributions were reinvested.

     During the one-year period ended October 31, 1999, a hypothetical $1,000 investment in the Class B shares of Aggressive Growth Fund, Asian Fund, European Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $1,325.64, $1,347.56, $1,208.74, $1,197.16, $1,286.95 and
$930.42, respectively, assuming the maximum contingent deferred sales charge was paid and all distributions were reinvested. For the period November 3, 1997 (inception date for Asian Fund and European Fund) through October 31, 1999, and the five-year period ended October 31, 1999, for Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund, a hypothetical $1,000 investment in the Class B shares of Aggressive Growth Fund, Asian Fund, European Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $2,078.62, $1,026.33, $1,580.00, $1,721.26, $2,374.96 and $1,367.99,
respectively, assuming the maximum contingent deferred sales charge was paid and all distributions were reinvested.

     During the one-year period ended October 31, 1999, a hypothetical $1,000 investment in the Class C shares of Aggressive Growth Fund, Asian Fund, European Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $1,365.64, $1,388.60, $1,248.54, $1,237.62, $1,326.93 and
$966.15, respectively, assuming the maximum contingent deferred sales charge was paid and all distributions were reinvested. For the period November 3, 1997 (inception date of Asian Fund and European Fund) through October 31, 1999, and for the period August 4, 1997 (inception date for Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund) through October 31, 1999, a hypothetical $1,000 investment in the Class C shares of Aggressive Growth Fund, Asian Fund, European Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $1,160.95, $1,064.33, $1,621.00, $1,212.25,
$1,383.33, and $1,038.49, respectively, assuming the maximum contingent deferred sales charge was paid and all distributions were reinvested.

     Each Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper, Inc. and other independent services which monitor the performance of mutual funds. The Funds may also advertise mutual fund performance rankings which have been assigned to each respective Fund by such monitoring services. Each Fund's performance may also be compared in advertising and other materials to the performance of comparative benchmarks such as indices of stocks comparable to those in which the Funds invest, as well as the following:

Standard & Poor's 500 Stock Index                    Dow Jones Industrial Average
Consumer Price Index                                 Morgan Stanley Capital International Indices,
Bond Buyer Index                                        including:
NASDAQ                                                  EAFE Index
COFI                                                    AC Asia Pacific  Free Ex-Japan
First Boston High Yield Index                           Europe Index
The Financial Times - Actuaries World Indices           AC World Index
     (a wide range of comprehensive measures            Salomon Bros World Gov't Bond Index
     of stock price performance for the world's
     major stock markets and regional areas)

     Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

     10 year Treasuries
     30 year Treasuries
     90 Day Treasury Bills

     Advertising for the Income Fund may from time to time include discussions of general economic conditions and interest rates.

     From time to time, each Fund's advertising may include discussions of general domestic and international economic conditions and interest rates, and may make reference to international economic sources such as The Bundesbank (the German equivalent of the U.S. Federal Reserve Board). Each Fund's advertising may also include references to the use of the Fund as part of an individual's overall retirement investment program.

     From time to time, each Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation. Also from time to time, sales literature and/or advertisements for the Funds may disclose (i) the largest holdings in the Funds' portfolios, (ii) certain selling group members and/or (iii) certain institutional shareholders.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

     AIM makes decisions to buy and sell securities for the Funds, selects broker-dealers, effects the Funds' investment transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds incur little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate (as applicable). While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

     In the event a Fund purchases securities traded over-the-counter, the Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Fund transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

     AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.


     The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Funds, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, the Funds may purchase or sell a security from or to another AIM Fund or account provided the Funds follow procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

     Under the 1940 Act, certain persons affiliated with the Company are prohibited from dealing with the Company as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The 1940 Act also prohibits the Company from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Company are members except in accordance with certain conditions. These conditions may restrict the ability of the Funds to purchase municipal securities being publicly underwritten by such syndicate, and the Funds may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Company may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Funds may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Company's Board of Directors and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Company is fair and reasonable in relation to the fees charged by others performing similar services.

ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage several other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by a Fund and one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of a Fund and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among such Fund and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution.

Simultaneous transactions could, however, adversely affect the Funds' ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to the Funds. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

ALLOCATION OF IPO SECURITIES TRANSACTIONS

     From time to time, certain of the AIM Funds or accounts may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds and accounts participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:

     AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account with an asset level of less than $500 million will be placed in one of three tiers, depending upon its asset level. The AIM Funds and accounts in the tier containing funds with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds and accounts not receiving a full Allocation, the Allocation may be made only to certain AIM Funds or accounts so that each may receive close to or exactly 40 basis points.

     When any AIM Fund and/or account with substantially identical investment objectives and policies participate in syndicates, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund and account.

SECTION 28(e) STANDARDS

     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to them, Funds may pay a broker higher commissions than those available from another broker.

     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fees paid by the Funds are not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

TRANSACTIONS WITH REGULAR BROKERS

     As of October 31, 1999, European Fund had common stock holdings in Deutsche Bank Securities Inc. having a market value of $1,721,995. As of October 31, 1999, Growth Fund had common stock holdings in Deutsche Bank Securities Inc. having a market value of $1,578,496. As of October 31, 1999, Equity Fund had common stock holdings in Deutsche Bank Securities Inc. having a market value of $29,776,171. Deutsche Bank Securities Inc. is a regular broker/dealer of the Company, as defined in Rule 10b-1.

     As of October 31, 1999, Growth Fund had common stock holdings in Morgan Stanley, Dean Witter, Discovery & Co. having a market value of $4,853,750. Morgan Stanley, Dean Witter, Discovery & Co. is a regular broker/dealer of the Company, as defined in rule 10b-1.

     As of October 31, 1999, Income Fund had common stock holdings in Dresdner Finance B.V. having a market value of $1,047,839. Dresdner Finance B.V. is a regular broker/dealer of the Company, as defined in Rule 10b-1.

     As of October 31, 1999, Income Fund had common stock holdings in Lehman Brothers Inc. having a market value of $523,667. Lehman Brothers Inc. is a regular broker/dealer of the Company, as defined in Rule 10b-1.

     As of October 31, 1999, Income Fund had common stock holdings in Societe Generale having a market value of $76,221. Societe Generale is a regular broker/dealer of the Company, as defined in Rule 10b-1.

BROKERAGE COMMISSIONS PAID

     For the fiscal years ended October 31, 1999, 1998 AND 1997, Aggressive Growth Fund paid brokerage commissions of $4,648,141, $5,519,840 and $6,227,671, respectively. For the fiscal year ended October 31, 1999, AIM allocated certain of Aggressive Growth Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $132,746,868 and the related brokerage commissions were $193,563.

     For the fiscal years ended October 31, 1999, 1998 and 1997, Equity Fund paid brokerage commissions of $9,975,166, $8,743,049 and $6,002,915, respectively. The increase in brokerage commissions from October 31, 1996 through October 31, 1998 was due to the increase in Equity Fund's net assets during such period. For the fiscal year ended October 31, 1999, AIM allocated certain of Equity Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $93,942,068 and the related brokerage commissions were $161,641.

     For the fiscal years ended October 31, 1999, 1998 AND 1997, Growth Fund paid brokerage commissions of $1,919,718, $1,482,482 AND $1,249,946, respectively. The increase in brokerage commissions from October 31, 1996 through October 31, 1998 was due to the increase in Growth Fund's net assets during such period. For the fiscal year ended October 31, 1999, AIM allocated certain of Growth Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $89,020,581 and the related brokerage commissions were $116,369.

     For the fiscal years ended October 31, 1999, 1998, and 1997, Income Fund paid brokerage commissions of $813, $2,638 and $162, respectively. For the fiscal year ended October 31, 1999, AIM allocated certain of Income Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $112,170 and the related brokerage commissions were $208.

     For the fiscal year ended October 31, 1999, and the period November 3, 1997 to October 31, 1998, European Fund paid brokerage commissions of $915,158 and $563,626, respectively. For the fiscal year ended October 31, 1999, AIM allocated certain of European Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $8,610,037 and the related brokerage commissions were $15,829.

     For the fiscal year ended October 31, 1999, and the period November 3,1997 to October 31, 1998, Asian Fund paid brokerage commissions of $327,148 and $75,694, respectively. For the fiscal year ended October 31, 1999, AIM allocated certain of Asian Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $95,394 and the related brokerage commissions were $270.

                         INVESTMENT STRATEGIES AND RISKS

     The following discussion of certain investment strategies and risks supplements the discussion set forth in each Fund's Prospectus under the headings "Investment Objective(s) and Strategies" and "Principal Risks of Investing in the Fund."

     The Funds' investment objective(s) are fundamental policies that cannot be changed without shareholder approval. There can, of course, be no assurance that any Fund will in fact achieve its objective(s). The Board of Directors of the Company reserves the right to change any of the investment policies, strategies or practices of any of the Funds, as described in this Statement of Additional Information, without shareholder approval, except in those instances where shareholder approval is expressly required.

ALL FUNDS (EXCEPT INCOME FUND)

     In managing the Funds, AIM seeks to apply to each of the diversified portfolios of equity securities the same investment strategy which it applies to several of its other managed portfolios which have similar investment objectives but which invest primarily in United States equities markets. Each of the Funds will utilize to the extent practicable a fully managed investment policy providing for the selection of securities which meet certain quantitative standards determined by AIM. AIM reviews carefully the earnings history and prospects for growth of each company considered for investment by each of the Funds. It is anticipated that common stocks will be the principal form of investment of the Funds. The portfolio of each of the Funds is primarily comprised of securities of two basic categories of companies: (a) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in earnings.

     If a particular foreign company meets the quantitative standards determined by AIM, its securities may be acquired by a Fund regardless of the location of the company or their percentage of the Fund's investments in the company's country or region. However, AIM will also consider other factors in making investment decisions for these Funds including such factors as the prospects for relative economic growth among countries or regions, economic and political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security.

     AIM recognizes that often there is less public information about foreign companies than is available in reports supplied by domestic companies, that foreign companies are not subject to uniform accounting and financial reporting standards, and that there may be greater delays experienced by a Fund in receiving financial information supplied by foreign companies than comparable information supplied by domestic companies. In addition, the value of the Fund's investments that are denominated in a foreign currency may be affected by changes in currency exchange rates. For these and other reasons, AIM from time to time may encounter greater difficulty applying its disciplined stock selection strategy to an international equity investment portfolio than to a portfolio of domestic equity securities.

ASIAN FUND

     The investment objective of the Asian Fund is to provide long-term growth of capital.

     The Asian Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities, the issuers of which are located in Asia, and which are considered by AIM to have strong earnings momentum or demonstrate other potential for capital appreciation. Any income realized by the Asian Fund will be incidental and will not be an important criterion in the selection of portfolio securities.

     Under normal market conditions the Asian Fund will invest at least 80% (effective March 1, 2000, 65%) of its total assets in marketable equity securities, including common stock, preferred stock, depositary receipts for stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company) of Asian companies. The Asian Fund may satisfy the foregoing requirement in part by investing in the securities of foreign issuers which are in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of Asian issuers. The Asian Fund may also satisfy such requirement by investing up to 20% of its total assets in securities exchangeable for or convertible into equity securities of Asian companies. The Asian Fund will not invest in Japanese securities. Any change to such policy must be submitted by AIM to the Company's Board of Directors prior to the effectiveness of such change.

     The Asian Fund considers an issuer of securities to be an Asian company if:
(i) it is organized under the laws of a country in Asia and has a principal office in a country in Asia; (ii) it derives a significant portion (i.e., 50% or more) of its total revenues from business in Asia; or (iii) its equity securities are traded principally on a stock exchange in Asia or in an over-the-counter market in Asia. The Asian Fund also considers shares of Asian closed-end management investment companies, the assets of which are invested primarily in Asian equity securities, to be securities of Asian companies.

     There are no prescribed limits on geographic asset distribution within Asia. Under normal market conditions, at least three countries will be represented in the Asian Fund's portfolio of investments. The Asian Fund intends to invest in securities of issuers in Asia as well as countries such as Australia and New Zealand. The Asian Fund may invest, without limit, in "developing" countries or "emerging markets." For a description of the risk factors associated with investment in emerging markets. The Fund may invest up to 20% of its total assets in securities of non-Asian companies.

     A description of other investment strategies Asian Fund may pursue follows after the section entitled " --Equity Fund."

     The Asian Fund considers issuers of securities located in the following countries to be Asian issuers:

Bangladesh      Indonesia         Philippines           Thailand
China           Korea             Singapore             Vietnam
Hong Kong       Malaysia          Sri Lanka
India           Pakistan          Taiwan

     In addition to Asian issuers, Asian Fund may invest up to 20% (effective March 1, 2000, 35%) of its total assets in securities of non-Asian issuers. The following is a list of some of the non-Asian countries in which Asian Fund may invest from time to time:

         Australia                    New Zealand

EUROPEAN FUND

     The investment objective of the European Fund is to provide long-term growth of capital.

     The European Fund seeks to achieve its investment objective by investing in a diversified portfolio of European equity securities, the issuers of which are considered by AIM to have strong earnings momentum or demonstrate other potential for capital appreciation. Any income realized by the European Fund will be incidental and will not be an important criterion in the selection of portfolio securities.

     Under normal market conditions the European Fund will invest at least 80% of its total assets in marketable equity securities, including common stock, preferred stock, depositary receipts for stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company) of European companies. The European Fund may satisfy the foregoing requirement in part by investing in the securities of European issuers which are in the form of ADRs, EDRs, or other securities representing underlying securities of European issuers. The European Fund may also satisfy such requirement by investing up to 20% of its total assets in securities exchangeable for or convertible into equity securities of European issuers. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization.

     The European Fund considers an issuer of securities to be a European company if; (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives a significant portion (i.e., 50% or more) of its total revenues from business in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe or in an over-the-counter market in Europe. The European Fund also considers European equity securities of closed-end management investment companies, the assets of which are invested primarily in European equity securities, to be securities of European companies.

     There are no prescribed limits on geographic asset distribution within the European community. Under normal market conditions, at least three European countries will be represented in the European Fund's portfolio of investments. The European Fund intends to invest in securities of issuers in Western Europe (such as the United Kingdom, Germany and the Netherlands) as well as companies of issuers in Eastern Europe (such as Croatia, the Czech Republic, Russia and Turkey). Many of the countries in Eastern Europe are "developing" countries or "emerging markets." The European Fund may invest up to 65% of its total assets in securities of European issuers located in "developing" countries or "emerging markets." The European Fund may invest up to 20% of its total assets in securities of non-European companies.

     A description of other investment strategies European Fund may pursue follows after the section entitled "--Equity Fund."

     European Fund considers issuers of securities located in the following countries to be European issuers:

Austria                Germany                 Netherlands           Slovenia
Belgium                Greece                  Norway                Spain
Croatia                Hungary                 Poland                Sweden
Czech Republic         Ireland                 Portugal              Switzerland
Denmark                Italy                   Romania               Turkey
Finland                Liechtenstein           Russia                Ukraine
France                 Luxembourg              Slovakia              United Kingdom

     In addition to European issuers, European Fund may invest up to 20% of its total assets in securities of non-European issuers. The following is a list of some of the non-European countries in which European Fund may invest from time to time:

Bermuda              Israel             South Africa          United States
Egypt

     The above lists may include foreign countries that have not yet been approved by the Company's advisor. European Fund will only invest in foreign countries that have been approved by the advisor.

     The word "Development" in European Fund's name is designed to address the general restructuring taking place in Europe as well as a more dramatic political and economic restructuring taking place in regions such as Eastern Europe. Also consistent with the name, the Fund has the ability to invest a significant portion of its total assets in securities issued in emerging markets.

     PRIVATIZED ENTERPRISES. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. European Fund's investments in the securities of privatized enterprises include privately negotiated investments in a government- or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

     In certain jurisdictions, the ability of foreign entities, such as European Fund, to participate in privatizations may be limited by local law, or the price or terms on which European Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

     In the case of the enterprises in which European Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

     Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management changes. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

     Prior to privatization, most of the state enterprises in which European Fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

AGGRESSIVE GROWTH FUND AND GROWTH FUND

     Aggressive Growth Fund and Growth Fund have their own investment objective and investment program as discussed herein.

     The investment objective of Aggressive Growth Fund is to provide above-average long-term growth of capital appreciation.

     The Fund seeks to achieve its objective by investing in a portfolio of global equity securities including securities of selected companies with relatively small market capitalization.

     The Aggressive Growth Fund will invest in companies throughout the world which AIM believes possess exceptional growth potential that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by Aggressive Growth Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and an investor should not consider a purchase of shares of Aggressive Growth Fund as equivalent to a complete investment program. Aggressive Growth Fund will emphasize investment in small to medium-sized companies, but its strategy does not preclude investment in large, seasoned companies which in AIM's judgment possess superior potential returns similar to companies with formative growth profiles. The Fund will also invest in established smaller companies (under $1 billion in market capitalization) which in AIM's judgment offer exceptional value based upon substantially above average earnings growth potential relative to market value. Investors should realize that equity securities of small to medium-sized companies may involve greater risk than is associated with investing in more established companies. Small to medium-sized companies often have limited product and market diversification, fewer financial and managerial resources or may be dependent on a few key managers. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market. Any of the foregoing may change suddenly and have an immediate impact on the value of the Fund's investments. Furthermore, whenever the securities markets have experienced rapid price changes due to national economic trends, secondary growth securities have historically been subject to exaggerated price changes.

     The investment objective of Growth Fund is to provide long-term growth of capital.

     The Fund seeks to achieve its objective by investing in a portfolio of global equity securities of selected companies that are considered by AIM to have strong earnings momentum. Current income will not be an important criterion of investment section, and any such income should be considered incidental.

     Under normal market conditions, Aggressive Growth Fund and Growth Fund will invest 65% of their respective total assets in marketable equity securities (including common and preferred stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company)) of companies which are listed on a recognized securities exchange or traded in an over-the-counter market. Each of these Funds may satisfy the foregoing requirement in part by investing in the securities of issuers which are in the form of ADRs, EDRs, or other securities representing underlying securities of foreign issuers. Each of Aggressive Growth Fund and Growth Fund may invest up to 20% of its total assets in securities convertible into or exchangeable for equity securities of foreign and domestic issuers which (except in the case of ADRs, EDRs and other securities representing underlying securities of foreign issuers) are listed on a recognized securities exchange or traded in an over-the-counter market.

     Under normal market conditions, the assets of each Fund will be invested in the securities of companies located in at least four different countries, including the United States. Aggressive Growth Fund and Growth Fund will each emphasize investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin (such as Japan, Hong Kong and Australia). The Funds may also invest in the securities of companies located in developing countries (such as Turkey, Poland and Mexico) in various regions of the world. A "developing country" is a country in the initial stages of this industrial cycle.

     Investment in the equity markets of developing countries involves exposure to securities exchanges that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable than the equity markets of developed countries.

     A description of other investment strategies Aggressive Growth Fund and Growth Fund may pursue follows the section entitled "Investment Strategies and Risks."

INCOME FUND

     Income Fund's primary investment objective is to provide a high level of current income. As a secondary objective the Fund seeks preservation of principal and capital appreciation.

     The Fund seeks to achieve its objectives by investing in a portfolio of U.S. and foreign government and corporate debt securities. Income Fund intends to invest in (i) foreign government securities, (ii) securities issued by supranational organizations (such as the World Bank), (iii) foreign and domestic corporate debt securities, including lower-rated or unrated U.S. dollar-denominated high yield corporate debt securities, commonly known as "junk bonds" and (iv) U.S. Government securities, including U.S. Government Agency mortgage-backed securities.

     Income Fund is a non-diversified portfolio, which means that with respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer. Income Fund will, however, invest no more than 5% of its total assets in the securities of any one corporate issuer, and will invest no more than 25% of its total assets in securities of any one foreign government or supranational issuer. Income Fund will generally invest in the securities of issuers located in at least four countries, including the United States.

     Income Fund will invest in securities issued by governments and companies throughout the world, but expects that it will invest primarily in securities of issuers in industrialized countries with established securities markets, such as Western European countries, Canada, Japan, Australia, New Zealand and the United States. Income Fund may, however, invest up to 20% of its total assets in securities of issuers in developing countries such as Turkey, Poland and Mexico.

     Although Income Fund will invest at least 65% of its total assets in non-convertible debt securities of foreign and domestic issuers, it may invest up to 10% of its total assets in common stocks, preferred stocks and similar equity securities of foreign and domestic issuers. Income Fund may also invest up to 10% of its total assets in convertible debt securities of foreign and domestic issuers.

     Income Fund may invest less than 35% of its total assets in high yield debt securities (i.e., "junk bonds"). Such securities, at the time of purchase, are rated below investment grade or are determined by AIM to be non-investment grade quality. For a description of the various rating categories of corporate debt securities in which Income Fund may invest, see Appendix B. While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than higher-rated securities. Economic downturns tend to disrupt the market for junk bonds and adversely affect their values. Such economic downturns may be expected to result in increased price volatility for junk bonds and of the value of shares of the Fund, and increased issuer defaults on junk bonds.

     In addition, many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, junk bonds are subordinated to the prior payment of senior indebtedness, which potentially limits a Fund's ability to fully recover principal or to receive payments when senior securities are subject to a default.

     The credit rating of a debt security does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. Junk bonds have speculative characteristics which are likely to increase in number and significance with each successive lower rating category. Credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield bonds. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, AIM continuously monitors the issuers of high yield bonds in Income Fund's portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the bonds' liquidity so that Income Fund can meet redemption requests. The achievement of Income Fund's investment objective may be more dependent on AIM's own credit analysis than might be the case for a fund which invests in higher quality bonds. Income Fund may retain a portfolio security whose ratings has been changed.

     When the secondary market for junk bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult for the directors to value a Fund's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market also may affect a Fund's ability to dispose of such securities at desirable prices.

     In the event the Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments, than those of higher-rated debt securities.

     Securities issued by the U.S. Treasury (notes, bonds and bills) are supported by the full faith and credit of the United States government, while certain securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may not be supported by the full faith and credit of the United States. These agency securities include both obligations supported by the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Federal Home Loan Bank) and obligations supported by the credit of the agency or instrumentality (such as Federal National Mortgage Association bonds). Similarly, obligations of foreign governments include obligations issued by national, provincial, state or other governments that have taxing authority over their local populations, or by agencies of such governments that may be supported by the full faith and credit of the governmental entity, or solely by the credit of such agency.

     Supranational organizations include organizations formed and supported by governmental entities to promote economic growth and development, or international banking institutions, such as the International Bank of Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Supranational organizations are generally formed and supported by the capital contributions of governmental entities and, in their lending and other activities, carry out the particular purposes designated by their member governmental entities.

     The value of the debt securities in which Income Fund invests will change in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding long-term debt securities will generally decline, and during periods of falling interest rates, the values of such securities will generally rise. Such changes will affect the net asset value per share of Income Fund. Longer-term fixed income securities tend to be subject to greater fluctuations in price than shorter-term securities.

     For a discussion of certain risks associated with investments in high yield securities (i.e., "junk bonds"), foreign securities and non-diversified funds, see "Principal Risks of Investing in the Fund" in the Fund's Prospectus. A description of other investment strategies Income Fund may pursue follows after the section below entitled "--Equity Fund."

     DOLLAR ROLL TRANSACTIONS. In order to enhance portfolio returns and manage prepayment risk, Income Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

     Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. See "Borrowings," below for the applicable limitation on dollar roll transactions.

     U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES. Income Fund may invest in U.S. Government Agency Mortgage Backed Securities. These securities are obligations issued or guaranteed by the United States Government or by one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"). U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any principal prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the services of the underlying mortgage loans. GNMA, FNMA, and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC Gold Participation Certificates now guarantee timely payment of monthly principal reductions. Although their close relationship with the U.S. Government is believed to make them high-quality securities with minimal credit risks, the U.S. Government is not obligated by law to support either FNMA or FHLMC. However, historically there have not been any defaults of FNMA or FHLMC issues. See Appendix C for a more complete description of these securities.

     Mortgage-backed securities consist of interests in underlying mortgages generally with maturities of up to thirty years. However, due to early unscheduled payments of principal on the underlying mortgages, the securities have a shorter average life and, therefore, less volatility than a comparable thirty-year bond. The value of U.S. Government Agency Mortgage-Backed Securities, like other traditional debt instruments, will tend to decline as interest rates rise and increase as interest rates decline.

EQUITY FUND

     The investment objective of the Equity Fund is to provide long-term growth of capital by investing in a diversified portfolio of international equity securities, the issuers of which are considered by AIM to have strong earnings momentum. Any income realized by the Equity Fund will be incidental and will not be an important criterion in the selection of portfolio securities.

     Under normal market conditions the Equity Fund will invest at least 70% of its total assets in marketable equity securities, including common stock, preferred stock, depositary receipts for stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company) of foreign companies which are listed on a recognized U.S. or foreign securities exchange or traded in a U.S. OR foreign over-the-counter-market. The Equity Fund may also satisfy the foregoing requirement in part by investing in the securities of foreign issuers which are in the form of ADRs, EDRs, or other securities representing underlying securities of foreign issuers. The Equity Fund may also invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies which are listed on a recognized U.S. or foreign securities exchange or traded in a U.S. or foreign over-the-counter market.

     Under normal market conditions, the Equity Fund intends to invest in the securities of foreign companies located in at least four countries outside the United States. The Equity Fund will emphasize investment in foreign companies in the developed countries of Western Europe (such as Germany, France, Switzerland, the Netherlands and the United Kingdom) and the Pacific Basin (such as Japan, Hong Kong and Australia), and the Equity Fund may also invest in the securities of companies located in developing countries (such as Turkey, Malaysia and Mexico) in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle.

     Investment in the equity markets of developing countries involves exposure to securities exchanges that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable than the equity markets of developed countries. At the present time, AIM does not intend to invest more than 20% of the Equity Fund's total assets in foreign companies in developing countries.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

     To the extent consistent with the Funds' investment objectives and policies, the Funds may invest in equity and/or debt securities issued by REITs. Such investments will not exceed 5% of the total assets of any of the Funds.

     REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

     To the extent that a Fund has the ability to invest in REITs, such Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, environmental liability risks, risks related to general and local economic condition, adverse change in the climate for real estate, increases in property taxes and operating expense, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

     In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements and reverse repurchase agreements. The Fund may enter into repurchase agreements with institutions believed by the Company's Board of Directors to present minimal credit risk. A repurchase agreement is an instrument under which a Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund may experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (b) a possible reduced levels of income and lack of access to income during this period; and
(c) expenses of enforcing its rights. A repurchase agreement is collateralized by the security acquired by the Fund and its value is marked to market daily in order to minimize the Fund's risk. Repurchase agreements usually are for short periods, such as one or two days, but may be entered into for longer periods of time. Repurchase agreements are considered to be loans by the Funds under the 1940 Act. Repurchase agreements will be secured by U.S. Treasury securities, U.S. Government agency securities (including, but not limited to those which have been stripped of their interest payments and mortgage backed securities) and commercial paper.

     A reverse repurchase agreement involves the sale of securities held by a Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price, date, and interest payment. Each Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the time a reverse repurchase agreement is outstanding, the applicable Fund will segregate liquid assets having a value equal to the repurchase price under such reverse repurchase agreement. Any investment gains made by a Fund with monies borrowed through reverse repurchase agreements will cause the net asset value of the Fund's shares to rise faster than would be the case if the Fund had no such borrowings. On the other hand, if the investment performance resulting from the investment of borrowings obtained through reverse repurchase agreements fails to cover the cost of such borrowings to the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case. Aggressive Growth Fund, Asian Fund, Growth Fund, European Fund and Income Fund may enter into reverse repurchase agreements in amounts not exceeding 33-1/3% of the value of its total assets. Equity Fund may enter into reverse repurchase agreements in amounts not exceeding 10% of the value of its total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. This risk, if encountered, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

LENDING OF PORTFOLIO SECURITIES

     For the purpose of realizing additional income, the Funds may make secured loans of portfolio securities amounting to not more than 33-1/3% of each Fund's respective total assets. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under the applicable Fund's investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Funds have a right to call each of their respective loans and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Funds will not have the right to vote securities while they are being lent, but each Fund will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.

BORROWINGS

     Each Fund may borrow money to a limited extent from banks (including the Funds' custodian bank) for temporary or emergency purposes subject to the limitations under the 1940 Act. The current provisions of the 1940 Act restrict borrowings (including reverse repurchase agreements and dollar roll transactions) to an aggregate of 33-1/3% of the Fund's total assets at the time of the transaction; however, Equity Fund's borrowings are limited to 10% of total assets at the time of the transaction. In addition, the Funds, except for Income Fund, do not intend to engage in leverage; therefore consistent with current interpretations of the SEC, the Funds, except for Income Fund will not purchase additional securities while borrowings from banks exceed 5% of each Fund's total assets.

     Reverse repurchase agreement transactions and dollar roll transactions are considered borrowings under the 1940 Act. Any investment gains made by Income Fund with the borrowed monies in excess of interest paid by Income Fund will cause the net asset value of Income Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid by the money borrowed by Income Fund, the net asset value of Income Fund will decrease faster than would otherwise be the case. This speculative factor is known as "leveraging."

SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

     Each Fund may purchase securities on a "when-issued" basis, that is, delivery of and payment of the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). Each Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. Each Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but each Fund may sell these securities before the settlement date if it is deemed advisable. If a Fund purchases a when-issued security or enters into a delayed delivery agreement, the Fund's custodian bank will segregate cash or liquid securities in an amount at least equal to the when-issued commitment or delayed delivery agreement commitment.

SHORT SALES

     Each Fund may from time to time make short sales "against the box." A short sale is a transaction in which a party sells a security it does not own in anticipation of a decline in the market value of that security. A Fund will not make short sales of securities or maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by the Funds for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of a Fund's total assets be deposited or pledged as collateral for such sales at any time.

ILLIQUID SECURITIES

     Each Fund may invest up to 15% of its net assets in securities that are illiquid, including restricted securities which are illiquid. Illiquid securities include securities that cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933.

     Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the Securities Act of 1933 are unregistered securities, each Fund may purchase Rule 144A securities without regard to the 15% limitation described above provided that a determination is made that such securities have a readily available trading market.

RULE 144A SECURITIES

     The Funds may purchase privately placed securities that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in securities that have not been registered under the 1933 Act. AIM, under the supervision of the Company's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund's restriction of investing no more than 15% of its net assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the
(i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

FOREIGN SECURITIES

     Each of the Funds may invest in foreign securities. ADRs, EDRs and other securities representing underlying securities of foreign issuers are treated as foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

     To the extent a Fund invests in securities denominated in foreign currencies, each Fund bears the risk of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. These securities will be marketable equity securities (including common and preferred stock, depositary receipts for stock and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which generally are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. Each of the Funds may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Such foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable.

     Investments by a Fund in foreign securities, whether denominated in U.S. currencies or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks as set forth below.

     Currency Risk. The value of each Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

     On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro and each member's local currency became a denomination of the euro." It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by the Fund.

     Political and Economic Risk. The economies of many of the countries in which the Funds may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of each Fund's investments. Individual foreign economies may also differ favorably or unfavorably from the United States economy in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position, which may likewise affect the Fund's investments. Moreover, foreign legal systems may be affected by the prevailing political climate and the Fund may not be able to obtain legal remedies or enforce judgments in those courts.

     Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

     Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Funds seeks to mitigate the risks associated with these considerations through diversification and active professional management.

     EMERGING MARKETS. General. A developing country or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the developed European countries (primarily in Western Europe), the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore. The characteristics of markets can change over time. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for the Funds' assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As desirable opportunities to invest in securities in emerging markets develop, the Funds may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. AIM believes that these characteristics can be expected to continue in the future.

     Many of the risks described above relating to foreign securities generally will be greater for emerging markets than for developed countries. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets for certain developing markets. Economies in emerging markets generally are heavily dependent upon international trade and accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.

     Also, the securities markets of developing countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

     In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of the Funds to make intended securities purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Funds due to subsequent declines in value of the portfolio security or, if the Funds have entered into contract to sell the security, could result in possible liability to the purchaser. Certain emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose the Funds to the risk of losses resulting from the Funds' inability to recover from a counterparty.

     The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Funds' portfolio securities in such markets may not be readily available. The Funds' portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Directors.

     Investment in certain emerging markets securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the costs and expenses of the Fund. Emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments, the market could impose temporary restrictions on foreign capital remittances.

     Eastern European Markets. European Fund intends to invest in the securities of issuers domiciled in Eastern European countries. Investment in the securities of issuers in Eastern European markets involves certain additional risks not involved in investment in securities of issuers in more developed markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability (including the possibility that such countries could revert to a centralist planned government), increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies which may limit European Fund's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack of developed legal structures governing private and foreign investments and private property.

     Eastern European capital markets are emerging in a dynamic political and economic environment brought about by the recent events there that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that the Eastern Europe capital markets will continue to present viable investment opportunities for European Fund. In the past, Eastern European governments have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not recur. In such an event, it is possible that European Fund could lose the entire value of its investments in the affected Eastern European markets.

     The currencies of Eastern European countries are not, at present, freely convertible into other currencies. Also, certain Eastern European authorities presently require that securities of certain Eastern European issuers be held by custodians in Eastern Europe. At this time, it is possible that certain Eastern European countries may not have available institutions qualified under the 1940 Act to hold European Fund assets. Therefore, European Fund may need to seek an exemptive order from the SEC prior to investing in certain Eastern European countries. There is no assurance that the SEC would issue such an order.

     Reforms currently underway and anticipated throughout Eastern Europe are directed at political and economic liberalization, with efforts to develop increasingly market-oriented economies and to decentralize the economic and political decision-making processes currently in the forefront. There can be no assurance that these reforms will continue or, if continued, will achieve their goals; in addition, there is the possibility that reforms may be reversed in the future.

PORTFOLIO TURNOVER

     Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of the Fund's investment objectives, regardless of the holding period of that security. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to the Fund, the portion of the Fund's distributions constituting taxable capital gains may increase. Portfolio turnover is shown under "Financial Highlights" in the applicable Prospectus.

FOREIGN EXCHANGE TRANSACTIONS

     Purchases and sales of foreign securities are usually made with foreign currencies, and consequently the Funds may from time to time hold cash balances in the form of foreign currencies, and multinational currency units. Such foreign currencies and multinational currency units will usually be acquired on a spot (i.e. cash) basis at the spot rate prevailing in foreign exchange markets and will result in currency conversion costs to the Funds. The Funds attempt to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when the Funds change investments from one country to another, or when U.S. dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent the Funds from transferring cash out of such countries, and the Funds may be affected either favorably or unfavorably by fluctuations in relative exchange rates while the Funds hold foreign currencies.

     Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest either for the settlement of transactions or as a hedge against possible variations in the foreign exchange rates between those currencies. This may be accomplished through direct purchases or sales of foreign currency, purchases of futures contracts with respect to foreign currency (and options thereon), and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. For hedging purposes, Asian Fund, European Fund and Equity Fund may also purchase foreign currencies in the form of bank deposits as well as other foreign money market instruments, including, but not limited to, bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements.

EQUITY-LINKED DERIVATIVES

     Each of the funds other than Income Fund may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investment in other investment companies. See "Investment in Other Investment Companies."

INVESTMENT IN OTHER INVESTMENT COMPANIES

     Each of the Funds may invest in other investment companies, to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment adviser (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of such Fund. With respect to a Fund's purchase of shares of the Affiliated Money Market Funds, the Fund will indirectly pay the advisory fees and other operating expenses of the Affiliated Money Market Funds.

TEMPORARY DEFENSIVE INVESTMENTS

     In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash, money market instruments, bonds, or other debt securities. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes. For a description of the various rating categories of corporate bonds and commercial paper in which the Funds may invest, see Appendix B to this Statement of Additional Information.

                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

INTRODUCTION

     The Funds may each use forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as security, currency or an index of securities).

GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

     The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

     (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies.

While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

     (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

     (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

     (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract, forward contract or option thereon at any particular time.

     (5) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

     (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

COVER

     Transactions using forward contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

     Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

     Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

WRITING CALL OPTIONS

     Each of the Funds may write (sell) covered call options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a call option, a Fund would have the obligation to deliver the underlying security, cash or currency (depending on the type of derivative) to the holder (buyer) at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of a Fund continues, it may be assigned an exercise notice, requiring it to deliver the underlying security, cash or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

     When writing a call option a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security, contract or currency above the exercise price, and retains the risk of loss should the price of the security, contract or currency decline. Unlike one who owns securities, contracts or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, contracts or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received.

     Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

     Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

WRITING PUT OPTIONS

     Each of the Funds may write (sell) covered put options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a put option, a Fund would have the obligation to buy the underlying security, contract or currency (depending on the type of derivative) at the exercise price at any time until (American style) or on (European style) the expiration date. This obligation terminates upon the expiration of the put option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

     A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay for the underlying security, contract or currency. The risk in such a transaction would be that the market price of the underlying security, contract or currency would decline below the exercise price less the premium received.

PURCHASING PUT OPTIONS

     Each of the Funds may purchase covered put options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

     A Fund may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon exercise of said option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.

     A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

PURCHASING CALL OPTIONS

     Each of the Funds may purchase covered call options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

     Call options may be purchased by a Fund for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security, contract or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

     Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

OVER-THE-COUNTER OPTIONS

     Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an

OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     The staff of the SEC considers purchased OTC options (i.e., the market value of the option) to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by it. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

INDEX OPTIONS

     Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

     The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

LIMITATIONS ON OPTIONS

     A Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

     Each of the Funds may enter into interest rate, currency or stock index futures contracts (collectively, "Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels, respectively, in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by it. A Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

     A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place. A stock index future provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Future is outstanding.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Securities" in this Statement of Additional Information.

         Closing out an open Future is effected by entering into an offsetting Future for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Future at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Future.

         A Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

         "Margin" with respect to Futures is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and maintain its open positions in Futures. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Future is set by the exchange on which the Future is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Future or an option on a Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

OPTIONS ON FUTURES CONTRACTS

         Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account.

FORWARD CONTRACTS

         A forward contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transactions. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

         To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on an CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.


                             INVESTMENT RESTRICTIONS

AGGRESSIVE GROWTH FUND, GROWTH FUND, AND INCOME FUND

         The following fundamental policies and investment restrictions have been adopted by Aggressive Growth Fund, Growth Fund and Income Fund and, except as noted, such policies cannot be changed without approval by the vote of a majority of the outstanding voting securities of the applicable Fund, as defined in the 1940 Act. See "Submission of Matters to Shareholders."

The Funds may not:

        1. Purchase or sell real estate or interests in real estate (except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities).

        2. Purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell stock index and currency options, stock index futures, interest rate futures, financial futures and currency futures contracts and related options on such futures.

        3. Purchase any security on margin, except that the Funds may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions shall not be considered the purchase of a security on margin.

        4. Make loans, although the Funds may (a) purchase money market securities and enter into repurchase agreements, (b) acquire bonds, debentures, notes and other debt securities, governmental obligations and certificates of deposit, and (c) lend portfolio securities.

        5. Issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings.

        6. Underwrite securities of other persons, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

        7. Purchase or sell interests in oil, gas or other mineral exploration or development programs.

        8. Purchase the securities of any issuer if, as a result, more than 25% of the value of a Fund's total assets, taken at market value, would be invested in the securities of issuers having their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities but will (unless and until SEC changes its position) apply to foreign government obligations unless the SEC permits their exclusion.

        9. Purchase a security if, as a result, with respect to 75% of the value of a Fund's total assets, taken at market value, more than 5% of a Fund's total assets, taken at market value, would be invested in the securities of any one issuer (including repurchase agreements with any one entity), except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except that a Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order. This restriction does not apply to the Income Fund.

        10. Purchase a security if, as a result, with respect to 50% of the value of the Fund's total assets taken at market value, more than 5% of the value of the Fund's total assets, taken at market value, would be invested in securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except that a Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order. This restriction applies only to the Income Fund.

        11. Purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by a Fund, except that a Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

        12. Borrow money, except that the Fund may borrow from banks (including the Fund's custodian bank) and enter into reverse repurchase agreements and dollar roll transactions (Income Fund only). With respect to Aggressive Growth Fund and Growth Fund, such permitted borrowings shall be used as a temporary defensive measure for extraordinary or emergency purposes. Permitted borrowings shall be in amounts not exceeding 33-1/3% of a Fund's total assets, taken at market value, and each Fund may pledge amounts of up to 20% of its total assets, taken at market value, to secure such borrowings. Whenever bank borrowings exceed 5% of the value of the total assets of Aggressive Growth Fund or Growth Fund, such Fund will not make any additional purchases of securities for investment purposes.

        The following restrictions are non-fundamental and may be changed by the Company's Board of Directors. Pursuant to such restrictions, the Funds will not:

        13. Make investments for the purpose of exercising control or management.

        14. Lend portfolio securities in excess of 33-1/3% of total assets, taken at market value; provided that loans of portfolio securities shall be made in accordance with the guidelines set forth under the heading "Lending of Portfolio Securities."

        15. Invest in securities which are illiquid if more than 15% of a Fund's net assets, taken at market value, would be invested in such securities.

        16. Effect short sales of securities, except that a Fund may make short sales "against the box" to the extent that the value of the securities sold short, in the aggregate, does not represent more than 10% of the Fund's total assets, taken at market value, at any given time.

        Percentage restrictions apply as of the time of investment without regard to later increases or decreases in the values of securities or total assets.

EQUITY FUND

        The following fundamental policies and investment restrictions have been adopted by Equity Fund and, except as noted, such policies cannot be changed without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act. See "Submission of Matters to Shareholders."

The Fund may not:

        1. Purchase or sell real estate or interests in real estate (except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities).

        2. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures.

        3. Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions shall not be considered the purchase of a security on margin.

        4. Make loans, although the Fund may (a) purchase money market securities and enter into repurchase agreements, (b) acquire bonds, debentures, notes and other debt securities, governmental obligations and certificates of deposit, and (c) lend portfolio securities.

        5. Borrow money, except that the Fund may borrow from banks (including the Fund's custodian bank) and enter into reverse repurchase agreements as a temporary defensive measure for extraordinary or emergency purposes, and then only in amounts not exceeding 10% of its total assets, taken at market value, and may pledge amounts of up to 20% of its total assets, taken at market value, to secure such borrowings. For purposes of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets, and neither such arrangements nor the purchase and sale of options, futures or related options shall be deemed to be the issuance of a senior security. Whenever bank borrowings and the value of the Fund's reverse repurchase agreements exceed 5% of the value of the Fund's total assets, the Fund will not make any additional purchases of securities for investment purposes.

        6. Underwrite securities of other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

        7. Purchase or sell interests in oil, gas or other mineral exploration or development programs.

        8. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Fund's total assets, taken at market value, would be invested in the securities of issuers having their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities but will apply to foreign government obligations unless the SEC permits their exclusion.

        9. Purchase a security if, as a result, with respect to 75% of the value of the Fund's total assets, taken at market value, more than 5% of the Fund's total assets, taken at market value, would be invested in the securities of any one issuer (including repurchase agreements with any one entity), except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

        10. Purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

        11. Issue senior securities, except as provided in restriction number 5 above.

        The following restrictions are non-fundamental and may be changed by the Company's Board of Directors. Pursuant to such restrictions, the Fund will not:

        12. Make investments for the purpose of exercising control or management.

        13. Lend its portfolio securities in excess of 33-1/3% of its total assets, taken at market value; provided that loans of portfolio securities shall be made in accordance with the guidelines set forth under the heading "Lending of Portfolio Securities."

        14. Invest in securities which are illiquid if more than 15% of the Fund's net assets, taken at market value, would be invested in such securities.

        15. Effect short sales of securities, except that the Fund may make short sales "against the box" to the extent that the value of the securities sold short, in the aggregate, does not represent more than 10% of the Fund's total assets, taken at market value, at any given time.

        Percentage restrictions apply as of the time of investment without regard to later increases or decreases in the values of securities or total assets.

ASIAN FUND AND EUROPEAN FUND

        The following fundamental policies and investment restrictions have been adopted by Asian Fund and European Fund and, except as noted, such policies cannot be changed without approval by the vote of a majority of the outstanding voting securities of the applicable Fund, as defined in the 1940 Act. See "Submission of Matters to Shareholders."

The Funds may not:

        1. Purchase or sell real estate or interests in real estate (except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities).

        2. Purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell stock index and currency options, stock index futures, interest rate futures, financial futures and currency futures contracts and related options on such futures.

        3. Purchase any security on margin, except that the Funds may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions shall not be considered the purchase of a security on margin.

        4. Make loans, although the Funds may (a) purchase money market securities and enter into repurchase agreements, (b) acquire bonds, debentures, notes and other debt securities, governmental obligations and certificates of deposit, and (c) lend portfolio securities.

        5. Issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings.

        6. Underwrite securities of other persons, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

        7. Purchase the securities of any issuer if, as a result, more than 25% of the value of a Fund's total assets, taken at market value, would be invested in the securities of issuers having their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities but will (unless and until SEC changes its position) apply to foreign government obligations unless the SEC permits their exclusion.

        8. Purchase a security if, as a result, with respect to 75% of the value of a Fund's total assets, taken at market value, more than 5% of a Fund's total assets, taken at market value, would be invested in the securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except that a Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

        9. Purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by a Fund, except that a Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

        The following restrictions are non-fundamental and may be changed by the Company's Board of Directors. Pursuant to such restrictions, each of the Funds will not:

        10. Make investments for the purpose of exercising control or management.

        11. Lend its portfolio securities in excess of 33-1/3% of its total assets, taken at market value; provided that loans of portfolio securities shall be made in accordance with the guidelines set forth under the heading "Lending of Portfolio Securities."

        12. Invest in securities which are illiquid if more than 15% of a Fund's net assets, taken at market value, would be invested in such securities.

        13. Effect short sales of securities, except that the Fund may make short sales "against the box" to the extent that the value of the securities sold short, in the aggregate, does not represent more than 10% of the Fund's total assets, taken at market value, at any given time.

        The following non-fundamental policies apply to all Funds. Subject to the investment restriction on lending portfolio securities (number 13 for Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund and number 11 for Asian Fund and European Fund), the Funds may from time to time lend securities from their respective portfolios to brokers, dealers and financial institutions such as banks and trust companies and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities. Such cash will be invested in short-term securities, which will increase the current income of the applicable Fund. Such loans will not be for more than 30 days and will be terminable at any time. The Funds will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging such loans. With respect to the lending of portfolio securities, there is the risk of failure by the borrower to return the securities involved in such transactions.

        Each Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of a Fund are redeemable on a daily basis in U.S. dollars, the Funds intend to manage their portfolios so as to give reasonable assurance that they will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have any significant effect on the Funds' portfolio strategies.


                                   MANAGEMENT

        The overall management of the business and affairs of the Funds is vested with the Company's Board of Directors. The Board of Directors approves all significant agreements between the Company and persons or companies furnishing services to a Fund, including the investment advisory agreement with AIM, the administrative services agreement with AIM, the agreement with AIM Distributors regarding the distribution of the shares of the Funds, the agreement with State Street Bank and Trust Company as custodian and the agreement with A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") as transfer agent. The day-to-day operations of each Fund are delegated to its officers of the Company and to AIM, subject always to the objectives and policies of the Fund and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

DIRECTORS AND OFFICERS

         The directors and officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11

Greenway Plaza, Suite 100, Houston, Texas 77046-1173. All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.

======================================================================================================================
                                          POSITIONS HELD WITH    PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5
         NAME, ADDRESS AND AGE                 REGISTRANT        YEARS
----------------------------------------------------------------------------------------------------------------------
*CHARLES T. BAUER (80)                    Director and Chairman  Chairman of the Board of Directors,
                                                                 A I M Management Group Inc., A I M Advisors,
                                                                 Inc., A I M Capital Management, Inc.,
                                                                 A I M Distributors, Inc., A I M Fund Services,
                                                                 Inc. and Fund Management Company; and Vice
                                                                 Chairman and Director, AMVESCAP PLC.

----------------------------------------------------------------------------------------------------------------------

BRUCE L. CROCKETT (55)                          Director         Director, ACE Limited (insurance company).
906 Frome Lane                                                   Formerly, Director, President and Chief Executive
McLean, VA 22102                                                 Officer, COMSAT Corporation; and Chairman, Board
                                                                 of Governors of INTELSAT (international
                                                                 communications company).

----------------------------------------------------------------------------------------------------------------------

OWEN DALY II (75)                               Director         Director, Cortland Trust Inc. (investment
Six Blythewood Road                                              company). Formerly, Director, CF & I Steel Corp.,
Baltimore, MD  21210                                             Monumental Life Insurance Company and Monumental
                                                                 General Insurance Company; and Chairman of the
                                                                 Board of Equitable Bancorporation.

----------------------------------------------------------------------------------------------------------------------

EDWARD K. DUNN, JR. (64)                        Director         Chairman of the Board of Directors, Mercantile
2 Hopkins Plaza,  8TH Floor,                                     Mortgage Corp.; Formerly, Vice Chairman of the
Suite 805                                                        Board of Directors, President and Chief
Baltimore, MD 21201                                              Operating Officer, Mercantile - Safe Deposit &
                                                                 Trust Co.; and President, Mercantile Bankshares.

======================================================================================================================

----------------------------------------------------------------------------------------------------------------------

JACK FIELDS (48)                                Director         Chief Executive Officer, Texana Global, Inc.
Jetero Plaza, Suite E                                            (foreign trading company) and Twenty First
8810 Will Clayton Parkway                                        Century, Inc. (a governmental affairs company).
Humble, TX 77338                                                 Formerly, Member of the U.S. House of
                                                                 Representatives.

----------------------------------------------------------------------------------------------------------------------

**CARL FRISCHLING (63)                          Director         Partner, Kramer, Levin, Naftalis & Frankel LLP
   919 Third Avenue                                              (law firm).
   New York, NY  10022
----------------------------------------------------------------------------------------------------------------------

---------
* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

======================================================================================================================
                                          POSITIONS HELD WITH    PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5
         NAME, ADDRESS AND AGE                 REGISTRANT        YEARS
----------------------------------------------------------------------------------------------------------------------
*ROBERT H. GRAHAM  (53)                       Director and       Director, President and Chief Executive Officer,
                                                President        A I M Management Group Inc.; Director and
                                                                 President, A I M Advisors, Inc.; Director and
                                                                 Senior Vice President, A I M Capital Management,
                                                                 Inc., A I M Distributors, Inc., A I M Fund
                                                                 Services, Inc. and Fund Management Company; and
                                                                 Director, AMVESCAP PLC.

----------------------------------------------------------------------------------------------------------------------

PREMA MATHAI-DAVIS (49)                                          Chief Executive Officer, YWCA of the USA.
350 Fifth Avenue, Suite 301
New York, NY 10118
----------------------------------------------------------------------------------------------------------------------

LEWIS F. PENNOCK (57)                           Director          Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX  77057

----------------------------------------------------------------------------------------------------------------------

LOUIS S. SKLAR (60)                             Director         Executive Vice President, Development and
The Williams Tower, 50th Floor                                   Operations, Hines Interests Limited Partnership
2800 Post Oak Blvd.                                              (real estate development).
Houston, TX  77056

----------------------------------------------------------------------------------------------------------------------

GARY T. CRUM  (52)                        Senior Vice President  Director and President, A I M Capital Management,
                                                                 Inc.; Director and Executive Vice President,
                                                                 A I M Management Group Inc.; Director and Senior
                                                                 Vice President, A I M Advisors, Inc.; and
                                                                 Director, A I M Distributors, Inc. and AMVESCAP
                                                                 PLC.

======================================================================================================================



--------

** A director who is an "interested person" of the Company as defined in the 1940 Act.

* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

======================================================================================================================
                                          POSITIONS HELD WITH    PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5
         NAME, ADDRESS AND AGE                 REGISTRANT        YEARS
----------------------------------------------------------------------------------------------------------------------
CAROL F. RELIHAN (45)
                                               Senior Vice       Director, Senior Vice President, General Counsel
                                              President and      and Secretary, A I M Advisors, Inc.; Senior Vice
                                                Secretary        President, General Counsel and Secretary,
                                                                 A I M Management Group Inc.; Director, Vice
                                                                 President and General Counsel, Fund Management
                                                                 Company; Vice President, A I M Capital
                                                                 Management, Inc. and A I M Distributors, Inc.;
                                                                 and General Counsel and Vice President,
                                                                 A I M Fund Services, Inc.

----------------------------------------------------------------------------------------------------------------------

DANA R. SUTTON (41)                         Vice President and   Vice President and Fund Controller,
                                                Treasurer        A I M Advisors, Inc.; and Assistant Vice
                                                                 President and Assistant Treasurer, Fund
                                                                 Management Company.

----------------------------------------------------------------------------------------------------------------------

ROBERT G. ALLEY (51)                         Vice President      Senior Vice President, A I M Capital Management,
                                                                 Inc.; and Vice President, A I M Advisors, Inc.

----------------------------------------------------------------------------------------------------------------------

MELVILLE B. COX (56)                         Vice President      Vice President and Chief Compliance Officer,
                                                                 A I M Advisors, Inc., A I M Capital Management,
                                                                 Inc., A I M Distributors, Inc., A I M Fund
                                                                 Services, Inc. and Fund Management Company.

----------------------------------------------------------------------------------------------------------------------

EDGAR M. LARSEN (59)                         Vice President      Vice President, A I M Capital Management, Inc.
======================================================================================================================

         The standing committees of the Board of Directors are the Audit Committee, the Capitalization Committee, the Investments Committee and the Nominating and Compensation Committee.

        The members of the Audit Committee are Messrs. Crockett, Daly, Dunn (Chairman), Fields, Frischling, Pennock, Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the funds' independent accountants, and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the funds' independent accountants and management.

        The members of the Capitalization Committee are Messrs. Bauer, Graham (Chairman) and Pennock. The Capitalization Committee is responsible for: (i) increasing or decreasing the aggregate number of shares of any class of the company's common stock by classifying and reclassifying the company's authorized but unissued shares of common stock, up to the company's authorized capital;
(ii) fixing the terms of such classified or reclassified shares of common stock; and (iii) issuing such classified or reclassified shares of common stock upon the terms set forth in the applicable fund's prospectus, up to the company's authorized capital.

        The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock, Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for: (i) overseeing AIM's investment related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis, between meetings of the full Board, on investment related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock, Sklar and Dr. Mathai-Davis. The Nominating and Compensation Committee is responsible for: (i) considering and nominating individuals to stand for election as independent directors as long as the company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent directors; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent directors.

         The Nominating and Compensation Committee will consider nominees recommended by a shareholder to serve as directors, provided (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors will be elected, and (ii) that the nominating and Compensation Committee or the Board of Directors, as applicable, shall make the final determination of persons to be nominated.

        All of the company's directors also serve as directors or trustee of some or all of the investment companies managed or advised by AIM. All of the company's executive offices hold similar offices with some or all of the other investment companies managed or advised by AIM.

REMUNERATION OF DIRECTORS

         Each director is reimbursed for expenses incurred in attending each meeting of the Board of Directors or any committee thereof. Each director who is not also an officer of the Company is compensated for his services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

        Set forth below is information regarding compensation paid or accrued for each director of the Company:

======================================================================================================================
                                                                   RETIREMENT
                                                                    BENEFITS                     TOTAL
                                         AGGREGATE                  ACCRUED                   COMPENSATION
                                        COMPENSATION           BY ALL APPLICABLE          FROM ALL APPLICABLE
             DIRECTOR                  FROM COMPANY(1)            AIM FUNDS(2)                AIM FUNDS(3)
----------------------------------------------------------------------------------------------------------------------
Charles T. Bauer                           $   0                   $   0                       $   0
----------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett                            8,166                   37,485                     103,500
----------------------------------------------------------------------------------------------------------------------
Owen Daly Ii                                 8,166                  122,898                     103,500
----------------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.                          8,166                   55,565                     103,500
----------------------------------------------------------------------------------------------------------------------
Jack Fields                                  8,009                   15,826                     101,500
----------------------------------------------------------------------------------------------------------------------
Carl Frischling(4)                           8,122                   97,791                     103,500
----------------------------------------------------------------------------------------------------------------------
Robert H. Graham                               0                       0                           0
----------------------------------------------------------------------------------------------------------------------
John F. Kroeger(5)                             0                     40,461                        0
----------------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                           8,166                   11,870                     101,500
----------------------------------------------------------------------------------------------------------------------
Lewis F. Pennock                             8,122                   45,766                     103,500
----------------------------------------------------------------------------------------------------------------------
Ian W. Robinson(6)                           3,557                   94,442                      25,000
----------------------------------------------------------------------------------------------------------------------
Louis S. Sklar                               8,122                   90,232                     101,500
======================================================================================================================

(1) The total amount of compensation deferred by all directors of the Company during the fiscal year ended October 31, 1999, including interest earned thereon, was $51,056.

(2) During the fiscal year ended October 31, 1999, the total amount of expenses allocated to the Company in respect of such retirement benefits was $31,707. Data reflect compensation earned for the calendar year ended December 31, 1999.

(3) Each Director serves as director or trustee of a total of twelve registered investment companies advised by AIM. Data reflect total compensation earned during the calendar year ended December 31, 1999.

(4) The Company paid the law firm of Kramer, Levin, Naftalis & Frankel LLP $28,914 in legal fees for services provided to the Funds during the fiscal year ended October 31, 1999. Mr. Frischling, a Director of the Company, is a partner in such firm.

(5) Mr. Kroeger was a director until June 11, 1998. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustees."

(6)     Mr. Robinson was a director until March 12, 1999, when he retired.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees, each director (who is not an employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to such plan, a director becomes eligible to retire and to receive full benefits under the plan when he or she has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the applicable AIM Funds). Each eligible director is entitled to receive an annual benefit from the applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the applicable AIM Funds for such director during the twelve-month period immediately preceding the directors retirement (including amounts deferred under a separate agreement between the applicable AIM Funds and the director) and based on the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of all benefits under the plan, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the plan are not secured or funded by any applicable AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson, Sklar and Dr. Mathai-Davis are 13,13, 2, 3, 22, 20, 18, 11, 10 and 1 years, respectively.

                    ESTIMATED ANNUAL BENEFITS UPON RETIREMENT

       ========================================================================
       Number of Years of             Annual Retirement Compensation
        Service with the             Paid by all Applicable AIM Funds
         Applicable AIM
              Funds
       ========================================================================
               10                                 $67,500
       ------------------------------------------------------------------------

                9                                 $60,750

       ------------------------------------------------------------------------

                8                                 $54,000

       ------------------------------------------------------------------------

                7                                 $47,250

       ------------------------------------------------------------------------

                6                                 $40,500

       ------------------------------------------------------------------------

                5                                 $33,750
       ========================================================================

DEFERRED COMPENSATION AGREEMENTS

         Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (the deferring directors) have each executed a deferred compensation agreement. Pursuant to the agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the agreement) beginning on the date the deferring director's retirement benefits commence under the plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

INVESTMENT ADVISORY, SUB-ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENTS

         AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific region. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Management" herein.

         AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear personal securities transactions subject to the Code of Ethics, (b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, unless the securities qualifies for the De minimus exemption. The De minimus exemption would allow the trade if the issuer of the security has a market capitalization of $2 billion or more. In addition, such a request can only be granted once every thirty days for no more than 2,000 shares total, and
(iii) transactions involving securities being considered for investment by an AIM Fund, unless the security qualifies for the De minimus exemption, as previously explained, for which the personal security trade would be allowed even if the security is being considered for investment by an AIM Fund, and (d) to abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other AIM employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

         The Company, on behalf of the Funds, has entered into a Master Investment Advisory Agreement ("Investment Advisory Agreement") and a Master Administrative Services Agreement ("Administrative Services Agreement"), as amended, with AIM. In addition, AIM has entered into a Master Sub-Advisory Agreement (the "Sub-Advisory Agreement") with INVESCO Global Asset Management Limited ("IGAM") with respect to Asian Fund and European Fund. In addition, IGAM has entered into a Sub-Sub-Advisory Agreement with INVESCO Asia Limited ("IAL") with respect to Asian Fund and a Sub-Sub-Advisory Agreement with INVESCO Asset Management Limited ("IAML") with respect to European Fund. See "Fund Management" in each Fund's Prospectus.

         Under the terms of the Investment Advisory Agreement, AIM supervises aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM will not be liable to the Funds or their shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Pursuant to the Administrative Services Agreement, AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Funds, including the services of a principal financial officer of the Funds and related staff. As compensation to AIM for its services under the Administrative Service Agreements, the Funds reimburse AIM for expenses incurred by AIM or its subsidiaries in connection with such services.

         By the terms of the Sub-Advisory Agreement and Sub-Sub-Advisory Agreement, AIM has appointed IGAM and IGAM has appointed IAL to provide AIM with international economic and market research, securities analyses and investment recommendations with respect to the Fund's investment portfolio. IGAM has delegated certain of its responsibilities to IAL through the Sub-Sub-Advisory Agreement. IAL provides international economic and market research, securities analyses and investment recommendations with respect to the Fund's investment portfolio. The Sub-Advisor Agreement and Sub-Sub-Advisor Agreement provide that neither IGAM nor IAL are responsible for the actual portfolio investment decisions of the Fund or for the execution of portfolio transactions on behalf of the Fund. The Fund's portfolio investment decisions and the execution of securities transactions to carry out such decisions are solely the responsibility of AIM as the Fund's investment advisor. The professional investment staffs of IGAM and IAL include experienced portfolio managers and research staffs.

         The Investment Advisory Agreement and, with respect to Asian Fund and European Fund, the Sub-Advisory Agreement and Sub-Sub-Advisory Agreements provide that each Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM (or IGAM, IAL and IAML), including, without limitation: brokerage commissions; taxes, legal, accounting, auditing or governmental fees; the cost of preparing share certificates; custodian, transfer and shareholder service agent costs; expenses of issue, sale, redemption and repurchase of shares; expenses of registering and qualifying shares for sale; expenses relating to directors and shareholders meetings; the cost of preparing and distributing reports and notices to shareholders; the fees and other expenses incurred by the Company on behalf of a Fund in connection with membership in investment company organizations; the cost of printing copies of prospectuses and statements of additional information distributed to each Fund's shareholders; and all other charges and costs of a Fund's operations unless otherwise expressly provided.

         The Investment Advisory Agreement for the Funds and the Sub-Advisory Agreement and Sub-Sub-Advisory Agreements for Asian Fund and European Fund, each provides that such agreement will continue in effect for two years, and from year to year thereafter only if such continuance is specifically approved at least annually by the Company's Board of Directors and by the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement and the Sub-Advisory Agreement each provides that the Funds or AIM and, with respect to the Sub-Sub-Advisory Agreements each provides that the applicable Fund, Sub-Sub-Advisor or the Sub-Advisor, may terminate such agreement on sixty (60) days' written notice without penalty. The Investment Advisory Agreement, Sub-Advisory Agreement and Sub-Sub-Advisory Agreements each terminates automatically in the event of its assignment. Under the Investment Advisory Agreement, AIM is entitled to receive from each Fund a fee calculated at the following annual rates based on the average daily net assets of the Fund:

                              AIM ASIAN GROWTH FUND
                          AIM EUROPEAN DEVELOPMENT FUND

                 Net Assets                                Annual Rate
                 ----------                                -----------
                 First $ 500 million......................    0.95%
                 Over $ 500 million.......................    0.90%

                        AIM GLOBAL AGGRESSIVE GROWTH FUND

                 Net Assets                                 Annual Rate
                 ----------                                 -----------
                 First $1 billion..........................    0.90%
                 Over $1 billion...........................    0.85%

                             AIM GLOBAL GROWTH FUND


                 Net Assets                                 Annual Rate
                 ----------                                 -----------
                 First $1 billion..........................    0.85%
                 Over $1 billion...........................    0.80%


                             AIM GLOBAL INCOME FUND

                 Net Assets                                 Annual Rate
                 ----------                                 -----------
                 First $1 billion..........................    0.70%
                 Over $1 billion...........................    0.65%


                          AIM INTERNATIONAL EQUITY FUND

                 Net Assets                                 Annual Rate
                 ----------                                 -----------
                 First $1 billion..........................    0.95%
                 Over $1 billion...........................    0.90%

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has agreed to waive advisory fees under the Investment Advisory Agreement in order to achieve the following annual fee structure for Equity
Fund: 0.95% of the first $500 million of Equity Fund's average daily net assets; 0.90% of the next $500 million of Equity Fund's average daily net assets; and 0.85% of Equity Fund's average daily net assets exceeding $1 billion.

         For the fiscal years ended October 31, 1999, 1998 and 1997, and for the fiscal year ended October 31, 1999 and the period November 3, 1997 (inception date) through October 31, 1998 relating to Asian Fund and European Fund, AIM received advisory fees, net of advisory fee waivers, from each Fund as follows:

                                             1999                    1998                   1997
                                             ----                    ----                   ----
         Aggressive Growth Fund           $  15,416,368         $  20,126,609           $19,996,061
         Asian Fund                       $      39,283         $      11,388           $       -0-
         Equity Fund                      $  24,083,233         $  21,628,803           $17,546,102
         European Fund                    $   1,607,698         $     410,537           $       -0-
         Growth Fund                      $   5,898,665         $   4,042,472           $ 2,895,282
         Income Fund                      $     280,344         $     152,633           $    44,375

         Under the Sub-Advisory Agreement, IGAM is entitled to receive from AIM with respect to each of Asian Fund and European Fund, a fee calculated at the following annual rates based on the average daily net assets of the Fund:

                  Net Assets                                                            Annual Rate
                  ----------                                                            -----------

                 First $ 500 million.................................................      0.20%
                 Over $ 500 million..................................................      0.175%

         Under the Sub-Sub-Advisory Agreements IAL, with respect to Asian Fund, and IAML, with respect to European Fund, are each entitled to receive from IGAM an annual fee equal to 100% of the fee received by the Sub-Advisor with respect to the applicable Fund.

         For the fiscal years ended October 31, 1999, 1998 and 1997 and for the fiscal year ended October 31, 1999 and the period November 3, 1997 (inception date) through October 31, 1998 relating to Asian Fund and European Fund, AIM waived advisory fees for each Fund as follows:

                                             1999                    1998                   1997
                                             ----                    ----                   ----
         Aggressive Growth Fund           $       -0-           $       -0-            $       -0-
         Asian Fund                       $   207,130           $    51,040            $       -0-
         Equity Fund                      $ 1,122,543           $   978,165            $   738,005
         European Fund                    $       -0-           $   114,120            $       -0-
         Growth Fund                      $       -0-           $       -0-            $       -0-
         Income Fund                      $   423,180           $   365,730            $   302,278

         Although these fees are higher than those paid by most mutual funds which invest in domestic securities, they are competitive with such fees paid by mutual funds which invest primarily in foreign securities. The Company believes such fees are justified due to the higher costs and additional expenses associated with managing and operating funds holding primarily foreign securities.


         For the fiscal year ended October 31, 1999, AIM waived advisory fees for Asian Fund, Equity Fund and Income Fund which represented 0.80%, 0.04% and 0.42% of such Fund's average daily net assets.

         For the fiscal year ended October 31, 1999, each Fund reimbursed AIM for administrative services in the following amounts, stated as a percentage of the Fund's average daily net assets:

                                                              Reimbursement
                                                                Payments
                                                              -------------
              Aggressive Growth Fund...........................   0.01%
              Asian Fund.......................................   0.29%
              Equity Fund......................................   0.01%
              European Fund....................................   0.04%
              Growth Fund......................................   0.01%
              Income Fund......................................   0.07%

         The Administrative Services Agreement for the Funds provides that AIM may perform, or arrange for the performance of, certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Investment Advisory Agreement. For such services, AIM is entitled to receive from each Fund reimbursement of AIM's costs or such reasonable compensation as may be approved by the Company's Board of Directors. The Administrative Services Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Company's Board of Directors, and by the affirmative vote of the Non-Interested Directors by votes cast in person at a meeting called for such purpose.

         For the fiscal years ended October 31, 1999, 1998 and 1997 and for the fiscal year ended October 31, 1999 and the period November 3, 1997 (inception date) through October 31, 1998 relating to Asian Fund and European Fund, AIM received reimbursement of administrative service costs from each Fund as follows:

                                             1999                 1998                 1997
                                             ----                 ----                 ----

         Aggressive Growth Fund           $   127,117           $ 116,964              $  109,161
         Asian Fund                       $    74,007           $  74,604              $       --
         Equity Fund                      $   150,312           $ 115,146              $  105,163
         European Fund                    $    75,332           $  69,060              $       --
         Growth Fund                      $    97,142           $  80,267              $   87,673
         Income Fund                      $    66,799           $  81,456              $   74,031

         In addition, the Transfer Agency and Service Agreement for the Funds provides that AFS, P.O. Box 4739, Houston, Texas 77210-4739, a registered transfer agent and wholly owned subsidiary of AIM, will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions declared by the Funds, maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts.

                             THE DISTRIBUTION PLANS

THE CLASS A AND C PLAN

         The Company has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Funds (the "Class A and C Plan"). The Class A and C Plan provides that for Aggressive Growth Fund, Growth Fund and Income Fund the Class A shares pay 0.50% per annum of their average daily net assets, for Equity Fund the Class A shares pay 0.30% per annum of their average daily net assets and for Asian Fund and European Fund the Class A shares pay 0.35% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Under the Class A and C Plan, Class C shares of each Fund pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own Class A and Class C shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan. Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.

         Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A and C Plan. The Class A and C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund.

THE CLASS B PLAN

         The Company has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan.

BOTH PLANS

         Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

         Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding a Fund and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as a Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

         Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Fund's shares are held.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A and Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Fund and not of AIM Distributors.

         For the fiscal year ended October 31, 1999, the Funds paid the following amounts under the Class A and C Plan and the Class B Plan:

                                                                               % of Class
                                                                              Average Daily
                                                                               Net Assets
                                                                              -------------
                          Class A      Class B      Class C       Class A      Class B       Class C
                         ----------   ----------   ----------   ----------    ----------    ----------
Aggressive Growth Fund   $4,209,929   $8,987,826   $  140,985         0.50%         1.00%         1.00%
Asian Fund               $   61,006   $   64,087   $   20,619         0.35%         1.00%         1.00%
Equity Fund              $5,566,448   $8,024,805   $  871,229         0.30%         1.00%         1.00%
European Fund            $  332,066   $  625,126   $  118,428         0.35%         1.00%         1.00%
Growth Fund              $1,585,224   $3,564,027   $  205,127         0.50%         1.00%         1.00%
Income Fund              $  300,260   $  385,265   $   19,247         0.50%         1.00%         1.00%

         An estimate by category of actual fees paid by the Funds with regard to the Class A shares under the Class A and C Plan during the year ended October 31, 1999 follows:

                                            AGGRESSIVE      ASIAN       EQUITY      EUROPEAN      GROWTH       INCOME
                                            GROWTH FUND     FUND         FUND         FUND         FUND         FUND
                                            -----------  ----------   ----------   ----------   ----------   ----------
CLASS A

Advertising .............................   $   71,446   $    7,880   $  455,333   $   63,247   $   33,812   $    1,993

Printing and mailing prospectuses,
semi-annual reports and annual
reports (other than to current
shareholders) ...........................   $    6,820   $      756   $   43,412   $    6,135   $    3,252   $      185

SEMINARS ................................   $   19,801   $    2,568   $  128,153   $   18,258   $    9,967   $      605

Compensation to Underwriters to partially
offset upfront dealer commissions and
other marketing costs ...................   $        0   $        0   $        0   $        0   $        0   $        0

Compensation to Dealers .................   $4,111,862   $   49,802   $4,939,550   $  244,426   $1,538,194   $  297,478
   (INCLUDES FINDER'S FEES)

Compensation to Sales Personnel .........   $        0   $        0   $        0   $        0   $        0   $        0

Annual Report Total .....................   $4,209,929   $   61,006   $5,566,448   $  332,066   $1,585,225   $  300,261

         An estimate by category of actual fees paid by the Funds under the Class B Plan during the year ended October 31, 1999 as follows:

                                            AGGRESSIVE      ASIAN       EQUITY      EUROPEAN      GROWTH       INCOME
                                            GROWTH FUND     FUND         FUND         FUND         FUND         FUND
                                            -----------  ----------   ----------   ----------   ----------   ----------
CLASS B

Advertising .............................   $  190,907   $    5,128   $  219,428   $   47,290   $   96,312   $   15,684

Printing and mailing prospectuses,
semi-annual reports and annual
reports (other than to current
shareholders) ...........................   $   17,786   $      327   $   20,589   $    4,058   $    9,087   $    1,652

SEMINARS ................................   $   51,109   $      909   $   60,004   $   11,272   $   27,457   $    4,079

Compensation to Underwriters to partially
offset upfront dealer commissions and
other marketing costs ...................   $6,740,869   $   48,065   $6,018,604   $  468,844   $2,673,020   $  288,949

Compensation to Dealers .................   $1,987,155   $    9,657   $1,706,180   $   93,661   $  758,151   $   74,902

Compensation to Sales Personnel .........   $        0   $        0   $        0   $        0   $        0   $        0

Annual Report Total .....................   $8,987,826   $   64,086   $8,024,805   $  625,125   $3,564,027   $  385,266

         An estimate by category of actual fees paid by the Funds with regard to the Class C shares under the Class A and C Plan during the year ended October 31, 1999 as follows:

                                          AGGRESSIVE      ASIAN    EQUITY     EUROPEAN   GROWTH    INCOME
                                          GROWTH FUND     FUND      FUND        FUND      FUND      FUND
                                          -----------     -----    ------     --------   ------    -------
CLASS C

Advertising .............................   $      0   $    396   $      0   $  4,827   $      0   $     64

Printing and mailing prospectuses,
semi-annual reports and annual
reports (other than to current
shareholders) ...........................   $      0   $     39   $      0   $    420   $      0   $      0

SEMINARS ................................   $      0   $      0   $      0   $  1,166   $      0   $      0

Compensation to Underwriters to partially
offset upfront dealer commissions and
other marketing costs ...................   $ 64,526   $ 15,408   $510,473   $ 83,930   $116,390   $ 11,019

Compensation to Dealers .................   $ 76,458   $  4,776   $360,757   $ 28,085   $ 88,737   $  8,163

Compensation to Sales Personnel .........   $      0   $      0   $      0   $      0   $      0   $      0

Annual Report Total .....................   $140,984   $ 20,619   $871,230   $118,428   $205,127   $ 19,246

         The Plans require AIM Distributors to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Directors"). In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and their respective shareholders.

         The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         Unless the Plans are terminated earlier in accordance with their terms, the Plans continue in effect as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

         The Plans may be terminated by the vote of a majority of the Independent Directors, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors. In the event the Class A and C Plan is amended in a manner which the Board of Directors determines would materially increase the charges paid under the Class A and C Plan, the Class B shares of the Funds will no longer convert into Class A shares of the same Funds unless the Class B shares, voting separately, approve such amendment. If the

Class B shareholders do not approve such amendment, the Board of Directors will
(i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

         The principal differences between the Class A and C Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.50% of average daily net assets of the Class A shares of Aggressive Growth Fund, Income Fund, and Growth Fund, of up to 0.35% of average daily net assets of the Class A shares of Asian Fund and European Fund, and of up to 0.30% of average daily net assets of the Class A shares of Equity Fund, as compared to 1.00% of such assets of each Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors unless there has been a complete termination of the Class B Plan (as defined in such Plan) and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

                                 THE DISTRIBUTOR

         The Company has entered into distribution arrangements with AIM Distributors, P. O. Box 4739, Houston, Texas 77210-4739, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor in the continuous offering of Class A, Class B and Class C shares of the Funds. Certain directors and officers of the Company are affiliated with AIM Distributors. A Master Distribution Agreement with AIM Distributors relating to the Class A and Class C shares of the Funds was approved by the Board of Directors on June 11, 1997. A Master Distribution Agreement with AIM Distributors relating to the Class B shares of the Funds was also approved by the Board of Directors on December 11, 1996. Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to AIM Distributors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the Plan) would terminate all payments to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay Contingent Deferred Sales Charges.

         The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Funds), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Funds' shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Company (on behalf of any class of the Funds) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of the Funds and their Class B shareholders to pay contingent deferred sales charges.

         From time to time, AIM Distributors may transfer and sell its right to payments under the Distribution Agreements relating to Class B shares in order to finance distribution expenditures in respect of Class B shares.

         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the fiscal years ended October 31, 1999, 1998 and 1997:

                                       1999                        1998                          1997
                                       ----                        ----                          ----
                               Sales         Amount       Sales           Amount          Sales         Amount
                              Charges       Retained     Charges         Retained        Charges       Retained
                            ------------  -----------  ------------    ------------   ------------   ------------
Aggressive Growth Fund      $  1,335,400  $  267,534   $  3,546,968    $    622,054   $ 12,462,271   $  2,200,552
Asian Fund*                 $    251,652  $   43,007   $    180,148    $     27,913   $          0   $          0
 Equity Fund                $  2,227,910  $  446,482   $  3,608,107    $    592,247   $  7,481,513   $  1,172,508
European Fund*              $    870,792  $  143,067   $  1,357,500    $    207,603   $          0   $          0
 Growth Fund                $  1,035,250  $  195,571   $  1,200,898    $    208,115   $  1,621,736   $    286,414
Income Fund                 $    159,748  $   28,250   $    285,983    $     50,768   $    348,033   $     59,763

---------------------

* Asian Fund and European Fund commenced operations November 3, 1997.

         The following chart reflects the contingent deferred sales charges paid by Class A, Class B and Class C shareholders for the fiscal years ended October 31, 1999, 1998 and 1997 for Class A, Class B and Class C shares:

                                       1999                         1998                      1997
                                   ------------                 -----------                 ----------
Aggressive Growth Fund             $    101,594                 $   200,802                 $  133,018
Asian Fund*                        $    240,319                 $       496                 $        0
Equity Fund                        $    157,129                 $   208,603                 $   91,984
European Fund*                     $     50,219                 $     7,299                 $        0
Growth Fund                        $     24,812                 $    29,133                 $   25,870
Income Fund                        $      3,743                 $     9,510                 $    3,397

---------------------

* Asian Fund and European Fund commenced operations November 3, 1997.

                      SALES CHARGES AND DEALER CONCESSIONS

         CATEGORY I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Dent Demographic Trends Fund, AIM European Development Fund, AIM Euroland Growth Fund, AIM Global Utilities Fund, AIM Global Growth & Income Fund, AIM International Equity Fund, AIM Japan Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Large Cap Opportunities Fund, AIM Mid Cap Equity Fund, AIM Mid Cap Growth Fund, AIM Mid Cap Opportunities Fund, AIM New Pacific Growth Fund, AIM Select Growth Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund and AIM Weingarten Fund.

                                                                                    Dealer
                                                                                  Concession
                                                Investor's Sales Charge              As a
                                            -------------------------------      --------------
                                                As a              As a            Percentage
                                             Percentage        Percentage           of the
                                            of the Public      of the Net           Public
             Amount of Investment in          Offering          Amount             Offering
               Single Transaction(1)             Price         Invested              Price
            -------------------------       -------------     -------------      -------------
                  Less than   $   25,000          5.50%            5.82%             4.75%
     $ 25,000 but less than   $   50,000          5.25             5.54              4.50
     $ 50,000 but less than   $  100,000          4.75             4.99              4.00
     $100,000 but less than   $  250,000          3.75             3.90              3.00
     $250,000 but less than   $  500,000          3.00             3.09              2.50
     $500,000 but less than   $1,000,000          2.00             2.04              1.60

----------------
* AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.

         CATEGORY II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, AIM Emerging Markets Debt Fund, AIM Global Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications and technology Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Latin American Growth Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.


                                                                                                    Dealer
                                                                                                  Concession
                                                                Investor's Sales Charge              As a
                                                            -------------------------------      --------------
                                                                As a              As a            Percentage
                                                             Percentage        Percentage           of the
                                                            of the Public      of the Net           Public
                     Amount of Investment in                  Offering          Amount             Offering
                       Single Transaction                        Price         Invested              Price
                    -------------------------               -------------     -------------      -------------

                          Less than $    50,000                  4.75%            4.99%             4.00%
             $ 50,000 but less than $   100,000                  4.00             4.17              3.25
             $100,000 but less than $   250,000                  3.75             3.90              3.00
             $250,000 but less than $   500,000                  2.50             2.56              2.00
             $500,000 but less than $ 1,000,000                  2.00             2.04              1.60

         CATEGORY III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

                                                                                                    Dealer
                                                                                                  Concession
                                                                Investor's Sales Charge              As a
                                                            -------------------------------      --------------
                                                                As a              As a            Percentage
                                                             Percentage        Percentage           of the
                                                            of the Public      of the Net           Public
                     Amount of Investment in                  Offering          Amount             Offering
                       Single Transaction(1)                     Price         Invested              Price
                    -------------------------               -------------     -------------      -------------
                         Less than   $  100,000                  1.00%            1.01%              0.75%
            $100,000 but less than   $  250,000                  0.75             0.76               0.50
            $250,000 but less than   $1,000,000                  0.50             0.50               0.40

        There is no sales charge on purchases of $1,000,000 or more of Category I, II or III Funds; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

        ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

        In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

        AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

        AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

        AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

        Exchanges of AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares are considered sales of such Class B or Class C shares for purposes of the sales charges and dealer concessions discussed above.

        AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.


                       REDUCTIONS IN INITIAL SALES CHARGES

        Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

        The term "purchaser" means:

         o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

         o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

              a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

              b. each transmittal must be accompanied by a single check or wire transfer; and

              c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

         o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) and 457 plans, although more than one beneficiary or participant is involved;

         o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

         o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

         1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund, and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) SHARES OF AIM Floating Rate Fund) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

         Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

         To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

         2. RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) SHARES OF AIM Floating Rate Fund) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM floating rate fund) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

         The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         o    AIM Management and its affiliates, or their clients;

         o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds --Registered Trademark--; and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

         o Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group; and any deferred compensation plan for directors of investment companies sponsored by CIGNA Investments, Inc. or its affiliates;

         o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

         o    Purchases through approved fee-based programs;

         o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

         o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM

              Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

         o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

         o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

         o Shareholders of the GT Global Funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds; and

         o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global Funds since that time.

         o Shareholders of record of advisor class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund.

         As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

                   CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

         Former GT Global Funds Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code; (10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         Former GT Global Funds Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in a Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (3) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global Funds; (4) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (5) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (6) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (7) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (8) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following:

         o Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

         o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

         o    Investment account(s) of AIM; and


         o Class C shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.

         Upon the redemption of shares of funds in sales charge Categories I and II (see "Sales Charges and Dealer Concessions") purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

         o    Shares held more than 18 months;

         o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

         o    Private foundations or endowment funds;

         o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

         o Shares acquired by exchange from Class A shares of funds in sales charge Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.

                        HOW TO PURCHASE AND REDEEM SHARES

         A complete description of the manner by which shares of each Fund may be purchased appears in the Prospectus under the heading "Purchasing Shares."

         The sales charge normally deducted on purchases of Class A shares of each Fund is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Fund's Class A shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interest that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are under the caption "Reduction in Initial Sales Charges - Purchases at Net Asset Value."

         Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in each Prospectus under the heading "Exchanging Shares."

         Information concerning redemption of the Funds' shares is set forth in the Prospectus under the heading "Redeeming Shares - How to Redeem Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Fund (Telephone: (800) 959-4246) and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of a Fund next determined after the repurchase order is received. Such arrangement is subject to timely receipt by AFS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction. AIM may redeem all shares of Aggressive Growth Fund, Asian Fund, European Fund, Equity Fund and Growth Fund in cash.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("the NYSE ") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         (1)  the investor fails to furnish a correct TIN to the Fund, or
         (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or
         (3) the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or
         (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or
         (5) the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term distributions are subject to backup withholding only if (1) (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

         o    a corporation

         o an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under
              Section 403(b)(7)

         o    the United States or any of its agencies or instrumentalities

         o a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

         o a foreign government or any of its political subdivisions, agencies or instrumentalities

         o an international organization or any of its agencies or instrumentalities

         o    a foreign central bank of issue

         o a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

         o a futures commission merchant registered with the Commodity Futures Trading Commission

         o    a real estate investment trust

         o an entity registered at all times during the tax year under the 1940 Act

         o    a common trust fund operated by a bank under Section 584(a)

         o    a financial institution

         o a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

         o    a trust exempt from tax under Section 664 or described in Section
              4947

         Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                          NET ASSET VALUE DETERMINATION

         In accordance with the current rules and regulations of the SEC, the net asset value of a share of each Fund is determined once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern Time), on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the customary trading session of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session on the NYSE will generally be used. The net asset values per share of the Classes will differ because different expenses are attributable to each class. The income or loss and the expenses (except those listed below) of a Fund are allocated to each class on the basis of the net assets of the Fund allocable to each such class, calculated as of the close of business on the previous business day, as adjusted for the current day's shareholder activity of each class. Distribution and service fees and transfer agency fees (to the extent different rates are charged to different classes) are allocated only to the class to which such expenses relate. The net asset value per share of a class is determined by subtracting the liabilities (e.g., the expenses) of the Fund allocated to the class from the assets of the Fund allocated to the class and dividing the result by the total number of shares outstanding of such class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day, prior to the determination of net asset value. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market system) is valued on the basis of prices provided by independent pricing services. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or lacking a last sale, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as dividend rate, yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or for which market quotations are not reflective of fair value are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having sixty (60) days or less to maturity are valued at amortized cost, which approximates market value. (See also "Purchasing Shares-How to Purchase Shares," and "Redeeming Shares - How to Redeem Shares" and "Pricing of Shares" in each Prospectus.)

         Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the customary trading session of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor can not exchange or redeem shares of the Fund.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS


          Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in each Prospectus under the caption "Special Plans - Automatic Investment Plan," and "Special Plans-Automatic Dividend Investment." If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

          The following is only a summary of certain additional tax considerations generally affecting each Fund and its shareholders that are not described in each Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in each Fund's Prospectus is not intended as a substitute for careful tax planning.



QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund intends to qualify each year as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for tax treatment as a regulated investment company under the Code, each Fund is required, among other things, to derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Fund's business of investing in such stock, securities or currencies) (the "Income Requirement"). Foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Fund's principal business may, under regulations not yet issued, not be qualifying income for purposes of the Income Requirement.

          At the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test"). For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

          If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

FUND DISTRIBUTIONS

         Under the Code, each Fund is exempt from U.S. federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and its net exempt-interest income for the year. Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares.

          Each Fund also intends to distribute to shareholders substantially all of the excess of its net long-term capital gain over net short-term capital loss as a capital gain dividend. Capital gain dividends are taxable to shareholders as a long-term capital gain, regardless of the length of time a shareholder has held his shares.

          Treasury regulations permit a regulated investment company, in determining its investment company taxable income and undistributed net capital gain for any taxable year, to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of their ordinary taxable income for the calendar year plus 98% of their "capital gain net income" (excess of capital gains over capital losses) for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

          For purposes of the excise tax, a regulated investment company shall
(1) offset a net ordinary loss (but not below the net capital gain) for any calendar year in determining its capital gain net income for the one-year period ending on October 31 of such calendar year and (2) exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead, to include such gains and losses in determining ordinary taxable income for the succeeding calendar year). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.

INVESTMENT IN FOREIGN FINANCIAL INSTRUMENTS

         Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gains. Additionally, if Code
Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Fund shares.

HEDGING TRANSACTIONS

         Some of the forward foreign currency exchange contracts, options and futures contracts that the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term (taxable at a maximum 20% to non-corporate shareholders) and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) can be treated as ordinary income or loss.

          The Funds may engage in certain hedging transactions (such as short sales "against the box") that may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a future or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interest if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value.) Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned or otherwise terminated at its fair market value on the date of such constructive sale (and will generally take into account any gain in the taxable year which includes such date ).

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

PFIC INVESTMENTS

          Each Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

          Each Fund can elect alternative tax treatment with respect to PFIC stock. Under one such election (the "QEF Election"), a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. Because the QEF Election imposes substantial requirements on the PFIC, it is unlikely that a fund will be able to make the QEF Election. For taxable years beginning after December 31, 1997, each Fund will alternatively be able to make an election to mark any shares of PFIC stock that it holds to market (the "Section 1296 Election"). If the Section 1296 election is made with respect to any PFIC stock, a Fund will recognize ordinary income to the extent that the fair market value of such PFIC stock at the close of any taxable year exceeds its adjusted basis and will also recognize ordinary income in the event that it disposes of any shares of such PFIC stock at a gain. In each case, such ordinary income will be treated as dividend income for purposes of the Income Requirement. A Fund making the Section 1296 Election with respect to any PFIC stock will similarly recognize a deductible ordinary loss to the extent that the adjusted basis of such PFIC stock exceeds its fair market value at the close of any taxable year and will also recognize a deductible ordinary loss in the event that it disposes of such PFIC stock at a loss. However, the amount of any ordinary loss recognized by a Fund making a Section 1296 Election with respect to any PFIC stock may not exceed the amount of ordinary income previously recognized by such Fund by reason of marking such PFIC stock to market. If either the QEF Election or the Section 1296 Election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. The Funds' intentions to qualify annually as regulated investment companies may limit their ability to invest and hold PFIC stock.

          Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

REDEMPTION OR EXCHANGE OF SHARES

          Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Except to the extent otherwise provided in future Treasury regulations any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. Any loss recognized by a shareholder on the sale of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

          If a shareholder exercises the exchange privilege within 90 days of acquiring Class A shares, then the loss such shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent the sales charge paid upon the purchase of Class A shares reduces any charge such shareholder would have owed upon purchase of the new Class A shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new Class A shares. In addition, any loss recognized on a sale or exchange will be disallowed to the extent that disposed Class A shares, Class B shares or Class C shares are replaced within the 61-day period beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where shares are automatically replaced under the dividend reinvestment plan.

FOREIGN INCOME TAXES

          Investment income received by each Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gains from the sale of stock and securities and certain currency fluctuation gains and losses will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Moreover, no foreign tax credits will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Fund.

BACKUP WITHHOLDING

          Under certain provisions of the Code, the Funds may be required to withhold 31% of reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Company or who, to the Company's knowledge, have furnished an incorrect number, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. When establishing an account, an investor must provide his or her taxpayer identification number and certify under penalty of perjury that such number is correct and that he or she is not otherwise subject to backup withholding. Corporate shareholders and other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

REINSTATEMENT PRIVILEGE

         For federal income tax purposes, exercise of your reinstatement privilege may increase the amount of gain or reduce the amount of loss recognized in the original redemption transaction, because the initial sales charge will not be taken into account in determining such gain or loss to the extent there has been a reduction in the initial sales charge payable upon reinvestment. Wash sale rules may also limit the amount of loss recognized.

FOREIGN SHAREHOLDERS

         Dividends from a Fund's investment company taxable income and distributions constituting returns of capital paid to a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") generally will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's election to treat any foreign income taxes paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

          A foreign shareholder generally will not be subject to U.S. taxation on gain realized upon the redemption or exchange of shares of a Fund or on capital gain dividends. In the case of a foreign shareholder who is a nonresident alien individual, however, gain realized upon the sale or redemption of shares of a Fund and capital gain dividends ordinarily will be subject to U.S. income tax if such individual is physically present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. In the case of a foreign shareholder who is a nonresident alien individual, the Funds may be required to withhold U.S. federal income tax at a rate of 31% unless proper notification of such shareholder's foreign status is provided.

          Notwithstanding the foregoing, if distributions by the Funds are effectively connected with a U.S. trade or business of a foreign shareholder, then dividends from such Fund's investment company taxable income, capital gains, and any gains realized upon the sale of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

          Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in any of the Funds.

MISCELLANEOUS CONSIDERATIONS; EFFECT OF FUTURE LEGISLATION

         The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect at the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          Rules of state and local taxation of dividend and capital gain distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other U.S. state and local tax rules affecting investments in the Funds.

                             SHAREHOLDER INFORMATION

         This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SHARES CERTIFICATES. AIM Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

         SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

         Terms and Conditions of Exchanges. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

         By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises.

The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's Prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. The AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a Medallion Stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

         Transactions by Internet. An investor may effect transactions in his account through the Internet by selecting the AIM Internet Connect option on his completed account application form or completing an AIM Internet Connect Authorization Form. By signing either form the investor acknowledges and agrees that the Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any internet transaction effected in accordance with the instructions set forth in the forms if they reasonably believe such request to be genuine. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that (1) if he no longer wants the AIM Internet Contract option, he will notify the Transfer Agent in writing, and (2) the AIM Internet Connect option may be terminated at any time by the AIM Funds.

         DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

         For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

         Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

         Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                            MISCELLANEOUS INFORMATION

CHANGES FOR CERTAIN ACCOUNT INFORMATION

         The Transfer Agent may impose certain copying changes for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

AUDIT REPORTS

         The Board of Directors will issue to shareholders semi-annually the Funds' financial statements. Financial statements, audited by independent auditors, will be issued annually. The firm of KPMG LLP, 700 Louisiana, Houston, Texas 77002, currently serves as the auditors of each Fund.

LEGAL MATTERS

         Legal matters for the Company are passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Under its contract with the Company relating to each Fund, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by each Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories. The Custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by each Fund, and performs certain other ministerial duties. AFS, a wholly owned subsidiary of AIM, P.O. Box 4739, Houston, Texas 77210-4739, is the transfer and dividend disbursing agent for the Class A, Class B and Class C shares of each of the Funds. Each Fund pays the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.

          Chase Bank of Texas, N.A. (formerly, Texas Commerce Bank National Association), 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.

PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of each class of each of the Company's portfolios as of February 1, 2000, and the amount of outstanding shares held by such holders are set forth below:

                                                                           PERCENT            PERCENT OWNED
                                 NAME AND ADDRESS                         OWNED OF            OF RECORD AND
FUND                             OF RECORD OWNER                         RECORD ONLY*          BENEFICIALLY
----                             ----------------                       ------------          --------------
AIM International                Merrill Lynch, Pierce,                     35.92%**               -0-
Equity Fund -                    Fenner & Smith
    Class A shares               FBO The Sole Benefit
                                  of Customers
                                 Fund Administration
                                 4800 Deer Lake Dr. East
                                  3rd Floor
                                 Jacksonville, FL  32246

------------
* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a Fund may be presumed to be in "control" of such Fund, as defined in the 1940 Act.

                                                                           PERCENT            PERCENT OWNED
                                 NAME AND ADDRESS                         OWNED OF            OF RECORD AND
FUND                             OF RECORD OWNER                         RECORD ONLY*          BENEFICIALLY
----                             ----------------                       ------------          --------------
    Class B shares                 Merrill Lynch, Pierce,                   33.01%**               -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    3rd Floor
                                   Jacksonville, FL  32246

    Class C shares                 Merrill Lynch, Pierce,                   55.04%**               -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    3rd Floor
                                   Jacksonville, FL 32246

AIM Global Aggressive              Merrill Lynch, Pierce                    11.91%                 -0-
Growth Fund -                      Fenner & Smith
     Class A shares                FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    3rd Floor
                                   Jacksonville, FL 32246



    Class B shares                 Merrill Lynch, Pierce,                   23.01%                 -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    3rd Floor
                                   Jacksonville, FL 32246

    Class C shares                 Merrill Lynch, Pierce,                   36.71%**               -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    3rd Floor
                                   Jacksonville, FL 32246

-------------
* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a Fund may be presumed to be in "control" of such Fund, as defined in the 1940 Act.

                                                                           PERCENT            PERCENT OWNED
                                 NAME AND ADDRESS                         OWNED OF            OF RECORD AND
FUND                             OF RECORD OWNER                         RECORD ONLY*          BENEFICIALLY
----                             ----------------                       ------------          --------------
AIM Global Growth                  Merrill Lynch, Pierce,                     9.22%                 -0-
Fund -                             Fenner & Smith
    Class A shares                 FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    3rd Floor
                                   Jacksonville, FL 32246

    Class B shares                 Merrill Lynch, Pierce,                    17.19%                 -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    3rd Floor
                                   Jacksonville, FL 32246



    Class C shares                 Merrill Lynch, Pierce                     28.07%**               -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    3rd Floor
                                   Jacksonville, FL 32246

AIM Global Income Fund -
    Class B shares                 Merrill Lynch Pierce                       5.39%                 -0-
                                    Fenner & Smith
                                   FBO The Sole Benefit of Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Dr. East  3rd Floor
                                   Jacksonville, FL 32246

    Class C shares                 Lewco Securities Corp.                     7.79%                 -0-
                                   FBO a/c # WB5-800453-0-01
                                   34 Exchange Place, 4th Floor
                                   Jersey City, New Jersey 07311

                                   Merrill Lynch Pierce                       7.53%                 -0-
                                    Fenner & Smith
                                   FBO The Sole Benefit of Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Dr. East  3rd Floor
                                   Jacksonville, FL 32246

-----------------
* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                                                           PERCENT            PERCENT OWNED
                                 NAME AND ADDRESS                         OWNED OF            OF RECORD AND
FUND                             OF RECORD OWNER                         RECORD ONLY*          BENEFICIALLY
----                             ----------------                       ------------          --------------
AIM European                       Merrill Lynch, Pierce,                    5.84%                 -0-
Development Fund -                 Fenner & Smith
    Class A shares                 FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    3rd Floor
                                   Jacksonville, FL 32246



    Class B shares                 Merrill Lynch Pierce                      9.90%                 -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit of Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Dr. East 3rd Floor
                                   Jacksonville, FL 32246

    Class C shares                 Merrill Lynch, Pierce,                   14.02%                 -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    3rd Floor
                                   Jacksonville, FL 32246

AIM Asian Growth Fund -            Merrill Lynch Pierce                      6.67%                 -0-
    Class A Shares                 Fenner & Smith
                                   FBO The Sole Benefit of Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Dr. East 3rd Floor
                                   Jacksonville, FL 32246

    Class B shares                 Merrill Lynch Pierce                      7.94%                 -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit of Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Dr. East 3rd Floor
                                   Jacksonville, FL 32246

    Class C shares                 Merrill Lynch Pierce                     21.55%                 -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit of Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Dr. East 3rd Floor
                                   Jacksonville, FL 32246

-----------------
* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                                                           PERCENT            PERCENT OWNED
                                 NAME AND ADDRESS                         OWNED OF            OF RECORD AND
FUND                             OF RECORD OWNER                         RECORD ONLY*          BENEFICIALLY
----                             ----------------                       ------------          --------------
                                   Robert A. Merkel and                     -0-                  6.33%
                                   Margaret M. Merkel Ttees
                                   Robert A. Merkel and
                                   Margaret M. Merkel Trust
                                   Dtd. 05/27/94
                                   5118 S. 288th Pl.
                                   Auburn, WA 98001

         As of February 1, 2000, the directors and officers of the Company as a group owned less than 1% of the outstanding shares of each class of Aggressive Growth Fund, Growth Fund, Equity Fund, Income Fund, Asian Fund and European Fund.


OTHER INFORMATION


          Each Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the portfolios of the Company have filed with the SEC under the 1933 Act and the 1940 Act, and reference is hereby made to the Registration Statement for further information with respect to each portfolio of the Company and the securities offered hereby. The Registration Statement is available for inspection by the public at the Securities and Exchange Commission in Washington, D.C.

-----------------
* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                   APPENDIX A

--------------------------------------------------------------------------------

                     DESCRIPTION OF MONEY MARKET OBLIGATIONS

         The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Funds reserve the right to invest in Money Market Obligations other than those listed below:

1.       GOVERNMENT OBLIGATIONS.

         U.S. GOVERNMENT DIRECT OBLIGATIONS-- Bills, notes, and bonds issued by the U.S. Treasury.

         U.S. GOVERNMENT AGENCIES SECURITIES-- Certain federal agencies such as the Government National Mortgage Association have been established as instrumentalities of the U. S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

         FOREIGN GOVERNMENT OBLIGATIONS -- These are U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Fund's investment advisor to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

2.       BANK INSTRUMENTS.

         BANKERS' ACCEPTANCES -- A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT -- A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

         TIME DEPOSITS -- A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         EURODOLLAR OBLIGATIONS -- A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

         YANKEE DOLLAR OBLIGATIONS -- A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

3.       COMMERCIAL INSTRUMENTS.

         COMMERCIAL PAPER -- The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

         MASTER DEMAND NOTES -- Master demand notes are demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with the issuers. The interest rate on a master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. Master demand notes may be secured or unsecured.

4. REPURCHASE AGREEMENTS -- A repurchase agreement is a contractual undertaking whereby the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government) agrees to repurchase the securities at a specified price on a future date determined by negotiations.

                                   APPENDIX B

--------------------------------------------------------------------------------

                      DESCRIPTION OF CORPORATE BOND RATINGS

         Investment grade debt securities are those rating categories indicated by an asterisk (*).

MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS ARE AS FOLLOWS:

                                      *Aaa

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       *Aa

         Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

                                       *A

         Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                      *Baa

         Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

         Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

         Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

         Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A groups when assigning ratings to industrial development bonds and bonds secured by either a letter of credit or bond insurance. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD AND POOR'S RATINGS SERVICES CLASSIFICATIONS ARE AS FOLLOWS:

                                      *AAA

         Debt rated "AAA" has the highest rating assigned by Standard & Poor's ("S&P"). Capacity to pay interest and repay principal is extremely strong.

                                       *AA

         Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

                                       *A

         Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                                      *BBB

         Debt rated "BBB" regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher categories.

                                BB, B, CCC, CC, C

         Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       BB

         Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

                                        B

         Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

                                       CCC

         Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

                                       CC

         The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

                                        C

         The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                                       C1

         The rating "C1" is reserved for income bonds on which no interest is being paid.

                                        D

         Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                              PLUS (+) OR MINUS (-)

         The rating from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

DUFF & PHELPS FIXED-INCOME RATINGS ARE AS FOLLOWS:

                                      *AAA

         Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                *AA+, AA AND AA-

         High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                  *A+, A AND A-

         Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                               *BBB+, BBB AND BBB-

         Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

                                 BB+, BB AND BB-

         Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

                                  B+, B AND B-

         Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                                       CCC

         Well below investment grade securities. May be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

                                       DD

         Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                       DP

         Preferred stock with dividend arrearages.

FITCH IBCA, INC.'S BOND RATINGS ARE AS FOLLOWS:

                                      *AAA

         Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       *AA

         Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                                       *A

         Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                      *BBB

         Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

         Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                        B

         Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
                                       CCC

         Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                                       CC

         Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

                                        C

         Bonds are in imminent default in payment of interest or principal.

                                 DDD, DD, AND D

         Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                               PLUS (+) MINUS (-)

         Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA", "DDD", "DD", or "D" categories.

                                   APPENDIX C

--------------------------------------------------------------------------------

               DESCRIPTION OF OBLIGATIONS ISSUED OR GUARANTEED BY
                  U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES

         The following list includes certain common securities, issued or guaranteed by U.S. Government Agencies or Instrumentalities and does not purport to be exhaustive.

EXPORT-IMPORT BANK CERTIFICATES--are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the United States.

FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS--are bonds issued by a cooperatively owned, nationwide system of banks and associations supervised by the Farm Credit Administration, and independent agency of the U.S. Government.

FEDERAL HOME LOAN BANK NOTES AND BONDS--are notes and bonds issued by the Federal Home Loan Bank System.

FHA DEBENTURES--are debentures issued by the Federal Housing Authority of the U.S. Government.

FHA INSURED NOTES--are bonds issued by the Farmers Home Administration of the U.S. Government.

FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC") BONDS--are bonds issued and guaranteed by FHLMC, a corporate instrumentality of the U.S. Government. The Federal Home Loan Banks own all the capital stock of FHLMC, which obtains its funds by selling mortgages (as well as participation interests in the mortgages) and by borrowing funds through the issuance of debentures and otherwise.

FHLMC PARTICIPATION CERTIFICATES OF "FREDDIE MACS"--represent undivided interests in specified groups of conventional mortgage loans (and/or participation interests in those loans) underwritten and owned by FHLMC. At least 95% of the aggregate principal balance of the whole mortgage loans and/or participations in a group formed by FHLMC typically consists of single-family mortgage loans, and not more than 5% consists of multi-family loans. FHLMC Participation Certificates are not guaranteed by, and do not constitute a debt or obligation of, the U.S. Government or any Federal Home Loan Bank. FHLMC Participation Certificates are issued in fully registered form only, in original unpaid principal balances of $25,000, $100,000, $200,00, $500,000, $1 million and $5 million. FHLMC guarantees to each registered holder of a Participation Certificate, to the extent of such holder's pro rata share (i) the timely payment of interest accruing at the applicable certificate rate on the unpaid principal balance outstanding on the mortgage loans, and (ii) collection of all principal on the mortgage loans without any offset or deductions. Pursuant to these guaranties, FHLMC indemnifies holders of Participation Certificates against any reduction in principal by reason of charges for property repairs, maintenance, and foreclosure.

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") BONDS--are bonds issued and guaranteed by FNMA, a federally chartered and privately-owned corporation.

FNMA PASS-THROUGH CERTIFICATES OR "FANNIE-MAES"--are mortgage pass-through certificates issued and guaranteed by FNMA. FNMA Certificates represent a fractional undivided ownership interest in a pool of mortgage loans either provided from FNMA's own portfolio or purchased from primary lenders. The mortgage loans included in the pool are conventional, insured by the Federal Housing Administration or guaranteed by the Veterans Administration. FNMA Certificates are not backed by, nor entitled to, the full faith and credit of the U.S. Government.

         Loans not provided from FNMA's own portfolio are purchased only from primary lenders that satisfy certain criteria developed by FNMA, including depth of mortgage origination experience, servicing experience and financial capacity. FNMA may purchase an entire loan pool from a single lender, and issue Certificates backed by that loan pool alone, or may package a pool made up of loans purchased from various lenders.

         Various types of mortgage loans, and loans with varying interest rates, may be included in a single pool, although each pool will consist of mortgage loans related to one-family or two-to-four family residential properties. Substantially all FNMA mortgage pools currently consist of fixed interest rate and growing equity mortgage loans, although FNMA mortgage pools may also consist of adjustable interest rate mortgage loans or other types of mortgage loans. Each mortgage loan must conform to FNMA's published requirements or guidelines with respect to maximum principal amount, loan-to-loan value ratio, loan term, underwriting standards and insurance coverage.

         All mortgage loans are held by FNMA as trustee pursuant to a trust indenture for the benefit of Certificate holders. The trust indenture gives FNMA responsibility for servicing and administering the loans in a pool. FNMA contracts with the lenders or other servicing institutions to perform all services and duties customary to the servicing of mortgages, as well as duties specifically prescribed by FNMA, all under FNMA supervision. FMNA may remove service providers for cause.

         The pass-through rate on FNMA Certificates is the lowest annual interest rate borne y an underlying mortgage loan in the pool, less a fee to FNMA as compensation for servicing and for FNMA's guarantee. Lenders servicing the underlying mortgage loans receive as compensation a portion of the fee paid to FNMA, the excess yields on pooled loans with coupon rates above the lowest rate borne by any mortgage loan and certain other amounts collected, such as late charges.

         The minimum size of a FNMA pool is $1 million of mortgage loans. Registered holders purchase Certificates in amounts not less than $25,000.

         FNMA Certificates are marketed by the servicing lender banks, usually through securities dealers. The lender of a single lender pool typically markets all Certificates based on that pool, and lenders of multiple lender pools market Certificates based on a pro rata interest in the aggregate pool. The amount of FNMA Certificates currently outstanding is limited.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") CERTIFICATES OR "GINNIE MAES"--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled, and, after being approved by GNMA, is offered to investors through securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development.

         GNMA Certificates differ from bonds in that the principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "modified pass-through" securities because they entitle the holder to receive its proportionate share of all interest and principal payments owed on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. Payment of principal of and interest on GNMA Certificates of the "modified pass-through" type is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

         The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return on the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose little risk to principal investment because of the GNMA guarantee.

         As the prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average lie of a particular issue of GNMA Certificates. However, statistics published by the Federal Housing Authority indicate that the average life of a single-family dwelling mortgage with 25- to 30-year maturity, the type of mortgage which backs the vast majority of GNMA Certificates, is approximately 12 years. It is therefore customary practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

         As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates.

         The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

         Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

GENERAL SERVICES ADMINISTRATION ("GSA") PARTICIPATION CERTIFICATES--are participation certificates issued by the General Services Administration of the U.S. Government.

MARITIME ADMINISTRATION BONDS--are bonds issued and provided by the Department of Transportation of the U.S. Government.

NEW COMMUNITIES DEBENTURES--are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which guaranteed by the U.S. Government.

PUBLIC HOUSING NOTES AND BONDS--are short-term project notes and long-term bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

SBA DEBENTURES--are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

SLMA DEBENTURES--are debentures backed by the Student Loan Marketing
Association.

TITLE XI BONDS--are bonds issued in accordance with the provisions of Title XI of the Merchant Marine Act of 1936, as amended, the payment of which is guaranteed by the U.S. Government.

WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BOND--are bonds issued by Washington Metropolitan Area Transit Authority and are guaranteed by the Secretary of Transportation of the U.S. Government.

                              FINANCIAL STATEMENTS





                                       FS

                     INDEPENDENT AUDITORS' REPORT

                     The Board of Directors and Shareholders of
                     AIM International Funds, Inc.:

                     We have audited the accompanying statement of assets and liabilities of the AIM Asian Growth Fund (a portfolio of AIM International Funds, Inc.) including the schedule of investments, as of October 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for the year then ended and the period November 3, 1997 (date operations commenced) through October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                       We conducted our audits in accordance with generally
                     accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                       In our opinion, the financial statements and financial
                     highlights referred to above present fairly, in all material respects, the financial position of the AIM Asian Growth Fund as of October 31, 1999, the results of its operations for the year then ended, changes in its net assets and financial highlights for the year then ended and the period November 3, 1997 (date operations commenced) through October 31, 1998, in conformity with generally accepted accounting principles.


                     KPMG LLP


                     December 3, 1999
                     Houston, Texas

SCHEDULE OF INVESTMENTS

October 31, 1999

                                                     MARKET
                                        SHARES        VALUE
FOREIGN STOCKS & OTHER EQUITY
INTERESTS-90.31%
AUSTRALIA-13.85%
Austar United Communications Ltd.
  (Broadcasting-Television, Radio &
  Cable)(a)                               51,700   $   168,195
--------------------------------------------------------------
Brambles Industries Ltd. (Air
  Freight)                                25,800       725,790
--------------------------------------------------------------
BRL Hardy Ltd. (Beverages-Alcoholic)     167,000       729,726
--------------------------------------------------------------
Computershare Ltd.
  (Computers-Software & Services)        196,800       715,571
--------------------------------------------------------------
ERG Ltd. (Electrical Equipment)          325,000     1,281,222
--------------------------------------------------------------
Foster's Brewing Group Ltd.
  (Beverages-Alcoholic)                  255,000       677,986
--------------------------------------------------------------
James Hardie Industries Ltd.
  (Building Materials)                   212,000       513,892
--------------------------------------------------------------
TABCORP Holdings Ltd. (Leisure Time
  Products)                               87,058       552,011
--------------------------------------------------------------
Telstra Corp. Ltd. (Telephone)           162,700       522,045
--------------------------------------------------------------
                                                     5,886,438
--------------------------------------------------------------
HONG KONG-26.33%
ASM Pacific Technology Ltd.
  (Machinery-Diversified)                600,000       706,737
--------------------------------------------------------------
China Telecom Ltd.
  (Telecommunications-
  Cellular/Wireless)(a)                  204,000       697,236
--------------------------------------------------------------
Cosco Pacific Ltd.
  (Financial-Diversified)                630,000       446,055
--------------------------------------------------------------
Dah Sing Financial Group
  (Banks-Regional)                       182,800       729,496
--------------------------------------------------------------
Dao Heng Bank Group Ltd.
  (Banks-Regional)                       148,500       674,817
--------------------------------------------------------------
Esprit Asia Holdings Ltd.
  (Retail-Stores)                        820,000       770,587
--------------------------------------------------------------
Giordano International Ltd.
  (Retail-Specialty-Apparel)             839,500       891,579
--------------------------------------------------------------
Guangdong Kelon Electrical Holdings
  Co. Ltd. (Household Furniture &
  Appliances)                            446,000       396,159
--------------------------------------------------------------
HKR International Ltd. (Land
  Development)                           516,600       392,366
--------------------------------------------------------------
Hutchison Whampoa Ltd. (Retail-Food
  Chains)                                 74,000       743,039
--------------------------------------------------------------
Johnson Electric Holdings Ltd.
  (Electrical Equipment)                 137,000       740,722
--------------------------------------------------------------
Kerry Properties Ltd. (Land
  Development)                           441,000       437,134
--------------------------------------------------------------
Li & Fung Ltd. (Distributors-Food &
  Health)                                482,000       837,657
--------------------------------------------------------------
Shenzhen Expressway Co. Ltd.
  (Services-Commercial & Consumer)     2,402,000       358,687
--------------------------------------------------------------
Shui On Construction and Materials
  Ltd. (Construction-Cement &
  Aggregates)                            486,000       675,686
--------------------------------------------------------------
Television Broadcasts Ltd.
  (Broadcasting-Television, Radio &
  Cable)                                 133,000       710,534
--------------------------------------------------------------
Wing Hang Bank Ltd. (Banks-Major
  Regional)                              190,500       621,667
--------------------------------------------------------------
Zhejiang Expressway Co. Ltd.
  (Services-Commercial & Consumer)     2,356,000       357,884
--------------------------------------------------------------
                                                    11,188,042
--------------------------------------------------------------
INDIA-3.76%
ITC Ltd. (Tobacco)                        19,600       371,420
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
INDIA-(CONTINUED)
Satyam Infoway Ltd.-ADR
  (Computers-Software & Services)(a)      12,000   $   465,000
--------------------------------------------------------------
Videsh Sanchar Nigam Ltd.-GDR
  (Telecommunications-Cellular/Wireless)     47,600     760,410
--------------------------------------------------------------
                                                     1,596,830
--------------------------------------------------------------
INDONESIA-2.42%
Gulf Indonesia Resources Ltd.
  (Oil-International Integrated)(a)       49,700       394,494
--------------------------------------------------------------
PT Indofood Sukses Makmur Tbk
  (Foods)(a)                             536,000       633,348
--------------------------------------------------------------
                                                     1,027,842
--------------------------------------------------------------
NEW ZEALAND-1.21%
Sky Network Television Ltd.
  (Broadcasting-Television, Radio,
  Cable)(a)                              283,000       430,698
--------------------------------------------------------------
Sky Network Television Ltd.-ADR
  (Broadcasting-Television, Radio &
  Cable)(a)                                5,400        81,675
--------------------------------------------------------------
                                                       512,373
--------------------------------------------------------------
PHILIPPINES-6.48%
Bank of the Philippine Islands
  (Banks-Major Regional)                 209,110       552,760
--------------------------------------------------------------
Equitable PCI Bank (Banks-Major
  Regional)                              131,350       232,565
--------------------------------------------------------------
International Container Terminal
  Services, Inc. (Air Freight)(a)      2,873,000       275,837
--------------------------------------------------------------
Jollibee Foods Corp. (Restaurants),
  Wts., expiring 03/24/03(b)           1,605,000       610,380
--------------------------------------------------------------
Manila Electric Co. (Electric Power)     181,300       497,332
--------------------------------------------------------------
SM Prime Holdings, Inc. (Land
  Development)                         3,304,900       585,157
--------------------------------------------------------------
                                                     2,754,031
--------------------------------------------------------------
SINGAPORE-15.43%
Allgreen Properties Ltd.
  (Homebuilding)(a)                      690,000       585,133
--------------------------------------------------------------
Datacraft Asia Ltd. (Communications
  Equipment)                             155,600       715,760
--------------------------------------------------------------
DBS Group Holdings Ltd. (Banks-Money
  Center)                                 63,127       713,771
--------------------------------------------------------------
Keppel Corp. Ltd. (Engineering &
  Construction)                          231,000       627,967
--------------------------------------------------------------
Keppel Land Ltd. (Land Development)      419,000       592,199
--------------------------------------------------------------
Natsteel Electronics Ltd.
  (Computers-Hardware)                   105,500       412,432
--------------------------------------------------------------
NatSteel Ltd. (Iron & Steel)             396,000       662,104
--------------------------------------------------------------
OMNI Industries Ltd.
  (Electronics-Component Distributors)   625,000       593,913
--------------------------------------------------------------
Singapore Airlines Ltd. (Airlines)        57,000       603,356
--------------------------------------------------------------
Singapore Press Holdings Ltd.
  (Publishing-Newspapers)                 38,000       651,350
--------------------------------------------------------------
Venture Manufacturing Ltd.
  (Electronics-Component Distributors)    45,000       400,553
--------------------------------------------------------------
                                                     6,558,538
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
SOUTH KOREA-10.20%
Kookmin Bank (Banks-Major Regional)       52,000   $   810,671
--------------------------------------------------------------
Kookmin Bank (Banks-Major Regional),
  Rts., expiring 11/04/99                  5,223        31,787
--------------------------------------------------------------
Korea Electric Power Corp.-ADR
  (Electric Companies)                    37,400       589,050
--------------------------------------------------------------
Korea Telecom Corp.-ADR
  (Telephone)(a)                          21,904       772,116
--------------------------------------------------------------
L.G. Chemical Ltd.
  (Chemicals-Specialty)                   23,800       720,250
--------------------------------------------------------------
Pohang Iron & Steel Co. Ltd.-ADR
  (Iron & Steel)                          19,800       660,825
--------------------------------------------------------------
Samsung Electronics
  (Electronics-Component
  Distributors)                            4,500       750,313
--------------------------------------------------------------
                                                     4,335,012
--------------------------------------------------------------
TAIWAN-6.16%
Compal Electronics, Inc.
  (Computers-Hardware)                   193,550       649,845
--------------------------------------------------------------
Far Eastern Textile Ltd.
  (Chemicals-Diversified)                581,010       794,951
--------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.
  (Electronics-Component
  Distributors)(a)                       112,000       766,204
--------------------------------------------------------------
Ritek Inc. (Consumer-Jewelry,
  Novelties & Gifts)(a)                   62,000       406,557
--------------------------------------------------------------
                                                     2,617,557
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
THAILAND-4.47%
Advanced Info Service Public Co.
  Ltd. (Telephone)(a)                     56,000   $   652,765
--------------------------------------------------------------
PTT Exploration and Production
  Public Co. Ltd. (Oil &
  Gas-Exploration & Production)           77,000       562,466
--------------------------------------------------------------
Siam Commercial Bank PLC, 5.25% Pfd.
  (Banks-Regional)(a)                    605,000       685,630
--------------------------------------------------------------
                                                     1,900,861
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $31,193,627)                                  38,377,524
--------------------------------------------------------------
MONEY MARKET FUNDS-7.33%
STIC Liquid Assets Portfolio(c)        1,557,615     1,557,615
--------------------------------------------------------------
STIC Prime Portfolio(c)                1,557,615     1,557,615
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $3,115,230)                                    3,115,230
--------------------------------------------------------------
TOTAL INVESTMENTS-97.64%                            41,492,754
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-2.36%                  1,004,345
--------------------------------------------------------------
NET ASSETS-100.00%                                 $42,497,099
--------------------------------------------------------------

Investment Abbreviations:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
Pfd.  - Preferred
Rts.  - Rights
Wts.  - Warrants

Notes to Schedule of Investments:

(a)Non-income producing security.
(b)Non-income producing security acquired as part of a unit with or in exchange for other securities.
(c)The security shares the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1999

ASSETS:
Investments, at market value (cost
$34,308,857)                                    $41,492,754
-----------------------------------------------------------
Foreign currencies, at value (cost $1,066,940)    1,062,360
-----------------------------------------------------------
Receivables for:
  Investments sold                                  451,237
-----------------------------------------------------------
  Capital stock sold                                434,594
-----------------------------------------------------------
  Dividends and interest                             10,643
-----------------------------------------------------------
Investment for deferred compensation plan             7,658
-----------------------------------------------------------
Other assets                                         26,195
-----------------------------------------------------------
    Total assets                                 43,485,441
-----------------------------------------------------------
LIABILITIES:
Payables for:
  Investments purchased                             754,485
-----------------------------------------------------------
  Capital stock reacquired                          101,659
-----------------------------------------------------------
  Deferred compensation                               7,658
-----------------------------------------------------------
Accrued advisory fees                                48,172
-----------------------------------------------------------
Accrued administrative services fees                  4,247
-----------------------------------------------------------
Accrued directors' fees                                 716
-----------------------------------------------------------
Accrued distribution fees                            22,071
-----------------------------------------------------------
Accrued transfer agent fees                          15,101
-----------------------------------------------------------
Accrued operating expenses                           34,233
-----------------------------------------------------------
    Total liabilities                               988,342
-----------------------------------------------------------
Net assets applicable to shares outstanding     $42,497,099
-----------------------------------------------------------
NET ASSETS:
Class A                                         $25,419,567
-----------------------------------------------------------
Class B                                         $12,069,543
-----------------------------------------------------------
Class C                                         $ 5,007,989
-----------------------------------------------------------
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Class A:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                     2,361,340
-----------------------------------------------------------
Class B:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                     1,133,253
-----------------------------------------------------------
Class C:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                       471,104
-----------------------------------------------------------
Class A:
  Net asset value and redemption price per
  share                                         $     10.76
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.76
    divided by 94.50%)                          $     11.39
-----------------------------------------------------------
Class B:
  Net asset value and offering price per share  $     10.65
-----------------------------------------------------------
Class C:
  Net asset value and offering price per share  $     10.63
-----------------------------------------------------------

STATEMENT OF OPERATIONS

For the year ended October 31, 1999

INVESTMENT INCOME:
Dividends (net of $99,541 foreign withholding
  tax)                                           $  302,917
-----------------------------------------------------------
Interest                                             65,008
-----------------------------------------------------------
    Total investment income                         367,925
-----------------------------------------------------------
EXPENSES:
Advisory fees                                       246,413
-----------------------------------------------------------
Administrative services fees                         74,007
-----------------------------------------------------------
Custodian fees                                       62,478
-----------------------------------------------------------
Directors' fees                                       7,780
-----------------------------------------------------------
Distribution fees-Class A                            61,006
-----------------------------------------------------------
Distribution fees-Class B                            64,087
-----------------------------------------------------------
Distribution fees-Class C                            20,619
-----------------------------------------------------------
Transfer agent fees-Class A                          61,457
-----------------------------------------------------------
Transfer agent fees-Class B                          36,637
-----------------------------------------------------------
Transfer agent fees-Class C                          11,787
-----------------------------------------------------------
Registration and filing fees                         61,091
-----------------------------------------------------------
Other                                                71,023
-----------------------------------------------------------
    Total expenses                                  778,385
-----------------------------------------------------------
Less: Fees waived and reimbursed by advisor        (207,130)
-----------------------------------------------------------
   Expenses paid indirectly                            (853)
-----------------------------------------------------------
Net expenses                                        570,402
-----------------------------------------------------------
Net investment income (loss)                       (202,477)
-----------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                             935,968
-----------------------------------------------------------
  Foreign currencies                                 (9,786)
-----------------------------------------------------------
                                                    926,182
-----------------------------------------------------------
Change in net unrealized appreciation of:
  Investment securities                           6,895,666
-----------------------------------------------------------
  Foreign currencies                                  1,173
-----------------------------------------------------------
                                                  6,896,839
-----------------------------------------------------------
    Net gain from investment securities and
      foreign currencies                          7,823,021
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                     $7,620,544
-----------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the year ended October 31, 1999 and the period November 3, 1997 (date operations commenced) through October 31, 1998

                                                                 1999            1998
                                                              -----------     -----------
OPERATIONS:
  Net investment income (loss)                                $  (202,477)    $    30,244
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
  foreign currencies                                              926,182      (1,687,076)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
  securities and foreign currencies                             6,896,839         288,673
-----------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
     operations                                                 7,620,544      (1,368,159)
-----------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                         (43,024)             --
-----------------------------------------------------------------------------------------
  Class B                                                          (3,910)             --
-----------------------------------------------------------------------------------------
  Class C                                                            (898)             --
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      12,107,278       8,755,042
-----------------------------------------------------------------------------------------
  Class B                                                       7,604,535       3,340,169
-----------------------------------------------------------------------------------------
  Class C                                                       3,780,454         705,068
-----------------------------------------------------------------------------------------
    Net increase in net assets                                 31,064,979      11,432,120
-----------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                          11,432,120              --
-----------------------------------------------------------------------------------------
  End of period                                               $42,497,099     $11,432,120
-----------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Capital (par value and additional paid-in)                  $36,066,914     $12,781,818
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (7,889)         45,035
-----------------------------------------------------------------------------------------
  Undistributed net realized (loss) from investment
    securities and foreign currencies                            (747,438)     (1,683,406)
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          7,185,512         288,673
-----------------------------------------------------------------------------------------
                                                              $42,497,099     $11,432,120
-----------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

October 31, 1999
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Asian Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Fund may elect to use a portion of the proceeds of capital stock redemptions as distributions for Federal income tax purposes. Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
     On October 31, 1999, undistributed net investment income was increased by $197,385, undistributed net realized gains increased by $9,786 and paid-in capital decreased $207,171 as a result of differing book/tax treatment of foreign currency transactions and net operating loss reclassifications in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $350,698 as of October 31, 1999 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2006.
D. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
E. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
F. Expenses -- Distribution expenses and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million. Under the terms of a sub-advisory agreement between AIM and INVESCO Global Asset Management Limited ("IGAM"), AIM pays IGAM a fee at an annual rate of 0.20% of the first $500 million of the Fund's average daily net assets, plus 0.175% of the Fund's average daily net assets in excess of $500 million. During the year ended October 31, 1999, AIM waived fees of $207,130.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1999, AIM was paid $74,007 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 1999, AFS was paid $64,165 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $61,006, $64,087 and $20,619, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $43,007 from sales of the Class A shares of the Fund during the year ended October 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1999, AIM Distributors received $240,319 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1999, the Fund paid legal fees of $3,540 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES
During the year ended October 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $339 and $514, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $853 during the year ended October 31, 1999.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1999 was $53,369,215 and $31,161,990, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1999 is as follows:

Aggregate unrealized appreciation of
investment securities                        $  7,981,120
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (1,193,961)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $  6,787,159
---------------------------------------------------------
Cost of investments for tax purposes is $34,705,595.

NOTE 7-CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 1999 and 1998 were as follows:

                                                                        1999                        1998
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
Sold:
  Class A                                                      7,418,728   $ 73,010,343    2,150,231   $ 17,226,640
-------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,590,485     15,858,499      516,509      4,177,886
-------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,155,486     11,034,900      268,694      2,084,897
-------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                          5,228         39,837           --             --
-------------------------------------------------------------------------------------------------------------------
  Class B                                                            494          3,756           --             --
-------------------------------------------------------------------------------------------------------------------
  Class C                                                            118            897           --             --
-------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (6,066,544)   (60,942,902)  (1,146,303)    (8,471,598)
-------------------------------------------------------------------------------------------------------------------
  Class B                                                       (854,740)    (8,257,720)    (119,495)      (837,717)
-------------------------------------------------------------------------------------------------------------------
  Class C                                                       (774,549)    (7,255,343)    (178,645)    (1,379,829)
-------------------------------------------------------------------------------------------------------------------
                                                               2,474,706   $ 23,492,267    1,490,991   $ 12,800,279
-------------------------------------------------------------------------------------------------------------------

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A, Class B and Class C capital stock outstanding for the year ended October 31, 1999 and the period November 3, 1997 (date operations commenced) through October 31, 1998.

                                                                    CLASS A                 CLASS B                 CLASS C
                                                            -------------------     -------------------     -------------------
                                                            1999(A)      1998       1999(A)      1998       1999(A)      1998
                                                            -------     -------     -------     -------     -------     -------
Net asset value, beginning of period                        $ 7.69      $ 10.00     $ 7.63      $ 10.00     $ 7.61      $ 10.00
----------------------------------------------------------  -------     -------     -------     -------     ------      -------
Income from investment operations:
  Net investment income (loss)                               (0.03)        0.05      (0.13)       (0.01)     (0.13)       (0.01)
----------------------------------------------------------  -------     -------     -------     -------     ------      -------
  Net gains (losses) on securities (both realized and
    unrealized)                                               3.14        (2.36)      3.16        (2.36)      3.16        (2.38)
----------------------------------------------------------  -------     -------     -------     -------     ------      -------
        Total from investment operations                      3.11        (2.31)      3.03        (2.37)      3.03        (2.39)
----------------------------------------------------------  -------     -------     -------     -------     ------      -------
Less distributions:
  Dividends from net investment income                       (0.04)          --      (0.01)          --      (0.01)          --
----------------------------------------------------------  -------     -------     -------     -------     ------      -------
Net asset value, end of period                              $10.76      $  7.69     $10.65      $  7.63     $10.63      $  7.61
----------------------------------------------------------  -------     -------     -------     -------     ------      -------
Total return(b)                                              40.66%      (23.10)%    39.76%      (23.70)%    39.86%      (23.90)%
----------------------------------------------------------  -------     -------     -------     -------     ------      -------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $25,420     $ 7,716     $12,070     $ 3,030     $5,008      $   686
----------------------------------------------------------  -------     -------     -------     -------     ------      -------
Ratio of expenses to average net assets(c)                     1.92%(d)    1.92%(e)    2.79%(d)    2.80%(e)   2.79%(d)     2.80%(e)
----------------------------------------------------------  -------     -------     -------     -------     ------      -------
Ratio of net investment income (loss) to average net
  assets(f)                                                   (0.50)%(d)   0.70%(e)   (1.37)%(d)  (0.18)%(e) (1.37)%(d)   (0.18)%(e)
----------------------------------------------------------  -------     -------     -------     -------     ------      -------
Portfolio turnover rate                                         142%         79%        142%         79%       142%          79%
----------------------------------------------------------  -------     -------     -------     -------     ------      -------

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.72% and 4.88% (annualized) for Class A for 1999-1998, 3.59% (annualized) and 5.75% (annualized) for Class B for 1999-1998; and 3.59% (annualized) and 5.75% (annualized) for Class C for 1999-1998.
(d) Ratios are based on average net assets of $17,430,236, $6,408,688 and $2,061,860 for Class A, Class B and Class C, respectively.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (1.30)% and (2.27)% (annualized) for Class A for 1999-1998, (2.17)% and (3.15)% (annualized) for Class B for 1999-1998,
     (2.17)% and (3.15)% (annualized) for Class C for 1999-1998.

                     INDEPENDENT AUDITORS' REPORT

                     The Board of Directors and Shareholders of
                     AIM International Funds, Inc.

                     We have audited the accompanying statement of assets and liabilities of the AIM European Development Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 1999, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and the period November 3, 1997 (date operations commenced) through October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                       We conducted our audits in accordance with generally
                     accepted auditing standards. Those standards require that
                     we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                       In our opinion, the financial statements and financial
                     highlights referred to above present fairly, in all material respects, the financial position of the AIM European Development Fund as of October 31, 1999, the results of its operations for the year then ended, changes in its net assets and financial highlights for the year then ended and the period November 3, 1997 (date operations commenced) through October 31, 1998, in conformity with generally accepted accounting principles.


                     KPMG LLP

                     December 3, 1999
                     Houston, Texas

SCHEDULE OF INVESTMENTS

October 31, 1999

                                                     MARKET
                                       SHARES        VALUE
STOCKS & OTHER EQUITY
INTERESTS-93.25%

DENMARK-2.36%

Damgaard A/S (Computers-Software &
  Services)(a)                           15,000   $    795,964
--------------------------------------------------------------
De Sammensluttede Vognmaend A/S
  (Truckers)                              9,400        904,498
--------------------------------------------------------------
Vestas Wind Systems A/S
  (Manufacturing- Specialized)(a)        19,090      2,498,726
--------------------------------------------------------------
                                                     4,199,188
--------------------------------------------------------------

FINLAND-5.57%

JOT Automation Group Oyj
  (Manufacturing- Specialized)(a)       627,000      3,232,213
--------------------------------------------------------------
Nokia Oyj (Communications Equipment)     38,680      4,427,837
--------------------------------------------------------------
Perlos Oyj
  (Electronics-Semiconductors)(a)        81,400      1,335,935
--------------------------------------------------------------
Sonera Oyj
  (Telecommunications-Cellular/
  Wireless)                              30,850        926,611
--------------------------------------------------------------
                                                     9,922,596
--------------------------------------------------------------

FRANCE-21.34%

Accor S.A. (Lodging-Hotels)               4,200        945,583
--------------------------------------------------------------
Alstom (Engineering & Construction)       8,350        252,997
--------------------------------------------------------------
ALTEN (Computers-Software &
  Services)(a)                           20,000      2,186,160
--------------------------------------------------------------
Altran Technologies, S.A.
  (Services-Commercial & Consumer)        7,300      2,502,901
--------------------------------------------------------------
AXA (Insurance-Multi-Line)               16,750      2,363,088
--------------------------------------------------------------
Banque Nationale de Paris
  (Banks-Major Regional)                 20,100      1,765,708
--------------------------------------------------------------
Bertrand Faure S.A. (Auto Parts &
  Equipment)(a)                          13,000        785,040
--------------------------------------------------------------
BRICE (Retail-Specialty-Apparel)         12,200        798,338
--------------------------------------------------------------
Carrefour Supermarche S.A.
  (Retail-Food Chains)                   25,900      4,795,665
--------------------------------------------------------------
Galeries Lafayette
  (Retail-Department Stores)              9,600      1,413,955
--------------------------------------------------------------
GFI Informatique (Computers-Software
  & Services)                            24,400      2,181,952
--------------------------------------------------------------
Havas Advertising S.A.
  (Services-Advertising/ Marketing)       9,900      2,775,676
--------------------------------------------------------------
M6 Metropole Television
  (Broadcasting- Television, Radio &
  Cable)                                  9,400      2,571,210
--------------------------------------------------------------
NRJ S.A. (Broadcasting-Television,
  Radio & Cable)(a)                       6,600      2,055,285
--------------------------------------------------------------
Pinault-Printemps-Redoute S.A.
  (Retail-General Merchandise)            9,600      1,831,072
--------------------------------------------------------------
PSA Peugeot Citreon (Automobiles)         4,400        844,796
--------------------------------------------------------------
Renault S.A. (Automobiles)               15,000        776,413
--------------------------------------------------------------



                                                     MARKET
                                       SHARES        VALUE
FRANCE-(CONTINUED)

Societe Television Francaise 1
  (Broadcasting- Television, Radio &
  Cable)                                  7,900   $  2,476,736
--------------------------------------------------------------
Total Fina S.A.-Class B (Oil &
  Gas-Refining & Marketing)              23,438      3,168,609
--------------------------------------------------------------
Unilog S.A. (Services-Commercial &
  Consumer)(a)                           22,200      1,522,779
--------------------------------------------------------------
                                                    38,013,963
--------------------------------------------------------------

GERMANY-9.26%

Beate Uhse A.G. (Entertainment)(a)       79,650      1,441,287
--------------------------------------------------------------
Deutsche Bank A.G. (Banks-Major
  Regional)(a)                           24,000      1,721,995
--------------------------------------------------------------
EM.TV & Merchandising A.G.
  (Broadcasting- Television, Radio &
  Cable)                                 17,500        865,311
--------------------------------------------------------------
EM.TV & Merchandising A.G.-Rts.,
  expiring 11/12/99
  (Broadcasting-Television, Radio &
  Cable)                                 17,500            184
--------------------------------------------------------------
GPK A.G. (Services-Commercial &
  Consumer)(a)                           50,000      1,412,377
--------------------------------------------------------------
Kamps A.G. (Retail-Food Chains)          46,000      2,574,577
--------------------------------------------------------------
Mannesmann A.G.
  (Machinery-Diversified)                17,400      2,736,698
--------------------------------------------------------------
Porsche A.G.-Pfd. (Automobiles)             925      2,520,449
--------------------------------------------------------------
PrimaCom A.G.
  (Broadcasting-Television, Radio, &
  Cable)(a)                              23,500      1,169,406
--------------------------------------------------------------
Steag Hamatech A.G. (Manufacturing-
  Specialized)(a)                        48,200      1,196,728
--------------------------------------------------------------
Zapf Creation A.G. (Leisure
  Time-Products)(a)                      25,000        861,366
--------------------------------------------------------------
                                                    16,500,378
--------------------------------------------------------------

GREECE-1.87%

M.J. Maillis S.A. (Containers &
  Packaging-Paper)                       64,500      2,437,219
--------------------------------------------------------------
Panafon Hellenic Telecom S.A.-GDR
  (Telecommunications-Cellular/Wireless)
  (Acquired 11/20/98-04/23/99; Cost
  $765,458)(a)(b)                        71,200        890,000
--------------------------------------------------------------
                                                     3,327,219
--------------------------------------------------------------

IRELAND-2.59%

Bank of Ireland (Banks-Major
  Regional)                             106,000        828,574
--------------------------------------------------------------
CRH PLC (Construction-Cement &
  Aggregates)                            79,500      1,501,302
--------------------------------------------------------------
Esat Telecom Group PLC-ADR
  (Telecommunications-Long
  Distance)(a)                           35,000      1,566,250
--------------------------------------------------------------
Ryanair Holdings PLC-ADR
  (Airlines)(a)                          17,600        726,000
--------------------------------------------------------------
                                                     4,622,126
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
ISRAEL-0.45%

Partner Communications Co. Ltd.-ADR
  (Telecommunications-Cellular/Wireless)(a)    51,500 $    811,125
--------------------------------------------------------------

ITALY-0.43%

Credito Italiano S.p.A. (Banks-Major
  Regional)                             163,600        765,913
--------------------------------------------------------------

NETHERLANDS-6.92%

Aegon N.V. (Insurance Brokers)           18,400      1,698,640
--------------------------------------------------------------
CMG PLC (Computers-Software &
  Services)                              27,000      1,042,476
--------------------------------------------------------------
Detron Group N.V. (Communications
  Equipment)(a)                          56,000        706,978
--------------------------------------------------------------
Draka Holding N.V. (Metal
  Fabricators)(a)                         7,065        254,571
--------------------------------------------------------------
Equant N.V.
  (Computers-Networking)(a)              10,200        992,609
--------------------------------------------------------------
Exact Holding N.V.
  (Computers-Software & Services)(a)     30,000      1,129,902
--------------------------------------------------------------
GTI Holding N.V. (Engineering &
  Construction)                          68,200      1,381,184
--------------------------------------------------------------
Gucci Group N.V.-ADR-New York Shares
  (Textiles)                             20,900      1,687,675
--------------------------------------------------------------
Koninklijke (Royal) Philips
  Electronics N.V. (Electrical
  Equipment)                             18,020      1,848,399
--------------------------------------------------------------
Koninklijke Ahold N.V. (Retail-Food
  Chains)                                51,600      1,585,145
--------------------------------------------------------------
                                                    12,327,579
--------------------------------------------------------------

NORWAY-0.53%

Tomra Systems A.S.A. (Manufacturing-
  Specialized)                           24,500        936,365
--------------------------------------------------------------

SPAIN-4.30%

Banco Popular Espanol S.A.
  (Banks-Major Regional)                 12,400        834,907
--------------------------------------------------------------
Cortefiel S.A. (Retail-Department
  Stores)                                77,000      2,011,425
--------------------------------------------------------------
NH Hoteles, S.A. (Investment
  Management)(a)                        206,600      2,336,550
--------------------------------------------------------------
Telefonica S.A. (Telephone)(a)          150,900      2,482,918
--------------------------------------------------------------
                                                     7,665,800
--------------------------------------------------------------

SWEDEN-4.67%

Europolitan Holdings A.B.
  (Telecommunications-
  Cellular/Wireless)                     97,800      1,123,796
--------------------------------------------------------------
Framtidsfabriken A.B.
  (Computers-Software & Services)(a)     21,000        845,209
--------------------------------------------------------------
Hennes & Mauritz A.B.-Class B
  (Retail- Specialty-Apparel)            56,000      1,487,841
--------------------------------------------------------------
Modern Times Group MTG A.B.-Class B
  (Broadcasting-Television, Radio &
  Cable)(a)                              99,000      3,202,091
--------------------------------------------------------------
NetCom A.B.
  (Telecommunications-Cellular/
  Wireless)(a)                           20,800        863,716
--------------------------------------------------------------
Teligent A.B. (Communications
  Equipment)(a)                          82,000        792,680
--------------------------------------------------------------
                                                     8,315,333
--------------------------------------------------------------

SWITZERLAND-5.57%

Compagnie Financiere Richemont A.G.
  (Tobacco)                                 905      1,728,445
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
SWITZERLAND-(CONTINUED)

Fantastic Corp.-Ctfs.
  (Computers-Software & Services)(a)     20,000   $  1,409,747
--------------------------------------------------------------
Kudelski S.A. (Electronics-Component
  Distributors)(a)                          310      1,289,041
--------------------------------------------------------------
PubliGroupe S.A.
  (Services-Advertising/ Marketing)       2,800      2,053,125
--------------------------------------------------------------
Straumann A.G. (Health
  Care-Specialized Services)(a)           4,210      1,863,809
--------------------------------------------------------------
Zurich Allied A.G.
  (Insurance-Multi-Line)                  2,800      1,584,836
--------------------------------------------------------------
                                                     9,929,003
--------------------------------------------------------------

UNITED STATES-0.88%

UnitedGlobalCom Inc.-Class A
  (Broadcasting- Television, Radio &
  Cable)(a)                              18,000      1,566,000
--------------------------------------------------------------

UNITED KINGDOM-26.51%

Aggreko PLC (Services-Facilities &
  Environmental)                        292,000      1,466,636
--------------------------------------------------------------
AMEC PLC (Construction-Cement &
  Aggregates)                           250,000        881,649
--------------------------------------------------------------
ARM Holdings PLC (Electronics-
  Semiconductors)(a)                     28,000        795,481
--------------------------------------------------------------
Barclays PLC (Banks-Major Regional)      75,200      2,303,345
--------------------------------------------------------------
BP Amoco PLC (Oil & Gas-Refining &
  Marketing)                            165,600      1,607,713
--------------------------------------------------------------
British Sky Broadcasting Group PLC
  (Broadcasting-Television, Radio &
  Cable)                                172,000      1,848,001
--------------------------------------------------------------
British Telecommunications PLC
  (Communications Equipment)            107,000      1,941,263
--------------------------------------------------------------
Eidos PLC-ADR (Computers
  Software/Services)(a)                  43,500      3,036,844
--------------------------------------------------------------
eircom PLC (Telecommunication-Long
  Distance)(a)                          353,000      1,472,497
--------------------------------------------------------------
Granada Group PLC (Leisure
  Time-Products)                        115,800        915,760
--------------------------------------------------------------
Hays PLC (Services-Commercial &
  Consumer)                             186,000      2,129,915
--------------------------------------------------------------
Iceland Group PLC (Retail-Food
  Chains)                               171,000        813,904
--------------------------------------------------------------
J.D. Wetherspoon PLC (Leisure
  Time-Products)                        150,000        843,423
--------------------------------------------------------------
JJB Sports PLC (Retail-General
  Merchandise)                          125,000        939,192
--------------------------------------------------------------
Kewill Systems PLC
  (Computers-Software & Services)(a)    195,000      2,180,077
--------------------------------------------------------------
Kingston Communication (Hull) PLC
  (Telecommunications-Long
  Distance)(a)                          647,300      4,746,448
--------------------------------------------------------------
Logica PLC (Computer Software &
  Services)                              95,500      1,460,993
--------------------------------------------------------------
Matalan PLC (Retail-Discounters)        157,000      3,536,295
--------------------------------------------------------------
Nestor Healthcare Group PLC
  (Services- Commercial & Consumer)     177,000      1,732,211
--------------------------------------------------------------
Orange PLC (Telephone)(a)               142,000      3,541,622
--------------------------------------------------------------
Pace Micro Technology PLC
  (Communications Equipment)            524,000      2,354,072
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
UNITED KINGDOM-(CONTINUED)

Sage Group PLC (The)
(Computers-Software & Services)          43,850   $  2,250,047
--------------------------------------------------------------
Shell Transport & Trading Co.
  (Oil-International Integrated)        218,000      1,672,000
--------------------------------------------------------------
Vodafone AirTouch PLC
  (Telecommunications-
  Cellular/Wireless)                    595,000      2,768,418
--------------------------------------------------------------
                                                    47,237,806
--------------------------------------------------------------
    Total Stocks & Other Equity
      Interests (Cost $128,083,371)                166,140,394
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
MONEY MARKET FUNDS-6.01%

STIC Liquid Assets Portfolio(c)       5,351,762   $  5,351,762
--------------------------------------------------------------
STIC Prime Portfolio(c)               5,351,762      5,351,762
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $10,703,524)                                  10,703,524
--------------------------------------------------------------
TOTAL INVESTMENTS-99.26%                           176,843,918
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-0.74%                  1,316,649
--------------------------------------------------------------
NET ASSETS-100.00%                                $178,160,567
==============================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Ctfs. - Certificates
Pfd.  - Preferred
Rts.  - Rights

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933 as amended. The valuation of this security has been determined in accordance with procedures established by the Board of Directors. The market value of this security at 10/31/99 was $890,000 which represented 0.50% of the Fund's net assets.
(c) The security shares the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1999

ASSETS:
Investments, at market value (cost
$138,786,895)                                  $176,843,918
-----------------------------------------------------------
Foreign currencies, at value (cost
  $1,645,977)                                     1,648,250
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,975,354
-----------------------------------------------------------
  Capital stock sold                                550,867
-----------------------------------------------------------
  Dividends and interest                            304,844
-----------------------------------------------------------
Investment for deferred compensation plan             8,111
-----------------------------------------------------------
Other assets                                         54,409
-----------------------------------------------------------
    Total assets                                181,385,753
-----------------------------------------------------------
LIABILITIES:
Payables for:
  Investments purchased                           2,425,603
-----------------------------------------------------------
  Capital stock reacquired                          431,336
-----------------------------------------------------------
  Deferred compensation                               8,111
-----------------------------------------------------------
Accrued advisory fees                               138,587
-----------------------------------------------------------
Accrued administrative services fees                  4,110
-----------------------------------------------------------
Accrued directors' fees                               2,852
-----------------------------------------------------------
Accrued distribution fees                           101,932
-----------------------------------------------------------
Accrued transfer agent fees                          45,941
-----------------------------------------------------------
Accrued operating expenses                           66,714
-----------------------------------------------------------
    Total liabilities                             3,225,186
-----------------------------------------------------------
Net assets applicable to shares outstanding    $178,160,567
-----------------------------------------------------------
NET ASSETS:
Class A                                        $ 99,148,218
-----------------------------------------------------------
Class B                                        $ 67,074,079
-----------------------------------------------------------
Class C                                        $ 11,938,270
-----------------------------------------------------------
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Class A:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                     6,039,960
-----------------------------------------------------------
Class B:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                     4,140,854
-----------------------------------------------------------
Class C:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                       736,702
-----------------------------------------------------------
Class A:
  Net asset value and redemption price per
  share                                        $      16.42
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $16.42 divided
    by 94.50%)                                 $      17.38
-----------------------------------------------------------
Class B:
  Net asset value and offering price per
  share                                        $      16.20
-----------------------------------------------------------
Class C:
  Net asset value and offering price per
  share                                        $      16.21
-----------------------------------------------------------

STATEMENT OF OPERATIONS

For the year ended October 31, 1999

INVESTMENT INCOME:
Dividends (net of $260,349 foreign withholding
  tax)                                          $  1,625,502
------------------------------------------------------------
Interest                                             396,652
------------------------------------------------------------
    Total investment income                        2,022,154
------------------------------------------------------------

EXPENSES:
Advisory fees                                      1,607,698
------------------------------------------------------------
Administrative services fees                          75,332
------------------------------------------------------------
Custodian fees                                       237,707
------------------------------------------------------------
Directors' fees                                       10,764
------------------------------------------------------------
Distribution fees-Class A                            332,066
------------------------------------------------------------
Distribution fees-Class B                            625,126
------------------------------------------------------------
Distribution fees-Class C                            118,428
------------------------------------------------------------
Transfer agent fees-Class A                          261,250
------------------------------------------------------------
Transfer agent fees-Class B                          230,660
------------------------------------------------------------
Transfer agent fees-Class C                           43,698
------------------------------------------------------------
Other                                                201,279
------------------------------------------------------------
    Total expenses                                 3,744,008
------------------------------------------------------------
Less: Expenses paid indirectly                        (2,843)
------------------------------------------------------------
    Net expenses                                   3,741,165
------------------------------------------------------------
Net investment income (loss)                      (1,719,011)
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND
  FOREIGN CURRENCIES:
Net realized gain (loss) from:
  Investment securities                           (5,917,105)
------------------------------------------------------------
  Foreign currencies                                 122,677
------------------------------------------------------------
                                                  (5,794,428)
------------------------------------------------------------
Change in net unrealized appreciation of:
  Investment securities                           43,122,813
------------------------------------------------------------
  Foreign currencies                                   3,938
------------------------------------------------------------
                                                  43,126,751
------------------------------------------------------------
    Net gain from investment securities and
      foreign
      currencies                                  37,332,323
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                    $ 35,613,312
------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the year ended October 31, 1999 and the period November 3, 1997 (date operations commenced) through October 31, 1998

                                                                APRIL 30,        OCTOBER 31,
                                                                   1997              1996
OPERATIONS:

  Net investment income (loss)                                $   (1,719,011)   $     (481,507)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                            (5,794,428)       (6,005,211)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                  43,126,751        (5,080,217)
----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                  35,613,312       (11,566,935)
----------------------------------------------------------------------------------------------
Distribution from investment income -- Class A                       (80,229)               --
----------------------------------------------------------------------------------------------
Share transactions -- net:
    Class A                                                        2,449,615        82,027,769
----------------------------------------------------------------------------------------------
    Class B                                                        3,977,973        55,436,905
----------------------------------------------------------------------------------------------
    Class C                                                         (246,455)       10,548,612
----------------------------------------------------------------------------------------------
  Net increase in net assets                                      41,714,216       136,446,351
----------------------------------------------------------------------------------------------
NET ASSETS:

  Beginning of period                                            136,446,351                --
----------------------------------------------------------------------------------------------
  End of period                                               $  178,160,567    $  136,446,351
==============================================================================================
NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $  152,753,815    $  147,994,681
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                          (9,989)           19,453
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                            (12,629,793)       (6,487,566)
----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                             38,046,534        (5,080,217)
----------------------------------------------------------------------------------------------
                                                              $  178,160,567    $  136,446,351
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1999
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM European Development Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Fund may elect to use a portion of the proceeds of capital stock redemptions as distributions for Federal income tax purposes. Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
    On October 31, 1999, undistributed net investment income was increased by $1,769,798, undistributed net realized gains decreased by $347,799 and paid-in capital decreased by $1,421,999 as a result of differing book/tax treatment of foreign currency transactions and net operating reclassifications in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $12,347,306 as of October 31, 1999 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2007.
D. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
E. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
F. Expenses -- Distribution expenses and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million. Under the terms of a sub-advisory agreement between AIM and INVESCO Global Asset Management Limited ("IGAM"), AIM pays IGAM a fee at an annual rate of 0.20% of the first $500 million of the Fund's average daily net assets, plus 0.175% of the Fund's average daily net assets in excess of $500 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1999, AIM was paid $75,332 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 1999, AFS was paid $336,086 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund , pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $332,066, $625,126 and $118,428, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $143,067 from sales of the Class A shares of the Fund during the year ended October 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1999, AIM Distributors received $50,219 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1999, the Fund paid legal fees of $3,014 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $1,989 and $854, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $2,843 during the year ended October 31, 1999.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1999 was $201,019,098 and $192,916,235, respectively.

The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 1999 is as follows:

Aggregate unrealized appreciation of investment securities    $40,275,044
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (2,500,509)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $37,774,535
=========================================================================

Cost of investments for tax purposes is $139,069,383.

NOTE 7-CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 1999 and 1998 were as follows:

                                                                        1999                        1998
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
Sold:
  Class A                                                      7,243,646   $103,416,688   11,368,616   $156,555,432
-------------------------------------------------------------------------------------------------------------------
  Class B                                                      3,045,028     43,081,822    4,734,982     66,433,513
-------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,148,542     29,835,245    1,685,991     25,251,599
-------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                          5,672         76,739           --             --
-------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (7,125,444)  (101,043,812)  (5,452,530)   (74,527,663)
-------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,797,703)   (39,103,849)    (841,453)   (10,996,608)
-------------------------------------------------------------------------------------------------------------------
  Class C                                                     (2,160,106)   (30,081,700)    (937,724)   (12,702,987)
-------------------------------------------------------------------------------------------------------------------
                                                                 359,635   $  6,181,133   10,557,882   $150,013,286
===================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A, Class B and Class C capital stock outstanding during the year ended October 31, 1999 and the period November 3, 1997 (date operations commenced) through October 31, 1998.

                                                          CLASS A                     CLASS B                     CLASS C
                                                  -----------------------     -----------------------     -----------------------
                                                    1999          1998          1999          1998          1999          1998
                                                  ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period               $ 12.96       $ 10.00       $ 12.87       $ 10.00       $ 12.88       $10.00
------------------------------------------------   -------       -------       -------       -------       -------       ------
Income from investment operations:
 Net investment income (loss)                        (0.11)        (0.08)(a)     (0.22)        (0.18)(a)     (0.23)       (0.18)(a)
------------------------------------------------   -------       -------       -------       -------       -------       ------
 Net gains on securities (both realized and
   unrealized)                                        3.58          3.04          3.55          3.05          3.56         3.06
------------------------------------------------   -------       -------       -------       -------       -------       ------
       Total from investment operations               3.47          2.96          3.33          2.87          3.33         2.88
------------------------------------------------   -------       -------       -------       -------       -------       ------
Less distributions:
 Dividends from net investment income                (0.01)           --            --            --            --           --
------------------------------------------------   -------       -------       -------       -------       -------       ------
Net asset value, end of period                     $ 16.42       $ 12.96       $ 16.20       $ 12.87       $ 16.21       $12.88
================================================   =======       =======       =======       =======       =======       ======
Total return(b)                                      26.81%        29.60%        25.87%        28.70%        25.85%       28.80%
================================================   =======       =======       =======       =======       =======       ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $99,148       $76,686       $67,074       $50,121       $11,938       $9,639
================================================   =======       =======       =======       =======       =======       ======
Ratio of expenses to average net assets               1.88%(c)      1.98%(d)      2.63%(c)      2.72%(d)      2.63%(c)     2.72%(d)
================================================   =======       =======       =======       =======       =======       ======
Ratio of net investment income (loss) to average
 net assets                                          (0.69)%(c)    (0.58)%(e)    (1.44)%(c)    (1.32)%(e)    (1.44)%(c)   (1.32)%(e)
================================================   =======       =======       =======       =======       =======       ======
Portfolio turnover rate                                122%           93%          122%           93%          122%          93%
================================================   =======       =======       =======       =======       =======       ======

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average net assets of $94,875,922, $62,512,593 and $11,842,849, for Class A, Class B and Class C shares, respectively.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.15% (annualized), 2.89% (annualized) and 2.89% (annualized) for Class A, Class B and Class C, respectively, for 1998.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.75)% (annualized), (1.49)% (annualized) and (1.49)% (annualized) for Class A, Class B and Class C, respectively, for 1998.

                     INDEPENDENT AUDITORS' REPORT

                     The Board of Directors and Shareholders of
                     AIM International Funds, Inc.:

                     We have audited the accompanying statement of assets and liabilities of the AIM Global Aggressive Growth Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                       We conducted our audits in accordance with generally
                     accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                       In our opinion, the financial statements and financial
                     highlights referred to above present fairly, in all material respects, the financial position of AIM Global Aggressive Growth Fund as of October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended in conformity with generally accepted accounting principles.


                     KPMG LLP

                     December 3, 1999
                     Houston, Texas

SCHEDULE OF INVESTMENTS

October 31, 1999

                                                     MARKET
                                     SHARES          VALUE
DOMESTIC COMMON STOCKS-33.56%

BROADCASTING (TELEVISION, RADIO &
  CABLE)-1.41%

Hispanic Broadcasting Corp.(a)         144,100   $   11,672,100
---------------------------------------------------------------
UnitedGlobalCom Inc.-Class A(a)        157,100       13,667,700
---------------------------------------------------------------
                                                     25,339,800
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-10.15%

ANTEC Corp.(a)                         125,000        6,062,500
---------------------------------------------------------------
Comverse Technology, Inc.(a)           150,000       17,025,000
---------------------------------------------------------------
Dycom Industries, Inc.(a)              210,800        6,864,175
---------------------------------------------------------------
Harmonic, Inc.(a)                      500,000       29,687,500
---------------------------------------------------------------
JDS Uniphase Corp.(a)                  734,994      122,652,124
---------------------------------------------------------------
                                                    182,291,299
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.49%

Emulex Corp.(a)                        171,200       26,696,500
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.92%

Network Appliance, Inc.(a)              82,300        6,090,200
---------------------------------------------------------------
QLogic Corp.(a)                        100,000       10,412,500
---------------------------------------------------------------
                                                     16,502,700
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-1.86%

Citrix Systems, Inc.(a)                231,600       14,851,350
---------------------------------------------------------------
Concord Communications, Inc.(a)         88,400        4,591,275
---------------------------------------------------------------
VERITAS Software Corp.(a)              129,100       13,926,662
---------------------------------------------------------------
                                                     33,369,287
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.34%

Patterson Dental Co.(a)                133,550        6,018,097
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-1.39%

Cree Research, Inc.(a)                 150,000        6,403,125
---------------------------------------------------------------
Sanmina Corp.(a)                       136,700       12,311,544
---------------------------------------------------------------
Sawtek, Inc.(a)                        150,000        6,150,000
---------------------------------------------------------------
                                                     24,864,669
---------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.22%

Power-One, Inc.(a)                     200,000        4,000,000
---------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION)-0.38%

Alpha Industries, Inc.(a)              125,000        6,906,250
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-4.68%

ANADIGICS, Inc.(a)                     200,000        7,700,000
---------------------------------------------------------------
Dallas Semiconductor Corp.             115,000        6,770,625
---------------------------------------------------------------
Micrel, Inc.(a)                        195,800       10,646,625
---------------------------------------------------------------
Microchip Technology, Inc.(a)          225,000       14,990,625
---------------------------------------------------------------
PMC-Sierra, Inc.(a)                    154,700       14,580,475
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
ELECTRONICS (SEMICONDUCTORS)-(CONTINUED)

SDL, Inc.(a)                           130,000   $   16,030,625
---------------------------------------------------------------
Semtech Corp.(a)                       200,000        7,662,500
---------------------------------------------------------------
Vitesse Semiconductor Corp.(a)         122,000        5,596,750
---------------------------------------------------------------
                                                     83,978,225
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-0.76%

Alpharma, Inc.-Class A                 250,000        8,796,875
---------------------------------------------------------------
Medicis Pharmaceutical
  Corp.-Class A(a)                     160,100        4,883,050
---------------------------------------------------------------
                                                     13,679,925
---------------------------------------------------------------

HEALTH CARE (HOSPITAL
  MANAGEMENT)-0.18%

Province Healthcare Co.(a)             201,800        3,254,025
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.22%

Express Scripts, Inc.-Class A(a)        80,000        3,930,000
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.13%

ResMed, Inc.(a)                         80,000        2,770,000
---------------------------------------------------------------
Sybron International Corp.(a)          344,300        8,198,644
---------------------------------------------------------------
VISX, Inc.(a)                          150,000        9,384,375
---------------------------------------------------------------
                                                     20,353,019
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED
  SERVICES)-0.18%

Advance Paradigm, Inc.(a)               75,000        3,196,875
---------------------------------------------------------------

RESTAURANTS-0.95%

CEC Entertainment, Inc.(a)             450,000       14,428,125
---------------------------------------------------------------
Papa John's International,
  Inc.(a)                               68,200        2,548,975
---------------------------------------------------------------
                                                     16,977,100
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.18%

CDW Computer Centers, Inc.(a)          343,000       21,180,250
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.82%

Footstar, Inc.(a)                       94,500        3,307,500
---------------------------------------------------------------
O'Reilly Automotive, Inc.(a)           217,300        9,479,712
---------------------------------------------------------------
Tuesday Morning Corp.(a)                86,300        1,984,900
---------------------------------------------------------------
                                                     14,772,112
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-2.26%

American Eagle Outfitters,
  Inc.(a)                              130,000        5,565,625
---------------------------------------------------------------
AnnTaylor Stores Corp.(a)              128,900        5,486,306
---------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)         410,000        8,994,375
---------------------------------------------------------------
Pacific Sunwear of California(a)       414,750       12,520,266
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (SPECIALTY-APPAREL)-(CONTINUED)

Too Inc.(a)                            500,000   $    8,000,000
---------------------------------------------------------------
                                                     40,566,572
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.83%

Insight Enterprises, Inc.(a)           400,000       14,950,000
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.54%

Affiliated Computer Services,
  Inc.-Class A(a)                      149,100        5,665,800
---------------------------------------------------------------
Concord EFS, Inc.(a)                   599,407       16,221,452
---------------------------------------------------------------
NOVA Corp.(a)                          221,500        5,759,000
---------------------------------------------------------------
                                                     27,646,252
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.36%

Powerwave Technologies, Inc.(a)        100,000        6,506,250
---------------------------------------------------------------

TEXTILES (APPAREL)-0.31%

Quicksilver, Inc.(a)                   400,000        5,650,000
---------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $240,178,870)                           602,629,207
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-62.47%

AUSTRALIA-1.34%

Brambles Industries Ltd. (Air
  Freight)                             235,000        6,610,877
---------------------------------------------------------------
ERG Ltd. (Electrical Equipment)      3,098,000       12,213,004
---------------------------------------------------------------
TABCORP Holdings Ltd. (Leisure
  Time Products)                       828,000        5,250,121
---------------------------------------------------------------
                                                     24,074,002
---------------------------------------------------------------

BELGIUM-0.34%

UCB S.A.
  (Manufacturing-Diversified)          165,000        6,153,703
---------------------------------------------------------------

BRAZIL-1.53%

Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar-Pfd. GDR (Retail-Food
  Chains)                              277,419        6,068,541
---------------------------------------------------------------
Embratel Participacoes S.A.-ADR
  (Telephone)                          285,200        3,671,950
---------------------------------------------------------------
Petroleo Brasileiro
  S.A.-Petrobras-Pfd. (Oil &
  Gas-Exploration & Production)         70,200       11,166,547
---------------------------------------------------------------
Tele Centro Sul Participacoes
  S.A.-ADR (Telephone)                  63,700        3,806,075
---------------------------------------------------------------
Telesp Participacoes S.A.-ADR
  (Telephone)                          170,800        2,764,825
---------------------------------------------------------------
                                                     27,477,938
---------------------------------------------------------------

CANADA-4.10%

Biovail Corp. International
  (Health Care- Drugs-Generic &
  Other)(a)                            114,300        6,307,931
---------------------------------------------------------------
Celestica Inc. (Electronics-
  Semiconductors)(a)                   134,000        7,453,750
---------------------------------------------------------------
Cinar Films, Inc.-Class B
  (Entertainment)(a)                   126,000        2,189,250
---------------------------------------------------------------
C-MAC Industries, Inc.
  (Electronics- Component
  Distributors)(a)                     309,200        9,807,539
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
CANADA-(CONTINUED)

Dorel Industries Inc. (Household
  Furniture & Appliances)(a)           151,400   $    2,699,348
---------------------------------------------------------------
Four Seasons Hotels, Inc.
  (Lodging-Hotels)                     185,900        7,749,706
---------------------------------------------------------------
Intertape Polymer Group, Inc.
  (Chemicals- Specialty)               100,000        2,699,857
---------------------------------------------------------------
Onex Corp. (Investments)               138,000        2,601,032
---------------------------------------------------------------
Research in Motion Ltd.
  (Communications Equipment)           500,000       15,502,955
---------------------------------------------------------------
Rogers Cantel Mobile
  Communications Inc.
  (Telecommunications-
  Cellular/Wireless)(a)                 95,200        2,715,751
---------------------------------------------------------------
Sears Canada, Inc.
  (Retail-Department Stores)           323,000        7,130,001
---------------------------------------------------------------
Shaw Communications, Inc.
  (Broadcasting- Television,
  Radio & Cable)                       223,000        6,778,000
---------------------------------------------------------------
                                                     73,635,120
---------------------------------------------------------------

CHILE-0.07%

Madeco S.A.-ADR (Metal
  Fabricators)                         129,000        1,273,875
---------------------------------------------------------------

DENMARK-0.67%

Vestas Wind Systems A/S
  (Manufacturing- Specialized)(a)       92,500       12,107,501
---------------------------------------------------------------

FINLAND-0.98%

JOT Automation Group Oyj
  (Manufacturing- Specialized)(a)    1,553,000        8,005,785
---------------------------------------------------------------
Sonera Oyj
  (Telecommunications-Cellular/
  Wireless)                            320,000        9,611,529
---------------------------------------------------------------
                                                     17,617,314
---------------------------------------------------------------

FRANCE-4.89%

Altran Technologies, S.A.
  (Services- Commercial &
  Consumer)                             54,900       18,823,184
---------------------------------------------------------------
Bertrand Faure S.A. (Auto Parts &
  Equipment)(a)                        100,000        6,038,767
---------------------------------------------------------------
Business Objects S.A.-ADR
  (Computers- Software &
  Services)(a)                         100,000        7,200,000
---------------------------------------------------------------
Galeries Lafayette
  (Retail-Department Stores)            70,000       10,310,090
---------------------------------------------------------------
GFI Informatique
  (Computers-Software & Services)       67,000        5,991,425
---------------------------------------------------------------
Havas Advertising S.A.
  (Services-Advertising/
  Marketing)                            44,000       12,336,338
---------------------------------------------------------------
M6 Metropole Television
  (Broadcasting- Television,
  Radio & Cable)                        22,000        6,017,726
---------------------------------------------------------------
NRJ S.A.
  (Broadcasting-Television, Radio
  & Cable)(a)                           11,000        3,425,475
---------------------------------------------------------------
Societe Television Francaise 1
  (Broadcasting-Television, Radio
  & Cable)                              56,500       17,713,366
---------------------------------------------------------------
                                                     87,856,371
---------------------------------------------------------------

GERMANY-2.18%

EM.TV & Merchandising A.G.
  (Broadcasting- Television,
  Radio & Cable)                       170,000        8,405,879
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
GERMANY-(CONTINUED)

EM.TV & Merchandising A.G.-Rts.,
expiring 11/12/99
(Broadcasting-Television, Radio &
Cable)                                 170,000   $        1,788
---------------------------------------------------------------
Kamps A.G. (Retail-Food Chains)         70,000        3,917,834
---------------------------------------------------------------
Marschollek, Lautenschlaeger and
  Partner A.G.
  (Services-Commercial &
  Consumer)                             30,000        6,328,081
---------------------------------------------------------------
Porsche A.G.-Pfd. (Automobiles)          6,270       17,084,556
---------------------------------------------------------------
PrimaCom A.G.
  (Broadcasting-Television,
  Radio, & Cable)(a)                    67,000        3,334,052
---------------------------------------------------------------
                                                     39,072,190
---------------------------------------------------------------

GREECE-1.05%

M.J. Maillis S.A. (Containers &
  Packaging- Paper)                    210,000        7,935,132
---------------------------------------------------------------
Panafon Hellenic Telecom S.A.-GDR
  (Telecommunications-Cellular/Wireless)
  (Acquired 11/20/98-04/23/99;
  Cost $3,591,542)(a)(b)               341,200        4,265,000
---------------------------------------------------------------
Titan Cement (Construction-Cement
  & Aggregates)                         60,000        6,652,436
---------------------------------------------------------------
                                                     18,852,568
---------------------------------------------------------------

HONG KONG-2.99%

China Telecom Ltd.
  (Telecommunications-
  Cellular/Wireless)(a)              3,428,000       11,716,301
---------------------------------------------------------------
Cosco Pacific Ltd.
  (Financial-Diversified)           12,224,000        8,654,883
---------------------------------------------------------------
Dao Heng Bank Group Ltd. (Banks-
  Regional)(a)                       3,047,000       13,846,256
---------------------------------------------------------------
Esprit Holdings Ltd.
  (Retail-Stores)                    3,506,000        3,294,731
---------------------------------------------------------------
Hutchison Whampoa Ltd.
  (Retail-Food Chains)               1,615,000       16,216,321
---------------------------------------------------------------
                                                     53,728,492
---------------------------------------------------------------

HUNGARY-0.51%

Magyar Tavkozlesi Rt-ADR
  (Telecommunications-Long
  Distance)                            320,000        9,220,000
---------------------------------------------------------------

INDONESIA-0.55%

Gulf Indonesia Resources Ltd.
  (Oil- International
  Integrated)(a)                       606,600        4,814,887
---------------------------------------------------------------
PT Indofood Sukses Makmur Tbk
  (Foods)(a)                         4,247,000        5,018,337
---------------------------------------------------------------
                                                      9,833,224
---------------------------------------------------------------

IRELAND-0.96%

CRH PLC (Construction-Cement &
  Aggregates)                          490,000        9,253,306
---------------------------------------------------------------
Esat Telecom Group PLC-ADR
  (Telecommunications-Long
  Distance)(a)                         110,500        4,944,875
---------------------------------------------------------------
Ryanair Holdings PLC-ADR
  (Airlines)(a)                         72,200        2,978,250
---------------------------------------------------------------
                                                     17,176,431
---------------------------------------------------------------

ISRAEL-0.79%

Orbotech, Ltd.
  (Computers-Software &
  Services)(a)                         138,000       10,781,250
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
ISRAEL-(CONTINUED)

Partner Communications Co.
  Ltd.-ADR
  (Telecommunications-
  Cellular/Wireless)(a)                215,000   $    3,386,250
---------------------------------------------------------------
                                                     14,167,500
---------------------------------------------------------------

ITALY-1.47%

Banca Popolare di Brescia (Banks-
  Regional)                            314,000       13,296,334
---------------------------------------------------------------
Gruppo Editoriale L'Espresso
  (Publishing)                         600,000       13,034,899
---------------------------------------------------------------
                                                     26,331,233
---------------------------------------------------------------

JAPAN-9.55%

Bellsystem 24, Inc.
  (Services-Commercial &
  Consumer)                             42,000       40,285,838
---------------------------------------------------------------
Circle K Japan Co. Ltd.
  (Retail-Food Chains)                 244,200        9,790,955
---------------------------------------------------------------
Hokuto Corp. (Agricultural
  Products)                            240,750       14,201,837
---------------------------------------------------------------
Orix Corp.
  (Financial-Diversified)               27,600        3,706,297
---------------------------------------------------------------
Sanix Inc. (Services-Commercial &
  Consumer)                            108,600       10,104,264
---------------------------------------------------------------
Shohkoh Fund & Co. Ltd.
  (Financial- Diversified)              20,600       12,606,398
---------------------------------------------------------------
Softbank Corp.
  (Computers-Software &
  Services)(a)                          68,000       28,242,291
---------------------------------------------------------------
Trend Micro Inc.
  (Computers-Software &
  Services)(a)                         115,650       22,962,496
---------------------------------------------------------------
Yahoo Japan Corp.
  (Computers-Software &
  Services)(a)                           5,600       29,542,948
---------------------------------------------------------------
                                                    171,443,324
---------------------------------------------------------------

MEXICO-6.02%

Cemex S.A. de C.V.-ADR
  (Construction- Cement &
  Aggregates)(a)                       259,400        5,836,500
---------------------------------------------------------------
Cifra S.A. de C.V.
  (Retail-General Merchandise)(a)    5,300,000        8,102,964
---------------------------------------------------------------
Coca-Cola Femsa S.A.-ADR
  (Beverages- Non-Alcoholic)           566,300        7,857,412
---------------------------------------------------------------
Controladora Comercial Mexicana
  S.A. de C.V. (Retail-Department
  Stores)(c)                         5,079,000        4,204,768
---------------------------------------------------------------
Corporacion Interamericana de
  Entretenimiento S.A.
  (Entertainment)(a)                 3,288,144        8,891,497
---------------------------------------------------------------
Fomento Economico Mexicano, S.A.
  de C.V.-ADR
  (Beverages-Non-Alcoholic)            446,880       14,663,250
---------------------------------------------------------------
Grupo Financiero Banamex Accival,
  S.A. de C.V. (Banacci)
  (Financial-Diversified)(a)         2,368,000        5,923,079
---------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series
  C (Beverages-Alcoholic)            3,161,000        7,725,793
---------------------------------------------------------------
Grupo Televisa S.A.-GDR
  (Entertainment)(a)                   323,000       13,727,500
---------------------------------------------------------------
Kimberly-Clark de Mexico, S.A. de
  C.V.- Class A (Paper & Forest
  Products)                          2,014,000        6,451,503
---------------------------------------------------------------
Organizacion Soriana S.A. de C.V.
  (Retail- Department Stores)        1,776,000        6,575,725
---------------------------------------------------------------
Telefonos de Mexico S.A.-ADR
  (Telephone)                          142,000       12,141,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
MEXICO-(CONTINUED)

Tubos de Acero de Mexico S.A.-ADR
(Oil & Gas-Drilling & Equipment)       541,800   $    5,925,937
---------------------------------------------------------------
                                                    108,026,928
---------------------------------------------------------------

NETHERLANDS-2.43%

CMG PLC (Computers-Software &
  Services)                            267,000       10,308,933
---------------------------------------------------------------
Draka Holding N.V. (Metal
  Fabricators)(a)                       21,573          777,334
---------------------------------------------------------------
Getronics N.V.
  (Computers-Software & Services)      300,000       14,960,151
---------------------------------------------------------------
Gucci Group N.V.-New York Shares
  (Textiles)                           118,000        9,528,500
---------------------------------------------------------------
Nutreco Holding N.V.
  (Agricultural Products)              235,000        8,035,032
---------------------------------------------------------------
                                                     43,609,950
---------------------------------------------------------------

NORWAY-1.45%

Merkantildata A.S.A
  (Services-Commercial &
  Consumer)                            872,000        7,387,477
---------------------------------------------------------------
Tomra Systems A.S.A.
  (Manufacturing- Specialized)         486,000       18,574,431
---------------------------------------------------------------
                                                     25,961,908
---------------------------------------------------------------

PHILIPPINES-0.35%

International Container Terminal
  Services, Inc. (Air Freight)(a)    6,112,500          586,861
---------------------------------------------------------------
SM Prime Holdings, Inc. (Land
  Development)                      32,000,000        5,665,835
---------------------------------------------------------------
                                                      6,252,696
---------------------------------------------------------------

SINGAPORE-1.98%

Datacraft Asia Ltd.
  (Communications Equipment)           834,500        3,838,700
---------------------------------------------------------------
DBS Group Holdings Ltd.
  (Banks-Money Center)(a)              640,813        7,245,615
---------------------------------------------------------------
Keppel Corp. Ltd. (Engineering &
  Construction)                      1,939,000        5,271,113
---------------------------------------------------------------
Keppel Land Ltd. (Land
  Development)                       3,413,000        4,823,811
---------------------------------------------------------------
NatSteel Ltd. (Iron & Steel)         3,946,000        6,597,630
---------------------------------------------------------------
Singapore Press Holdings Ltd.
  (Publishing- Newspapers)             459,000        7,867,625
---------------------------------------------------------------
                                                     35,644,494
---------------------------------------------------------------

SOUTH AFRICA-0.41%

Dimension Data Holdings Ltd.
  (Computers- Software &
  Services)(a)                       1,519,563        7,372,076
---------------------------------------------------------------

SOUTH KOREA-2.80%

Hyundai Motor Co. Ltd.
  (Automobiles)(a)                     213,000        3,746,811
---------------------------------------------------------------
Korea Electric Power Corp.-ADR
  (Electric Companies)                 486,600        7,663,950
---------------------------------------------------------------
Korea Telecom Corp.-ADR
  (Telephone)(a)                       274,500        9,676,125
---------------------------------------------------------------
L.G. Chemical Ltd.
  (Chemicals-Specialty)                357,000       10,803,752
---------------------------------------------------------------
Pohang Iron & Steel Co. Ltd.-ADR
  (Iron & Steel)                       301,900       10,075,913
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SOUTH KOREA-(CONTINUED)

Samsung Electronics
  (Electronics-Component
  Distributors)                         50,000   $    8,336,807
---------------------------------------------------------------
                                                     50,303,358
---------------------------------------------------------------

SPAIN-1.27%

Cortefiel S.A. (Retail-Department
  Stores)                              155,000        4,048,972
---------------------------------------------------------------
Mapfre Vida S.A.
  (Insurance-Life/Health)              158,000        4,125,677
---------------------------------------------------------------
NH Hotels S.A. (Investment
  Management)(a)                     1,287,000       14,555,375
---------------------------------------------------------------
                                                     22,730,024
---------------------------------------------------------------

SWEDEN-2.15%

Assa Abloy A.B.-Class B (Metal
  Fabricators)                         920,000       10,235,895
---------------------------------------------------------------
Europolitan Holdings A.B.
  (Telecommunications-
  Cellular/Wireless)                   484,200        5,563,825
---------------------------------------------------------------
Framtidsfabriken A.B.
  (Computers-Software &
  Services)(a)                          86,000        3,461,333
---------------------------------------------------------------
Modern Times Group A.B.-Class B
  (Broadcasting-Television, Radio
  & Cable)(a)                          469,000       15,169,504
---------------------------------------------------------------
NetCom A.B.
  (Telecommunications-Cellular/
  Wireless)(a)                         102,600        4,260,445
---------------------------------------------------------------
                                                     38,691,002
---------------------------------------------------------------

SWITZERLAND-0.73%

Kudelski S.A.
  (Electronics-Component
  Distributors)(a)                       1,220        5,072,998
---------------------------------------------------------------
PubliGroupe S.A.
  (Services-Advertising/
  Marketing)                            11,000        8,065,849
---------------------------------------------------------------
                                                     13,138,847
---------------------------------------------------------------

TAIWAN-1.45%

Compal Electronics, Inc.
  (Computers- Hardware)              2,801,000        9,404,366
---------------------------------------------------------------
Far Eastern Textile Ltd.
  (Chemicals- Diversified)           5,641,040        7,718,195
---------------------------------------------------------------
Taiwan Semiconductor
  Manufacturing Co.
  (Electronics-Semiconductors)(a)    2,021,000        8,983,638
---------------------------------------------------------------
                                                     26,106,199
---------------------------------------------------------------

THAILAND-0.70%

Advanced Info Service Public Co.
  Ltd. (Telephone)(a)                  569,000        6,632,561
---------------------------------------------------------------
Siam Commercial Bank PLC, 5.25%
  Pfd. (Banks-Regional)(a)           5,189,000        5,880,553
---------------------------------------------------------------
                                                     12,513,114
---------------------------------------------------------------

UNITED KINGDOM-6.76%

Aggreko PLC (Services-Facilities
  & Environmental)                   1,000,000        5,022,726
---------------------------------------------------------------
AMEC PLC (Construction-Cement &
  Aggregates)                          678,000        2,391,031
---------------------------------------------------------------
ARM Holdings PLC (Electronics-
  Semiconductors)(a)                   112,000        3,181,925
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
UNITED KINGDOM-(CONTINUED)

Avis Europe PLC
(Services-Commercial &
Consumer)(c)                         1,484,550   $    6,345,947
---------------------------------------------------------------
Cattles PLC (Consumer Finance)       1,020,000        4,779,399
---------------------------------------------------------------
Compass Group PLC
  (Services-Commercial &
  Consumer)                            670,000        7,182,086
---------------------------------------------------------------
Eidos PLC-ADR (Computer Software/
  Services)(a)                         216,000       15,079,500
---------------------------------------------------------------
Iceland Group PLC (Retail-Food
  Chains)                              862,000        4,102,835
---------------------------------------------------------------
J.D. Wetherspoon PLC (Leisure
  Time- Products)                    1,000,000        5,622,822
---------------------------------------------------------------
Logica PLC (Computer Software &
  Services)                            775,000       11,856,222
---------------------------------------------------------------
Matalan PLC (Retail-Discounters)       160,000        3,603,867
---------------------------------------------------------------
Mayflower Corp. PLC (The) (Auto
  Parts & Equipment)                 2,240,000        7,733,846
---------------------------------------------------------------
Nestor Healthcare Group PLC
  (Services- Commercial &
  Consumer)                            300,000        2,935,952
---------------------------------------------------------------
Pace Micro Technology PLC
  (Communications Equipment)         1,360,000        6,109,804
---------------------------------------------------------------
Provident Financial PLC (Consumer
  Finance)                             964,912       10,779,668
---------------------------------------------------------------
Sage Group PLC (The)
  (Computers-Software & Services)      369,150       18,941,958
---------------------------------------------------------------
Stagecoach Holdings PLC
  (Shipping)                         1,980,000        5,631,700
---------------------------------------------------------------
                                                    121,301,288
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $778,989,784)                               1,121,672,670
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
U.S. DOLLAR DENOMINATED
CONVERTIBLE BONDS & NOTES-0.27%

MANUFACTURING (DIVERSIFIED)-0.27%

Shanghai Industrial Investment
  Trust Co. (United Kingdom),
  Conv. Gtd. Bonds, 1.00%,
  02/24/03 (Acquired 03/05/98-
  03/09/98; Cost $5,218,750)(b)    $ 5,000,000   $    4,762,500
---------------------------------------------------------------

                                     SHARES
MONEY MARKET FUNDS-4.34%

STIC Liquid Assets Portfolio(d)     38,938,805       38,938,805
---------------------------------------------------------------
STIC Prime Portfolio(d)             38,938,805       38,938,805
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $77,877,610)                             77,877,610
---------------------------------------------------------------
TOTAL INVESTMENTS-100.64%                         1,806,941,987
---------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(0.64%)                                    (11,446,930)
---------------------------------------------------------------
NET ASSETS-100.00%                               $1,795,495,057
===============================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
GDR   - Global Depositary Receipt
Gtd.  - Guaranteed
Pfd.  - Preferred
Rts.  - Rights

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of this security has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 10/31/99 was $9,027,500, which represented 0.50% of the Fund's net assets.
(c) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(d) The security shares the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1999

ASSETS:

Investments, at market value (cost
  $1,102,265,014))                           $ 1,806,941,987
------------------------------------------------------------
Foreign currencies, at value (cost
  $12,540,812))                                   12,603,459
------------------------------------------------------------
Receivables for:
  Investments sold                                 2,533,659
------------------------------------------------------------
  Capital stock sold                               1,489,698
------------------------------------------------------------
  Dividends and interest                           1,340,732
------------------------------------------------------------
  Foreign exchange contracts                          11,893
------------------------------------------------------------
Investment for deferred compensation plan             36,447
------------------------------------------------------------
Other assets                                          46,712
------------------------------------------------------------
    Total assets                               1,825,004,587
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           22,853,421
------------------------------------------------------------
  Capital stock reacquired                         2,845,059
------------------------------------------------------------
  Deferred compensation                               36,447
------------------------------------------------------------
  Foreign exchange contracts                           1,869
------------------------------------------------------------
Accrued advisory fees                              1,282,152
------------------------------------------------------------
Accrued administrative services fees                  12,779
------------------------------------------------------------
Accrued directors' fees                                4,950
------------------------------------------------------------
Accrued distribution fees                          1,364,737
------------------------------------------------------------
Accrued transfer agent fees                          671,017
------------------------------------------------------------
Accrued operating expenses                           437,099
------------------------------------------------------------
    Total liabilities                             29,509,530
------------------------------------------------------------
Net assets applicable to shares outstanding  $ 1,795,495,057
============================================================

NET ASSETS:

Class A                                      $   852,198,373
============================================================
Class B                                      $   926,971,942
============================================================
Class C                                      $    16,324,742
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     38,827,789
============================================================
Class B:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     43,427,805
============================================================
Class C:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                        764,714
============================================================
Class A:
  Net asset value and redemption price per
    share                                    $         21.95
------------------------------------------------------------
  Offering price per share:
    (Net asset value $21.95 / 95.25%)        $         23.04
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         21.35
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         21.35
============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1999

INVESTMENT INCOME:

Dividends (net of $1,233,796 foreign
  withholding tax)                              $   9,907,460
-------------------------------------------------------------
Interest                                            5,073,170
-------------------------------------------------------------
    Total investment income                        14,980,630
-------------------------------------------------------------

EXPENSES:

Advisory fees                                      15,416,368
-------------------------------------------------------------
Administrative services fees                          127,117
-------------------------------------------------------------
Custodian fees                                      1,206,826
-------------------------------------------------------------
Directors' fees                                        25,466
-------------------------------------------------------------
Distribution fees-Class A                           4,209,929
-------------------------------------------------------------
Distribution fees-Class B                           8,987,826
-------------------------------------------------------------
Distribution fees-Class C                             140,985
-------------------------------------------------------------
Transfer agent fees-Class A                         2,565,991
-------------------------------------------------------------
Transfer agent fees-Class B                         3,267,402
-------------------------------------------------------------
Transfer agent fees-Class C                            64,107
-------------------------------------------------------------
Other                                                 830,046
-------------------------------------------------------------
    Total expenses                                 36,842,063
-------------------------------------------------------------
Less: Expenses paid indirectly                        (61,092)
-------------------------------------------------------------
    Net expenses                                   36,780,971
-------------------------------------------------------------
Net investment income (loss)                      (21,800,341)
-------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                           197,468,014
-------------------------------------------------------------
  Foreign currencies                               (1,896,989)
-------------------------------------------------------------
                                                  195,571,025
-------------------------------------------------------------
Change in net unrealized appreciation of:
  Investment securities                           394,282,624
-------------------------------------------------------------
  Foreign currencies                                    8,398
-------------------------------------------------------------
                                                  394,291,022
-------------------------------------------------------------
    Net gain from investment securities and
      foreign
      currencies                                  589,862,047
-------------------------------------------------------------
Net increase in net assets resulting from
  operations                                    $ 568,061,706
=============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1999 and 1998

                                                                   1999              1998
                                                              --------------    --------------
OPERATIONS:

  Net investment income (loss)                                $  (21,800,341)   $  (19,250,738)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   195,571,025         8,287,562
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
investment securities and foreign currencies                     394,291,022      (163,765,028)
----------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets resulting
  from operations                                                568,061,706      (174,728,204)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (361,902,444)     (230,924,075)
----------------------------------------------------------------------------------------------
  Class B                                                       (307,272,112)     (195,608,768)
----------------------------------------------------------------------------------------------
  Class C                                                         (1,457,883)       10,146,858
----------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets                  (102,570,733)     (591,114,189)
----------------------------------------------------------------------------------------------


NET ASSETS:

Beginning of period                                            1,898,065,790     2,489,179,979
----------------------------------------------------------------------------------------------
End of period                                                 $1,795,495,057    $1,898,065,790
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $  992,683,210    $1,684,292,210
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                     (13,357,764)      (10,598,077)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                            111,551,104       (85,955,828)
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           704,618,507       310,327,485
----------------------------------------------------------------------------------------------
                                                              $1,795,495,057    $1,898,065,790
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1999
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Aggressive Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is above-average long-term growth of capital.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions
   -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Fund may elect to use a portion of the proceeds of capital stock redemptions as distributions for Federal income tax purposes. Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
     On October 31, 1999, undistributed net investment income was increased by $19,040,654, undistributed net realized gains increased by $1,935,907 and paid-in capital decreased by $20,976,561 as a result of differing book/tax treatment of foreign currency transactions and net operating loss reclassifications in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
E. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
F. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
G. Expenses -- Distribution expenses and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the first $1 billion of the Fund's average daily net assets, plus 0.85% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1999, AIM was paid $127,117 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 1999, AFS was paid $3,367,288 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $4,209,929, $8,987,826 and $140,985, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $267,534 from sales of the Class A shares of the Fund during the year ended October 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1999, AIM Distributors received $101,594 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1999, the Fund paid legal fees of $6,959 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $21,196 and $39,896, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $61,092 during the year ended October 31, 1999.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1999 was $980,253,634 and $1,451,494,862, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 1999 is as follows:

Aggregate unrealized appreciation of investment securities    $727,202,713
--------------------------------------------------------------------------
Aggregate unrealized appreciation (depreciation) of
  investment securities                                        (35,792,955)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $691,409,758
==========================================================================

Cost of investments for tax purposes is $1,115,532,229.

NOTE 7-CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 1999 and 1998 were as follows:

                                                                   1999                             1998
                                                       -----------------------------   ------------------------------
                                                         SHARES          AMOUNT           SHARES          AMOUNT
                                                       -----------   ---------------   ------------   ---------------
Sold:
  Class A                                               44,392,973   $   788,784,876     98,887,924   $ 1,735,509,689
---------------------------------------------------------------------------------------------------------------------
  Class B                                                2,884,425        50,807,802      8,273,209       143,682,325
---------------------------------------------------------------------------------------------------------------------
  Class C                                                  812,924        14,207,396        839,541        14,593,832
---------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
Reacquired:
  Class A                                              (64,640,003)   (1,150,687,320)  (111,697,312)   (1,966,433,764)
---------------------------------------------------------------------------------------------------------------------
  Class B                                              (20,494,580)     (358,079,914)   (20,304,373)     (339,291,093)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                 (897,630)      (15,665,279)      (265,144)       (4,446,974)
---------------------------------------------------------------------------------------------------------------------
                                                       (37,941,891)  $  (670,632,439)   (24,266,155)  $  (416,385,985)
=====================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and Class B capital stock outstanding during each of the years in the five-year period ended October 31, 1999 and for a share of Class C capital stock outstanding during each of the years in the two-year period ended October 31, 1999 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                       CLASS A
                                                              ----------------------------------------------------------
                                                                1999        1998         1997         1996        1995
                                                              --------    --------    ----------    --------    --------
Net asset value, beginning of period                          $  15.87    $  17.28    $    15.76    $  13.09    $  10.22
------------------------------------------------------------  --------    --------    ----------    --------    --------
Income from investment operations:
  Net investment income (loss)                                   (0.17)(a)   (0.10)(a)     (0.15)(a)   (0.09)(a)   (0.09)(a)
------------------------------------------------------------  --------    --------    ----------    --------    --------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   6.25       (1.31)         1.67        2.81        2.96
------------------------------------------------------------  --------    --------    ----------    --------    --------
        Total from investment operations                          6.08       (1.41)         1.52        2.72        2.87
------------------------------------------------------------  --------    --------    ----------    --------    --------
Less distributions:
  Distributions from net realized gains                             --          --            --       (0.05)         --
------------------------------------------------------------  --------    --------    ----------    --------    --------
Net asset value, end of period                                $  21.95    $  15.87    $    17.28    $  15.76    $  13.09
============================================================  ========    ========    ==========    ========    ========
Total return(b)                                                  38.31%      (8.16)%        9.65%      20.83%      28.08%
============================================================  ========    ========    ==========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $852,198    $937,587    $1,242,505    $919,319    $186,029
============================================================  ========    ========    ==========    ========    ========
Ratio of expenses to average net assets                           1.80%(c)    1.75%         1.75%       1.83%       2.11%
============================================================  ========    ========    ==========    ========    ========
Ratio of net investment income (loss) to average net assets      (0.95)%(c)  (0.55)%       (0.88)%     (0.62)%     (0.68)%
============================================================  ========    ========    ==========    ========    ========
Portfolio turnover rate                                             60%         50%           57%         44%         64%
============================================================  ========    ========    ==========    ========    ========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average net assets of $841,985,823.

                                                               CLASS B                                        CLASS C
                                       -------------------------------------------------------     -----------------------------
                                         1999        1998        1997        1996       1995        1999        1998      1997
                                       --------    --------   ----------   --------   --------     -------     -------   -------
Net asset value, beginning of period   $  15.52    $  17.00   $    15.58   $  13.02   $  10.21     $ 15.52     $ 17.00   $ 18.39
-------------------------------------  --------    --------   ----------   --------   --------     -------     -------   -------
Income from investment operations:
  Net investment income (loss)            (0.27)(a)   (0.19)(a)    (0.24)(a)  (0.17)(a)  (0.14)(a)   (0.27)(a)   (0.19)(a) (0.04)(a)
-------------------------------------  --------    --------   ----------   --------   --------     -------     -------   -------
  Net gains (losses) on securities
    (both realized and unrealized)         6.10       (1.29)        1.66       2.78       2.95        6.10       (1.29)    (1.35)
-------------------------------------  --------    --------   ----------   --------   --------     -------     -------   -------
        Total from investment
          operations                       5.83       (1.48)        1.42       2.61       2.81        5.83       (1.48)    (1.39)
-------------------------------------  --------    --------   ----------   --------   --------     -------     -------   -------
Less distributions:
  Distributions from net realized
    gains                                    --          --           --      (0.05)        --          --          --        --
-------------------------------------  --------    --------   ----------   --------   --------     -------     -------   -------
Net asset value, end of period         $  21.35    $  15.52   $    17.00   $  15.58   $  13.02     $ 21.35     $ 15.52   $ 17.00
=====================================  ========    ========   ==========   ========   ========     =======     =======   =======
Total return(b)                           37.56%      (8.71)%       9.11%     20.09%     27.52%      37.56%      (8.71)%   (7.56)%
=====================================  ========    ========   ==========   ========   ========     =======     =======   =======
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $926,972    $947,293   $1,241,999   $807,215   $118,199     $16,325     $13,186   $ 4,676
=====================================  ========    ========   ==========   ========   ========     =======     =======   =======
Ratio of expenses to average net
  assets                                   2.37%(c)    2.32%        2.30%      2.37%      2.62%       2.37%(c)    2.34%     2.36%(d)
=====================================  ========    ========   ==========   ========   ========     =======     =======   =======
Ratio of net investment income (loss)
  to average net assets                   (1.52)%(c)  (1.11)%      (1.44)%    (1.16)%    (1.19)%   (1.52)%(c)   (1.13)%  (1.50)%(d)
=====================================  ========    ========   ==========   ========   ========     =======     =======   =======
Portfolio turnover rate                      60%         50%          57%        44%        64%         60%         50%       57%
=====================================  ========    ========   ==========   ========   ========     =======     =======   =======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average net assets of $898,782,589 and $14,098,451 for Class B and Class C, respectively.
(d) Annualized.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Directors and Shareholders of
                       AIM International Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of AIM Global Growth Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Global Growth Fund as of October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended in conformity with generally accepted accounting principles.


                       KPMG LLP

                       December 3, 1999
                       Houston, Texas

SCHEDULE OF INVESTMENTS

October 31, 1999

                                                     MARKET
                                       SHARES        VALUE
DOMESTIC COMMON STOCKS-37.74%

BANKS (MONEY CENTER)-0.54%

Chase Manhattan Corp. (The)              52,500   $  4,587,187
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-2.63%

Adelphia Communications Corp.(a)         64,500      3,523,312
--------------------------------------------------------------
AT&T Corp. - Liberty Media
  Group-Class A(a)                      107,300      4,258,469
--------------------------------------------------------------
Clear Channel Communications,
  Inc.(a)                                57,000      4,581,375
--------------------------------------------------------------
Comcast Corp.-Class A                   115,700      4,873,862
--------------------------------------------------------------
Infinity Broadcasting Corp.-Class
  A(a)                                  145,000      5,011,562
--------------------------------------------------------------
                                                    22,248,580
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-2.85%

Comverse Technology, Inc.(a)             61,800      7,014,300
--------------------------------------------------------------
General Instrument Corp.(a)              91,500      4,923,844
--------------------------------------------------------------
JDS Uniphase Corp.(a)                    47,192      7,875,165
--------------------------------------------------------------
Motorola, Inc.                           43,600      4,248,275
--------------------------------------------------------------
                                                    24,061,584
--------------------------------------------------------------

COMPUTERS (HARDWARE)-1.48%

Dell Computer Corp.(a)                   93,500      3,751,687
--------------------------------------------------------------
Sun Microsystems, Inc.(a)                83,000      8,782,437
--------------------------------------------------------------
                                                    12,534,124
--------------------------------------------------------------

COMPUTERS (NETWORKING)-1.11%

Cisco Systems, Inc.(a)                  126,900      9,390,600
--------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.71%

EMC Corp.(a)                            131,400      9,592,200
--------------------------------------------------------------
Lexmark International Group,
  Inc.-Class A(a)                        62,000      4,839,875
--------------------------------------------------------------
                                                    14,432,075
--------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-4.82%

America Online, Inc.(a)(b)               64,000      8,300,000
--------------------------------------------------------------
Intuit, Inc.(a)                         127,500      3,713,437
--------------------------------------------------------------
Microsoft Corp.(a)                       87,600      8,108,475
--------------------------------------------------------------
Novell, Inc.(a)                         188,500      3,781,781
--------------------------------------------------------------
Unisys Corp.(a)                         108,000      2,619,000
--------------------------------------------------------------
VERITAS Software Corp.(a)                91,000      9,816,625
--------------------------------------------------------------
Yahoo! Inc.(a)                           24,500      4,387,031
--------------------------------------------------------------
                                                    40,726,349
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-1.17%

Conexant Systems, Inc.(a)                53,000      4,948,875
--------------------------------------------------------------
Sanmina Corp.(a)                         55,000      4,953,438
--------------------------------------------------------------
                                                     9,902,313
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-2.94%

Intel Corp.                             116,000      8,982,750
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
ELECTRONICS (SEMICONDUCTORS)-(CONTINUED)

LSI Logic Corp.(a)                       71,000   $  3,776,313
--------------------------------------------------------------
Texas Instruments, Inc.                  62,000      5,564,500
--------------------------------------------------------------
Xilinx, Inc.(a)                          82,500      6,486,563
--------------------------------------------------------------
                                                    24,810,126
--------------------------------------------------------------

ENTERTAINMENT-0.63%

Time Warner Inc.                         76,500      5,331,094
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.57%

Fannie Mae                              100,000      7,075,000
--------------------------------------------------------------
Freddie Mac                             115,000      6,217,188
--------------------------------------------------------------
                                                    13,292,188
--------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-3.43%

American Home Products Corp.            125,500      6,557,375
--------------------------------------------------------------
Bristol-Myers Squibb Co.                113,600      8,725,900
--------------------------------------------------------------
Johnson & Johnson                        84,000      8,799,000
--------------------------------------------------------------
Warner-Lambert Co.                       62,000      4,948,375
--------------------------------------------------------------
                                                    29,030,650
--------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-1.04%

Pfizer, Inc.                            222,900      8,804,550
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.90%

Guidant Corp.                           154,400      7,623,500
--------------------------------------------------------------

INSURANCE (MULTI-LINE)-1.08%

American International Group, Inc.       88,750      9,135,703
--------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.57%

Morgan Stanley, Dean Witter,
  Discover & Co.                         44,000      4,853,750
--------------------------------------------------------------

LODGING-HOTELS-0.48%

Carnival Corp.                           90,600      4,031,700
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.80%

Tyco International Ltd.                 170,000      6,789,375
--------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-1.56%

Home Depot, Inc. (The)                  114,000      8,607,000
--------------------------------------------------------------
Lowe's Companies, Inc.                   82,900      4,559,500
--------------------------------------------------------------
                                                    13,166,500
--------------------------------------------------------------

RETAIL (COMPUTERS &
  ELECTRONICS)-0.49%

Best Buy Co., Inc.(a)                    75,200      4,178,300
--------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.31%

Kroger Co. (The)(a)                     125,000      2,601,563
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
RETAIL (GENERAL MERCHANDISE)-2.15%

Costco Wholesale Corp.(a)                54,000   $  4,336,875
--------------------------------------------------------------
Dayton Hudson Corp.                      68,900      4,452,663
--------------------------------------------------------------
Wal-Mart Stores, Inc.                   164,900      9,347,769
--------------------------------------------------------------
                                                    18,137,307
--------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.72%

Gap, Inc. (The)                          75,750      2,812,219
--------------------------------------------------------------
Intimate Brands, Inc.                    79,170      3,245,970
--------------------------------------------------------------
                                                     6,058,189
--------------------------------------------------------------

SERVICES
  (ADVERTISING/MARKETING)-0.63%

Outdoor Systems, Inc.(a)                125,000      5,296,875
--------------------------------------------------------------
SERVICES (DATA PROCESSING)-0.74%
Fiserv, Inc.(a)                         195,000      6,240,000
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.57%

Nextel Communications, Inc.-Class
  A(a)                                   55,600      4,792,025
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.82%

MCI WorldCom, Inc.(a)(b)                 80,400      6,899,325
--------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $227,333,243)                          318,955,532
--------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-54.81%

AUSTRALIA-2.04%

AMP Ltd. (Insurance-Life/Health)        201,840      2,053,107
--------------------------------------------------------------
Austar United Communications Ltd.
  (Broadcasting-Television, Radio,
  & Cable)(a)                           514,100      1,672,516
--------------------------------------------------------------
Brambles Industries Ltd. (Air
  Freight)                              102,000      2,869,402
--------------------------------------------------------------
Cable & Wireless Optus Ltd.
  (Telephone)(a)                        701,800      1,607,165
--------------------------------------------------------------
Foster's Brewing Group Ltd.
  (Beverages- Alcoholic)                950,000      2,525,829
--------------------------------------------------------------
TABCORP Holdings Ltd. (Leisure Time
  Products)                             361,000      2,289,002
--------------------------------------------------------------
Telstra Corp. Ltd. (Telephone)(a)     1,315,900      4,222,245
--------------------------------------------------------------
                                                    17,239,266
--------------------------------------------------------------

BELGIUM-0.27%

UCB S.A.
  (Manufacturing-Diversified)            60,300      2,248,899
--------------------------------------------------------------

BRAZIL-0.96%

Embratel Participacoes S.A.-ADR
  (Telephone)                           134,100      1,726,538
--------------------------------------------------------------
Petroleo Brasileiro
  S.A.-Petrobras-Pfd. (Oil &
  Gas-Exploration & Production)          21,286      3,385,834
--------------------------------------------------------------
Tele Centro Sul Participacoes
  S.A.-ADR (Telephone)                   28,900      1,726,775
--------------------------------------------------------------
Telesp Participacoes S.A.-ADR
  (Telephone)                            79,200      1,282,050
--------------------------------------------------------------
                                                     8,121,197
--------------------------------------------------------------

CANADA-3.08%

BCE, Inc. (Telephone)                   110,330      6,639,434
--------------------------------------------------------------
Bombardier Inc. (Aerospace/Defense)     111,360      1,962,774
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
CANADA-(CONTINUED)

Loblaw Co. Ltd. (Retail-Food
  Chains)                                43,000   $  1,001,766
--------------------------------------------------------------
Nortel Networks Corp.
  (Communications Equipment)            218,092     13,508,073
--------------------------------------------------------------
Toronto-Dominion Bank (The)
  (Banks-Regional)                      126,440      2,898,424
--------------------------------------------------------------
                                                    26,010,471
--------------------------------------------------------------

FINLAND-1.34%

Nokia Oyj (Communications
  Equipment)                             99,200     11,355,777
--------------------------------------------------------------

FRANCE-6.33%

Accor S.A. (Lodging-Hotels)              13,000      2,926,803
--------------------------------------------------------------
Alstom (Engineering & Construction)      23,650        716,572
--------------------------------------------------------------
AXA (Insurance-Multi-Line)               63,080      8,899,320
--------------------------------------------------------------
Banque Nationale de Paris
  (Banks-Major Regional)                 69,560      6,110,580
--------------------------------------------------------------
Carrefour Supermarche S.A.
  (Retail-Food Chains)                   70,020     12,964,959
--------------------------------------------------------------
Pinault-Printemps-Redoute S.A.
  (Retail-General Merchandise)           25,320      4,829,452
--------------------------------------------------------------
PSA Peugeot Citreon (Automobiles)        10,000      1,919,991
--------------------------------------------------------------
Renault S.A. (Automobiles)               35,000      1,811,630
--------------------------------------------------------------
Societe Television Francaise 1
  (Broadcasting- Television, Radio
  & Cable)                               17,170      5,382,982
--------------------------------------------------------------
Total Fina S.A.-Class B (Oil &
  Gas-Refining & Marketing)              58,469      7,904,363
--------------------------------------------------------------
                                                    53,466,652
--------------------------------------------------------------

GERMANY-1.62%

Deutsche Bank A.G. (Banks-Major
  Regional)(a)                           22,000      1,578,496
--------------------------------------------------------------
EM.TV & Merchandising A.G.
  (Broadcasting- Television, Radio
  & Cable)                               50,000      2,472,318
--------------------------------------------------------------
EM.TV & Merchandising A.G.-Rts.,
  expiring 11/12/99
  (Broadcasting-Television, Radio &
  Cable)                                 50,000            526
--------------------------------------------------------------
Mannesmann A.G.
  (Machinery-Diversified)                61,060      9,603,607
--------------------------------------------------------------
                                                    13,654,947
--------------------------------------------------------------

HONG KONG-1.95%

China Telecom Ltd.
  (Telecommunications-
  Cellular/Wireless)(a)               1,496,000      5,113,065
--------------------------------------------------------------
Cosco Pacific Ltd.
  (Financial-Diversified)             5,219,000      3,695,176
--------------------------------------------------------------
Dao Heng Bank Group Ltd.
  (Banks-Regional)(a)                   828,000      3,762,619
--------------------------------------------------------------
Hutchison Whampoa Ltd. (Retail-Food
  Chains)                               392,000      3,936,098
--------------------------------------------------------------
                                                    16,506,958
--------------------------------------------------------------

INDONESIA-0.11%

Gulf Indonesia Resources Ltd. (Oil-
  International Integrated)(a)          122,200        969,963
--------------------------------------------------------------

IRELAND-0.58%

Bank of Ireland (Banks-Major
  Regional)                             180,484      1,410,795
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
IRELAND-(CONTINUED)

CRH PLC (Construction-Cement &
Aggregates)                             186,000   $  3,512,479
--------------------------------------------------------------
                                                     4,923,274
--------------------------------------------------------------

ITALY-0.91%

Banca Popolare di Brescia
  (Banks-Regional)                      143,000      6,055,337
--------------------------------------------------------------
Credito Italiano S.p.A.
  (Banks-Major Regional)                345,200      1,616,096
--------------------------------------------------------------
                                                     7,671,433
--------------------------------------------------------------

JAPAN-17.16%

Advantest Corp.
  (Electronics-Instrumentation)          46,900      7,062,779
--------------------------------------------------------------
Alps Electric Co., Ltd.
  (Electronics-Component
  Distributors)                         207,000      4,010,743
--------------------------------------------------------------
DDI Corp. (Telecommunications)            6,300      6,888,878
--------------------------------------------------------------
Hirose Electric Co. Ltd.
  (Electronics- Component
  Distributors)                          36,800      6,420,718
--------------------------------------------------------------
Hoya Corp.
  (Manufacturing-Specialized)            50,000      3,596,950
--------------------------------------------------------------
Ibiden Co., Ltd.
  (Electronics-Component
  Distributors)                         153,000      2,568,222
--------------------------------------------------------------
Kirin Brewery Co., Ltd.
  (Beverages-Alcoholic)                 361,000      4,134,420
--------------------------------------------------------------
Kyocera Corp.
  (Electronics-Component
  Distributors)                          57,300      5,496,139
--------------------------------------------------------------
Matsushita Communication Industrial
  Co., Ltd. (Telephone)                  63,000     10,587,118
--------------------------------------------------------------
Murata Manufacturing Co., Ltd.
  (Electronics- Component
  Distributors)                          65,000      8,354,515
--------------------------------------------------------------
NEC Corp. (Computers-Hardware)          358,000      7,245,504
--------------------------------------------------------------
Nippon Telegraph & Telephone Corp.
  (Telecommunications-Long
  Distance)                               6,080      9,330,967
--------------------------------------------------------------
NTT Data Corp. (Computers-Software
  & Services)                             3,180      5,032,852
--------------------------------------------------------------
NTT Mobile Communications Network,
  Inc.
  (Telecommunications-Cellular/Wireless)      4,250   11,292,024
--------------------------------------------------------------
Okuma Corp. (Hardware & Tools)          582,000      2,372,548
--------------------------------------------------------------
Omron Corp. (Electronics-Component
  Distributors)                          13,000        271,833
--------------------------------------------------------------
Orix Corp. (Financial-Diversified)       12,600      1,692,005
--------------------------------------------------------------
Ricoh Co., Ltd. (Office Equipment &
  Supplies)                             328,000      5,351,571
--------------------------------------------------------------
Rohm Co. Ltd.
  (Electronics-Component
  Distributors)                          15,000      3,366,745
--------------------------------------------------------------
Sanix Inc. (Services-Commercial &
  Consumer)                              51,100      4,754,400
--------------------------------------------------------------
Sharp Corp. (Electrical Equipment)      185,000      2,945,662
--------------------------------------------------------------
Sony Corp. (Electronics-Component
  Distributors)                          63,300      9,872,505
--------------------------------------------------------------
Takeda Chemical Industries Ltd.
  (Health Care- Drugs-Generic &
  Other)                                 94,000      5,400,796
--------------------------------------------------------------
Tokyo Electron Ltd. (Electronics-
  Semiconductors)                        44,000      3,654,885
--------------------------------------------------------------
Trend Micro Inc.
  (Computers-Software &
  Services)(a)                           52,650     10,453,743
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
JAPAN-(CONTINUED)

Ushio, Inc. (Electronics-Component
  Distributors)                         235,000   $  2,891,996
--------------------------------------------------------------
                                                   145,050,518
--------------------------------------------------------------

MEXICO-2.42%

Cifra S.A. de C.V. (Retail-General
  Merchandise)(a)                     2,327,000      3,557,660
--------------------------------------------------------------
Coca-Cola Femsa S.A.-ADR
  (Beverages- Non-Alcoholic)            174,900      2,426,738
--------------------------------------------------------------
Fomento Economico Mexicano, S.A. de
  C.V.-ADR
  (Beverages-Non-Alcoholic)             111,590      3,661,547
--------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series C
  (Beverages-Alcoholic)                 445,440      1,088,699
--------------------------------------------------------------
Grupo Televisa S.A.-GDR
  (Entertainment)(a)                    105,200      4,471,000
--------------------------------------------------------------
Kimberly-Clark de Mexico, S.A. de
  C.V.-Class A (Paper & Forest
  Products)                             518,000      1,659,324
--------------------------------------------------------------
Telefonos de Mexico S.A.-ADR
  (Telephone)                            42,500      3,633,750
--------------------------------------------------------------
                                                    20,498,718
--------------------------------------------------------------

NETHERLANDS-2.47%

Aegon N.V. (Insurance Brokers)           52,200      4,818,968
--------------------------------------------------------------
Equant N.V.
  (Computers-Networking)(a)               8,500        827,174
--------------------------------------------------------------
Getronics N.V. (Computers-Software
  & Services)                            47,560      2,371,683
--------------------------------------------------------------
Koninklijke (Royal) Philips
  Electronics N.V. (Electrical
  Equipment)                             46,560      4,775,886
--------------------------------------------------------------
Koninklijke Ahold N.V. (Retail-Food
  Chains)                               152,200      4,675,563
--------------------------------------------------------------
Verenigde Nederlandse
  Uitgeversbedrijven Verenigd Bezit
  (Publishing)                          101,830      3,444,238
--------------------------------------------------------------
                                                    20,913,512
--------------------------------------------------------------

NEW ZEALAND-0.30%

Auckland International Airport Ltd.
  (Airlines)                          1,800,000      2,502,004
--------------------------------------------------------------

SINGAPORE-1.44%

Allgreen Properties Ltd.
  (Homebuilding)(a)                   1,020,000        864,979
--------------------------------------------------------------
DBS Group Holdings Ltd.
  (Banks-Money Center)(a)               280,283      3,169,135
--------------------------------------------------------------
Keppel Corp. Ltd. (Engineering &
  Construction)                         782,600      2,127,475
--------------------------------------------------------------
NatSteel Ltd. (Iron & Steel)          1,553,000      2,596,584
--------------------------------------------------------------
Singapore Press Holdings Ltd.
  (Publishing- Newspapers)              200,000      3,428,159
--------------------------------------------------------------
                                                    12,186,332
--------------------------------------------------------------

SOUTH KOREA-1.35%

Korea Electric Power Corp.-ADR
  (Electric Companies)                  131,000      2,063,250
--------------------------------------------------------------
Korea Telecom Corp.-ADR
  (Telephone)(a)                        122,200      4,307,550
--------------------------------------------------------------
L.G. Chemical Ltd.
  (Chemicals-Specialty)                 167,000      5,053,856
--------------------------------------------------------------
                                                    11,424,656
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
SPAIN-1.04%

Banco Popular Espanol S.A.
  (Banks-Major Regional)                 26,000   $  1,750,611
--------------------------------------------------------------
Telefonica S.A. (Telephone)(a)          430,380      7,081,499
--------------------------------------------------------------
                                                     8,832,110
--------------------------------------------------------------

SWEDEN-0.66%

Hennes & Mauritz A.B.-Class B
  (Retail- Specialty-Apparel)           210,640      5,596,406
--------------------------------------------------------------

SWITZERLAND-1.78%

ABB Ltd. (Electrical Equipment)(a)       32,420      3,263,901
--------------------------------------------------------------
Adecco S.A. (Services-Commercial &
  Consumer)                               6,600      3,999,738
--------------------------------------------------------------
Compagnie Financiere Richemont A.G.
  (Tobacco)                               2,000      3,819,768
--------------------------------------------------------------
Zurich Allied A.G.
  (Insurance-Multi-Line)                  6,960      3,939,517
--------------------------------------------------------------
                                                    15,022,924
--------------------------------------------------------------

UNITED KINGDOM-7.00%

Barclays PLC (Banks-Major Regional)     225,500      6,906,971
--------------------------------------------------------------
BP Amoco PLC (Oil & Gas-Refining &
  Marketing)                            220,000      2,135,850
--------------------------------------------------------------
British Sky Broadcasting Group PLC
  (Broadcasting-Television, Radio &
  Cable)                                440,000      4,727,445
--------------------------------------------------------------
British Telecommunications PLC
  (Communications Equipment)            116,000      2,104,547
--------------------------------------------------------------
Compass Group PLC
  (Services-Commercial & Consumer)      288,800      3,095,801
--------------------------------------------------------------
General Electric Co. PLC
  (Manufacturing- Diversified)          367,100      3,992,477
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
UNITED KINGDOM-(CONTINUED)

Granada Group PLC (Leisure
  Time-Products)                        270,000   $  2,135,193
--------------------------------------------------------------
Hays PLC (Services-Commercial &
  Consumer)                             461,300      5,282,419
--------------------------------------------------------------
Invensys PLC (Electronics-Component
  Distributors)                         290,000      1,425,599
--------------------------------------------------------------
Orange PLC (Telephone)(a)               450,300     11,230,931
--------------------------------------------------------------
Provident Financial PLC (Consumer
  Finance)                              202,478      2,262,015
--------------------------------------------------------------
Shell Transport & Trading Co. (Oil-
  International Integrated)             458,000      3,512,735
--------------------------------------------------------------
Vodafone AirTouch PLC
  (Telecommunications-
  Cellular/Wireless)                  1,361,500      6,334,791
--------------------------------------------------------------
WPP Group PLC
  (Services-Advertising/ Marketing)     366,600      3,981,012
--------------------------------------------------------------
                                                    59,127,786
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $332,274,553)                                463,323,803
--------------------------------------------------------------

MONEY MARKET FUNDS-6.14%

STIC Liquid Assets Portfolio(c)      25,959,462     25,959,462
--------------------------------------------------------------
STIC Prime Portfolio(c)              25,959,462     25,959,462
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $51,918,924)                                  51,918,924
--------------------------------------------------------------
TOTAL INVESTMENTS-98.69%                           834,198,259
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-1.31%                 11,052,814
--------------------------------------------------------------
NET ASSETS-100.00%                                $845,251,073
==============================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred
Rts.  - Rights

Notes to Schedule of Investments:

(a) Non-Income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) The security shares the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1999

ASSETS:

Investments, at market value (cost
  $611,526,720)                            $834,198,259
-------------------------------------------------------
Foreign currencies, at value (cost
  $13,236,307)                               13,245,860
-------------------------------------------------------
Receivables for:
  Investments sold                            8,377,903
-------------------------------------------------------
  Capital stock sold                          1,986,057
-------------------------------------------------------
  Dividends and interest                      1,081,214
-------------------------------------------------------
Investment for deferred compensation plan        23,205
-------------------------------------------------------
Other assets                                     38,824
-------------------------------------------------------
         Total assets                       858,951,322
-------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                       8,594,115
-------------------------------------------------------
  Capital stock reacquired                    1,016,512
-------------------------------------------------------
  Deferred compensation                          23,205
-------------------------------------------------------
  Options written (premiums received
    $1,753,505)                               2,674,700
-------------------------------------------------------
Accrued advisory fees                           581,419
-------------------------------------------------------
Accrued administrative services fees             10,970
-------------------------------------------------------
Accrued directors' fees                           2,400
-------------------------------------------------------
Accrued distribution fees                       612,902
-------------------------------------------------------
Accrued transfer agent fees                     223,736
-------------------------------------------------------
Accrued operating expenses                      (39,710)
-------------------------------------------------------
         Total liabilities                   13,700,249
-------------------------------------------------------
Net assets applicable to shares
  outstanding                              $845,251,073
=======================================================

NET ASSETS:

Class A                                    $388,549,182
=======================================================
Class B                                    $425,345,431
=======================================================
Class C                                    $ 31,356,460
=======================================================

CAPITAL STOCK, $0.001 PAR VALUE PER
  SHARE:

Class A:
  Authorized                                200,000,000
-------------------------------------------------------
  Outstanding                                16,580,603
=======================================================
Class B:
  Authorized                                200,000,000
-------------------------------------------------------
  Outstanding                                18,669,410
=======================================================
Class C:
  Authorized                                200,000,000
-------------------------------------------------------
  Outstanding                                 1,375,854
=======================================================
Class A:
  Net asset value and redemption price
    per share                              $      23.43
-------------------------------------------------------
  Offering price per share:
    (Net asset value $23.43
      divided by 95.25%)                   $      24.60
=======================================================
Class B:
  Net asset value and offering price per
    share                                  $      22.78
=======================================================
Class C:
  Net asset value and offering price per
    share                                  $      22.79
=======================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1999

INVESTMENT INCOME:

Dividends (net of $677,229 foreign
  withholding tax)                          $  5,811,440
--------------------------------------------------------
Interest                                       1,816,133
--------------------------------------------------------
      Total investment income                  7,627,573
--------------------------------------------------------

EXPENSES:

Advisory fees                                  5,898,665
--------------------------------------------------------
Administrative services fees                      97,142
--------------------------------------------------------
Custodian fees                                   341,569
--------------------------------------------------------
Directors' fees                                   12,734
--------------------------------------------------------
Distribution fees -- Class A                   1,585,224
--------------------------------------------------------
Distribution fees -- Class B                   3,564,027
--------------------------------------------------------
Distribution fees -- Class C                     205,127
--------------------------------------------------------
Transfer agent fees -- Class A                   708,552
--------------------------------------------------------
Transfer agent fees -- Class B                   982,114
--------------------------------------------------------
Transfer agent fees -- Class C                    66,129
--------------------------------------------------------
Other                                            237,509
--------------------------------------------------------
      Total expenses                          13,698,792
--------------------------------------------------------
Less:
      Expenses paid indirectly                   (12,008)
--------------------------------------------------------
      Net expenses                            13,686,784
--------------------------------------------------------
Net investment income (loss)                  (6,059,211)
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES AND OPTION
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                       63,517,124
--------------------------------------------------------
  Foreign currencies                             162,721
--------------------------------------------------------
  Forward currency contacts                       81,453
--------------------------------------------------------
  Futures contracts                            2,042,833
--------------------------------------------------------
  Options contracts written                   (1,820,509)
--------------------------------------------------------
                                              63,983,622
--------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                      142,665,744
--------------------------------------------------------
  Foreign currencies                            (114,912)
--------------------------------------------------------
  Futures contracts                             (797,175)
--------------------------------------------------------
  Options contracts written                     (921,195)
--------------------------------------------------------
                                             140,832,462
--------------------------------------------------------
    Net gain from investment securities,
      foreign currencies, futures and
      option contracts                       204,816,084
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                $198,756,873
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1999 and 1998

                                                                  1999            1998
                                                              ------------    -------------
OPERATIONS:

  Net investment income (loss)                                $ (6,059,211)   $  (2,809,816)
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                    63,983,622       18,919,692
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, futures and option
    contracts                                                  140,832,462       20,734,353
-------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations       198,756,873       36,844,229
-------------------------------------------------------------------------------------------

Distributions to shareholders from net realized gains:

    Class A                                                     (6,185,053)      (4,566,706)
-------------------------------------------------------------------------------------------
    Class B                                                     (7,892,012)      (5,964,749)
-------------------------------------------------------------------------------------------
    Class C                                                       (358,333)         (47,034)
-------------------------------------------------------------------------------------------
Share transactions-net:
    Class A                                                     84,229,840       27,194,800
-------------------------------------------------------------------------------------------
    Class B                                                     49,286,118       44,408,521
-------------------------------------------------------------------------------------------
    Class C                                                     14,141,472       11,162,365
-------------------------------------------------------------------------------------------
  Net increase in net assets                                   331,978,905      109,031,426
-------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          513,272,168      404,240,742
-------------------------------------------------------------------------------------------
  End of period                                               $845,251,073    $ 513,272,168
===========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $568,723,576    $ 416,466,146
-------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (806,662)      (1,238,947)
-------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                   55,673,261       17,216,533
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                   221,660,898       80,828,436
-------------------------------------------------------------------------------------------
                                                              $845,251,073    $ 513,272,168
===========================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 1999
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital.
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the New York Stock Exchange ("NYSE").
        Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Fund may elect to use a portion of the proceeds of capital stock redemptions as distributions for Federal income tax purposes. Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
        On October 31, 1999, undistributed net investment income was increased by $6,491,496, undistributed net realized gains decreased by $11,091,496 and paid-in capital increased by $4,600,000 as a result of differing book/tax treatment of foreign currency transactions, equalization credits and net operating loss reclassifications in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options -- The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
        A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Put Options -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
I. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
J. Expenses -- Distribution expenses and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1999, AIM was paid $97,142 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 1999, AFS was paid $931,153 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund , pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $1,585,224, $3,564,027 and $205,127, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $195,571 from sales of the Class A shares of the Fund during the year ended October 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1999, AIM Distributors received $24,812 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1999, the Fund paid legal fees of $3,064 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $8,262 and $3,746, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $12,008 during the year ended October 31, 1999.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1999 was $723,201,067 and $601,838,894, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 1999 is as follows:

Aggregate unrealized appreciation of
investment securities                        $233,438,852
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (11,796,546)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $221,642,306
=========================================================

Cost of investments for tax purposes is $612,555,953.

NOTE 7-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1999 are summarized as follows:

                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                                NUMBER
                                                                  OF        PREMIUMS
                                                              CONTRACTS     RECEIVED
                                                              ---------     ---------
Beginning of period                                                   --           --
---------------------------------------------------------     ----------   ----------
Written                                                            2,084   $2,630,916
---------------------------------------------------------     ----------   ----------
Closed                                                              (640)    (877,411)
---------------------------------------------------------     ----------   ----------
End of period                                                      1,444   $1,753,505
=========================================================     ==========   ==========

Open call option contracts written at October 31, 1999 were as follows:

                                                                                                    OCTOBER 31,      UNREALIZED
                                                       CONTRACT   STRIKE   NUMBER OF    PREMIUMS        1999        APPRECIATION
ISSUE                                                   MONTH     PRICE    CONTRACTS    RECEIVED    MARKET VALUE   (DEPRECIATION)
--------------------------------------------------     --------   ------   ---------    --------    ------------   --------------
American Online, Inc.                                   Apr-00      $130         640   $1,214,039     $1,328,000        $(113,961)
--------------------------------------------------     --------   ------   ---------   ----------   ------------   --------------
MCI Worldcom, Inc.                                      Dec-99        70         804      539,466      1,346,700         (807,234)
--------------------------------------------------     --------   ------   ---------   ----------   ------------   --------------
                                                                               1,444   $1,753,505     $2,674,700        $(921,195)
==================================================     ========   ======   =========   ==========   ============   ==============

NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 1999 and 1998 were as follows:

                                                                          1999                           1998
                                                              ----------------------------   ----------------------------
                                                                 SHARES         AMOUNT          SHARES         AMOUNT
                                                              -----------------------------------------------------------
Sold
  Class A                                                       10,512,070   $ 211,966,029     14,601,141   $ 264,657,310
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        4,204,829      83,820,436      4,603,864      82,487,081
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                          944,252      18,989,474        731,595      13,444,846
-------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                          314,736       5,777,296        265,883       4,315,756
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                          411,104       7,371,231        348,564       5,562,820
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                           37,653         676,846          2,787          44,837
-------------------------------------------------------------------------------------------------------------------------
Issued in connection with acquisition*:
  Class A                                                        3,763,754      73,826,199             --              --
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        1,833,252      35,102,320             --              --
-------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                      (10,242,303)   (207,339,684)   (13,382,242)   (241,778,266)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (3,903,318)    (77,007,869)    (2,513,498)    (43,641,380)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         (277,476)     (5,524,848)      (130,050)     (2,327,318)
-------------------------------------------------------------------------------------------------------------------------
                                                                 7,598,553   $ 147,657,430      4,528,044   $  82,765,686
=========================================================================================================================

* The Fund acquired AIM Worldwide Growth Fund on February 12, 1999. The acquired fund's net assets as of the closing date were $109,306,659. The net assets of the Fund immediately prior to acquisition were $581,902,071.

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and Class B capital stock outstanding during each of the years in the five year period ended October 31, 1999 and for a share of Class C capital stock outstanding during each of the years in the two-year period October 31, 1999 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                      CLASS A
                                                              -------------------------------------------------------
                                                                1999         1998        1997       1996       1995
                                                              ---------    --------    --------   --------    -------
Net asset value, beginning of period                          $  17.91     $  16.65    $  14.20   $  12.32    $ 10.23
------------------------------------------------------------  --------     --------    --------   --------    -------
Income from investment operations:
  Net investment income (loss)                                   (0.10)       (0.05)      (0.04)     (0.01)     (0.02)
------------------------------------------------------------  --------     --------    --------   --------    -------
  Net gains on securities (both realized and unrealized)          6.12         1.74        2.49       2.11       2.11
------------------------------------------------------------  --------     --------    --------   --------    -------
    Total from investment operations                              6.02         1.69        2.45       2.10       2.09
------------------------------------------------------------  --------     --------    --------   --------    -------
Less distributions:
  Dividends from net investment income                               -            -           -          -     (0.004)
------------------------------------------------------------  --------     --------    --------   --------    -------
  Distributions from net realized gains                          (0.50)       (0.43)          -      (0.22)         -
------------------------------------------------------------  --------     --------    --------   --------    -------
    Total distributions                                          (0.50)       (0.43)          -      (0.22)    (0.004)
------------------------------------------------------------  --------     --------    --------   --------    -------
Net asset value, end of period                                $  23.43     $  17.91    $  16.65   $  14.20    $ 12.32
============================================================  ========     ========    ========   ========    =======
Total return(a)                                                  34.43%       10.43%      17.25%     17.26%     20.48%
============================================================  ========     ========    ========   ========    =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $388,549     $219,050    $178,917   $114,971    $23,754
============================================================  ========     ========    ========   ========    =======
Ratio of expenses to average net assets(b)                        1.67%(c)     1.70%       1.76%      1.93%      2.12%
============================================================  ========     ========    ========   ========    =======
Ratio of net investment income (loss) to average net
  assets(d)                                                      (0.57)%(c)   (0.27)%     (0.30)%    (0.13)%    (0.28)%
============================================================  ========     ========    ========   ========    =======
Portfolio turnover rate                                             93%          97%         96%        82%        79%
============================================================  ========     ========    ========   ========    =======

(a) Does not deduct sales charges.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.94% and 2.98% for 1996-1995.

(c) Ratios are based on average net assets of $317,044,851.

(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.14)% and (1.14)% for 1996-1995.

                                                                 CLASS B                                      CLASS C
                                          -----------------------------------------------------     ---------------------------
                                            1999        1998       1997       1996       1995        1999       1998      1997
                                          --------    --------   --------   --------    -------     -------    -------   ------
Net asset value, beginning of period      $  17.52    $  16.39   $  14.05   $  12.26    $ 10.22     $ 17.52    $ 16.39   $17.39
----------------------------------------- --------    --------   --------   --------    -------     -------    -------   ------
Income from investment operations:
  Net investment income (loss)               (0.23)(a)   (0.15)(a)  (0.11)     (0.05)     (0.04)      (0.23)(a)  (0.15)(a)(0.03)
----------------------------------------- --------    --------   --------   --------    -------     -------    -------   ------
  Net gains (losses) on securities (both
    realized and unrealized)                  5.99        1.71       2.45       2.06       2.08        6.00       1.71    (0.97)
----------------------------------------- --------    --------   --------   --------    -------     -------    -------   ------
    Total from investment operations          5.76        1.56       2.34       2.01       2.04        5.77       1.56    (1.00)
----------------------------------------- --------    --------   --------   --------    -------     -------    -------   ------
Less distributions:
  Distributions from net realized gains      (0.50)      (0.43)         -      (0.22)         -       (0.50)     (0.43)       -
----------------------------------------- --------    --------   --------   --------    -------     -------    -------   ------
Net asset value, end of period            $  22.78    $  17.52   $  16.39   $  14.05    $ 12.26     $ 22.79    $ 17.52   $16.39
========================================= ========    ========   ========   ========    =======     =======    =======   ======
Total return(b)                              33.69%       9.78%     16.65%     16.60%     19.96%      33.69%      9.78%   (5.75)%
========================================= ========    ========   ========   ========    =======     =======    =======   ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $425,345    $282,456   $224,225   $121,848    $17,157     $31,356    $11,765   $1,100
========================================= ========    ========   ========   ========    =======     =======    =======   ======
Ratio of expenses to average net assets       2.23%(c)    2.26%      2.29%      2.48%(d)   2.64%(d)    2.23%(c)   2.26%    2.29%(e)
========================================= ========    ========   ========   ========    =======     =======    =======   ======
Ratio of net investment income (loss) to
  average net assets                         (1.13)%(c)  (0.83)%    (0.83)%    (0.69)%(f) (0.79)%(f)  (1.13)%(c) (0.83)%  (0.83)%(e)
========================================= ========    ========   ========   ========    =======     =======    =======   ======
Portfolio turnover rate                         93%         97%        96%        82%        79%         93%        97%      96%
========================================= ========    ========   ========   ========    =======     =======    =======   ======

(a) Calculated using average shares outstanding.

(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.

(c) Ratios are based on average net assets of $356,402,709 and $20,512,721 for Class B and Class C, respectively.

(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.49% and 3.38% for 1996-1995.

(e) Annualized.

(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.69)% and (1.54)% for 1996-1995.

                       INDEPENDENT AUDITORS' REPORT

                       To the Board of Directors and Shareholders
                       AIM International Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of the AIM Global Income Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Global Income Fund as of October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                       KPMG LLP

                       December 3, 1999
                       Houston, Texas

SCHEDULE OF INVESTMENTS

October 31, 1999

                                      PRINCIPAL      MARKET
                                      AMOUNT(a)       VALUE
U.S. DOLLAR DENOMINATED BONDS &
  NOTES-62.27%

AIR FREIGHT-0.40%

Atlas Air, Inc., Sr. Unsec. Notes,
  10.75%, 08/01/05                    $  350,000   $   350,000
--------------------------------------------------------------

AIRLINES-3.80%

Air 2 US, Series C, Equipment Trust,
  10.127%, 10/01/20 (Acquired
  10/28/99; Cost $450,000)(b)            450,000       457,920
--------------------------------------------------------------
Airplanes Pass Through Trust, Series
  D Gtd. Sub. Bonds, 10.875%,
  03/15/19                               230,000       204,845
--------------------------------------------------------------
Delta Air Lines, Inc., Deb.,
  9.00%, 05/15/16                        550,000       583,297
--------------------------------------------------------------
  10.375%, 12/15/22                    1,000,000     1,208,370
--------------------------------------------------------------
Dunlop Standard Aero Holdings
  (United Kingdom), Sr. Notes,
  11.875%, 05/15/09(c)                   530,000       537,950
--------------------------------------------------------------
United Air Lines, Inc., Pass Through
  Ctfs., 9.56%, 10/19/18                 300,000       329,784
--------------------------------------------------------------
                                                     3,322,166
--------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.75%

Advance Stores Co., Inc., Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/15/08                       270,000       249,750
--------------------------------------------------------------
Exide Corp., Sr. Notes, 10.00%,
  04/15/05                               430,000       402,050
--------------------------------------------------------------
                                                       651,800
--------------------------------------------------------------

AUTOMOBILES-0.34%

DaimlerChrysler N.A. Holdings
  (Germany), Gtd. Notes, 7.20%,
  09/01/09                               300,000       301,065
--------------------------------------------------------------

BANKS (MAJOR REGIONAL)-2.55%

Midland Bank PLC (United Kingdom),
  Sub. Notes, 7.65%, 05/01/25            280,000       283,480
--------------------------------------------------------------
Regions Financial Corp., Sub. Notes,
  7.75%, 09/15/24                        500,000       497,940
--------------------------------------------------------------
Republic New York Corp.,
  Sub. Notes, 9.70%, 02/01/09            400,000       455,340
--------------------------------------------------------------
  Sub. Deb., 9.50%, 04/15/14             370,000       412,546
--------------------------------------------------------------
Deutsche Bank Finance B.V.
  (Netherlands), Conv. Bonds, 4.50%,
  02/12/17(e)                          1,200,000       579,060
--------------------------------------------------------------
                                                     2,228,366
--------------------------------------------------------------

BANKS (MONEY CENTER)-1.26%

Capital One Financial Corp., Unsec.
  Notes, 7.25%, 05/01/06                 600,000       570,000
--------------------------------------------------------------
Riggs Capital Trust II, Series C
  Gtd. Bonds, 8.875%, 03/15/27           570,000       533,722
--------------------------------------------------------------
                                                     1,103,722
--------------------------------------------------------------

BANKS (REGIONAL)-0.75%

Mercantile Bancorp, Inc., Unsec.
  Sub. Notes, 7.30%, 06/15/07            660,000       654,562
--------------------------------------------------------------

                                      PRINCIPAL      MARKET
                                      AMOUNT(a)       VALUE
BROADCASTING (TELEVISION, RADIO &
  CABLE)-5.94%

British Sky Broadcasting (United
  Kingdom), Unsec. Gtd. Notes,
  8.20%, 07/15/09 (Acquired
  07/01/99-08/10/99; Cost
  $890,547)(b)                        $  900,000   $   877,254
--------------------------------------------------------------
Comcast Cable Communications, Unsec.
  Notes, 8.50%, 05/01/27                 500,000       540,710
--------------------------------------------------------------
Cox Communications, Inc., Unsec.
  Notes, 7.75%, 08/15/06                 400,000       409,744
--------------------------------------------------------------
CSC Holdings, Inc., Sr. Unsec. Deb.,
  7.875%, 02/15/18                       400,000       381,784
--------------------------------------------------------------
  7.625%, 07/15/18                     1,600,000     1,489,024
--------------------------------------------------------------
Fox Family Worldwide, Inc., Sr.
  Unsec. Disc. Notes, 10.25%,
  11/01/07(f)                            940,000       618,050
--------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc.
  Notes, 11.875%, 10/15/07(f)            700,000       393,750
--------------------------------------------------------------
USA Networks, Inc., Sr. Unsec. Gtd.
  Notes, 6.75%, 11/15/05                 500,000       477,914
--------------------------------------------------------------
                                                     5,188,230
--------------------------------------------------------------

CHEMICALS-1.63%

Agrium, Inc. (Canada), Unsec. Notes,
  7.00%, 02/01/04                        350,000       337,536
--------------------------------------------------------------
Airgas, Inc., Medium Term Notes,
  7.14%, 03/08/04                        500,000       474,010
--------------------------------------------------------------
Nova Gas Transmission Ltd. (Canada),
  Yankee Deb., 8.50%, 12/15/12           450,000       482,634
--------------------------------------------------------------
Sterling Chemicals, Inc., Sr. Unsec.
  Sub. Notes, 11.75%, 08/15/06           200,000       127,000
--------------------------------------------------------------
                                                     1,421,180
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.93%

Dialog Corp. PLC (United Kingdom),
  Series A, Sr. Sub. Yankee Notes,
  11.00%, 11/15/07                       750,000       637,500
--------------------------------------------------------------
ProNet, Inc., Sr. Sub. Notes,
  11.875%, 06/15/05                      250,000       171,250
--------------------------------------------------------------
                                                       808,750
--------------------------------------------------------------

COMPUTERS (NETWORKING)-0.33%

Exodus Communications, Sr. Unsec.
  Notes, 11.25%, 07/01/08                280,000       290,500
--------------------------------------------------------------

CONSTRUCTION (CEMENT &
  AGGREGATES)-0.34%

Schuff Steel Co., Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 06/01/08           350,000       299,250
--------------------------------------------------------------

CONSUMER FINANCE-1.25%

Countrywide Capital, Gtd. Notes,
  8.05%, 06/15/27                        350,000       332,052
--------------------------------------------------------------
MBNA Capital I, Series A Bonds,
  8.278%, 12/01/26                       835,000       757,161
--------------------------------------------------------------
                                                     1,089,213
--------------------------------------------------------------

                                      PRINCIPAL      MARKET
                                      AMOUNT(a)       VALUE
DISTRIBUTORS (FOOD & HEALTH)-0.26%

Fleming Companies, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 10.625%, 07/31/07  $  255,000   $   229,500
--------------------------------------------------------------

ELECTRIC COMPANIES-2.30%

Cleveland Electric Illumination,
  Series D, Sr. Sec. Notes, 7.88%,
  11/01/17                               500,000       482,969
--------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Notes,
  7.50%, 01/15/09                        750,000       690,172
--------------------------------------------------------------
El Paso Electric Co., Series D, Sec.
  First Mortgage Bonds, 8.90%,
  02/01/06                               250,000       265,052
--------------------------------------------------------------
Series E, Sec. First Mortgage Bonds,
  9.40%, 05/01/11                        250,000       273,007
--------------------------------------------------------------
Niagara Mohawk Power, Series H, Sr.
  Unsec. Disc. Notes, 8.50%,
  07/01/10 (Acquired 08/11/99; Cost
  $291,000)(b)                           400,000       302,664
--------------------------------------------------------------
                                                     2,013,864
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-0.23%

Panda Funding Corp., Series A-1,
  Pooled Project Bonds, 11.625%,
  08/20/12                               198,404       199,396
--------------------------------------------------------------

ENTERTAINMENT-1.88%

News America Holdings, Inc., Notes,
  8.45%, 08/01/34                        500,000       512,615
--------------------------------------------------------------
Time Warner Inc., Deb., 9.125%,
  01/15/13                             1,000,000     1,127,140
--------------------------------------------------------------
                                                     1,639,755
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.07%

Finova Capital Corp., Unsec. Sr.
  Notes, 7.625%, 09/21/09                210,000       210,244
--------------------------------------------------------------
Sumitomo Bank International Finance
  N.V. (Japan), Gtd. Sub. Notes,
  8.50%, 06/15/09                        700,000       724,511
--------------------------------------------------------------
                                                       934,755
--------------------------------------------------------------

FOODS-1.02%

ConAgra, Inc., Sr. Unsec. Notes,
  7.125%, 10/01/26                       900,000       889,443
--------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.09%

Harborside Healthcare, Sr. Unsec.
  Gtd. Disc. Sub. Notes, 11.00%,
  08/01/08(e)                            300,000        78,000
--------------------------------------------------------------

HEALTH CARE (SPECIALIZED
  SERVICES)-0.54%

Team Health, Inc., Sr. Sub. Notes,
  12.00%, 03/15/09(c)                    470,000       472,350
--------------------------------------------------------------

HOMEBUILDING-0.06%

D.R. Horton, Inc., Unsec. Gtd.
  Notes, 10.00%, 04/15/06                 55,000        55,275
--------------------------------------------------------------

HOUSEHOLD PRODUCTS
  (NON-DURABLES)-0.50%

Procter & Gamble Co. (The), Putable
  Deb., 8.00%, 09/01/24                  400,000       434,548
--------------------------------------------------------------

HOUSEWARES-0.35%

Decora Industries, Inc., Series B,
  Sr. Sec. Gtd. Notes, 11.00%,
  05/01/05                               350,000       306,250
--------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.79%

Torchmark Corp., Notes, 7.875%,
  05/15/23                               750,000       693,143
--------------------------------------------------------------

                                      PRINCIPAL      MARKET
                                      AMOUNT(a)       VALUE
INSURANCE (PROPERTY-CASUALTY)-1.09%

Terra Nova Holdings, Co. (United
  Kingdom), Sr. Unsec. Gtd. Notes,
  7.20%, 08/15/07                     $  500,000   $   479,330
--------------------------------------------------------------
  7.00%, 05/15/08                        500,000       471,800
--------------------------------------------------------------
                                                       951,130
--------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-1.61%

HSBC America Capital Trust II, Gtd.
  Bonds, 8.38%, 05/15/27 (Acquired
  08/12/99; Cost $479,210)(b)            500,000       479,120
--------------------------------------------------------------
Lehman Brothers, Inc.,
  Sr. Sub. Notes, 7.375%, 01/15/07       530,000       523,667
--------------------------------------------------------------
  Notes, 8.50%, 08/01/15                 390,000       404,305
--------------------------------------------------------------
                                                     1,407,092
--------------------------------------------------------------

IRON & STEEL-0.47%

Acme Metal, Inc., Sr. Unsec. Gtd.
  Deb., 10.875%, 12/15/07(d)(g)          438,000        94,170
--------------------------------------------------------------
GS Technologies, Inc., Sr. Gtd.
  Notes, 12.00%, 09/01/04                200,000       111,000
--------------------------------------------------------------
Sheffield Steel Corp., Series B,
  First Mortgage Notes, 11.50%,
  12/01/05                               250,000       208,750
--------------------------------------------------------------
                                                       413,920
--------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.46%

Marvel Enterprises, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 12.00%, 06/15/09      440,000       402,600
--------------------------------------------------------------
LODGING-HOTELS-0.35%
John Q. Hammons Hotels, Inc., Sec.
  First Mortgage Notes, 9.75%,
  10/01/05                               100,000        90,500
--------------------------------------------------------------
Stena Line A.B. (Sweden), Sr. Unsec.
  Yankee Notes, 10.625%, 06/01/08        310,000       217,775
--------------------------------------------------------------
                                                       308,275
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.24%

Glenoit Corp., Sr. Unsec. Gtd. Sub.
  Notes, 11.00%, 04/15/07                380,000       210,900
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.52%

First Wave Marine, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 11.00%, 02/01/08      250,000       188,750
--------------------------------------------------------------
MMI Products, Inc., Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                260,000       265,200
--------------------------------------------------------------
                                                       453,950
--------------------------------------------------------------

METALS MINING-0.27%

Rio Algom Ltd. (Canada), Yankee
  Unsec. Deb., 7.05%, 11/01/05           250,000       238,455
--------------------------------------------------------------

NATURAL GAS-1.80%

Dynegy, Inc., Sr. Unsec. Deb.,
  7.125%, 05/15/18                       500,000       459,975
--------------------------------------------------------------
Enron Corp., Sr. Sub. Deb., 8.25%,
  09/15/12                               500,000       515,220
--------------------------------------------------------------

                                      PRINCIPAL      MARKET
                                      AMOUNT(a)       VALUE
NATURAL GAS-(CONTINUED)

Sonat, Inc., Unsec. Notes, 7.625%,
07/15/11                              $  600,000   $   600,828
--------------------------------------------------------------
                                                     1,576,023
--------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-1.43%

Oneok, Inc., Unsec. Notes, 7.75%,
  08/15/06                               400,000       401,224
--------------------------------------------------------------
Pogo Producing Co., Series B, Sr.
  Unsec. Sub. Notes, 10.375%,
  02/15/09                               500,000       520,000
--------------------------------------------------------------
Queen Sand Resources, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.50%,
  07/01/08                               160,000        92,000
--------------------------------------------------------------
Talisman Energy, Inc. (Canada),
  Yankee Deb., 7.125%, 06/01/07          250,000       240,210
--------------------------------------------------------------
                                                     1,253,434
--------------------------------------------------------------

OIL & GAS (REFINING &
  MARKETING)-0.70%

Texas Petrochemical Corp., Sr.
  Unsec. Sub. Notes, 11.125%,
  07/01/06                               750,000       611,250
--------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.54%

Polaroid Corp., Sr. Unsec. Notes,
  11.50%, 02/15/06                       470,000       472,350
--------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-1.30%

AES Corp., Sr. Notes, 8.00%,
  12/31/08                               750,000       686,250
--------------------------------------------------------------
Kincaid Generation LLC, Sec. Bonds,
  7.33%, 06/15/20 (Acquired
  04/30/98; Cost $501,235)(b)            500,000       453,630
--------------------------------------------------------------
                                                     1,139,880
--------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.65%

News America Holdings, Inc., Sr.
  Gtd. Deb., 9.25%, 02/01/13             250,000       274,755
--------------------------------------------------------------
United News & Media PLC (United
  Kingdom), Sr. Unsec. Yankee Notes,
  7.75%, 07/01/09                        300,000       292,905
--------------------------------------------------------------
                                                       567,660
--------------------------------------------------------------

RAILROADS-1.48%

CSX Corp., Sr. Unsec. Putable Deb.,
  7.25%, 05/01/27                        750,000       747,173
--------------------------------------------------------------
Norfolk Southern Corp., Putable
  Bonds, 7.05%, 05/01/37                 550,000       546,816
--------------------------------------------------------------
                                                     1,293,989
--------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS-1.22%

Glenborough Properties, Series B,
  Sr. Unsec. Notes, 7.625%, 03/15/05     500,000       445,514
--------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec.
  Notes, 7.625%, 03/15/08                200,000       169,320
--------------------------------------------------------------
Spieker Properties LP, Unsec. Deb.,
  7.35%, 12/01/17                        500,000       446,705
--------------------------------------------------------------
                                                     1,061,539
--------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.19%

Plainwell, Inc., Series B, Sr.
  Unsec. Sub. Notes, 11.00%,
  03/01/08                               230,000       166,750
--------------------------------------------------------------

                                      PRINCIPAL      MARKET
                                      AMOUNT(a)       VALUE
RETAIL (SPECIALTY)-2.31%

Amazon.com, Inc., Conv. Deb., 4.75%,
  02/01/09 (Acquired 01/29/99; Cost
  $501,875)(b)                        $  500,000   $   532,500
--------------------------------------------------------------
CEX Holdings, Inc., Series B Sr.
  Unsec. Gtd. Sub. Notes, 9.625%,
  06/01/08                               170,000       184,450
--------------------------------------------------------------
CSK Auto Inc., Series A, Sr. Gtd.
  Sub. Deb, 11.00%, 11/01/06             130,000       134,550
--------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 06/01/08                840,000       814,800
--------------------------------------------------------------
Rent-A-Center, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 08/15/08           350,000       350,000
--------------------------------------------------------------
                                                     2,016,300
--------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.15%

J Crew Operating Corp., Sr. Sub.
  Notes, 10.375%, 10/15/07               150,000       126,750
--------------------------------------------------------------

SAVINGS & LOAN COMPANIES-1.02%

Sovereign Bancorp, Inc., Medium Term
  Sub. Notes, 8.00%, 03/15/03            600,000       595,242
--------------------------------------------------------------
Washington Mutual, Inc., Notes,
  7.50%, 08/15/06                        290,000       293,622
--------------------------------------------------------------
                                                       888,864
--------------------------------------------------------------

SERVICES
  (ADVERTISING/MARKETING)-0.22%

MDC Communications Corp. (Canada),
  Sr. Unsec. Sub. Yankee Notes,
  10.50%, 12/01/06                       200,000       195,000
--------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-0.65%

Hydrochem Industrial Service Co.,
  Series B, Sr. Sec. Gtd. Sub.
  Notes, 10.375%, 08/01/07               150,000       131,250
--------------------------------------------------------------
Laidlaw, Inc. (Canada), Unsec.
  Yankee Deb., 6.70%, 05/01/08           500,000       436,010
--------------------------------------------------------------
                                                       567,260
--------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.28%

MSX International, Inc., Sr. Unsec.
  Sub. Notes, 11.375%, 01/15/08          260,000       245,700
--------------------------------------------------------------

SOVEREIGN DEBT-2.38%

Province of Manitoba (Canada),
  Yankee Deb., 7.75%, 07/17/16           550,000       585,629
--------------------------------------------------------------
Province of Quebec (Canada), Series
  A, Medium Term Putable Yankee
  Notes, 5.735%, 03/02/26                500,000       497,670
--------------------------------------------------------------
  Series A, Medium Term Yankee
  Notes, 6.29%, 03/06/26               1,000,000       993,710
--------------------------------------------------------------
                                                     2,077,009
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.64%

PageMart Wireless, Inc., Sr. Sub.
  Disc. Notes, 11.25%, 02/01/08(f)       600,000       189,000
--------------------------------------------------------------
US Unwired Inc., Sr. Disc. Notes,
  13.375%, 11/01/09 (Acquired
  10/26/99; Cost $366,142)(b)(f)         700,000       369,250
--------------------------------------------------------------
                                                       558,250
--------------------------------------------------------------

                                      PRINCIPAL      MARKET
                                      AMOUNT(a)       VALUE
TELECOMMUNICATIONS (LONG
  DISTANCE)-4.14%

Call-Net Enterprises, Inc. (Canada),
  Sr. Unsec. Disc. Yankee Notes,
  8.94%, 08/15/08(e)                  $  330,000   $   196,350
--------------------------------------------------------------
Centel Capital, Deb., 9.00%,
  10/15/19                               300,000       342,225
--------------------------------------------------------------
Econophone, Inc., Sr. Unsec. Notes,
  13.50%, 07/15/07                       750,000       781,875
--------------------------------------------------------------
Esprit Telecom Group PLC (United
  Kingdom), Sr. Unsec. Yankee Notes,
  11.50%, 12/15/07                       250,000       256,250
--------------------------------------------------------------
MCI Communications Corp., Putable
  Sr. Unsec. Deb., 7.125%, 06/15/27      650,000       655,025
--------------------------------------------------------------
Primus Telecommunications Group,
  Inc., Sr. Notes, 11.25%, 01/15/09      750,000       693,750
--------------------------------------------------------------
Tele1 Europe B.V. (Netherlands), Sr.
  Unsec. Notes, 13.00%, 05/15/09(c)      500,000       497,500
--------------------------------------------------------------
Versatel Telecom B.V. (Netherlands),
  Sr. Notes, 13.25%, 05/15/08            190,000       191,900
--------------------------------------------------------------
                                                     3,614,875
--------------------------------------------------------------

TELEPHONE-4.42%

AT&T Canada Inc., Notes, 7.65%,
  09/15/06 (Acquired 09/15/99) Cost
  $369,123)(b)                           370,000       370,758
--------------------------------------------------------------
Bell Atlantic Financial Services,
  Inc., Conv. Bonds, 4.25%, 09/15/05     500,000       528,806
--------------------------------------------------------------
Esat Holdings Ltd. (Ireland), Sr.
  Yankee Notes, 12.50%, 02/01/07(f)      350,000       255,500
--------------------------------------------------------------
ICG Services, Inc., Sr. Unsec. Disc.
  Notes, 10.00%, 02/15/08(f)             600,000       321,096
--------------------------------------------------------------
Liberty Media Group, Bonds, 7.875%,
  07/15/09 (Acquired 06/30/99; Cost
  $397,616)(b)                           400,000       398,910
--------------------------------------------------------------
Logix Communications, Sr. Unsec.
  Notes, 12.25%, 06/15/08                350,000       280,875
--------------------------------------------------------------
SBC Communications, Inc., Deb.,
  7.375%, 07/15/43                       500,000       466,490
--------------------------------------------------------------
Williams Communications Group, Inc.,
  Sr. Unsec. Notes, 10.70%, 10/01/07     450,000       469,125
--------------------------------------------------------------
Worldwide Fiber, Inc. (Canada), Sr.
  Notes,
  12.50%, 12/15/05                       230,000       235,750
--------------------------------------------------------------
  12.00%, 08/01/09(c)                    530,000       532,650
--------------------------------------------------------------
                                                     3,859,960
--------------------------------------------------------------

TRUCKERS-0.33%

Travelcenters of America, Inc., Sr.
  Unsec. Gtd. Sub. Deb., 10.25%,
  04/01/07                               290,000       286,375
--------------------------------------------------------------

WASTE MANAGEMENT-2.05%

Browning-Ferris, Deb., 9.25%,
  05/01/21                               350,000       302,750
--------------------------------------------------------------
Waste Management Inc., Sr. Unsec.
  Notes,
  7.125%, 10/01/09                       525,000       447,258
--------------------------------------------------------------
  7.125%, 12/15/17                       190,000       145,263
--------------------------------------------------------------
WMX Technologies, Inc., Unsec.
  Putable Notes, 7.10%, 08/01/26         980,000       897,327
--------------------------------------------------------------
                                                     1,792,598
--------------------------------------------------------------
    Total U.S. Dollar Denominated
      Bonds & Notes (Cost
      $58,071,172)                                  54,413,221
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(h)        VALUE
NON-U.S. DOLLAR DENOMINATED BONDS
  & NOTES-33.28%

AUSTRALIA-1.97%

New South Wales Treasury Corp.
  (Sovereign Debt), Gtd. Notes,
  7.00%, 04/01/04   AUD                1,320,000   $   856,995
--------------------------------------------------------------
State Bank New South Wales
  (Banks-Major Regional), Series E
  Medium Term Sr. Unsec. Gtd.
  Notes, 8.625%, 08/20/01      AUD     1,300,000       862,743
--------------------------------------------------------------
                                                     1,719,738
--------------------------------------------------------------

CANADA-9.47%

B.C. Generic Residual (Sovereign
  Debt), Deb.,13.88%,
  06/21/04(e)            CAD             150,000        76,004
--------------------------------------------------------------
Bank of Montreal (Banks-Money
  Center), Sub. Deb., 7.92%,
  07/31/12         CAD                   300,000       216,435
--------------------------------------------------------------
Bell Mobility Cellular
  (Telecommunications-
  Cellular/Wireless), Deb., 6.55%,
  06/02/08                     CAD       750,000       492,805
--------------------------------------------------------------
British Columbia Municipal Finance
  Authority (Sovereign Debt),
  Bonds, 7.75%, 12/01/05       CAD       500,000       362,997
--------------------------------------------------------------
Canadian Oil Debco Inc. (Oil &
  Gas- Exploration & Production),
  Deb., 11.00%, 10/31/00       CAD       450,000       317,870
--------------------------------------------------------------
Canadian Pacific Ltd.,
  (Railroads), Unsec. Medium Term
  Disc. Notes, 5.85%, 03/30/09
  (Acquired 03/24/99; Cost
$661,416)(b)(f)                CAD     1,000,000       634,015
--------------------------------------------------------------
Clearnet Communications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes, 11.75%,
  08/13/07(f)   CAD                    1,100,000       524,859
--------------------------------------------------------------
  10.40%, 05/15/08(f)          CAD     1,200,000       507,369
--------------------------------------------------------------
Sr. Unsec. Disc. Notes, 10.75%,
  02/15/09(f)                  CAD     1,300,000       509,916
--------------------------------------------------------------
GMAC Canada Ltd. (Financial
  Diversified), Sr. Unsec. Gtd.
  Unsub. Notes, 6.50%, 03/23/04GBP       450,000       718,447
--------------------------------------------------------------
Loblaw Co. Ltd. (Retail-Food
  Chains), Unsec. Medium Term
  Disc. Notes, 6.45%, 03/01/39 CAD       750,000       460,896
--------------------------------------------------------------
Molson Breweries Co. Ltd.
  (Beverages- Alcoholic), Unsec.
  Unsub. Notes, 6.00%, 06/02/08CAD       700,000       453,605
--------------------------------------------------------------
NAV Canada (Services-Commercial &
  Consumer), Bonds, 7.40%,
  06/01/27  CAD                        1,000,000       730,551
--------------------------------------------------------------
Poco Petroleums Ltd. (Oil &
  Gas-Exploration & Production),
  Unsec. Deb., 6.60%, 09/11/07 CAD       750,000       484,961
--------------------------------------------------------------
Province of Ontario (Sovereign
  Debt), Sr. Unsec. Unsub. Notes,
  6.25%, 12/03/08              NZD     1,500,000       672,945
--------------------------------------------------------------
Telegobe Canada, Inc. (Telephone),
  Unsec. Deb., 8.35%, 06/20/03 CAD       650,000       453,958
--------------------------------------------------------------
TransCanada Pipelines (Natural
  Gas), Series Q, Deb., 10.625%,
  10/20/09           CAD                 375,000       318,211
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(h)        VALUE
CANADA-(CONTINUED)

Westcoast Energy, Inc. (Natural
  Gas), Series V, Unsec. Deb.,
6.45%, 12/18/06          CAD        $    500,000   $   335,635
--------------------------------------------------------------
                                                     8,271,479
--------------------------------------------------------------

DENMARK-1.08%

Kingdom of Denmark (Sovereign
  Debt), Bonds, 7.00%, 12/15/04DKK     6,150,000       940,928
--------------------------------------------------------------

GERMANY-2.86%

Bundesrepublik Deutschland
  (Sovereign Debt), Series 92
  Bonds, 7.25%, 10/21/02    EUR          810,000       921,185
--------------------------------------------------------------
Hypovereins Finance N.V.
  (Banks-Major Regional), Gtd.
  Series E Medium Term Notes,
  6.00%, 03/12/07            DEM         250,000       134,974
--------------------------------------------------------------
International Bank for
  Reconstruction & Development
  (Banks-Money Center), Unsec.
  Deb., 7.125%, 04/12/05      DEM      1,400,000       826,494
--------------------------------------------------------------
Treuhandanstalt (Sovereign Debt),
  Gtd. Notes, 6.00%, 11/12/03  EUR       560,000       618,697
--------------------------------------------------------------
                                                     2,501,350
--------------------------------------------------------------

GREECE-1.18%

Hellenic Republic (Sovereign
  Debt), Bonds, 6.60%, 01/15/04GRD   333,000,000     1,032,847
--------------------------------------------------------------

NETHERLANDS-4.70%

Dresdner Finance B.V. (Banks-Major
  Regional), Series 11 Floating
  Rate Gtd. Notes, 3.532%,
  07/30/03            EUR              1,000,000     1,047,839
--------------------------------------------------------------
KPNQWest B.V.
  (Telecommunications-Long
  Distance), Sr. Unsec. Notes,
  7.125%, 06/01/09 (Acquired
  05/25/99; Cost $1,051,124)(b)EUR     1,000,000     1,019,104
--------------------------------------------------------------
Mannesmann Finance B.V. (Machinery
  Diversified), Gtd. Unsec. Unsub.
  Notes, 4.75%, 05/27/09       EUR       900,000       843,286
--------------------------------------------------------------
Prudential Financial B.V.
  (Investment Banking/ Brokerage),
  Sr. Unsec. Gtd. Bonds, 9.375%,
  06/04/07                 GBP           400,000       749,353
--------------------------------------------------------------
SPT Telecom A.S.
  (Telecommunications-Long
  Distance), Gtd. Unsec. Unsub.
  Notes, 5.125%, 05/07/03      DEM       275,000       147,120
--------------------------------------------------------------
Tecnost International Finance N.V.
  (Financial- Diversified), Series
  E Medium Term Gtd. Notes,
  6.125%, 07/30/09            EUR        290,000       297,125
--------------------------------------------------------------
                                                     4,103,827
--------------------------------------------------------------

NEW ZEALAND-2.59%

Inter-American Development Bank,
  (Banks- Money Center), Unsec.
  Bonds, 5.75%, 04/15/04       NZD     2,000,000       951,163
--------------------------------------------------------------
International Bank for
  Reconstruction & Development
  (Banks-Money Center),
  Unsec. Notes, 5.50%, 04/15/04NZD       800,000       378,406
--------------------------------------------------------------
  Sr. Unsec. Notes, 6.77%,
    08/20/07(e)  NZD                     750,000       209,131
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(h)        VALUE
NEW ZEALAND-(CONTINUED)

New Zealand Government (Sovereign
  Debt), Bonds,
  10.00%, 03/15/02             NZD  $    675,000   $   369,771
--------------------------------------------------------------
  8.00%, 04/15/04              NZD       675,000       357,696
--------------------------------------------------------------
                                                     2,266,167
--------------------------------------------------------------

SWEDEN-2.23%

AB Spintab (Banks-Regional),
  Series 161, Unsec. Deb., 7.50%,
  06/15/04        SEK                  6,700,000       861,443
--------------------------------------------------------------
Stadshypotek A.B.
  (Banks-Regional), Series 1562,
  Notes, 3.50%, 09/15/04   SEK        10,000,000     1,086,187
--------------------------------------------------------------
                                                     1,947,630
--------------------------------------------------------------

U.S.A.-0.61%

AT&T Canada, Inc. (Telephone), Sr.
  Unsec. Notes, 7.15%, 09/23/04CAD       800,000       537,070
--------------------------------------------------------------

UNITED KINGDOM-6.59%

Airtours PLC (Services-Commercial
  & Consumer), Conv. Sub. Notes,
  5.75%, 01/05/04 (Acquired
  12/09/98; Cost $494,636)(b)  GBP       299,000       452,874
--------------------------------------------------------------
Lloyds Bank PLC (Banks-Major
  Regional), Sub. Notes, 5.25%,
  07/14/08        DEM                  1,500,000       771,334
--------------------------------------------------------------
Merrill Lynch & Co. (Investment
  Banking/ Brokerage), Sr. Unsec.
  Unsub. Notes, 7.375%,
  12/17/07                 GBP           245,000       408,554
--------------------------------------------------------------
National Power PLC (Electric
  Companies), Sr. Unsec. Unsub.
  Bonds, 8.00%, 02/21/07       AUD       800,000       512,359
--------------------------------------------------------------
National Westminster Bank PLC
  (Banks-Money Center), Series E,
  Medium Term Unsec. Unsub. Notes,
  5.125%, 06/30/11      EUR              210,000       200,584
--------------------------------------------------------------
Scotia Holdings PLC (Health
  Care-Drugs- Generic & Other),
  Conv. Unsec. Unsub. Notes,
  8.50%, 03/26/02             GBP        650,000       917,237
--------------------------------------------------------------
Sutton Bridge Financial Ltd.
  (Financial- Diversified), Gtd.
  Eurobonds, 8.625%, 06/30/22  GBP       450,000       845,032
--------------------------------------------------------------
TeleWest Communications PLC
  (Broadcasting- Television, Radio
  & Cable), Sr. Unsec. Notes,
  5.25%, 02/19/07             GBP        400,000       651,844
--------------------------------------------------------------
Union Bank Switzerland London,
  (Banks-Major Regional), Unsec.
  Sub. Notes, 7.375%, 11/26/04 GBP       600,000     1,000,628
--------------------------------------------------------------
                                                     5,760,446
--------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Bonds & Notes
      (Cost $30,661,602)                            29,081,482
--------------------------------------------------------------

                                                     MARKET
                                       SHARES         VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-1.71%

BANKS (MAJOR REGIONAL)-0.09%

Societe Generale (France)                    350        76,221
--------------------------------------------------------------

BANKS (REGIONAL)-1.40%

First Republic Capital Corp.,
  Series A-Pfd. (Acquired
  05/26/99; Cost $750,000)(b)                750       746,250
--------------------------------------------------------------

                                                     MARKET
                                       SHARES         VALUE
BANKS (REGIONAL)-(CONTINUED)

Westpac Banking Corp. STRYPES
Trust-$3.135 Conv. Pfd.                   16,000   $   480,000
--------------------------------------------------------------
                                                     1,226,250
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.00%

Knology Holdings, Inc.-Wts.,
  expiring 10/15/07(i)                       700         1,575
--------------------------------------------------------------
Wireless One, Inc.-Wts., expiring
  10/19/00(i)                                150             0
--------------------------------------------------------------
                                                         1,575
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.00%

Electronic Retailing Systems
  International, Inc.-Wts.,
  expiring 02/01/04(i)                       290           290
--------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.09%

Glaxo Wellcome PLC (United
  Kingdom)                                 2,607        76,980
--------------------------------------------------------------

PERSONAL CARE-0.00%

IHF Capital, Inc., Series I-Wts.,
  expiring 11/14/99(i)                        70            35
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.01%

Clearnet Communications Inc.-Wts.
  (Canada), expiring 09/15/05(i)             330         4,290
--------------------------------------------------------------
Loral Space & Communications,
  Ltd.-Wts., expiring 01/15/07(i)            420         4,095
--------------------------------------------------------------
                                                         8,385
--------------------------------------------------------------

                                                     MARKET
                                       SHARES         VALUE
TELECOMMUNICATIONS (LONG DISTANCE)-0.08%

Tele1 Europe B.V.-Wts.
  (Netherlands), expiring
  05/15/09(i)                                500   $    40,125
--------------------------------------------------------------
Versatel Telecom B.V.-Wts.
  (Netherlands), expiring
  05/15/08(i)                                190        27,597
--------------------------------------------------------------
                                                        67,722
--------------------------------------------------------------

TELEPHONE-0.04%

Esat Holdings Ltd.-Wts. (Ireland),
  expiring 02/01/07(i)                       350        25,375
--------------------------------------------------------------
Intermedia Communications,
  Inc.-Wts., expiring 06/01/00(i)            150        13,763
--------------------------------------------------------------
                                                        39,138
--------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests (Cost
      $1,339,360)                                    1,496,596
--------------------------------------------------------------

MONEY MARKET FUNDS-1.35%

STIC Liquid Assets Portfolio(j)          588,479       588,479
--------------------------------------------------------------
STIC Prime Portfolio(j)                  588,479       588,479
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $1,176,958)                                    1,176,958
--------------------------------------------------------------
TOTAL INVESTMENTS-98.61%                            86,168,257
--------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.39%                                  1,214,655
--------------------------------------------------------------
NET ASSETS-100.00%                                 $87,382,912
==============================================================

Investment Abbreviations:

AUD     - Australian Dollar
CAD     - Canadian Dollars
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
DEM     - German Deutsche Mark
Disc.   - Discounted
DKK     - Danish Krone
FRF     - French Franc
GBP     - British Pound Sterling
GRD     - Greek Drachma
Gtd.    - Guaranteed
NZD     - New Zealand Dollar
Pfd.    - Preferred
PRIDES  - Preferred Redemption Increase Dividend Equity Security
Sec.    - Secured
Sr.     - Senior
STRYPES - Structured Yield Product Exchangeable for Stock
SEK     - Swedish Krona
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Principal amount is in U.S. Dollars, except as indicated by note (h).
(b) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 10/31/99 was $7,094,249 which represented 8.14% of the Fund's net assets.
(c) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(d) Non-income producing security.
(e) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(f) Discounted bond at purchase. Interest rate shown represent the coupon rate at which the bond will accrue at a specified future date.
(g) Defaulted security. Currently, the issue is in default with respect to interest payments.
(h) Foreign denominated security. Par value and coupon are denominated in currency indicated.
(i) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j) The security shares the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1999

ASSETS:

Investments, at market value (cost
  $91,252,953)                                 $ 86,168,257
-----------------------------------------------------------
  Foreign currencies (cost $18,242)                  18,464
-----------------------------------------------------------
Receivables for:
  Investments sold                                  764,818
-----------------------------------------------------------
  Forward currency contracts                          4,248
-----------------------------------------------------------
  Capital stock sold                                 85,861
-----------------------------------------------------------
  Dividends and interest                          2,088,500
-----------------------------------------------------------
Investment for deferred compensation plan            20,023
-----------------------------------------------------------
Other assets                                         13,214
-----------------------------------------------------------
    Total assets                                 89,163,385
-----------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           1,059,968
-----------------------------------------------------------
  Capital stock reacquired                          478,062
-----------------------------------------------------------
  Dividends                                         101,464
-----------------------------------------------------------
  Deferred compensation plan                         20,023
-----------------------------------------------------------
Accrued administrative services fees                  4,247
-----------------------------------------------------------
Accrued directors' fees                                 617
-----------------------------------------------------------
Accrued distribution fees                            55,603
-----------------------------------------------------------
Accrued transfer agent fees                          26,401
-----------------------------------------------------------
Accrued operating expenses                           34,088
-----------------------------------------------------------
    Total liabilities                             1,780,473
-----------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING    $ 87,382,912
===========================================================

NET ASSETS:

Class A                                        $ 51,076,640
===========================================================
Class B                                        $ 34,422,767
===========================================================
Class C                                        $  1,883,505
===========================================================
Capital stock, $0.001 par value per share:

Class A:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                     5,255,715
===========================================================
Class B:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                     3,543,063
===========================================================
Class C:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                       193,937
===========================================================
Class A:
  Net asset value and redemption price per
    share                                      $       9.72
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.72 divided by
      95.25%)                                  $      10.20
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       9.72
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       9.71
===========================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1999

INVESTMENT INCOME:

Interest                                        $ 7,761,097
-----------------------------------------------------------
Dividends (net of $476 foreign withholding
  tax)                                               64,902
-----------------------------------------------------------
      Total investment income                     7,825,999
-----------------------------------------------------------

EXPENSES:

Advisory fees                                       703,524
-----------------------------------------------------------
Administrative services fees                         66,799
-----------------------------------------------------------
Custodian fees                                       48,756
-----------------------------------------------------------
Directors' fees                                       8,112
-----------------------------------------------------------
Distribution fees-Class A                           300,260
-----------------------------------------------------------
Distribution fees-Class B                           385,265
-----------------------------------------------------------
Distribution fees-Class C                            19,247
-----------------------------------------------------------
Transfer agent fees-Class A                         114,393
-----------------------------------------------------------
Transfer agent fees-Class B                          73,389
-----------------------------------------------------------
Transfer agent fees-Class C                           3,666
-----------------------------------------------------------
Other                                               160,098
-----------------------------------------------------------
      Total expenses                              1,883,509
-----------------------------------------------------------
Less:
      Fees waived by advisor                       (423,180)
-----------------------------------------------------------
      Expenses paid indirectly                       (2,351)
-----------------------------------------------------------
Net expenses                                      1,457,978
-----------------------------------------------------------
Net investment income                             6,368,021
-----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FORWARD CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (3,425,545)
-----------------------------------------------------------
  Foreign currencies                               (699,509)
-----------------------------------------------------------
  Forward currency contracts                        117,048
-----------------------------------------------------------
                                                 (4,008,006)
-----------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (4,733,538)
-----------------------------------------------------------
  Foreign currencies                                 (5,039)
-----------------------------------------------------------
  Forward currency contracts                        267,350
-----------------------------------------------------------
                                                 (4,471,227)
-----------------------------------------------------------
  Net gain (loss) from investment securities,
    foreign currencies and forward currency
    contracts                                    (8,479,233)
-----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(2,111,212)
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1999 and 1998

                                                                 1999           1998
                                                              -----------    -----------
OPERATIONS:

  Net investment income                                       $ 6,368,021    $ 4,564,973
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and forward currency contracts          (4,008,006)      (293,145)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and forward
    currency contracts                                         (4,471,227)    (2,380,155)
----------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations       (2,111,212)     1,891,673
----------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:

  Class A                                                      (3,538,334)    (2,295,926)
----------------------------------------------------------------------------------------
  Class B                                                      (2,065,556)    (1,495,827)
----------------------------------------------------------------------------------------
  Class C                                                        (102,985)       (42,707)
----------------------------------------------------------------------------------------

Return of capital distribution:

  Class A                                                        (483,962)      (354,717)
----------------------------------------------------------------------------------------
  Class B                                                        (310,211)      (250,576)
----------------------------------------------------------------------------------------
  Class C                                                         (15,757)        (8,211)
----------------------------------------------------------------------------------------

Distributions to shareholders from net realized gains:

  Class A                                                              --       (258,088)
----------------------------------------------------------------------------------------
  Class B                                                              --       (181,448)
----------------------------------------------------------------------------------------
  Class C                                                              --         (5,682)
----------------------------------------------------------------------------------------

Share transactions-net:

  Class A                                                      (1,856,726)    29,014,691
----------------------------------------------------------------------------------------
  Class B                                                       1,178,036     12,527,487
----------------------------------------------------------------------------------------
  Class C                                                         263,914      1,597,917
----------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                      (9,042,793)    40,138,586
----------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          96,425,705     56,287,119
----------------------------------------------------------------------------------------
  End of period                                               $87,382,912    $96,425,705
========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $95,576,239    $96,795,220
----------------------------------------------------------------------------------------
  Undistributed net investment income                             (45,192)       222,498
----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and forward currency
    contracts                                                  (3,069,640)        15,255
----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and forward currency
    contracts                                                  (5,078,495)      (607,268)
----------------------------------------------------------------------------------------
                                                              $87,382,912    $96,425,705
========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Income Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is high current income. Its secondary objective is protection of principal and growth of capital.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the New York Stock Exchange ("NYSE").
      Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Such distributions are declared and paid monthly. The Fund may elect to use a portion of the proceeds of capital stock redemptions as distributions for Federal income tax purposes. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
      On October 31, 1999, undistributed net investment income was decreased by $118,906, undistributed net realized gains increased by $923,111 and paid-in-capital decreased by $804,205 as a result of a tax return of capital in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $3,052,967 as of October 31, 1999 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2007.
D. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
E. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
      Outstanding forward currency contracts at October 31, 1999 were as follows:

                             CONTRACT                                   UNREALIZED
SETTLEMENT                      TO       CONTRACT TO                   APPRECIATION
DATE                          DELIVER      RECEIVE         VALUE      (DEPRECIATION)
----------                   ---------   ------------   -----------   --------------
11/10/99               AUD     650,000       424,775        414,696        10,079
------------------------------------------------------------------------------------
11/04/99               CAD   5,000,000     3,344,705      3,396,451       (51,745)
------------------------------------------------------------------------------------
11/26/99               GBP     800,000     1,279,104      1,315,326       (36,222)
------------------------------------------------------------------------------------
11/26/99               GBP   2,600,000     4,305,600      4,274,808        30,792
------------------------------------------------------------------------------------
11/26/99               NZD   2,300,000     1,218,885      1,167,541        51,344
------------------------------------------------------------------------------------
                                         $10,573,069    $10,568,822      $  4,248
====================================================================================

F. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
G. Expenses -- Distribution expenses and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.70% of the first $1 billion of the Fund's average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $1 billion. During the year ended October 31, 1999, AIM waived fees of $423,180.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1999, AIM was paid $66,799 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 1999, AFS was paid $148,724 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $300,260, $385,265 and $19,247, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $28,250 from sales of the Class A shares of the Fund during the year ended October 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1999, AIM Distributors received $3,743 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1999, the Fund paid legal fees of $3,672 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $1,167 and $1,184, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $2,351 during the year ended October 31, 1999.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1999 was $90,400,242 and $90,308,631, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 1999 is as follows:

Aggregate unrealized appreciation of
investment securities                            $   815,437
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (5,913,598)
------------------------------------------------------------
Net unrealized depreciation of investment
  securities                                     $(5,098,161)
============================================================

Cost of investments for tax purposes is $91,266,418.

NOTE 7-CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 1999 and 1998 were as follows:

                                 1999                        1998
                       -------------------------   -------------------------
                         SHARES        AMOUNT        SHARES        AMOUNT
                       ----------   ------------   ----------   ------------
Sold:
  Class A               2,496,536   $ 26,051,117    3,840,125   $ 41,970,650
----------------------------------------------------------------------------
  Class B               1,275,307     13,306,447    1,818,456     19,865,377
----------------------------------------------------------------------------
  Class C                 101,598      1,053,223      155,501      1,696,174
----------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                 315,101      3,238,097      221,486      2,412,254
----------------------------------------------------------------------------
  Class B                 188,786      1,938,556      144,487      1,573,639
----------------------------------------------------------------------------
  Class C                   9,111         93,556        4,387         47,595
----------------------------------------------------------------------------
Reacquired:
  Class A              (3,041,035)   (31,145,940)  (1,406,526)   (15,368,213)
----------------------------------------------------------------------------
  Class B              (1,370,398)   (14,066,967)    (814,522)    (8,911,529)
----------------------------------------------------------------------------
  Class C                 (85,444)      (882,865)     (13,394)      (145,852)
----------------------------------------------------------------------------
                         (110,438)  $   (414,776)   3,950,000   $ 43,140,095
============================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and Class B capital stock outstanding during each of the years in the five-year period ended October 31, 1999 and for a share of Class C capital stock outstanding during each of the years in the two-year period ended October 31, 1999 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                      CLASS A
                                                              -------------------------------------------------------
                                                               1999        1998        1997        1996        1995
                                                              -------     -------     -------     -------     -------
Net asset value, beginning of period                          $ 10.60     $ 10.93     $ 10.85      $10.74      $10.02
------------------------------------------------------        -------     -------     -------      ------      ------
Income from investment operations:
  Net investment income                                          0.67        0.71        0.72        0.79(a)     0.79
------------------------------------------------------        -------     -------     -------      ------      ------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.86)      (0.27)       0.21        0.25        0.75
------------------------------------------------------        -------     -------     -------      ------      ------
      Total from investment operations                          (0.19)       0.44        0.93        1.04        1.54
------------------------------------------------------        -------     -------     -------      ------      ------
Less distributions:
  Dividends from investment income                              (0.61)      (0.61)      (0.72)      (0.81)      (0.82)
------------------------------------------------------        -------     -------     -------      ------      ------
  Distributions from net realized gains                            --       (0.07)      (0.13)      (0.12)         --
------------------------------------------------------        -------     -------     -------      ------      ------
  Return of capital                                             (0.08)      (0.09)         --          --          --
------------------------------------------------------        -------     -------     -------      ------      ------
      Total distributions                                       (0.69)      (0.77)      (0.85)      (0.93)      (0.82)
------------------------------------------------------        -------     -------     -------      ------      ------
Net asset value, end of period                                $  9.72     $ 10.60     $ 10.93      $10.85      $10.74
======================================================        =======     =======     =======      ======      ======
Total return(b)                                                 (1.94)%      3.95%       9.05%      10.22%      16.07%
======================================================        =======     =======     =======      ======      ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $51,077     $58,115     $30,924     $21,926     $10,004
======================================================        =======     =======     =======      ======      ======
Ratio of expenses to average net assets(c)                       1.25%(d)    1.23%       1.25%       1.25%       1.25%
======================================================        =======     =======     =======      ======      ======
Ratio of net investment income to average net assets(e)          6.54%(d)    6.38%       6.54%       7.27%       7.38%
======================================================        =======     =======     =======      ======      ======
Portfolio turnover rate                                            93%         47%         61%         83%        128%
======================================================        =======     =======     =======      ======      ======

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and is not annualized for periods less than one year.

(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.67%, 1.73%, 1.86%, 2.02% and 3.03% for the periods 1999-1995.

(d) Ratios are based on average net assets of $60,052,093.

(e) After fee waivers and/or expense reimbursements. The ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 6.12%, 5.89%, 5.93%, 6.51% and 5.59% for the periods 1999-1995.

                                                                     CLASS B                                    CLASS C
                                             -----------------------------------------------------    --------------------------
                                              1999       1998        1997        1996        1995      1999      1998      1997
                                             -------    -------     -------     -------     ------    ------    ------    ------
Net asset value, beginning of period         $ 10.59    $ 10.92     $ 10.84     $ 10.73     $10.01    $10.59    $10.92    $10.76
------------------------------------------   -------    -------     -------     -------     ------    ------    ------    ------
Income from investment operations:
  Net investment income                         0.62       0.65        0.67        0.74(a)    0.74      0.62      0.66      0.15(a)
------------------------------------------   -------    -------     -------     -------     ------    ------    ------    ------
  Net gains (losses) on securities (both
    realized and unrealized)                   (0.85)     (0.27)       0.21        0.24       0.75     (0.86)    (0.28)     0.17
------------------------------------------   -------    -------     -------     -------     ------    ------    ------    ------
      Total from investment operations         (0.23)      0.38        0.88        0.98       1.49     (0.24)     0.38      0.32
------------------------------------------   -------    -------     -------     -------     ------    ------    ------    ------
Less distributions:
  Dividends from investment income             (0.56)     (0.55)      (0.67)      (0.75)     (0.77)    (0.56)    (0.55)    (0.13)
------------------------------------------   -------    -------     -------     -------     ------    ------    ------    ------
  Distributions from net realized gains           --      (0.07)      (0.13)      (0.12)        --        --     (0.07)    (0.03)
------------------------------------------   -------    -------     -------     -------     ------    ------    ------    ------
  Return of capital                            (0.08)     (0.09)         --          --         --     (0.08)    (0.09)       --
------------------------------------------   -------    -------     -------     -------     ------    ------    ------    ------
      Total distributions                      (0.64)     (0.71)      (0.80)      (0.87)     (0.77)    (0.64)    (0.71)    (0.16)
------------------------------------------   -------    -------     -------     -------     ------    ------    ------    ------
Net asset value, end of period               $  9.72    $ 10.59     $ 10.92     $ 10.84     $10.73    $ 9.71    $10.59    $10.92
==========================================   =======    =======     =======     =======     ======    ======    ======    ======
Total return(b)                                (2.37)%     3.38%       8.48%       9.66%     15.56%    (2.47)%    3.39%     2.99%
==========================================   =======    =======     =======     =======     ======    ======    ======    ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $34,423    $36,525     $25,121     $16,787     $4,207    $1,884    $1,785    $  242
==========================================   =======    =======     =======     =======     ======    ======    ======    ======
Ratio of expenses to average net assets(c)      1.75%(d)   1.75%       1.76%       1.75%      1.73%     1.75%(d)  1.73%     1.76%(e)
==========================================   =======    =======     =======     =======     ======    ======    ======    ======
Ratio of net investment income to average
  net assets(f)                                 6.04%(d)   5.87%       6.03%       6.77%      6.88%     6.04%(d)  5.88%     6.03%(e)
==========================================   =======    =======     =======     =======     ======    ======    ======    ======
Portfolio turnover rate                           93%        47%         61%         83%       128%       93%       47%       61%
==========================================   =======    =======     =======     =======     ======    ======    ======    ======

(a) Calculated using average shares outstanding.

(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.

(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.17%, 2.25%, 2.37%, 2.53% and 3.57% for 1999-1995 for Class B and 2.17%,
    2.22% and 2.37% (annualized) for 1999-1997 for Class C.

(d) Ratios are based on average net assets of $38,526,539 and $1,924,739 for Class B and Class C, respectively.

(e) Annualized.

(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 5.62%, 5.37%, 5.42%, 6.00% and 5.05% for 1999-1995 for
    Class B and 5.62%, 5.40% and 5.42% (annualized) for 1999-1997 for Class C.

                       INDEPENDENT AUDITORS' REPORT

                       To the Board of Directors and Shareholders of AIM International Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of AIM International Equity Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM International Equity Fund as of October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                       KPMG LLP

                       December 3, 1999
                       Houston, Texas

SCHEDULE OF INVESTMENTS

October 31, 1999

                                                     MARKET
                                     SHARES          VALUE

FOREIGN STOCKS & OTHER EQUITY
INTERESTS-94.17%

AUSTRALIA-1.53%

AMP Ltd. (Insurance-Life/Health)     1,352,000   $   13,752,481
---------------------------------------------------------------
Brambles Industries Ltd. (Air
  Freight)                             383,000       10,774,322
---------------------------------------------------------------
Cable & Wireless Optus Ltd.
  (Telephone)(a)                     3,103,700        7,107,662
---------------------------------------------------------------
Telstra Corp. Ltd. (Telephone)(a)    4,774,700       15,320,279
---------------------------------------------------------------
                                                     46,954,744
---------------------------------------------------------------

BELGIUM-0.40%

UCB S.A.
  (Manufacturing-Diversified)          328,600       12,255,194
---------------------------------------------------------------

BRAZIL-0.97%

Embratel Participacoes S.A.-ADR
  (Telephone)                          492,800        6,344,800
---------------------------------------------------------------
Petroleo Brasileiro
  S.A.-Petrobras-Pfd. (Oil &
  Gas-Exploration & Production)         78,071       12,418,632
---------------------------------------------------------------
Tele Centro Sul Participacoes
  S.A.-ADR (Telephone)                 105,840        6,323,940
---------------------------------------------------------------
Telesp Participacoes S.A.-ADR
  (Telephone)                          286,300        4,634,481
---------------------------------------------------------------
                                                     29,721,853
---------------------------------------------------------------

CANADA-6.33%

BCE, Inc. (Telephone)                  672,500       40,469,673
---------------------------------------------------------------
Bombardier Inc.
  (Aerospace/Defense)                1,403,100       24,730,317
---------------------------------------------------------------
Imasco Ltd.
  (Manufacturing-Diversified)          351,100        9,419,582
---------------------------------------------------------------
Loblaw Co. Ltd. (Retail-Food
  Chains)                              275,000        6,406,643
---------------------------------------------------------------
Nortel Networks Corp.
  (Communications Equipment)         1,000,714       61,981,723
---------------------------------------------------------------
Research in Motion Ltd.
  (Communications Equipment)(a)        460,000       14,262,462
---------------------------------------------------------------
Rogers Communications, Inc.
  (Telecommunications-Cellular/Wireless)(a)     675,000     13,662,297
---------------------------------------------------------------
Shaw Communications, Inc.
  (Broadcasting- Television,
  Radio & Cable)                       376,000       11,428,377
---------------------------------------------------------------
Toronto-Dominion Bank (The)
  (Banks- Regional)                    510,200       11,695,476
---------------------------------------------------------------
                                                    194,056,550
---------------------------------------------------------------

FINLAND-2.98%

Nokia Oyj (Communications
  Equipment)                           654,342       74,904,859
---------------------------------------------------------------
Sonera Oyj
  (Telecommunications-Cellular/
  Wireless)                            546,900       16,426,703
---------------------------------------------------------------
                                                     91,331,562
---------------------------------------------------------------

FRANCE-12.32%

Accor S.A. (Lodging-Hotels)             96,500       21,725,885
---------------------------------------------------------------
Altran Technologies, S.A.
  (Services- Commercial &
  Consumer)                             93,200       31,954,840
---------------------------------------------------------------
AXA (Insurance-Multi-Line)             288,614       40,717,636
---------------------------------------------------------------
Banque Nationale de Paris
  (Banks-Major Regional)               432,900       38,028,609
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

FRANCE-(CONTINUED)

Carrefour Supermarche S.A.
  (Retail-Food Chains)                 477,200   $   88,358,734
---------------------------------------------------------------
Pinault-Printemps-Redoute S.A.
  (Retail- General Merchandise)        221,750       42,295,855
---------------------------------------------------------------
PSA Peugeot Citroen (Automobiles)       75,000       14,399,934
---------------------------------------------------------------
Renault S.A. (Automobiles)             254,000       13,147,258
---------------------------------------------------------------
Societe Television Francaise 1
  (Broadcasting-Television, Radio
  & Cable)                             113,075       35,450,245
---------------------------------------------------------------
Total Fina S.A.-Class B (Oil &
  Gas-Refining & Marketing)            379,262       51,271,770
---------------------------------------------------------------
                                                    377,350,766
---------------------------------------------------------------

GERMANY-4.16%

Deutsche Bank A.G. (Banks-Major
  Regional)(a)                         415,000       29,776,171
---------------------------------------------------------------
EM.TV & Merchandising A.G.
  (Broadcasting- Television,
  Radio & Cable)                       187,500        9,271,191
---------------------------------------------------------------
EM.TV & Merchandising A.G.-Rts.,
  expiring 11/12/99
  (Broadcasting-Television, Radio
  & Cable)                             187,500            1,973
---------------------------------------------------------------
Mannesmann A.G.
  (Machinery-Diversified)              380,200       59,798,417
---------------------------------------------------------------
Porsche A.G.-Pfd. (Automobiles)         10,500       28,610,500
---------------------------------------------------------------
                                                    127,458,252
---------------------------------------------------------------

HONG KONG-3.19%

China Telecom Ltd.
  (Telecommunications-
  Cellular/Wireless)(a)              9,104,000       31,115,871
---------------------------------------------------------------
Cosco Pacific Ltd.
  (Financial-Diversified)           30,166,000       21,358,247
---------------------------------------------------------------
Dao Heng Bank Group Ltd. (Banks-
  Regional)(a)                       3,880,000       17,631,596
---------------------------------------------------------------
Hutchison Whampoa Ltd.
  (Retail-Food Chains)               2,744,000       27,552,683
---------------------------------------------------------------
                                                     97,658,397
---------------------------------------------------------------

INDONESIA-0.30%

Gulf Indonesia Resources Ltd.
  (Oil- International
  Integrated)(a)                     1,172,000        9,302,750
---------------------------------------------------------------

IRELAND-1.44%

Bank of Ireland (Banks-Major
  Regional)                          2,344,400       18,325,545
---------------------------------------------------------------
CRH PLC (Construction-Cement &
  Aggregates)                        1,360,000       25,682,645
---------------------------------------------------------------
                                                     44,008,190
---------------------------------------------------------------

ITALY-1.63%

Banca Popolare di Brescia (Banks-
  Regional)                            887,000       37,560,026
---------------------------------------------------------------
Credito Italiano S.p.A.
  (Banks-Major Regional)             2,620,100       12,266,319
---------------------------------------------------------------
                                                     49,826,345
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

JAPAN-25.23%

Advantest Corp. (Electronics-
  Instrumentation)                     235,900   $   35,524,723
---------------------------------------------------------------
Alps Electric Co., Ltd.
  (Electronics- Component
  Distributors)                      1,197,000       23,192,557
---------------------------------------------------------------
DDI Corp. (Telecommunications)          34,750       37,998,178
---------------------------------------------------------------
Hirose Electric Co. Ltd.
  (Electronics- Component
  Distributors)                        206,800       36,081,646
---------------------------------------------------------------
Hoya Corp.
  (Manufacturing-Specialized)          270,000       19,423,529
---------------------------------------------------------------
Ibiden Co., Ltd.
  (Electronics-Component
  Distributors)                        820,000       13,764,328
---------------------------------------------------------------
Kirin Brewery Co., Ltd.
  (Beverages- Alcoholic)             1,732,000       19,836,059
---------------------------------------------------------------
Kyocera Corp.
  (Electronics-Component
  Distributors)                        314,000       30,118,460
---------------------------------------------------------------
Matsushita Communication
  Industrial Co., Ltd.
  (Telephone)                          363,000       61,001,966
---------------------------------------------------------------
Murata Manufacturing Co., Ltd.
  (Electronics- Component
  Distributors)                        367,000       47,170,879
---------------------------------------------------------------
NEC Corp. (Computers-Hardware)       2,088,000       42,258,693
---------------------------------------------------------------
Nippon Telegraph & Telephone
  Corp. (Telecommunications-Long
  Distance)                              3,338       51,228,238
---------------------------------------------------------------
NTT Data Corp.
  (Computers-Software & Services)        1,984       31,399,933
---------------------------------------------------------------
NTT Mobile Communications
  Network, Inc.
  (Telecommunications-Cellular/Wireless)       2,379     63,208,767
---------------------------------------------------------------
Okuma Corp. (Hardware & Tools)       3,251,000       13,252,842
---------------------------------------------------------------
Orix Corp.
  (Financial-Diversified)               46,600        6,257,733
---------------------------------------------------------------
Ricoh Co., Ltd. (Office Equipment
  & Supplies)                        1,735,000       28,307,851
---------------------------------------------------------------
Rohm Co. Ltd.
  (Electronics-Component
  Distributors)                         74,000       16,609,275
---------------------------------------------------------------
Sanix Inc. (Services-Commercial &
  Consumer)                            185,600       17,268,428
---------------------------------------------------------------
Sharp Corp. (Electrical
  Equipment)                           918,000       14,616,853
---------------------------------------------------------------
Sony Corp. (Electronics-Component
  Distributors)                        345,900       53,947,859
---------------------------------------------------------------
Takeda Chemical Industries Ltd.
  (Health Care-Drugs-Generic &
  Other)                               642,000       36,886,288
---------------------------------------------------------------
Tokyo Electron Ltd. (Electronics-
  Semiconductors)                      229,000       19,022,013
---------------------------------------------------------------
Trend Micro Inc.
  (Computers-Software &
  Services)(a)                         197,100       39,134,526
---------------------------------------------------------------
Ushio, Inc.
  (Electronics-Component
  Distributors)                      1,261,000       15,518,325
---------------------------------------------------------------
                                                    773,029,949
---------------------------------------------------------------

MEXICO-3.27%

Cifra S.A. de C.V.
  (Retail-General Merchandise)(a)    8,782,000       13,426,459
---------------------------------------------------------------
Coca-Cola Femsa S.A.-ADR
  (Beverages- Non-Alcoholic)           796,800       11,055,600
---------------------------------------------------------------
Fomento Economico Mexicano, S.A.
  de C.V.-ADR
  (Beverages-Non-Alcoholic)            669,970       21,983,391
---------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series
  C (Beverages-Alcoholic)            4,538,900       11,093,515
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

MEXICO-(CONTINUED)

Grupo Televisa S.A.-GDR
  (Entertainment)(a)                   536,200   $   22,788,500
---------------------------------------------------------------
Kimberly-Clark de Mexico, S.A. de
  C.V.- Class A (Paper & Forest
  Products)                          1,979,000        6,339,386
---------------------------------------------------------------
Telefonos de Mexico S.A.-ADR
  (Telephone)                          156,000       13,338,000
---------------------------------------------------------------
                                                    100,024,851
---------------------------------------------------------------

NETHERLANDS-4.68%

Aegon N.V. (Insurance Brokers)         195,000       18,001,891
---------------------------------------------------------------
CMG PLC (Computers-Software &
  Services)                            274,000       10,579,204
---------------------------------------------------------------
Equant N.V.
  (Computers-Networking)(a)            100,000        9,731,462
---------------------------------------------------------------
Getronics N.V.
  (Computers-Software & Services)      442,000       22,041,289
---------------------------------------------------------------
Koninklijke (Royal) Philips
  Electronics N.V. (Electrical
  Equipment)                           306,000       31,387,912
---------------------------------------------------------------
Koninklijke Ahold N.V.
  (Retail-Food Chains)                 957,514       29,414,696
---------------------------------------------------------------
Verenigde Nederlandse
  Uitgeversbedrijven Verenigd
  Bezit (Publishing)                   654,600       22,140,803
---------------------------------------------------------------
                                                    143,297,257
---------------------------------------------------------------

SINGAPORE-1.49%

Datacraft Asia Ltd.
  (Communications Equipment)         1,418,400        6,524,640
---------------------------------------------------------------
DBS Group Holdings Ltd.
  (Banks-Money Center)(a)            1,393,274       15,753,624
---------------------------------------------------------------
Keppel Corp. Ltd. (Engineering &
  Construction)                      3,901,900       10,607,198
---------------------------------------------------------------
Singapore Press Holdings Ltd.
  (Publishing- Newspapers)             749,000       12,838,456
---------------------------------------------------------------
                                                     45,723,918
---------------------------------------------------------------

SOUTH KOREA-2.06%

Korea Electric Power Corp.-ADR
  (Electric Companies)                 659,900       10,393,425
---------------------------------------------------------------
Korea Telecom Corp.-ADR
  (Telephone)(a)                       464,000       16,356,000
---------------------------------------------------------------
L.G. Chemical Ltd.
  (Chemicals-Specialty)                597,000       18,066,778
---------------------------------------------------------------
Pohang Iron & Steel Co. Ltd.-ADR
  (Iron & Steel)                       548,300       18,299,512
---------------------------------------------------------------
                                                     63,115,715
---------------------------------------------------------------

SPAIN-2.07%

Banco Popular Espanol S.A.
  (Banks-Major Regional)               197,000       13,264,246
---------------------------------------------------------------
NH Hoteles, S.A. (Investment
  Management)(a)                       556,500        6,293,758
---------------------------------------------------------------
Telefonica S.A. (Telephone)(a)       2,668,827       43,913,045
---------------------------------------------------------------
                                                     63,471,049
---------------------------------------------------------------

SWEDEN-1.51%

Hennes & Mauritz A.B.-Class B
  (Retail- Specialty-Apparel)        1,466,768       38,969,943
---------------------------------------------------------------
NetCom A.B.
  (Telecommunications-Cellular/
  Wireless)(a)                         176,400        7,324,976
---------------------------------------------------------------
                                                     46,294,919
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

SWITZERLAND-3.11%

ABB Ltd. (Electrical
  Equipment)(a)                        151,150   $   15,217,108
---------------------------------------------------------------
Adecco S.A. (Services-Commercial
  & Consumer)                           29,191       17,690,355
---------------------------------------------------------------
Compagnie Financiere Richemont
  A.G. (Tobacco)                        16,100       30,749,131
---------------------------------------------------------------
Zurich Allied A.G.
  (Insurance-Multi-Line)                56,106       31,756,725
---------------------------------------------------------------
                                                     95,413,319
---------------------------------------------------------------

TAIWAN-0.92%

Far Eastern Textile Ltd.
  (Chemicals- Diversified)           9,331,470       12,767,522
---------------------------------------------------------------
Taiwan Semiconductor
  Manufacturing Co.
  (Electronics-Semiconductors)(a)    3,472,000       15,433,544
---------------------------------------------------------------
                                                     28,201,066
---------------------------------------------------------------

THAILAND-0.46%

Siam Commercial Bank PLC Wts.,
  expiring 05/10/02
  (Banks-Regional)(b)                9,404,000        3,288,538
---------------------------------------------------------------
Siam Commercial Bank PLC, 5.25%
  Pfd. (Banks-Regional)(a)           9,404,000       10,657,298
---------------------------------------------------------------
                                                     13,945,836
---------------------------------------------------------------

UNITED KINGDOM-14.12%

Barclays PLC (Banks-Major
  Regional)                          1,392,000       42,636,380
---------------------------------------------------------------
BP Amoco PLC (Oil & Gas-Refining
  & Marketing)                       2,930,000       28,445,643
---------------------------------------------------------------
British Sky Broadcasting Group
  PLC (Broadcasting-Television,
  Radio & Cable)                     2,810,000       30,191,184
---------------------------------------------------------------
British Telecommunications PLC
  (Communications Equipment)         1,598,875       29,007,819
---------------------------------------------------------------
Compass Group PLC
  (Services-Commercial &
  Consumer)                          1,996,500       21,401,546
---------------------------------------------------------------
General Electric Co. PLC
  (Manufacturing- Diversified)       2,139,000       23,263,168
---------------------------------------------------------------
Granada Group PLC (Leisure Time-
  Products)                          1,861,950       14,724,527
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

UNITED KINGDOM-(CONTINUED)

Hays PLC (Services-Commercial &
  Consumer)                          3,280,700   $   37,567,809
---------------------------------------------------------------
Invensys PLC
  (Electronics-Component-
  Distributors)                      2,500,000       12,289,648
---------------------------------------------------------------
Logica PLC (Computer Software &
  Services)                          1,033,500       15,810,845
---------------------------------------------------------------
Orange PLC (Telephone)(a)            2,902,300       72,386,256
---------------------------------------------------------------
Provident Financial PLC (Consumer
  Finance)                             963,933       10,768,731
---------------------------------------------------------------
Shell Transport & Trading Co.
  (Oil- International Integrated)    2,840,000       21,782,023
---------------------------------------------------------------
Vodafone Airtouch PLC
  (Telecommunications-Cellular/
  Wireless)                          9,171,500       42,673,183
---------------------------------------------------------------
WPP Group PLC
  (Services-Advertising/
  Marketing)                         2,729,500       29,640,406
---------------------------------------------------------------
                                                    432,589,168
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $1,993,503,584)                             2,885,031,650
---------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT

U.S. DOLLAR DENOMINATED
CONVERTIBLE BONDS & NOTES-0.08%

SHIPPING-0.08%

Cosco Treasury Co. Ltd. (Hong
  Kong), Conv. Gtd. Bonds, 1.00%,
  03/13/03 (Cost $2,038,832)       $ 2,754,000        2,569,534
---------------------------------------------------------------

                                     SHARES

MONEY MARKET FUNDS-3.68%

STIC Liquid Assets Portfolio(c)     56,392,364       56,392,364
---------------------------------------------------------------
STIC Prime Portfolio(c)             56,392,364       56,392,364
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $112,784,728)                           112,784,728
---------------------------------------------------------------
TOTAL INVESTMENTS-97.93%                          3,000,385,912
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-2.07%                                  63,347,198
---------------------------------------------------------------
NET ASSETS-100.00%                               $3,063,733,110
===============================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
GDR   - Global Depositary Receipt
Gtd.  - Guaranteed
Pfd.  - Preferred
Rts.  - Rights
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(c) The security shares the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1999


ASSETS:

Investments, at market value (cost
$2,108,327,144)                               $3,000,385,912
------------------------------------------------------------
Foreign currencies, at value (cost
  $74,813,071)                                    74,702,387
------------------------------------------------------------
Receivables for:
  Investments sold                                56,015,112
------------------------------------------------------------
  Capital stock sold                              18,461,482
------------------------------------------------------------
  Dividends and interest                           6,337,504
------------------------------------------------------------
  Foreign exchange contracts                          14,794
------------------------------------------------------------
Investment for deferred compensation plan             49,495
------------------------------------------------------------
Other assets                                          64,941
------------------------------------------------------------
    Total assets                               3,156,031,627
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           80,677,634
------------------------------------------------------------
  Capital stock reacquired                         6,310,879
------------------------------------------------------------
  Deferred compensation                               49,495
------------------------------------------------------------
Accrued advisory fees                              2,182,463
------------------------------------------------------------
Accrued administrative services fees                  15,624
------------------------------------------------------------
Accrued custodian fees                               308,014
------------------------------------------------------------
Accrued directors' fees                                1,989
------------------------------------------------------------
Accrued distribution fees                          1,957,696
------------------------------------------------------------
Accrued transfer agent fees                          474,904
------------------------------------------------------------
Accrued operating expenses                           319,819
------------------------------------------------------------
    Total liabilities                             92,298,517
------------------------------------------------------------
Net assets applicable to shares outstanding   $3,063,733,110
============================================================

NET ASSETS:

Class A                                       $2,058,418,998
============================================================
Class B                                       $  887,106,232
============================================================
Class C                                       $  118,207,880
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     400,000,000
------------------------------------------------------------
  Outstanding                                     94,727,616
============================================================
Class B:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     42,019,748
============================================================
Class C:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      5,595,038
============================================================
Class A:
  Net asset value and redemption price per
  share                                       $        21.73
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $21.73 / 94.50%)      $        22.99
============================================================
Class B:
  Net asset value and offering price per
  share                                       $        21.11
============================================================
Class C:
  Net asset value and offering price per
  share                                       $        21.13
============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1999


INVESTMENT INCOME:

Dividends (net of $4,188,410 foreign
  withholding tax)                             $ 30,386,931
-----------------------------------------------------------
Interest                                          6,418,977
-----------------------------------------------------------
    Total investment income                      36,805,908
-----------------------------------------------------------

EXPENSES:

Advisory fees                                    25,205,776
-----------------------------------------------------------
Administrative services fees                        150,312
-----------------------------------------------------------
Custodian fees                                    2,096,887
-----------------------------------------------------------
Directors' fees                                      30,233
-----------------------------------------------------------
Distribution fees-Class A                         5,566,448
-----------------------------------------------------------
Distribution fees-Class B                         8,024,805
-----------------------------------------------------------
Distribution fees-Class C                           871,229
-----------------------------------------------------------
Transfer agent fees-Class A                       3,503,290
-----------------------------------------------------------
Transfer agent fees-Class B                       2,144,697
-----------------------------------------------------------
Transfer agent fees-Class C                         275,741
-----------------------------------------------------------
Other                                             1,047,772
-----------------------------------------------------------
    Total expenses                               48,917,190
-----------------------------------------------------------
Less: Fees waived by advisor                     (1,122,543)
-----------------------------------------------------------
   Expenses paid indirectly                         (38,898)
-----------------------------------------------------------
    Net expenses                                 47,755,749
-----------------------------------------------------------
Net investment income (loss)                    (10,949,841)
-----------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                         182,981,531
-----------------------------------------------------------
  Foreign currencies                               (190,675)
-----------------------------------------------------------
                                                182,790,856
-----------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         476,714,401
-----------------------------------------------------------
  Foreign currencies                               (900,290)
-----------------------------------------------------------
                                                475,814,111
-----------------------------------------------------------
    Net gain from investment securities and
      foreign
      currencies                                658,604,967
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $647,655,126
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1999 and 1998

                                                                   1999               1998
                                                              --------------     --------------
OPERATIONS:

  Net investment income (loss)                                $  (10,949,841)    $      796,378
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
  currencies                                                     182,790,856        132,726,915
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
  securities and foreign currencies                              475,814,111         28,100,960
-----------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         647,655,126        161,624,253
-----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
    Class A                                                      (10,410,630)        (5,803,939)
-----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
    Class A                                                      (20,381,375)                --
-----------------------------------------------------------------------------------------------
    Class B                                                       (9,045,542)                --
-----------------------------------------------------------------------------------------------
    Class C                                                         (756,877)                --
-----------------------------------------------------------------------------------------------
Share transactions-net:
    Class A                                                      (81,882,865)        22,585,920
-----------------------------------------------------------------------------------------------
    Class B                                                      (28,939,533)        35,370,772
-----------------------------------------------------------------------------------------------
    Class C                                                       39,293,753         45,396,283
-----------------------------------------------------------------------------------------------
  Net increase in net assets                                     535,532,057        259,173,289
-----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          2,528,201,053      2,269,027,764
-----------------------------------------------------------------------------------------------
  End of period                                               $3,063,733,110     $2,528,201,053
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $2,002,598,882     $2,001,298,592
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (8,098,861)          (315,829)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities
    and foreign currencies                                       177,562,192        111,361,504
-----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           891,670,897        415,856,786
-----------------------------------------------------------------------------------------------
                                                              $3,063,733,110     $2,528,201,053
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1999
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM International Equity Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered by the Fund's portfolio managers to have strong earnings momentum.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Fund may elect to use a portion of the proceeds of capital stock redemptions as distributions for Federal income tax purposes.
     Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
     On October 31, 1999, $13,577,439 was reclassified from undistributed net investment income (loss), undistributed net realized gains was decreased by $86,406,374 and paid in capital was increased by $72,828,935 as a result of differing book/tax treatment of foreign currency transactions and net operating loss reclassifications in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Foreign Currency Translations -- Portfolio, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
E. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
F. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
G. Expenses -- Distribution expenses and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $1 billion of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive a portion of its advisory fees paid to the Fund by AIM to the extent necessary to reduce the fees paid by the Fund at the net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the contractual waiver, AIM will receive a fee calculated at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.85% of the Fund's average daily net assets in excess of $1 billion. The waiver of fees is contractual and may not be terminated without approval of the Board of Directors of the Company. During the year ended October 31, 1999, AIM waived fees of $1,122,543.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1999, AIM was paid $150,312 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 1999, AFS was paid $2,547,913 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $5,566,448, $8,024,805 and $871,229, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $446,482 from sales of the Class A shares of the Fund during the year ended October 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1999, AIM Distributors received $157,129 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1999, the Fund paid legal fees of $8,665 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $32,748 and $6,150, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $38,898 during the year ended October 31, 1999.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1999 was $2,215,214,374 and $2,387,679,858, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 1999 is as follows:

Aggregate unrealized appreciation of investment securities    $915,052,506
--------------------------------------------------------------------------
Aggregate unrealized appreciation (depreciation) of
  investment securities                                        (34,222,893)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $880,829,613
==========================================================================
Cost of investments for tax purposes is $2,119,556,299

NOTE 7-CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 1999 and 1998 were as follows:

                                                                           1999                             1998
                                                              ------------------------------   ------------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
                                                              ------------   ---------------   ------------   ---------------
Sold:
  Class A                                                      144,897,083   $ 2,695,101,630    255,642,183   $ 4,635,171,469
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       11,600,846       212,065,890     12,193,983       217,550,365
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                        9,254,771       168,733,197     25,679,581       472,331,833
-----------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                        1,596,985        28,282,611        332,423         5,441,633
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                          482,230         8,356,948             --                --
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                           39,786           689,883             --                --
-----------------------------------------------------------------------------------------------------------------------------
Issued in connection with acquisition*:
  Class A                                                        5,974,789       106,921,489             --                --
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        2,061,255        35,971,364             --                --
-----------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (155,781,747)   (2,912,188,595)  (252,737,021)   (4,618,027,182)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (15,614,562)     (285,333,735)   (10,435,828)     (182,179,593)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (7,117,246)     (130,129,327)   (23,050,474)     (426,935,550)
-----------------------------------------------------------------------------------------------------------------------------
                                                                (2,605,810)  $   (71,528,645)     7,624,847   $   103,352,975
=============================================================================================================================

* The Fund acquired AIM International Growth Fund on February 12, 1999. The acquired fund's net assets as of the closing date were $125,802,235. The net assets of the Fund immediately prior to acquisition were $2,655,808,540.

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during each of the years in the five-year period ended October 31, 1999, for a share of Class B capital stock outstanding during each of the years in the five-year period ended October 31, 1999 and for a share of Class C capital stock outstanding during each of the years in the two-year period ended October 31, 1999 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                           CLASS A
                                                              -----------------------------------------------------------------
                                                                 1999           1998          1997          1996         1995
                                                              ----------     ----------    ----------    ----------    --------
Net asset value, beginning of period                          $    17.59     $    16.64    $    15.37    $    13.65    $  13.50
------------------------------------------------------------  ----------     ----------    ----------    ----------    --------
Income from investment operations:
  Net investment income (loss)                                     (0.03)          0.05(a)       0.04(a)       0.04(a)     0.01
------------------------------------------------------------  ----------     ----------    ----------    ----------    --------
  Net gains on securities (both realized and unrealized)            4.49           0.96          1.68          2.07        0.62
------------------------------------------------------------  ----------     ----------    ----------    ----------    --------
        Total from investment operations                            4.46           1.01          1.72          2.11        0.63
------------------------------------------------------------  ----------     ----------    ----------    ----------    --------
Less distributions:
  Dividends from net investment income                             (0.11)         (0.06)        (0.02)        (0.01)      (0.04)
------------------------------------------------------------  ----------     ----------    ----------    ----------    --------
  Distributions from net realized gains                            (0.21)            --         (0.43)        (0.38)      (0.44)
------------------------------------------------------------  ----------     ----------    ----------    ----------    --------
        Total distributions                                        (0.32)         (0.06)        (0.45)        (0.39)      (0.48)
------------------------------------------------------------  ----------     ----------    ----------    ----------    --------
Net asset value, end of period                                $    21.73     $    17.59    $    16.64    $    15.37    $  13.65
============================================================  ==========     ==========    ==========    ==========    ========
Total return(b)                                                    25.73%          6.11%        11.43%        15.79%       5.24%
============================================================  ==========     ==========    ==========    ==========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,058,419     $1,724,635    $1,577,390    $1,108,395    $654,764
============================================================  ==========     ==========    ==========    ==========    ========
Ratio of expenses to average net assets(c)                          1.48%(d)       1.45%         1.47%         1.58%       1.67%
============================================================  ==========     ==========    ==========    ==========    ========
Ratio of net investment income (loss) to average net
  assets(e)                                                        (0.14)%(d)      0.28%         0.24%         0.25%       0.10%
============================================================  ==========     ==========    ==========    ==========    ========
Portfolio turnover rate                                               86%            78%           50%           66%         68%
============================================================  ==========     ==========    ==========    ==========    ========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.52%, 1.49%, 1.51%, 1.60% and 1.68% for 1999-1995.
(d) Ratios are based on average net assets of $1,855,482,758.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.18)%, 0.24%, 0.20%, 0.22% and 0.09% for 1999-1995.

                                                                               CLASS B                                   CLASS C
                                                  -----------------------------------------------------------------     --------
                                                     1999           1998          1997          1996         1995         1999
                                                  ----------     ----------    ----------    ----------    --------     --------
Net asset value, beginning of period              $    17.13     $    16.27    $    15.13    $    13.54    $  13.49     $  17.14
------------------------------------------------  ----------     ----------    ----------    ----------    --------     --------
Income from investment operations:
  Net investment income (loss)                         (0.17)(a)      (0.09)(a)     (0.09)(a)     (0.07)(a)   (0.09)       (0.17)(a)
------------------------------------------------  ----------     ----------    ----------    ----------    --------     --------
  Net gains (losses) on securities (both
    realized and unrealized)                            4.36           0.95          1.66          2.04        0.61         4.37
------------------------------------------------  ----------     ----------    ----------    ----------    --------     ---------
        Total from investment operations                4.19           0.86          1.57          1.97        0.52         4.20
------------------------------------------------  ----------     ----------    ----------    ----------    --------     ---------
Less distributions:
  Dividends from net investment income                    --             --            --            --       (0.03)          --
------------------------------------------------  ----------     ----------    ----------    ----------    --------     --------
  Distributions from net realized gains                (0.21)            --         (0.43)        (0.38)      (0.44)       (0.21)
------------------------------------------------  ----------     ----------    ----------    ----------    --------     --------
        Total distributions                            (0.21)            --         (0.43)        (0.38)      (0.47)       (0.21)
------------------------------------------------  ----------     ----------    ----------    ----------    --------     --------
Net asset value, end of period                    $    21.11     $    17.13    $    16.27    $    15.13    $  13.54     $  21.13
================================================  ==========     ==========    ==========    ==========    ========     ========
Total return(b)                                        24.72%          5.29%        10.61%        14.88%       4.35%       24.76%
================================================  ==========     ==========    ==========    ==========    ========     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $  887,106     $  744,987    $  678,809    $  368,355    $ 51,964     $118,208
================================================  ==========     ==========    ==========    ==========    ========     ========
Ratio of expenses to average net assets(c)              2.27%(d)       2.22%         2.25%         2.35%       2.55%        2.27%(d)
================================================  ==========     ==========    ==========    ==========    ========     ========
Ratio of net investment income (loss) to average
  net assets(f)                                        (0.93)%(d)     (0.49)%       (0.53)%       (0.53)%     (0.78)%     (0.93)%(d)
================================================  ==========     ==========    ==========    ==========    ========     ========
Portfolio turnover rate                                   86%            78%           50%           66%         68%          86%
================================================  ==========     ==========    ==========    ==========    ========     ========

                                                        CLASS C
                                                  --------------------
                                                    1998        1997
                                                  --------    --------
Net asset value, beginning of period              $  16.27    $  17.64
------------------------------------------------  --------    --------
Income from investment operations:
  Net investment income (loss)                       (0.09)(a)    (0.02)(a)
------------------------------------------------  --------    --------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.96       (1.35)
------------------------------------------------  --------    --------
        Total from investment operations              0.87       (1.37)
------------------------------------------------  --------    --------
Less distributions:
  Dividends from net investment income                  --          --
------------------------------------------------  --------    --------
  Distributions from net realized gains                 --          --
------------------------------------------------  --------    --------
        Total distributions                             --          --
------------------------------------------------  --------    --------
Net asset value, end of period                    $  17.14    $  16.27
================================================  ========    ========
Total return(b)                                       5.35%      (7.77)%
================================================  ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $ 58,579    $ 12,829
================================================  ========    ========
Ratio of expenses to average net assets(c)            2.22%()     2.27%(e)
================================================  ========    ========
Ratio of net investment income (loss) to average
  net assets(f)                                      (0.49)%()   (0.55)%(e)
================================================  ========    ========
Portfolio turnover rate                                 78%         50%
================================================  ========    ========

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.31%, 2.26%, 2.28%, 2.37% and 2.56% for 1999-1995 for Class B and 2.31%,
    2.26% and 2.30% (annualized) for 1999-1997 for Class C.
(d) Ratios are based on average net assets of $802,480,523 and $87,122,931 for Class B and Class C, respectively.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.97)%, (0.53)%, (0.57)%, (0.55)% and (0.79)%, for
    1999-1995 for Class B and (0.97)%, (0.53)% and (0.57)% (annualized) for
    1999-1997 for Class C.

                                                                     APPENDIX II


                         ANNUAL REPORT / OCTOBER 31 1999

                        AIM GLOBAL GOVERNMENT INCOME FUND

                                  [COVER IMAGE]


                            [AIM LOGO APPEARS HERE]

                                 [COVER IMAGE]

                     -------------------------------------

                    THE PARLIAMENT OF LONDON BY CLAUDE MONET

          TO PROVIDE A STEADY FLOW OF INCOME AND GROWTH OF CAPITAL FOR

               OUR SHAREHOLDERS, AIM GLOBAL GOVERNMENT INCOME FUND

          INVESTS IN GOVERNMENT DEBT SECURITIES OF THE HIGHEST QUALITY

         AND SAFETY. THE PARLIAMENT OF LONDON, PICTURED HERE, IS REPRE-

         SENTATIVE OF THE INHERENT STABILITY OF THE COUNTRIES IN WHICH

                               THE FUND INVESTS.

                     -------------------------------------

AIM Global Government Income Fund is for shareholders who primarily seek a high level of current income, and secondarily seek capital appreciation and protection of principal. The fund invests primarily in high-quality U.S. and foreign government debt obligations.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Global Government Income Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of Class A shares due to differences in sales charge structure and expenses.
o The fund's average annual total returns, including sales charges, for the period ended 9/30/99 (the most recent calendar quarter end), are as follows: for Class A shares, one year, -9.24%; five years, 4.61%; 10 years, 6.15%. For Class B shares, one year, -9.81%; five years, 4.64%; inception (10/22/92), 4.66%. For class C shares, inception (3/1/99), -3.64 %. For
    Advisor Class shares, one year, -4.28%; inception (6/1/95), 4.67%.
o Because Class C shares have been offered for less than one year (since 3/1/99), all total return figures for Class C shares reflect cumulative total return that has not been annualized.
o   Beginning 3/1/99, Advisor Class shares were closed to new investors.
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of its holdings, net of all expenses and expressed on an annualized basis.
o The fund's annualized distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price. The fund's distribution rate and 30-day SEC yield will differ.
o During the year ended 10/31/99, the fund paid distributions of $0.435 per Class A share, $0.376 per Class B share, $0.210 per Class C share and $0.465 per Advisor Class share.
o Government securities, such as U.S. Treasury bills, notes and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value and yield will vary with market conditions.
o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.
o The fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The J.P. Morgan Global Government Bond Index is a market value-weighted average of government bonds from 13 major developed bond markets. It includes the effect of reinvested coupons and is measured in U.S. dollars.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE A PORTION OR ALL OF
                                   YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                        AIM GLOBAL GOVERNMENT INCOME FUND

                        ANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Fellow Shareholder:

                    The fiscal year discussed in this report reconfirmed our
     [PHOTO OF      faith in two long-established principles of investing:
    Charles T.      portfolio diversification and long-term thinking. We could
      Bauer,        title this report "What a Difference a Year Makes."
   Chairman of          An investor surveying conditions when the fiscal year
   the Board of     opened on October 31, 1998, saw a market dominated by
     THE FUND       large-capitalization stocks and high-quality bonds,
   APPEARS HERE]    especially U.S. Treasuries. Ten months into 1998, two
                    well-known indexes of large-capitalization U.S. company stocks, the S&P 500 and the Dow Jones Industrial Average, were up by double digits, but the smaller-company stocks in the Russell 2000 had lost 12.80%. Overseas, many markets were languishing, especially in Asia, where many financial difficulties originated in 1997.
                        In bond markets also, name-brand quality was the place
                    to be. The Lehman Corporate/Government Bond Index, which
follows intermediate and long-term government and investment-grade debt, was up 8.56%, while the Lehman High Yield Index, which tracks riskier "junk bonds," had dropped 2.30%.
    It would be easy for an investor to conclude that blue chips, whether equity or fixed-income, were the only place to be. That investor, of course, would be wrong.

MARKETS TURN
While large-capitalization stocks continue to do very well, during 1999 markets broadened considerably, with many investment sectors performing a complete turnaround. Year to date by October 31, 1999, the small-cap stocks in the Russell 2000 were back in positive territory, and the many Asian markets had staged a comeback. The same holds true for bonds. The higher-quality Lehman index is down 1.49% year to date through October 31, 1999, while high-yield bonds have moved into positive returns.
    The point, at the risk of sounding repetitive to those of you who have invested with us for a long time, is that this is why diversification is a fundamental investing principle. Market sectors and asset classes go in and out of favor, but over the long run--and the long run is several years--the markets' overall trend has been upward. Selecting an asset class or a market sector on the basis of a short-term snapshot of conditions is usually unwise, as is concentrating your portfolio in one asset class. Staying fully invested in a diversified portfolio remains a compelling strategy and one of your best prospects for long-term gain.

LOOKING AHEAD
As we look about at the close of this fiscal year, we are encouraged by signs of economic health in Europe and Asia, not to mention the prolonged U.S. economic expansion. However, we are aware of how easily an investor could have been misled by conditions just 12 months ago. For our shareholders, we therefore reiterate our commitment to investing through a financial advisor. In addition to helping you select investments appropriate to your time horizon and risk tolerance, a financial advisor can keep you informed about how changing market conditions affect you and your portfolio and can help assure that when you do alter your investments, there's a logical reason for doing so. AIM believes every investor should be guided by a financial professional.

FUND MANAGERS COMMENT
In the pages that follow, your fund's portfolio managers discuss how they managed your fund during the year ended October 31, 1999, how the markets behaved and what they foresee for the near future. We trust you will find their discussion informative. If you have any questions or comments, we invite you to contact us, either at our Web site, aimfunds.com, or through our Client Services department at 800-959-4246. Information about your account is also available through our automated AIM Investor Line, 800-246-5463.
    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.

                     -------------------------------------

                                  STAYING FULLY

                            INVESTED IN A DIVERSIFIED

                                PORTFOLIO REMAINS

                              A COMPELLING STRATEGY

                                 AND ONE OF YOUR

                               BEST PROSPECTS FOR

                                 LONG-TERM GAIN.

                     -------------------------------------


                        AIM GLOBAL GOVERNMENT INCOME FUND

                        ANNUAL REPORT / MANAGERS' OVERVIEW

FUND REMAINS STABLE THROUGH GLOBAL DISINFLATION

HOW WOULD YOU CHARACTERIZE THE FIXED-INCOME CLIMATE OVER THE FISCAL YEAR, AND HOW DID AIM GLOBAL GOVERNMENT INCOME FUND FARE?
Sentiment has remained bearish across the fixed-income markets. The rise in bond yields and the resulting drop in prices has caused performance in most sectors to suffer this year. The fund's total return for the year ended October 31, 1999, was -3.97% for Class A shares, -4.62% for Class B shares and -3.73% for Advisor Class shares. Class C shares commenced sales March 1, 1999, and produced cumulative total return of -2.80% through the end of the fiscal year. The fund's benchmark, the J.P. Morgan Global Government Bond Index, had a return of 1.94% over the 12-month period. These returns are at net asset value, without a sales charge.
    The fund produced a high level of current income throughout the reporting period. As of October 31, 1999, the fund's 30-day distribution rate at net asset value was 5.13% for Class A shares, 4.40% for Class B and C shares and 5.47% for Advisor Class shares. The fund's 30-day SEC yield at maximum offering price was 4.23% for Class A shares, 3.81% for Class B and Class C shares and 4.77% for Advisor Class shares.

HOW WAS THE FUND STRUCTURED AT THE END OF THE FISCAL YEAR?
As of October 31, the fund had 24 holdings, with total net assets divided as follows: international government bonds, 50.12%; domestic government bonds, 18.64%; international corporate bonds, 15.91%; domestic corporate bonds, 7.23% and cash/cash equivalents, 8.10%.

NOTWITHSTANDING OVERALL BOND MARKET VOLATILITY, WHAT FACTORS INFLUENCED FUND PERFORMANCE?
A primary factor that hindered the fund's performance during the reporting period was rising interest rates. In addition, our global bond portfolio maintained an overall duration of 6.4 years, which was moderately greater than that of the index at 5.6 years. In an environment with rising interest rates, the slightly longer duration of our fund negatively impacted performance.
    The lack of exposure to the Japanese yen for most of the fiscal year also detracted from relative performance. We did not capitalize on the yen's sharp rally in the third quarter of this year. We adjusted the portfolio to recoup some of that exposure and the fund gained considerable ground compared with both the fund's index and its peer group.

HAVE YOU REGAINED CONFIDENCE IN JAPAN AS ITS ECONOMIC ENVIRONMENT IMPROVES? Japan was among the few developed countries to post positive returns in the global bond market this year. While performance in Japanese bonds was strong this year, better than 10% unhedged, there are fundamental reasons why optimism may be shortsighted.
    We believe the rapid deterioration in Japan's public finances will be the dominant factor influencing the Japanese bond market going forward. Further, we believe the yen, relative to the dollar, remains at risk as the government may weaken its currency to keep the economic recovery going.
    We are outright bearish in our Japan outlook. We believe several developing markets represent attractive opportunities. In this environment, we will continue our efforts to position the fund to capitalize on market trends while providing a high degree of safety and a steady flow of income for our shareholders.

WHAT KINDS OF TRENDS HAVE YOU NOTICED INTERNATIONALLY?
There's virtually been a synchronization of growth worldwide, whereas previously, the United States led the way. The resurgence of global growth has caused investors and governments to worry about the potential for higher inflation. To date, however, inflation has remained relatively flat, confounding expectations.

HOW IS THE GLOBAL ENVIRONMENT FOR BONDS?
The Federal Reserve Board (the Fed), the European Central Bank and the Bank of England all kept rates unchanged while they waited for further evidence of inflationary pressures. With the ever-present threat of higher interest rates looming, bonds have been unable to rally.
    Our bias has been to buy into this weakness, favoring the U.S. market over foreign bond markets. This view is predicated on the long-term theme of disinfla-


                     -------------------------------------

                       THERE'S VIRTUALLY BEEN A SYNCHRO-

                         NIZATION OF GROWTH WORLDWIDE,

                         WHEREAS PREVIOUSLY, THE UNITED

                               STATES LED THE WAY.

                     -------------------------------------


          See important fund and index disclosures inside front cover.


                        AIM GLOBAL GOVERNMENT INCOME FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION

As of October 31, 1999, based on total net assets

======================================================================================
TOP FIVE COUNTRIES        TOP FIVE BOND HOLDINGS          COUPON     MATURITY      %
--------------------------------------------------------------------------------------
1. United States   26%    1. Bundesrepublik Deutschland   6.000%      01/06      11.44

2. Euroland        23     2. UBS Jersey (U.K.)            8.750       06/05      10.19

3. Denmark         11     3. U.S. Treasury Bonds          6.375       08/27       7.55

4. Switzerland     10     4. Buoni Poliennali Del Tesoro  7.250       11/26       5.99

5. United Kingdom   6     5. FNMA                         7.500       11/29       5.99
======================================================================================


BOND ALLOCATION BY SECTOR
================================================================================
INTERNATIONAL GOVERNMENT       50.12%

DOMESTIC CORPORATE              7.23%

DOMESTIC GOVERNMENT            18.64%

CASH/CASH EQUIVALENTS           8.10%

INTERNATIONAL CORPORATE        15.91%

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
================================================================================

tion. Market action ran counter to the long-term trend due to persisting concerns that strong growth would lead to higher inflation.
    Two of the better-performing bond markets were Canada and the United Kingdom, and the fund benefited from its exposure to these markets. The U.K. bond market got a boost from low inflation, and the Bank of England acted diligently to keep it in check.

HOW HAS THE EURO EMERGED IN THE BOND MARKET?
Euroland bonds performed poorly as the economy languished before showing signs of picking up toward the end of the fiscal year. We offset our euro exposure by reinvesting the proceeds into the base currency of U.S. dollars for roughly the first half of the year. This strategy helped reduce currency risk and protect capital.
    The euro increases price transparency, one more factor helping the long-term disinflation story. It's certainly too soon to tell whether the euro will succeed. That will take quite a few years to assess. The euro forges a historic business environment, and we will continue to monitor its development.

WHAT WERE THE CIRCUMSTANCES SURROUNDING THE DOMESTIC BOND MARKET'S PERFORMANCE? This year has been the worst year for bonds in the United States since 1994, and the second worst year on record. Investors were concerned that continued strong economic growth would prompt the Fed to raise interest rates to keep inflation at bay, and this had an unsettling effect on the bond market.
    The continued strength of the U.S. economy is still not producing inflationary pressure, and the Fed has emphasized that the mix of strong growth and low inflation should foster greater productivity.

WHAT IS YOUR OUTLOOK FOR THE IMMEDIATE FUTURE?
We expect continued volatility initially, but over the long term, we foresee positive fundamentals. We've seen interest rate hikes on both sides of the Atlantic during the reporting period, and there are probably further hikes to come. That provides a negative background for bonds in the near term since yields may be higher in the future.
    We think the six- to 12-month view of interest rates is overly pessimistic. Once the near-term worries are worked out, the market will be able to focus on the positive inflation fundamentals. We maintain a bullish bias and expect returns to be positive.

          See important fund and index disclosures inside front cover.


                        AIM GLOBAL GOVERNMENT INCOME FUND

                       ANNUAL REPORT / PERFORMANCE HISTORY

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
AIM GLOBAL GOVERNMENT INCOME FUND VS. BENCHMARK INDEX

3/29/88-10/31/99

in thousands
================================================================================
                 AIM Global
                 Government        J.P Morgan
                 Income            Global Gov-
                 Fund, Class       ernment
                 A Shares          Bond Index
--------------------------------------------------------------------------------
3/88              9525              10000
10/88             9589              10241.5
10/89             10345             10746.4
10/90             11579             11915.8
10/91             12666             13254.8
10/92             13465             14922.2
10/93             16413             16563.6
10/94             14958             16998.6
10/95             16337             19607.9
10/96             17501             20805.2
10/97             18337             21530.6
10/98             20207             24325.1
10/99             19405             23606.6

Past performance cannot guarantee comparable future results.

Source: Bloomberg.
================================================================================

    MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

ABOUT THIS CHART

The chart compares your fund's Class A shares to a benchmark index. It is intended to give you a general idea of how your fund compared to the bond market over the period 3/29/88-10/31/99. (Please note that the index's performance figures are for the period 3/31/88-10/31/99.) It is important to understand differences between your fund and this index. Your fund's total return is shown with a sales charge and includes fund expenses and management fees. An index measures the performance of a hypothetical portfolio, in this case the J.P. Morgan Global Government Bond Index. Unlike your fund, an index is not managed, incurring no sales charge, expenses or fees. But if you could buy all the securities that make up a market index, you would incur expenses that would affect the return on your investment.



AVERAGE ANNUAL TOTAL RETURNS

As of 10/31/99, including sales charges

================================================================================
CLASS A SHARES
10 Years                         5.98%
  5 years                        4.32
  1 year                        -8.56*
* -3.97% excluding sales charge

CLASS B SHARES
Inception (10/22/92)             4.61
  5 years                        4.31
  1 year                        -9.19*
* -4.62% excluding sales charge

CLASS C SHARES
Inception (3/1/99)              -3.75

ADVISOR CLASS SHARES*
Inception (6/1/95)               4.58
  1 year                        -3.73

* Beginning March 1, 1999, Advisor Class shares were closed to new investors. Sales charges do not apply.
================================================================================

Your fund's total return includes sales charges, expenses and management fees. The performance of the fund's Class B and Class C shares will differ from Class A shares due to differing fees and expenses. For fund performance calculations and descriptions of the indexes cited on this page, please refer to the inside front cover.


                        AIM GLOBAL GOVERNMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 1999

                                     PRINCIPAL        MARKET
                                     AMOUNT(a)        VALUE
CORPORATE BONDS-15.91%

AUSTRALIA-1.40%

KFW International Finance
  (Investment Banking/Brokerage),
  Gtd. Unsec. Unsub. Bonds,
  7.25%, 07/16/07           AUD        3,100,000   $  1,987,002
---------------------------------------------------------------

GERMANY-1.56%

Bayerische Landesbank
  Girozentrale (Banks- Money
  Center), Unsec. Sub. Notes,
  5.875%, 12/01/08                     2,400,000      2,213,702
---------------------------------------------------------------

SWITZERLAND-10.19%

UBS Jersey
  (Financial-Diversified), Sub.
  Bonds, 8.75%, 06/20/05      GBP      8,200,000     14,475,660
---------------------------------------------------------------

TUNISIA-2.76%

Banque Cent de Tunisie
  (Banks-Money Center), Unsec.
  Bonds, 8.25%, 09/19/27               4,750,000      3,916,214
---------------------------------------------------------------
    Total Corporate Bonds (Cost
      $23,886,964)                                   22,592,578
---------------------------------------------------------------

GOVERNMENT BONDS & NOTES-45.37%

CANADA-3.59%

Canadian Government, Bonds,
  6.00%, 06/01/08             CAD      7,520,000      5,092,848
---------------------------------------------------------------

DENMARK-5.88%

Kingdom of Denmark, Bonds, 7.00%,
  11/10/24                       DKK    53,300,000    8,345,569
---------------------------------------------------------------

GERMANY-11.44%

Bundesrepublik Deutschland,
  Bonds, 6.00%, 01/05/06      EUR     14,650,000     16,246,489
---------------------------------------------------------------

GREECE-6.44%

Hellenic Republic, Bonds
  9.20%, 03/21/02
    GRD                            2,210,000,000      7,223,898
---------------------------------------------------------------
  8.80%, 06/19/07             GRD    550,000,000      1,914,372
---------------------------------------------------------------
                                                      9,138,270
---------------------------------------------------------------

ITALY-10.09%

Buoni Poliennali del Tesoro,
  Deb., 8.50%, 01/01/04       EUR      4,890,000      5,817,747
---------------------------------------------------------------
  Bonds, 7.25%, 11/01/26      EUR      7,000,000      8,503,343
---------------------------------------------------------------
                                                     14,321,090
---------------------------------------------------------------

UNITED KINGDOM-5.93%

United Kingdom Treasury, Gtd.
  Bonds, 9.00%, 10/13/08      GBP      4,190,000      8,425,473
---------------------------------------------------------------

URUGUAY-2.00%

Republica Orient Uruguay, Unsec.
  Bonds, 7.875%, 07/15/27              3,000,000      2,842,500
---------------------------------------------------------------
    Total Government Bonds &
      Notes (Cost $72,124,983)                       64,412,239
---------------------------------------------------------------

                                     PRINCIPAL        MARKET
                                     AMOUNT(a)        VALUE

MORTGAGE BACKED NOTES-4.75%

DENMARK-4.75%

Realkredit Danmark A/S (Banking),
  6.00%, 10/01/26 (Cost
  $7,313,393)        DKK              50,414,000   $  6,748,531
---------------------------------------------------------------

ASSET-BACKED SECURITIES-7.23%

BANKS (MONEY CENTER)-2.45%

First USA Credit Card Master
  Trust, Sub. Series 1998-3 C
  Floating Rate Notes, 5.356%,
  02/18/04(b)                          3,500,000      3,481,953
---------------------------------------------------------------

REAL ESTATE INVESTMENT
  TRUST-1.28%

Contimortgage Home Equity Loan
  Trust, Sub. Series 1999-2 B
  Notes, 8.50%, 04/25/29(b)            2,000,000      1,818,437
---------------------------------------------------------------

RETAIL (HOME SHOPPING)-3.50%

Fingerhut Master Trust, Sub.
  Series 1998-1 C Floating Rate
  Notes, 5.738%, 02/15/05(b)           5,000,000      4,958,594
---------------------------------------------------------------
    Total Asset-Backed Securities
      (Cost $10,257,846)                             10,258,984
---------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-9.86%

FEDERAL HOME LOAN MORTGAGE CORP.
  ("FHLMC")-0.71%

Pass Through Certificates,
  8.50%, 03/01/10                        971,355      1,007,470
---------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION ("FNMA")-9.15%

Pass Through Certificates-TBA,
  7.50%, 11/01/29(c)                   8,500,000      8,502,635
---------------------------------------------------------------
Sr. Unsub. Notes,
  6.375%, 08/15/07            AUD      7,300,000      4,488,457
---------------------------------------------------------------
                                                     12,991,092
---------------------------------------------------------------
    Total U.S. Government Agency
      Securities (Cost
      $14,779,756)                                   13,998,562
---------------------------------------------------------------

U.S. TREASURY SECURITIES-8.78%

U.S. TREASURY NOTES-1.23%

  5.625%, 05/15/08                     1,800,000      1,737,378
---------------------------------------------------------------

U.S. TREASURY BONDS-7.55%

  6.375%, 08/15/27(d)                 10,750,000     10,720,760
---------------------------------------------------------------
    Total U.S. Treasury
      Securities (Cost
      $12,937,328)                                   12,458,138
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
MONEY MARKET FUNDS-6.46%

STIC Liquid Assets Portfolio(e)        4,587,352   $  4,587,352
---------------------------------------------------------------
STIC Prime Portfolio(e)                4,587,352      4,587,352
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $9,174,704)                               9,174,704
---------------------------------------------------------------
TOTAL INVESTMENTS-98.36%                            139,643,736
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.64%                                   2,323,523
---------------------------------------------------------------
NET ASSETS-100.00%                                 $141,967,259
===============================================================

Investment Abbreviations:

AUD     -  Australian Dollar
CAD     -  Canadian Dollar
Deb.    -  Debentures
DKK     -  Danish Krone
EUR     -  Euro
GBP     -  British Pound Sterling
GRD     -  Greek Drachma
Gtd.    -  Guaranteed
Sr.     -  Senior
Sub.    -  Subordinated
TBA     -  To Be Announced
Unsec.  -  Unsecured
Unsub.  -  Unsubordinated
USD     -  U.S. Dollar

Notes to Schedule of Investments:

(a) Principal amount in U.S. Dollars, except as otherwise indicated.
(b) The coupon rate shown on floating rate note represents rate at period end.
(c) Security purchased on a forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section F.
(d) The principal balance was pledged as collateral to cover securities purchased on a forward commitment basis.
(e) The security shares the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1999

ASSETS:

Investments, at value (cost $150,474,974)       $139,643,736
------------------------------------------------------------
Foreign currencies, at value (cost $7,789,654)     8,143,813
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   213,493
------------------------------------------------------------
  Dividends and interest                           3,282,169
------------------------------------------------------------
Other assets                                           8,228
------------------------------------------------------------
    Total assets                                 151,291,439
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                            8,524,792
------------------------------------------------------------
  Fund shares reacquired                             407,460
------------------------------------------------------------
  Forward contracts                                   20,290
------------------------------------------------------------
Accrued advisory fees                                 86,440
------------------------------------------------------------
Accrued accounting services fees                       4,247
------------------------------------------------------------
Accrued distribution fees                             92,478
------------------------------------------------------------
Accrued trustees' fees                                 2,483
------------------------------------------------------------
Accrued operating expenses                           185,990
------------------------------------------------------------
    Total liabilities                              9,324,180
------------------------------------------------------------
Net assets applicable to shares outstanding     $141,967,259
============================================================

NET ASSETS:

Class A                                         $ 85,669,094
============================================================
Class B                                         $ 55,849,297
============================================================
Class C                                         $    242,724
============================================================
Advisor Class                                   $    206,144
------------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           10,462,287
============================================================
Class B                                            6,821,145
============================================================
Class C                                               29,660
============================================================
Advisor Class                                         25,070
------------------------------------------------------------
Class A:
  Net asset value and redemption price per
    share                                       $       8.19
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.19 / 95.25%)         $       8.60
------------------------------------------------------------
Class B:
  Net asset value and offering price per share  $       8.19
------------------------------------------------------------
Class C:
  Net asset value and offering price per share  $       8.18
------------------------------------------------------------
Advisor Class:
  Net asset value, redemption and offering
    price per share                             $       8.22
============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1999

INVESTMENT INCOME:

Interest                                         $10,916,810
------------------------------------------------------------
Dividend                                               9,622
------------------------------------------------------------
Securities lending                                    38,923
------------------------------------------------------------
    Total investment income                       10,965,355
------------------------------------------------------------

EXPENSES:

Advisory and administrative fees                   1,272,103
------------------------------------------------------------
Accounting services fees                              55,858
------------------------------------------------------------
Custodian fees                                        83,324
------------------------------------------------------------
Distribution fees -- Class A                         363,720
------------------------------------------------------------
Distribution fees -- Class B                         710,164
------------------------------------------------------------
Distribution fees -- Class C                           1,320
------------------------------------------------------------
Interest (Note 5)                                     62,649
------------------------------------------------------------
Trustees' fees                                        15,984
------------------------------------------------------------
Transfer agent fees -- Class A                       140,477
------------------------------------------------------------
Transfer agent fees -- Class B                        95,998
------------------------------------------------------------
Transfer agent fees -- Class C                           266
------------------------------------------------------------
Transfer agent fees -- Advisor Class                     633
------------------------------------------------------------
Printing fees                                        215,029
------------------------------------------------------------
Other                                                116,476
------------------------------------------------------------
    Total expenses                                 3,134,001
------------------------------------------------------------
Less: Expenses paid indirectly                        (2,214)
------------------------------------------------------------
    Net expenses                                   3,131,787
------------------------------------------------------------
Net investment income                              7,833,568
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  FORWARD CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (3,878,935)
------------------------------------------------------------
  Foreign currencies                                (540,747)
------------------------------------------------------------
  Forward currency contracts                       1,386,145
------------------------------------------------------------
                                                  (3,033,537)
------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (12,237,893)
------------------------------------------------------------
  Foreign currencies                                 241,116
------------------------------------------------------------
  Forward currency contracts                         (69,604)
------------------------------------------------------------
                                                 (12,066,381)
------------------------------------------------------------
  Net gain (loss) from investment securities,
    foreign currencies and forward currency
    contracts                                    (15,099,918)
------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $(7,266,350)
============================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended October 31, 1999 and 1998

                                                                  1999             1998
                                                              -------------    -------------
OPERATIONS:

  Net investment income                                       $   7,833,568    $  14,544,704
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and forward currency contracts            (3,033,537)      11,183,037
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and forward
    currency contracts                                          (12,066,381)      (2,416,473)
--------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                 (7,266,350)      23,311,268
--------------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:

  Class A                                                        (5,214,153)      (8,450,756)
--------------------------------------------------------------------------------------------
  Class B                                                        (3,093,713)      (5,569,246)
--------------------------------------------------------------------------------------------
  Class C                                                            (5,619)              --
--------------------------------------------------------------------------------------------
  Advisor Class                                                     (24,763)         (22,257)
--------------------------------------------------------------------------------------------

Share transactions-net:

  Class A                                                       (26,367,395)     (37,966,528)
--------------------------------------------------------------------------------------------
  Class B                                                       (29,686,097)     (40,171,903)
--------------------------------------------------------------------------------------------
  Class C                                                           255,619               --
--------------------------------------------------------------------------------------------
  Advisor Class                                                    (170,615)         300,289
--------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                       (71,573,086)     (68,569,133)
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           213,540,345      282,109,478
--------------------------------------------------------------------------------------------
  End of period                                               $ 141,967,259    $ 213,540,345
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 282,651,180    $ 338,619,386
--------------------------------------------------------------------------------------------
  Undistributed net investment income                               469,694               --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and forward currency
    contracts                                                  (130,631,972)    (126,623,779)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and forward currency
    contracts                                                   (10,521,643)       1,544,738
--------------------------------------------------------------------------------------------
                                                              $ 141,967,259    $ 213,540,345
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1999
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Government Income Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of four different classes of shares:
Class A shares, Class B shares, Class C shares and Advisor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is high current income, and its secondary investment objective is growth of capital and protection of principal.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the New York Stock Exchange ("NYSE").
        Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Such distributions are declared and paid monthly. The Fund may elect to use a portion of the proceeds of fund share redemptions as distributions for Federal income tax purposes. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
        On October 31, 1999, paid-in capital increased by $282, undistributed net investment income increased by $974,374, and undistributed net realized losses was decreased by $974,656 as a result of differing book/tax treatment of foreign currency transactions and net operating loss reclassifications in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $130,001,314 as of October 31, 1999 which may be carried forward to offset future taxable gains, if any, which expires, if not
     previously utilized, in the year 2007. D.   Foreign Currency Translations
     -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
E. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

   SETTLEMENT                CONTRACT TO      CONTRACT TO                 UNREALIZED
   DATE                        DELIVER          RECEIVE       VALUE      DEPRECIATION
   ----------             -----------------   -----------   ----------   ------------
   01/24/00               CAD     8,000,000   $ 5,427,408   $5,447,698     $(20,290)
   ----------------------------------------------------------------------------------

F. Mortgage Dollar Rolls -- The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.
        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.
G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.
H. Foreign Securities -- There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.
I. Indexed Securities -- The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. INVESCO Asset Management Limited is the Fund's subadvisor. The Fund pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $1 billion of the Fund's average daily net assets, plus 0.675% on the next $1 billion of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $2.5 billion. AIM has contractually agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.75%, 2.40%, 2.40% and 1.40% of the average daily net assets of the Fund's Class A, Class B, Class C and Advisor Class shares, respectively.
  Effective July 1, 1999, the Trust entered into a master administrative services agreement with AIM, replacing the prior pricing and accounting agreement. The Fund, pursuant to the master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Prior to July 1, 1999, AIM was the pricing and accounting agent for the Fund. The monthly fee for these services paid to AIM was a percentage, not to exceed 0.03% annually, of a Fund's average daily net assets. The annual fee rate was derived based on the aggregate net assets of the funds which comprised the following investment companies: AIM Growth Series, AIM Investment Funds, AIM Series Trust, G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust. The fee was calculated at the rate of 0.03% of the first $5 billion of assets and 0.02% to the assets in excess of $5 billion. An amount is allocated to and paid by each such fund based on its relative average daily net assets. For the year ended October 31, 1999, AIM was paid $55,858 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund.

For the year ended October 31, 1999, AFS was paid $196,597 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Advisor Class shares of the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund , pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $363,720, $710,164 and $1,320, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $10,533 from sales of the Class A shares of the Fund during the year ended October 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1999, AIM Distributors received $418 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1999, the Fund received reductions in custodian fees of $2,214 under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $2,214 during the year ended October 31, 1999.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period. Prior to May 28, 1999, the Fund, along with certain other funds advised and/or administered by AIM, had a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allowed the Fund and certain other funds to borrow, on a first come, first served basis, an aggregate maximum amount of $250,000,000.
  During the year ended October 31, 1999, the average outstanding daily balance of bank loans for the Fund was $1,145,937 with a weighted average interest rate of 5.47%. Interest expense for the Fund for the year ended October 31, 1999 was $62,649.

NOTE 5-PORTFOLIO SECURITIES LOANED

At October 31, 1999, there were no securities on loan to brokers. For the year ended October 31, 1999, the Fund received fees of $38,923 for securities lending.
  For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1999 was $179,706,395 and $245,341,305, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 1999 is as follows:

Aggregate unrealized appreciation of
investment securities                        $    241,589
---------------------------------------------------------
Aggregate unrealized appreciation
  (depreciation) of investment securities     (11,703,485)
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investment securities                   $(11,461,896)
---------------------------------------------------------
Cost of investments for tax purposes is $151,105,632.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 1999 and 1998 were as follows:

                                                                         1999                          1998
                                                              ---------------------------   --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              -----------   -------------   -----------   ------------
Sold:

  Class A                                                      10,753,759   $  95,017,270    82,946,586   $720,078,445
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,683,644      14,905,906    33,203,356    287,724,801
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                         28,983         250,000            --             --
----------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                    56,528         507,460       397,514      3,461,130
----------------------------------------------------------------------------------------------------------------------

Issued as reinvestment of dividends:

  Class A                                                         385,899       3,327,811       537,397      4,673,843
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         217,787       1,880,996       342,811      2,983,470
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                            677           5,619            --             --
----------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                     2,482          21,819         2,169         19,000
----------------------------------------------------------------------------------------------------------------------

Reacquired:

  Class A                                                     (14,190,581)   (124,712,476)  (87,859,651)  (762,718,816)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,321,253)    (46,472,999)  (38,124,508)  (330,880,174)
----------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                   (80,666)       (699,894)     (366,368)    (3,179,841)
----------------------------------------------------------------------------------------------------------------------
                                                               (6,462,741)  $ (55,968,488)   (8,920,694)  $(77,838,142)
======================================================================================================================

*  Class C shares commenced sales on March 1, 1999.

NOTE 8-FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                      CLASS A
                                                              -------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------
                                                              1999(a)    1998(a)     1997(a)     1996(a)     1995(a)
                                                              -------    --------    --------    --------    --------
Net asset value, beginning of period                          $ 8.97     $   8.62    $   8.74    $   8.81    $   8.63
--------------------------------------------------------      -------    --------    --------    --------    --------
Income from investment operations:
  Net investment income                                         0.41         0.54        0.52        0.57        0.62
--------------------------------------------------------      -------    --------    --------    --------    --------
  Net realized and unrealized gain (loss) on investments       (0.76)        0.32       (0.13)       0.03        0.15
--------------------------------------------------------      -------    --------    --------    --------    --------
    Net increase (decrease) from investment operations         (0.35)        0.86        0.39        0.60        0.77
--------------------------------------------------------      -------    --------    --------    --------    --------
Distributions to shareholders:
  From net investment income                                   (0.43)       (0.16)      (0.31)      (0.57)      (0.59)
--------------------------------------------------------      -------    --------    --------    --------    --------
  From net realized gain on investments                           --           --          --       (0.10)         --
--------------------------------------------------------      -------    --------    --------    --------    --------
  In excess of net investment income                              --        (0.35)      (0.20)         --          --
--------------------------------------------------------      -------    --------    --------    --------    --------
    Total distributions                                        (0.43)       (0.51)      (0.51)      (0.67)      (0.59)
--------------------------------------------------------      -------    --------    --------    --------    --------
Net asset value, end of period                                $ 8.19     $   8.97    $   8.62    $   8.74    $   8.81
========================================================      =======    ========    ========    ========    ========
Total return(b)                                                (3.97)%      10.20%       4.78%       7.11%       9.22%
========================================================      =======    ========    ========    ========    ========
Ratios and supplemental data:
Net assets, end of period (in 000's)                          $85,669    $121,268    $154,272    $240,945    $385,404
========================================================      =======    ========    ========    ========    ========
Ratio of net investment income to average net assets:           4.72%(c)     6.06%       6.04%       6.52%       6.98%
========================================================      =======    ========    ========    ========    ========
Ratio of expenses to average net assets (excluding
  interest expense):                                             1.49%(c)    1.52%       1.51%       1.39%       1.38%
========================================================      =======    ========    ========    ========    ========
Ratio of interest expense to average net assets                 0.04%        0.29%         --          --          --
========================================================      =======    ========    ========    ========    ========
Portfolio turnover rate                                          110%         305%        241%        268%        385%
========================================================      =======    ========    ========    ========    ========


(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Total return does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $103,919,944.

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                     CLASS B
                                                              ------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                              1999(a)    1998(a)    1997(a)     1996(a)     1995(a)
                                                              -------    -------    --------    --------    --------
Net asset value, beginning of period                          $ 8.97     $ 8.62     $   8.74    $   8.80    $   8.64
--------------------------------------------------------      ------     ------     --------    --------    --------
Income from investment operations:
  Net investment income                                         0.35       0.47         0.46        0.51        0.55
--------------------------------------------------------      ------     ------     --------    --------    --------
  Net realized and unrealized gain (loss) on investments       (0.75)      0.34        (0.12)       0.04        0.14
--------------------------------------------------------      ------     ------     --------    --------    --------
  Net increase (decrease) from investment operations           (0.40)      0.81         0.34        0.55        0.69
--------------------------------------------------------      ------     ------     --------    --------    --------
Distributions to shareholders:
  From net investment income                                   (0.38)     (0.11)       (0.28)      (0.51)      (0.53)
--------------------------------------------------------      ------     ------     --------    --------    --------
  From net realized gain on investments                           --         --           --       (0.10)         --
--------------------------------------------------------      ------     ------     --------    --------    --------
  In excess of net investment income                              --      (0.35)       (0.18)         --          --
--------------------------------------------------------      ------     ------     --------    --------    --------
    Total distributions                                        (0.38)     (0.46)       (0.46)      (0.61)      (0.53)
--------------------------------------------------------      ------     ------     --------    --------    --------
Net asset value, end of period                                $ 8.19     $ 8.97     $   8.62    $   8.74    $   8.80
========================================================      ======     ======     ========    ========    ========
Total return(b)                                                (4.62)%     9.65%        4.00%       6.54%       8.22%
========================================================      ======     ======     ========    ========    ========
Ratios and supplemental data:
Net assets, end of period (in 000's)                          $55,849    $91,852    $127,722    $166,577    $235,481
========================================================      ======     ======     ========    ========    ========
Ratio of net investment income (loss) to average net assets:    4.07%(c)   5.41%        5.39%       5.87%       6.33%
========================================================      ======     ======     ========    ========    ========
Ratio of expenses to average net assets (excluding interest
  expense):                                                     2.14%(c)   2.17%        2.16%       2.04%       2.03%
========================================================      ======     ======     ========    ========    ========
Ratio of interest expense to average net assets                 0.04%      0.29%          --          --          --
========================================================      ======     ======     ========    ========    ========
Portfolio turnover rate                                          110%       305%         241%        268%        385%
========================================================      ======     ======     ========    ========    ========

(a) These selected per share data were calculated based upon average shares outstanding during the period.
(b) Total return does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $71,016,370.

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                        CLASS C                               ADVISOR CLASS
                                                  -------------------    --------------------------------------------------------
                                                                                                                     JUNE 1, 1995
                                                                                  YEAR ENDED OCTOBER 31,                  TO
                                                   MARCH 1, 1999 TO      ----------------------------------------    OCTOBER 31,
                                                  OCTOBER 31, 1999(a)    1999(a)    1998(a)    1997(a)    1996(a)      1995(a)
                                                  -------------------    -------    -------    -------    -------    ------------
Net asset value, beginning of period                    $ 8.63           $ 9.00     $ 8.61     $ 8.73     $ 8.80        $ 8.98
----------------------------------------------          ------           ------     ------     ------     ------        ------
Income from investment operations:
  Net investment income                                   0.20             0.45       0.56       0.55       0.60          0.26
----------------------------------------------          ------           ------     ------     ------     ------        ------
  Net realized and unrealized gain (loss) on
    investments                                          (0.44)           (0.77)      0.37      (0.13)      0.03         (0.19)
----------------------------------------------          ------           ------     ------     ------     ------        ------
    Net increase (decrease) from investment
      operations                                         (0.24)           (0.32)      0.93       0.42       0.63          0.07
----------------------------------------------          ------           ------     ------     ------     ------        ------
Distributions to shareholders:
  From net investment income                             (0.21)           (0.46)     (0.19)     (0.33)     (0.60)        (0.25)
----------------------------------------------          ------           ------     ------     ------     ------        ------
  From net realized gain on investments                     --               --         --         --      (0.10)           --
----------------------------------------------          ------           ------     ------     ------     ------        ------
  In excess of net investment income                        --               --      (0.35)     (0.21)        --            --
----------------------------------------------          ------           ------     ------     ------     ------        ------
    Total distributions                                  (0.21)           (0.46)     (0.54)     (0.54)     (0.70)        (0.25)
----------------------------------------------          ------           ------     ------     ------     ------        ------
Net asset value, end of period                          $ 8.18           $ 8.22     $ 9.00     $ 8.61     $ 8.73        $ 8.80
==============================================          ======           ======     ======     ======     ======        ======
Total return(b)                                          (2.80)%          (3.73)%    11.18%      5.15%      7.49%         0.83%
==============================================          ======           ======     ======     ======     ======        ======
Ratios and supplemental data:
Net assets, end of period (in 000's)                    $  243           $  206     $  421     $  116     $   86        $  131
==============================================          ======           ======     ======     ======     ======        ======
Ratio of net investment income (loss) to average
  net assets:                                             4.07%(c)         5.07%(d)   6.41%      6.39%      6.87%         7.33%(e)
==============================================          ======           ======     ======     ======     ======        ======
Ratio of expenses to average net assets
  (excluding interest expense):                           2.14%(c)         1.14%(d)   1.17%      1.16%      1.04%         1.03%(e)
==============================================          ======           ======     ======     ======     ======        ======
Ratio of interest expense to average net assets           0.04%            0.04%      0.29%        --         --            --
==============================================          ======           ======     ======     ======     ======        ======
Portfolio turnover rate                                    110%             110%       305%       241%       268%          385%
==============================================          ======           ======     ======     ======     ======        ======

(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Total return does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $196,715.
(d)  Ratios are based on average net assets of $468,333.
(e)  Annualized.

NOTE 9-SUBSEQUENT EVENT

On November 3, 1999, the Board of Trustees approved the conversion of Advisor Class Shares into Class A Shares. The proposed effective date of this conversion is February 11, 2000.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Shareholders of AIM Global Government Income Fund and Board of Trustees of AIM Investment Funds:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Government Income Fund at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                                    PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       December 23, 1999

BOARD OF TRUSTEES                               OFFICERS                            OFFICE OF THE FUND
C. Derek Anderson                               Robert H. Graham                    11 Greenway Plaza
President, Plantagenet Capital                  Chairman and President              Suite 100
Management, LLC (an investment                                                      Houston, TX 77046
partnership); Chief Executive Officer,          Dana R. Sutton
Plantagenet Holdings, Ltd.                      Vice President and Treasurer        INVESTMENT MANAGER
(an investment banking firm)
                                                Samuel D. Sirko                     A I M Advisors, Inc.
Frank S. Bayley                                 Vice President and Secretary        11 Greenway Plaza
Partner, law firm of                                                                Suite 100
Baker & McKenzie                                Melville B. Cox                     Houston, TX 77046
                                                Vice President
Robert H. Graham                                                                    SUB-ADVISOR
President and Chief Executive Officer,          Gary T. Crum
A I M Management Group Inc.                     Vice President                      INVESCO Asset Management Ltd.
                                                                                    11 Devonshire Square
Ruth H. Quigley                                 Carol F. Relihan                    London EC2M 4YR
Private Investor                                Vice President                      England

                                                Mary J. Benson                      TRANSFER AGENT
                                                Assistant Vice President and
                                                Assistant Treasurer                 A I M Fund Services, Inc.
                                                                                    P.O. Box 4739
                                                Sheri Morris                        Houston, TX 77210-4739
                                                Assistant Vice President and
                                                Assistant Treasurer                 CUSTODIAN

                                                Nancy L. Martin                     State Street Bank and Trust Company
                                                Assistant Secretary                 225 Franklin Street
                                                                                    Boston, MA 02110
                                                Ofelia M. Mayo
                                                Assistant Secretary                 COUNSEL TO THE FUND

                                                Kathleen J. Pflueger                Kirkpatrick & Lockhart LLP
                                                Assistant Secretary                 1800 Massachusetts Avenue, N.W.
                                                                                    Washington, D.C. 20036-1800

                                                                                    COUNSEL TO THE TRUSTEES

                                                                                    Paul, Hastings, Janofsky & Walker LLP
                                                                                    Twenty Third Floor
                                                                                    555 South Flower Street
                                                                                    Los Angeles, CA 90071

                                                                                    DISTRIBUTOR

                                                                                    A I M Distributors, Inc.
                                                                                    11 Greenway Plaza
                                                                                    Suite 100
                                                                                    Houston, TX 77046

                                                                                    AUDITORS

                                                                                    PricewaterhouseCoopers LLP
                                                                                    160 Federal St.
                                                                                    Boston, MA 02110


REQUIRED FEDERAL INCOME TAX INFORMATION -- UNAUDITED

AIM Global Government Income Fund paid ordinary dividends in the amount of $0.435, $0.376, $0.210 and $0.465 per share to Class A, Class B, Class C and Advisor Class shareholders, respectively during the Fund's tax year ended October 31, 1999. Of these amounts, 0.01% is eligible for the dividends received deduction for corporations.

THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                               MONEY MARKET FUNDS                          A I M Management Group Inc. has provided
AIM Aggressive Growth Fund(1)              AIM Money Market Fund                       leadership in the mutual-fund industry since
AIM Blue Chip Fund                         AIM Tax-Exempt Cash Fund                    1976 and managed approximately $120 billion
AIM Capital Development Fund                                                           in assets for more than 6.4 million
AIM Constellation Fund                     INTERNATIONAL GROWTH FUNDS                  shareholders, including individual
AIM Dent Demographic Trends Fund           AIM Advisor International Value Fund        investors, corporate clients and financial
AIM Large Cap Growth Fund                  AIM Asian Growth Fund                       institutions, as of September 30, 1999.
AIM Mid Cap Equity Fund                    AIM Developing Markets Fund                     The AIM Family of Funds--Registered
AIM Mid Cap Growth Fund                    AIM Euroland Growth Fund(4)                 Trademark-- is distributed nationwide, and
AIM Mid Cap Opportunities Fund             AIM European Development Fund               AIM today is the 10th-largest mutual fund
AIM Select Growth Fund                     AIM International Equity Fund               complex in the United States in assets under
AIM Small Cap Growth Fund(2)               AIM Japan Growth Fund                       management, according to Strategic Insight,
AIM Small Cap Opportunities Fund(3)        AIM Latin American Growth Fund              an independent mutual fund monitor.
AIM Value Fund                             AIM New Pacific Growth Fund
AIM Weingarten Fund
                                           GLOBAL GROWTH FUNDS
GROWTH & INCOME FUNDS                      AIM Global Aggressive Growth Fund
AIM Advisor Flex Fund                      AIM Global Growth Fund
AIM Advisor Large Cap Value Fund
AIM Advisor Real Estate Fund               GLOBAL GROWTH & INCOME FUNDS
AIM Balanced Fund                          AIM Global Growth & Income Fund
AIM Basic Value Fund                       AIM Global Utilities Fund
AIM Charter Fund
                                           GLOBAL INCOME FUNDS
INCOME FUNDS                               AIM Emerging Markets Debt Fund
AIM Floating Rate Fund                     AIM Global Government Income Fund
AIM High Yield Fund                        AIM Global Income Fund
AIM High Yield Fund II                     AIM Strategic Income Fund
AIM Income Fund
AIM Intermediate Government Fund           THEME FUNDS
AIM Limited Maturity Treasury Fund         AIM Global Consumer Products and Services Fund
                                           AIM Global Financial Services Fund
TAX-FREE INCOME FUNDS                      AIM Global Health Care Fund
AIM High Income Municipal Fund             AIM Global Infrastructure Fund
AIM Municipal Bond Fund                    AIM Global Resources Fund
AIM Tax-Exempt Bond Fund of Connecticut    AIM Global Telecommunications and Technology Fund(5)
AIM Tax-Free Intermediate Fund             AIM Global Trends Fund(6)

(1) AIM Aggressive Growth Fund reopened to new investors on November 16, 1998.
(2) AIM Small Cap Growth Fund closed to new investors on November 8, 1999. (3) AIM Small Cap Opportunities Fund closed to new investors on November 4, 1999.
(4) On September 1, 1999, AIM Europe Growth Fund was renamed AIM Euroland Growth Fund. Previously the fund invested in all size companies in most areas of Europe. The fund now seeks to invest at least 65% of its assets in large-cap companies within countries using the euro as their currency (EMU-member countries). (5) On June 1, 1999, AIM Global Telecommunications Fund was renamed AIM Global Telecommunications and Technology Fund. (6) Effective August 27, 1999, AIM Global Trends Fund was restructured to operate as a traditional mutual fund. Before that date, the fund operated as a fund of funds. For more complete information about any AIM fund(s), including sales charges and expenses, ask your financial advisor or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money. If used as sales material after January 20, 2000, this report must be accompanied by a current Quarterly Review of Performance for AIM Funds.

                                                         [AIM LOGO APPEARS HERE]

                                                          INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

A I M Distributors, Inc.                                               GGVI-AR 1

                                                                    APPENDIX III


                         ANNUAL REPORT / OCTOBER 31 1999

                         AIM GLOBAL GROWTH & INCOME FUND

                                  [COVER IMAGE]


                             [AIM LOGO APPEARS HERE]

                                 [COVER IMAGE]

                      -------------------------------------

                     HEROES ON WHEELS BY JANE WOOSTER SCOTT

       JANE WOOSTER SCOTT'S IMAGINATIVE PAINTING OF A CYCLING CHAMPIONSHIP

              CAPTURES THE SPIRIT OF AN INTERNATIONAL CELEBRATION.

            LIKE SPORTS, INVESTING BRINGS THE WORLD TOGETHER, UNITING

                    AND ENRICHING PEOPLE ALL OVER THE GLOBE.

                      -------------------------------------

AIM Global Growth & Income Fund seeks to provide long-term growth of capital together with current income. The fund invests in stocks of blue-chip companies and high-quality government bonds from around the world.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Global Growth & Income Fund's performance figures are historical and reflect the reinvestment of all distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B, C, and Advisor Class shares will differ from that of its Class A shares due to differences in sales-charge structure and expenses.
o The fund's average annual total returns, including sales charges, for the period ended 9/30/99 (the most recent calendar quarter-end) are as follows: for Class A shares, one year, -1.83%; five years, 10.71%; inception (9/25/90), 11.03%. Class B shares, one year, -1.21%; five years, 10.98%;
    inception (10/22/92), 11.43%. Class C shares, cumulative since inception (3/1/99), -5.19%. Advisor Class shares, one year, 4.13%; inception (6/1/95), 12.84%.
o Because C shares have been offered for less than one year (since 3/1/99), the return provided is the cumulative total return that has not been annualized.
o   Advisor Class shares were closed to new investors on 3/1/99.
o During the fiscal year ended 10/31/99, the fund's Class A shares paid distributions of $1.613; Class B shares, $1.553; Class C shares, $.093; and Advisor Class shares, $1.643.
o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The J.P. Morgan Global Government Bond Index is a market-value-weighted average of government bonds from 13 major developed bond markets. It is measured in U.S. dollars, and it includes the effect of reinvested coupons.
o The unmanaged MSCI World Index is a group of global securities listed on major world stock exchanges and tracked by Morgan Stanley Capital International.
o The unmanaged MSCI All Country World Index tracks the performance of the more than 50 countries covered by Morgan Stanley Capital International that are considered either a developed or emerging market.
o The unmanaged Standard & Poor's Composite Index of 500 Stocks (S&P 500) is widely regarded by investors as representative of the stock market in general.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                   YOUR MONEY.

    This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


                         AIM GLOBAL GROWTH & INCOME FUND

                        ANNUAL REPORT / CHAIRMAN'S LETTER



                    Dear Fellow Shareholder:

                    The fiscal year discussed in this report reconfirmed our
     [PHOTO OF      faith in two long-established principles of investing:
    Charles T.      portfolio diversification and long-term thinking. We could
      Bauer,        title this report "What a Difference a Year Makes."
   Chairman of          An investor surveying conditions when the fiscal year
   the Board of     opened on October 31, 1998, saw a market dominated by
     THE FUND       large-capitalization stocks and high-quality bonds,
   APPEARS HERE]    especially U.S. Treasuries. Ten months into 1998, two
                    well-known indexes of large-capitalization U.S. company stocks, the S&P 500 and the Dow Jones Industrial Average, were up by double digits, but the smaller-company stocks in the Russell 2000 had lost 12.80%. Overseas, many markets were languishing, especially in Asia, where many financial difficulties originated in 1997.
                        In bond markets also, name-brand quality was the place
                    to be. The Lehman Corporate/Government Bond Index, which
follows intermediate and long-term government and investment-grade debt, was up 8.56%, while the Lehman High Yield Index, which tracks riskier "junk bonds," had dropped 2.30%.
    It would be easy for an investor to conclude that blue chips, whether equity or fixed-income, were the only place to be. That investor, of course, would be wrong.

MARKETS TURN
While large-capitalization stocks continue to do very well, during 1999 markets broadened considerably, with many investment sectors performing a complete turnaround. Year to date by October 31, 1999, the small-cap stocks in the Russell 2000 were back in positive territory, and the many Asian markets had staged a comeback. The same holds true for bonds. The higher-quality Lehman index is down 1.49% year to date through October 31, 1999, while high-yield bonds have moved into positive returns.
    The point, at the risk of sounding repetitive to those of you who have invested with us for a long time, is that this is why diversification is a fundamental investing principle. Market sectors and asset classes go in and out of favor, but over the long run--and the long run is several years--the markets' overall trend has been upward. Selecting an asset class or a market sector on the basis of a short-term snapshot of conditions is usually unwise, as is concentrating your portfolio in one asset class. Staying fully invested in a diversified portfolio remains a compelling strategy and one of your best prospects for long-term gain.

LOOKING AHEAD
As we look about at the close of this fiscal year, we are encouraged by signs of economic health in Europe and Asia, not to mention the prolonged U.S. economic expansion. However, we are aware of how easily an investor could have been misled by conditions just 12 months ago. For our shareholders, we therefore reiterate our commitment to investing through a financial advisor. In addition to helping you select investments appropriate to your time horizon and risk tolerance, a financial advisor can keep you informed about how changing market conditions affect you and your portfolio and can help assure that when you do alter your investments, there's a logical reason for doing so. AIM believes every investor should be guided by a financial professional.

FUND MANAGERS COMMENT
In the pages that follow, your fund's portfolio managers discuss how they managed your fund during the year ended October 31, 1999, how the markets behaved and what they foresee for the near future. We trust you will find their discussion informative. If you have any questions or comments, we invite you to contact us, either at our Web site, aimfunds.com, or through our Client Services department at 800-959-4246. Information about your account is also available through our automated AIM Investor Line, 800-246-5463.
    Thank you for your continued participation in The AIM Family of Funds --Registered Trademark--.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.

                      -------------------------------------

                                  STAYING FULLY

                            INVESTED IN A DIVERSIFIED

                                PORTFOLIO REMAINS

                              A COMPELLING STRATEGY

                                 AND ONE OF YOUR

                               BEST PROSPECTS FOR

                                LONG-TERM GAIN.

                      -------------------------------------

                         AIM GLOBAL GROWTH & INCOME FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW



BOND MARKET HAMPERS PERFORMANCE

HOW DID AIM GLOBAL GROWTH & INCOME FUND PERFORM?
The fund had a disappointing year, reporting a 1.03% return for Class A shares and a 0.42% return for Class B shares for the period ending October 31, 1999. Class C shares had a -1.98% cumulative return since their inception on March 31, 1999. These figures are at net asset value, without a sales charge. Advisor Class shares returned 1.30%.
    During the reporting period, the MSCI World Index rose 24.91%, while the J.P. Morgan Global Government Bond Index returned -2.95%. These indexes help explain the performance of the fund--global equity markets did well over the fiscal year, but bond markets underperformed.

WHAT WERE MARKET CONDITIONS LIKE DURING THIS TIME?
Investor concern over interest rates made the U.S. markets very volatile during the reporting period. In June and August, the Federal Reserve Board (the Fed) raised rates in two quarter-point moves. At its October meeting, the Fed chose to leave rates unchanged but adopted a "tightening bias," indicating that it may be inclined to raise rates in the near future. Shortly after the close of the fiscal year, the Fed increased interest rates by another quarter point.
    Bond markets suffered a difficult period; in fact, 1999 has been the worst year for bonds since 1994, and the second worst year on record. For example, the yield of the benchmark 30-year U.S. Treasury bond rose from 5.15% at the beginning of the fiscal year to 6.16% at its end.
    The domestic equity market changed from an exclusively large-cap growth environment of the last two years to a much broader market, which included value and cyclical as well as small- and mid-cap stocks. These stocks had been undervalued for some time, but they became attractive as many large companies suffered earnings disappointments.
    Across the Atlantic, merger activity continued to dominate. Toward the end of the reporting period, the European merger market topped the United States for the first time. Ten European deals were announced in the third quarter of 1999 with values of more than $10 billion each.
    For most of the fiscal year Japan led Asia's recovery. Investors flocked to Japanese securities after Japan posted two consecutive quarters of economic growth, signaling an end to its extended recession. As Japan struggled to regain its economic strength and foothold in the world economy, it has done so at a cost to the United States. The dollar/yen relationship gyrated severely during the third quarter of 1999, nearly causing the dollar to reach a 44-month low.

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?
The fund maintained its strict blue-chip investment discipline. We invest in stocks with a market capitalization of more than $1 billion and a dividend yield greater than that of the MSCI World Index. We also look for good stocks that are selling at a discount relative to the market. Because of our investment criteria, the fund has avoided several areas that have performed well over the fiscal year.
    JAPAN: The universe of Japanese stocks that meet our criteria is very small. At this time, these stocks have neither the growth nor the dividend yield we look for.
    TECHNOLOGY: The fund has avoided high-flying technology stocks, because we consider many of these to be overpriced.

WHAT ABOUT THE FUND'S BOND COMPONENT?
The fund weightings are currently 70% stocks and 30% bonds. We invested in investment-grade U.S. and European government bonds. Sovereign debt made up 15.27% of the fund's total assets. Our bond performance was hurt by rising

                      -------------------------------------

                            WE MUST EMPHASIZE THAT WE

                        ARE INVESTORS FOR THE LONG TERM.

                      OUR DISCIPLINE HAS MET WITH DIFFICULT

                      PERIODS IN THE PAST, AND FOR THE SAME

                     REASONS AS THIS PAST YEAR. BUT, OVER A

                       PERIOD OF MANY YEARS, OUR INVESTORS

                      HAVE ENJOYED EXCELLENT TOTAL RETURNS

                            WITH BELOW AVERAGE RISK.

                      -------------------------------------

PORTFOLIO COMPOSITION

As of 10/31/99, based on total net assets

================================================================================
TOP 10 EQUITY HOLDINGS
--------------------------------------------------------------------------------
 1. Royal Dutch Petroleum Co. (Netherlands)  3.30
 2. Bristol-Myers Squibb Co. (U.S.)          3.19
 3. Mobil Corp. (U.S.)                       3.04
 4. McGraw-Hill Cos., Inc. (The) (U.S.)      3.03
 5. Bestfoods (U.S.)                         2.77
 6. Bell Atlantic Corp. (U.S.)               2.55
 7. First Tennessee National Corp. ( U.S.)   2.35
 8. Bank of America Corp. (U.S.)             2.32
 9. Anheuser-Busch Companies, Inc. (U.S.)    2.12
10. Julius Baer Holding A.G. (Switzerland)   2.08
================================================================================

          See important fund and index disclosures inside front cover.

                         AIM GLOBAL GROWTH & INCOME FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW



interest rates over the past year. Our holdings for most of the period had a longer than average maturity, which made the impact of rising interest rates somewhat worse for the fund than for our benchmark index. Bond returns were further aggravated by our absence from Japan, where the strong value of the yen made it one of the best performing bond markets globally.

WHAT CHANGES HAVE YOU MADE TO THE FUND'S PORTFOLIO?
Over the fiscal year, we increased our U.S. holdings from 48.6% to 52.88% of the fund. Most of our top equity holdings were major U.S. corporations across a wide spectrum of industries, including pharmaceuticals, oil, publishing, food products, telecommunications, financials and beverage companies.
    New to the fund are Bank of America and Swiss banking firm Julius Baer Holding AG. We consider financial stocks to be a good buying opportunity, as interest rate concerns have caused them to experience substantial volatility this year. The long-term prospects for banks are favorable based on their earnings strength.
    The fund had capital gains of 7.81% over the fiscal year because it sold long-term holdings that had begun to suffer from deteriorating quality and declining earnings growth prospects. We also reduced our holdings in countries where we no longer felt comfortable with market conditions.

WHAT'S YOUR OUTLOOK FOR THE FUND OVER THE NEAR TERM?
Clearly our conservative investment approach--our blue-chip discipline and bond component--hurt the fund's performance over the past fiscal year. We must emphasize that we are investors for the long term. Our discipline has met with difficult periods in the past, and for the same reasons as this past year. But over a period of many years, our investors have enjoyed excellent total returns with below average risk.
    Although there seems to be a great deal of concern in the fixed-income markets, we believe this market environment provides a good buying opportunity. Our large weighting on the bond side may pay off not just in dividends, but in performance as well. In the United Kingdom, the bond market is benefiting from low inflation and a Bank of England that has acted vigilantly to keep it in check. Euroland bonds are showing signs of improvement as well.

================================================================================
PORTFOLIO ALLOCATION
--------------------------------------------------------------------------------
Cash/Other                2.46%

International
Bonds                    15.27%

U.S. Government
Notes and Bonds          13.76%

International
Common Stocks            31.16%

U.S. Common Stocks       37.35%
================================================================================

================================================================================
TOP 10 COUNTRIES
--------------------------------------------------------------------------------
  1. United States       52.88%
  2. United Kingdom      15.51
  3. Netherlands          6.71
  4. France               6.26
  5. Germany              6.17
  6. Australia            3.10
  7. Switzerland          3.07
  8. New Zealand          1.62
  9. Belgium              1.47
 10. Denmark              1.36
================================================================================

================================================================================
TOP 5 FIXED-INCOME HOLDINGS
--------------------------------------------------------------------------------
                                      COUPON   MATURITY     %

U.S. Treasury Notes                    6.63    06/30/01    5.65
Government of France, Deb.             4.00    10/25/09    3.76
Bundesrepublik Deutschland, Bonds     8.375    05/21/01    3.35
U.S. Treasury Notes                    5.63    05/15/08    3.11
U.S. Treasury Bonds                    8.75    08/15/20    2.97
================================================================================

          See important fund and index disclosures inside front cover.

                         AIM GLOBAL GROWTH & INCOME FUND

                       ANNUAL REPORT / PERFORMANCE HISTORY



YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
AIM GLOBAL GROWTH & INCOME FUND VS. BENCHMARK INDEXES

9/25/90-10/31/99

in thousands

               AIM Global Growth   JP Morgan Global                  MSCI All
                 & Income Fund     Government Bond    MSCI World  Country World
                 Class A Shares         Index           Index         Index
                 --------------         -----           -----         -----

 9/30/90                  --               --              --            --
10/31/90               9,464           10,396          10,930        10,927
10/31/91              10,948           11,564          12,651        12,796
10/31/92              11,593           13,018          11,939        12,250
10/31/93              15,503           14,451          15,227        15,674
10/31/94              14,958           14,830          16,392        17,292
10/31/95              15,896           17,107          17,947        18,524
10/31/96              18,567           18,151          20,872        21,414
10/31/97              22,095           18,784          24,373        24,785
10/31/98              26,019           21,222          28,091        27,948
10/31/99              26,286           20,595          35,070        35,328

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.


ABOUT THIS CHART

The chart compares your fund's Class A shares to benchmark indexes. It is intended to give you an idea of how your fund performed compared to these benchmarks over the period 9/25/90-10/31/99. (Please note that the indexes' performance figures are for the period (9/30/90-10/31/99.) It is important to understand the differences between your fund and an index. An index measures performance of a hypothetical portfolio. A market index is not managed, incurring no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect the return on your investment. Since the last reporting period, AIM Global Growth & Income Fund has elected to use the MSCI All Country World Index as its benchmark instead of the MSCI World Index. The new index more closely resembles the securities in which the fund invests. The fund will no longer measure its performance against the MSCI World Index. Because this is the first reporting period since we have adopted the new index, SEC guidelines require that we compare the fund's performance to both the old and the new index.

AVERAGE ANNUAL TOTAL RETURNS

As of 10/31/99, including sales charges

================================================================================
CLASS A SHARES
--------------------------------------------------------------------------------
Inception (9/25/90)             11.21%

  5 years                       10.68

  1 year                        -4.54*

*1.03% excluding sales charges

CLASS B SHARES
--------------------------------------------------------------------------------
Inception  (10/22/92)           11.65%

  5 years                       10.96

  1 year                        -3.80*

*0.42% excluding sales charges

CLASS C SHARES
--------------------------------------------------------------------------------
Inception (3/01/99)             -2.95%*

*Cumulative return; -1.98 excluding sales charges

ADVISOR CLASS SHARES
--------------------------------------------------------------------------------
Inception  (6/1/95)             13.17%

  1 year                         1.30*

*Advisor Class Shares were closed to new investors as of March 1, 1999
================================================================================

Your fund's total return includes sales charges, expenses and management fees. The performance of the fund's Class B, Class C and Advisor Class shares will differ from Class A shares due to differing fees and expenses. For fund performance calculations and descriptions of the indexes cited on this page, please refer to the inside front cover.

MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

                         AIM GLOBAL GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 1999

                                                     MARKET
                                      SHARES         VALUE

DOMESTIC COMMON STOCKS-37.35%

BANKS (MONEY CENTER)-2.32%

Bank of America Corp.                   230,000   $ 14,806,250
--------------------------------------------------------------

BANKS (REGIONAL)-2.35%

First Tennessee National Corp.          440,800     14,987,200
--------------------------------------------------------------

BEVERAGES (ALCOHOLIC)-3.12%

Anheuser-Busch Companies, Inc.          188,371     13,527,392
--------------------------------------------------------------
Brown-Forman Corp.-Class B               93,600      6,318,000
--------------------------------------------------------------
                                                    19,845,392
--------------------------------------------------------------

ELECTRIC COMPANIES-3.72%

Southern Co.                            420,000     11,156,250
--------------------------------------------------------------
Texas Utilities Co.                     323,000     12,516,250
--------------------------------------------------------------
                                                    23,672,500
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-1.56%

Emerson Electric Co.                    165,000      9,910,312
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.98%

American General Corp.                  170,000     12,611,875
--------------------------------------------------------------

FOODS-2.77%

Bestfoods                               300,000     17,625,000
--------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-3.19%

Bristol-Myers Squibb Co.                264,800     20,339,950
--------------------------------------------------------------

INVESTMENT MANAGEMENT-1.22%

PIMCO Advisors Holdings L.P.            225,000      7,804,688
--------------------------------------------------------------

OIL (INTERNATIONAL
  INTEGRATED)-3.04%

Mobil Corp.                             200,500     19,348,250
--------------------------------------------------------------

PERSONAL CARE-1.18%

Avon Products, Inc.                     234,000      7,546,500
--------------------------------------------------------------

PUBLISHING-3.03%

McGraw-Hill Cos., Inc. (The)            324,000     19,318,500
--------------------------------------------------------------

REAL ESTATE INVESTMENT
  TRUSTS-2.88%

Equity Office Properties Trust          457,000     10,111,125
--------------------------------------------------------------
Equity Residential Properties
  Trust                                 197,000      8,237,063
--------------------------------------------------------------
                                                    18,348,188
--------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-1.43%

Dun & Bradstreet Corp. (The)            309,800      9,100,375
--------------------------------------------------------------

TELEPHONE-2.55%

Bell Atlantic Corp.                     250,000     16,234,375
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE


TOBACCO-1.01%

Philip Morris Companies, Inc.           255,000   $  6,422,813
--------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $165,685,250)                          237,922,168
--------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-31.16%

AUSTRALIA-3.10%

Foster's Brewing Group Ltd.
  (Beverages-Alcoholic)               3,500,000      9,305,685
--------------------------------------------------------------
National Australia Bank Ltd.
  (Banks-Major Regional)                674,825     10,417,395
--------------------------------------------------------------
                                                    19,723,080
--------------------------------------------------------------

BELGIUM-1.47%

Electrabel S.A. (Electric
  Companies)                             27,760      9,158,659
--------------------------------------------------------------
Fortis A.G.-CVG
  (Financial-Diversified)(a)             34,440        185,149
--------------------------------------------------------------
                                                     9,343,808
--------------------------------------------------------------

FRANCE-2.50%

Compagnie de Saint Gobain
  (Manufacturing-Diversified)(a)         51,000      8,853,001
--------------------------------------------------------------
Pernod Ricard
  (Beverages-Non-alcoholic)             104,720      7,072,957
--------------------------------------------------------------
                                                    15,925,958
--------------------------------------------------------------

GERMANY-0.98%

MobilCom A.G.
  (Telecommunications-Cellular/
  Wireless)                             120,000      6,223,928
--------------------------------------------------------------

ITALY-1.16%

Seat Pagine Gialle S.p.A.
  (Publishing)(a)                     5,200,000      7,412,744
--------------------------------------------------------------

NETHERLANDS-6.71%

ING Groep N.V. (Insurance Brokers)      176,878     10,435,619
--------------------------------------------------------------
Koninklijke KPN N.V.
  (Telecommunications-Long
  Distance)                             220,005     11,292,751
--------------------------------------------------------------
Royal Dutch Petroleum Co.
  (Oil-International Integrated)        351,840     21,035,811
--------------------------------------------------------------
                                                    42,764,181
--------------------------------------------------------------

NEW ZEALAND-1.62%

Telecom Corp. of New Zealand Ltd.
  (Telephone)                         2,264,200      9,120,112
--------------------------------------------------------------
Telecom Corp. of New Zealand
  Ltd.-ADR (Telephone)                   38,000      1,235,000
--------------------------------------------------------------
                                                    10,355,112
--------------------------------------------------------------

SWITZERLAND-3.07%

Julius Baer Holding A.G.
  (Banks-Major Regional)                  4,400     13,231,455
--------------------------------------------------------------
Swisscom A.G. (Telephone)                20,820      6,342,815
--------------------------------------------------------------
                                                    19,574,270
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

UNITED KINGDOM-10.55%

Abbey National PLC (Savings & Loan
  Companies)                            170,000   $  3,326,014
--------------------------------------------------------------
Allied Zurich PLC
  (Insurance-Mulit-Line)                600,000      7,250,481
--------------------------------------------------------------
Cadbury Schweppes PLC (Foods)         1,863,600     12,217,480
--------------------------------------------------------------
CGU PLC (Insurance Brokers)             694,750     10,125,944
--------------------------------------------------------------
Diageo PLC (Beverages-Alcoholic)        659,559      6,668,943
--------------------------------------------------------------
EMAP PLC (Publishing)                   250,000      3,247,098
--------------------------------------------------------------
EMI Group PLC (Leisure
  Time-Products)                        853,500      6,707,484
--------------------------------------------------------------
Lloyds TSB Group PLC (Banks-Major
  Regional)                             688,428      9,524,471
--------------------------------------------------------------
Reckitt & Colman PLC (Household
  Products/ Non-durables)               668,093      8,111,770
--------------------------------------------------------------
                                                    67,179,685
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $147,527,140)                                198,502,766
--------------------------------------------------------------

                                     PRINCIPAL
                                      AMOUNT

NON-U.S. DOLLAR DENOMINATED
GOVERNMENT BONDS & NOTES-15.27%

DENMARK-1.36%

Kingdom of Denmark, Bonds, 8.00%,
  03/15/06                         DKK  54,000,000    8,647,572
--------------------------------------------------------------

FRANCE-3.76%

Government of France, Deb., 4.00%,
  10/25/09                         EUR  25,200,000   23,913,664
--------------------------------------------------------------

GERMANY-5.19%

Bundesrepublik Deutschland, Bonds,
  8.375%, 05/21/01             EUR   19,000,000     21,336,865
--------------------------------------------------------------
  6.00%, 01/04/07                     4,600,000      5,085,825
--------------------------------------------------------------
  6.50%, 07/04/27                     5,800,000      6,651,676
--------------------------------------------------------------
                                                    33,074,366
--------------------------------------------------------------

UNITED KINGDOM-4.96%

United Kingdom Treasury, Bond,
  7.00%, 06/07/02              GBP    5,500,000      9,225,047
--------------------------------------------------------------
  Gtd. Note, 9.00%, 10/13/08          4,500,000      9,048,837
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE

UNITED KINGDOM-(CONTINUED)

  Gtd. Bond, 9.00%, 08/06/12   GBP    6,022,000   $ 13,324,001
--------------------------------------------------------------
                                                    31,597,885
--------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Government Bonds
      & Notes (Cost $98,119,358)                    97,233,487
--------------------------------------------------------------

U.S. TREASURY SECURITIES-13.76%

U.S. TREASURY NOTES-8.76%

  6.63%, 06/30/01                   $35,550,000     36,012,505
--------------------------------------------------------------
  5.63%, 05/15/08                    20,500,000     19,787,227
--------------------------------------------------------------
                                                    55,799,732
--------------------------------------------------------------

U.S. TREASURY BONDS-5.00%

  8.75%, 08/15/20                    15,120,000     18,950,350
--------------------------------------------------------------
  6.50%, 11/15/26                    12,745,000     12,898,832
--------------------------------------------------------------
                                                    31,849,182
--------------------------------------------------------------
    Total U.S. Treasury Securities
      (Cost $87,847,744)                            87,648,914
--------------------------------------------------------------

                                      SHARES

MONEY MARKET FUNDS-1.77%

STIC Liquid Assets Portfolio(c)       5,642,621      5,642,621
--------------------------------------------------------------
STIC Prime Portfolio(c)               5,642,621      5,642,621
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $11,285,242)                                  11,285,242
--------------------------------------------------------------
TOTAL INVESTMENTS-99.31%                           632,592,577
--------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.69%                                  4,397,411
--------------------------------------------------------------
NET ASSETS-100.00%                                $636,989,988
==============================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
Deb. - Debentures
Gtd. - Guaranteed

Notes to Schedule of Investments:

(a)Non-income producing security.
(b)Foreign denominated security. Par value and coupon are denominated in currency indicated.
(c)The security shares the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1999


ASSETS:

Investments, at value (cost $510,464,734)       $632,592,577
------------------------------------------------------------
Cash                                               1,245,276
------------------------------------------------------------
Receivables for:
  Investments sold                                 1,922,211
------------------------------------------------------------
  Fund shares sold                                   986,563
------------------------------------------------------------
  Dividends and interest                           5,456,781
------------------------------------------------------------
Other assets                                             651
------------------------------------------------------------
    Total assets                                 642,204,059
------------------------------------------------------------

LIABILITIES:

Payables for:
  Forward contracts closed                         1,618,625
------------------------------------------------------------
  Fund shares reacquired                           2,270,985
------------------------------------------------------------
Forward contracts                                     32,908
------------------------------------------------------------
Accrued administrative services fees                  11,447
------------------------------------------------------------
Accrued advisory fees                                526,363
------------------------------------------------------------
Accrued distribution fees                            423,592
------------------------------------------------------------
Accrued transfer agent fees                           84,253
------------------------------------------------------------
Accrued trustees' fees                                 1,500
------------------------------------------------------------
Accrued operating expenses                           244,398
------------------------------------------------------------
    Total liabilities                              5,214,071
------------------------------------------------------------
Net assets applicable to shares outstanding     $636,989,988
============================================================

NET ASSETS:

Class A                                         $254,060,449
============================================================
Class B                                         $376,180,588
============================================================
Class C                                         $  1,344,034
============================================================
Advisor Class                                   $  5,404,917
============================================================
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           32,565,310
============================================================
Class B                                           48,228,206
============================================================
Class C                                              172,358
============================================================
Advisor Class                                        693,765
============================================================
Class A:
  Net asset value and redemption price per
    share                                       $       7.80
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.80 / 94.50%)         $       8.25
============================================================
Class B:
  Net asset value and offering price per share  $       7.80
============================================================
Class C:
  Net asset value and offering price per share  $       7.80
============================================================
Advisor Class:
  Net asset value, redemption and offering
    price per share                             $       7.79
============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1999


INVESTMENT INCOME:

Dividends (net of $815,230 foreign withholding
  tax)                                          $ 16,045,328
------------------------------------------------------------
Interest                                          13,957,993
------------------------------------------------------------
Securities lending                                   193,458
------------------------------------------------------------
    Total investment income                       30,196,779
------------------------------------------------------------

EXPENSES:

Advisory and administrative fees                   7,315,050
------------------------------------------------------------
Accounting services fees                             207,383
------------------------------------------------------------
Custodian fees                                       358,452
------------------------------------------------------------
Distribution fees -- Class A                       1,039,956
------------------------------------------------------------
Distribution fees -- Class B                       4,535,906
------------------------------------------------------------
Distribution fees -- Class C                           6,314
------------------------------------------------------------
Trustees' fees                                        35,961
------------------------------------------------------------
Transfer agent fees -- Class A                       508,709
------------------------------------------------------------
Transfer agent fees -- Class B                       776,580
------------------------------------------------------------
Transfer agent fees -- Class C                         1,110
------------------------------------------------------------
Transfer agent fees -- Advisor Class                   9,861
------------------------------------------------------------
Interest expense                                      15,102
------------------------------------------------------------
Other                                                608,387
------------------------------------------------------------
    Total expenses                                15,418,771
------------------------------------------------------------
Less: Expenses paid indirectly                        (4,831)
------------------------------------------------------------
    Net expenses                                  15,413,940
------------------------------------------------------------
Net investment income                             14,782,839
------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  AND FORWARD CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           59,608,133
------------------------------------------------------------
  Foreign currencies                                (573,951)
------------------------------------------------------------
  Forward currency contracts                         589,736
------------------------------------------------------------
                                                  59,623,918
------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (64,691,362)
------------------------------------------------------------
  Foreign currencies                                (204,635)
------------------------------------------------------------
  Forward currency contracts                        (257,665)
------------------------------------------------------------
                                                 (65,153,662)
------------------------------------------------------------
  Net gain (loss) from investment securities,
    foreign currencies and forward currency
    contracts                                     (5,529,744)
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                    $  9,253,095
============================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended October 31, 1999 and 1998

                                                                  1999             1998
                                                              -------------    ------------
OPERATIONS:

  Net investment income                                       $  14,782,839    $ 12,068,853
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and forward currency contracts                    59,623,918     146,741,450
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and forward
    currency contracts                                          (65,153,662)    (29,909,686)
-------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations          9,253,095     128,900,617
-------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                        (3,856,782)     (4,583,653)
-------------------------------------------------------------------------------------------
  Class B                                                        (2,710,473)     (4,410,176)
-------------------------------------------------------------------------------------------
  Class C                                                              (654)             --
-------------------------------------------------------------------------------------------
  Advisor Class                                                     (96,889)       (100,933)
-------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (50,854,509)     (8,368,465)
-------------------------------------------------------------------------------------------
  Class B                                                       (78,557,367)    (13,388,382)
-------------------------------------------------------------------------------------------
  Class C                                                            (9,250)             --
-------------------------------------------------------------------------------------------
  Advisor Class                                                  (1,015,481)       (131,267)
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (1,923,750)    (24,946,235)
-------------------------------------------------------------------------------------------
  Class B                                                       (30,585,595)    (31,695,480)
-------------------------------------------------------------------------------------------
  Class C                                                         1,396,141              --
-------------------------------------------------------------------------------------------
  Advisor Class                                                    (873,736)      3,071,389
-------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                      (159,835,250)     44,347,415
-------------------------------------------------------------------------------------------
NET ASSETS:

  Beginning of period                                           796,825,238     752,477,823
-------------------------------------------------------------------------------------------
  End of period                                               $ 636,989,988    $796,825,238
===========================================================================================
NET ASSETS CONSIST OF:
  Shares of beneficial interest                               $ 455,586,900    $467,573,561
-------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, and forward currency
    contracts                                                    59,366,359     142,061,286
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and forward currency contracts                   122,036,729     187,190,391
-------------------------------------------------------------------------------------------
                                                              $ 636,989,988    $796,825,238
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Growth & Income Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of four different classes of shares:
Class A shares, Class B shares, Class C shares and Advisor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital together with current income.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Such distributions are declared and paid quarterly. The Fund may elect to use a portion of the proceeds of fund share redemptions as distributions for Federal income tax purposes. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
     On October 31, 1999, undistributed net investment income was decreased by $8,118,041, undistributed net realized gains decreased by $11,882,238 and paid-in capital increased by $20,000,279 as a result of differing book/tax treatment of foreign currency transactions and equalization credits in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

D. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

E. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
     Outstanding forward currency contracts at October 31, 1999 were as follows:

                                                                           UNREALIZED
   SETTLEMENT               CONTRACT TO      CONTRACT TO                  APPRECIATION
   DATE                       DELIVER          RECEIVE        VALUE      (DEPRECIATION)
   ----------             ----------------   -----------   -----------   --------------
   02/09/00               GBP   19,600,000   $32,208,288   $32,241,196      $(32,908)
   ====================================================================================

F. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

G. Foreign Securities -- There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

H. Indexed Securities -- The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. INVESCO Asset Management Limited is the Fund's subadvisor. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.75%, 2.40%, 2.40% and 1.40% of the average daily net assets of the Fund's Class A, Class B, Class C and Advisor Class shares, respectively.
  Effective July 1, 1999, the Trust entered into a master administrative services agreement with AIM, replacing the prior pricing and accounting agreement. The Fund, pursuant to the master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Prior to July 1, 1999, AIM was the pricing and accounting agent for the Fund. The monthly fee for these services paid to AIM was a percentage, not to exceed 0.03% annually, of a Fund's average daily net assets. The annual fee rate was derived based on the aggregate net assets of the funds which comprised the following investment companies: AIM Growth Series, AIM Investment Funds, AIM Series Trust, G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust. The fee was calculated at the rate of 0.03% of the first $5 billion of assets and 0.02% to the assets in excess of $5 billion. An amount is allocated to and paid by each such fund based on its relative average daily net assets. For the year ended October 31, 1999, AIM was paid $207,383 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended October 31, 1999, AFS was paid $1,226,855 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Advisor Class shares of the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund , pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $1,039,956, $4,535,906 and $6,314, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $80,124 from sales of the Class A shares of the Fund during the year ended October 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1999, AIM Distributors received $3,994 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1999, the Fund received reductions in custodian fees of $4,831 under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $4,831 during the year ended October 31, 1999.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period. Prior to May 28, 1999, the Fund, along with certain other funds advised and/or administered by AIM, had a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allowed the Fund and certain other funds to borrow, on a first come, first served basis, an aggregate maximum amount of $250,000,000.
  During the year ended October 31, 1999, the average outstanding daily balance of bank loans for the Fund was $268,364 with a weighted average interest rate of 5.63%. Interest expense for the Fund for the year ended October 31, 1999 was $15,102.

NOTE 5-PORTFOLIO SECURITIES LOANED

At October 31, 1999, securities with an aggregate value of $926,250 were on loan to brokers. The loans were secured by cash collateral of $944,775 received by the Fund. For the year ended October 31, 1999, the Fund received fees of $193,458 for securities lending.
  For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1999 was $654,207,941 and $785,726,810, respectively.
  The amount of unrealized appreciation of investment securities, for tax purposes, as of October 31, 1999 is as follows:

Aggregate unrealized appreciation of
investment securities                        $131,225,983
---------------------------------------------------------
Aggregate unrealized appreciation
  (depreciation) of investment securities     (10,184,073)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $121,041,910
=========================================================
Cost of investments for tax purposes is
  $511,550,667.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 1999 and 1998 were as follows:

                                                                         1999                          1998
                                                              ---------------------------   ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              -----------   -------------   -----------   -------------
Sold:
  Class A                                                       8,613,668   $  72,437,015    40,631,419   $ 363,947,180
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       5,303,281      44,812,675    12,852,707     115,998,695
-----------------------------------------------------------------------------------------------------------------------
  Class C*                                                        195,189       1,576,712            --              --
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                   328,566       2,706,042     4,670,023      41,740,705
-----------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                       6,015,569      49,459,293     1,294,169      11,189,344
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       8,680,071      71,410,220     1,736,739      14,930,372
-----------------------------------------------------------------------------------------------------------------------
  Class C*                                                          1,149           9,140            --              --
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                   135,251       1,109,119        25,259         222,124
-----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (15,145,571)   (123,820,058)  (44,464,914)   (400,082,759)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (18,003,582)   (146,808,490)  (17,992,943)   (162,624,547)
-----------------------------------------------------------------------------------------------------------------------
  Class C*                                                        (23,980)       (189,711)           --              --
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                  (552,173)     (4,688,897)   (4,285,866)    (38,891,440)
-----------------------------------------------------------------------------------------------------------------------
                                                               (4,452,562)  $ (31,986,940)   (5,533,407)  $ (53,570,326)
=======================================================================================================================

* Class C shares commenced sales on March 1, 1999.

NOTE 8-FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                        CLASS A
                                                                --------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                                --------------------------------------------------------
                                                                1999(a)     1998(a)     1997(a)       1996        1995
                                                                --------    --------    --------    --------    --------
Net asset value, beginning of period                            $   9.26    $   8.21    $   7.11    $   6.35    $   6.21
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.20        0.17        0.21        0.22        0.24
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments           (0.05)       1.25        1.12        0.82        0.13
------------------------------------------------------------------------------------------------------------------------
    Net increase from investment operations                         0.15        1.42        1.33        1.04        0.37
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                       (0.11)      (0.13)      (0.21)      (0.24)      (0.22)
------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                            (1.50)      (0.24)      (0.02)      (0.04)      (0.01)
------------------------------------------------------------------------------------------------------------------------
    Total distributions                                            (1.61)      (0.37)      (0.23)      (0.28)      (0.23)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $   7.80    $   9.26    $   8.21    $   7.11    $   6.35
========================================================================================================================
Total return(b)                                                     1.03%      17.76%      19.01%      16.80%       6.27%
========================================================================================================================
Ratios and supplemental data:

Net assets, end of period (in 000's)                            $254,060    $306,279    $292,528    $286,203    $284,069
========================================================================================================================
Ratio of net investment income to average net assets:               2.34%(c)    1.87%       2.74%       3.17%       3.85%
========================================================================================================================
Ratio of expenses to average net assets:                            1.65%(c)    1.65%       1.64%       1.66%       1.74%
========================================================================================================================
Portfolio turnover rate                                               89%         92%         50%         39%         83%
========================================================================================================================

(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Total return does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $297,130,261.

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                              1999(a)     1998(a)     1997(a)       1996        1995
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $   9.25    $   8.21    $   7.11    $   6.35    $   6.21
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.14        0.11        0.16        0.17        0.20
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments         (0.04)       1.25        1.13        0.82        0.13
----------------------------------------------------------------------------------------------------------------------
    Net increase from investment operations                       0.10        1.36        1.29        0.99        0.33
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                     (0.05)      (0.08)      (0.17)      (0.20)      (0.18)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                          (1.50)      (0.24)      (0.02)      (0.03)      (0.01)
----------------------------------------------------------------------------------------------------------------------
    Total distributions                                          (1.55)      (0.32)      (0.19)      (0.23)      (0.19)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   7.80    $   9.25    $   8.21    $   7.11    $   6.35
======================================================================================================================
Total return(b)                                                   0.42%      16.93%      18.28%      16.06%       5.57%
======================================================================================================================
Ratios and supplemental data:

Net assets, end of period (in 000's)                          $376,181    $483,307    $456,893    $383,966    $356,796
======================================================================================================================
Ratio of net investment income to average net assets:             1.69%(c)    1.22%       2.09%       2.52%       3.20%
======================================================================================================================
Ratio of expenses to average net assets:                          2.30%(c)    2.30%       2.29%       2.31%       2.39%
======================================================================================================================
Portfolio turnover rate                                             89%         92%         50%         39%         83%
======================================================================================================================

(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Total return does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $453,590,643.

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    CLASS C                       ADVISOR CLASS
                                              -------------------   ------------------------------------------
                                                 MARCH 1, 1999                YEAR ENDED OCTOBER 31,               JUNE 1, 1995
                                                      TO            ------------------------------------------          TO
                                              OCTOBER 31, 1999(a)   1999(a)     1998(a)     1997(a)      1996    OCTOBER 31, 1995
                                              -------------------   -------     -------     -------     ------   ----------------
Net asset value, beginning of period                $ 8.05          $ 9.26      $ 8.20      $ 7.10      $ 6.35        $ 6.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        0.10            0.22        0.21        0.23        0.23          0.11
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
    investments                                      (0.26)          (0.05)       1.25        1.13        0.82          0.13
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                     (0.16)           0.17        1.46        1.36        1.05          0.24
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                         (0.02)          (0.14)      (0.16)      (0.24)      (0.26)        (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments              (0.07)          (1.50)      (0.24)      (0.02)      (0.04)           --
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                              (0.09)          (1.64)      (0.40)      (0.26)      (0.30)        (0.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 7.80          $ 7.79      $ 9.26      $ 8.20      $ 7.10        $ 6.35
=================================================================================================================================
Total return(b)                                      (1.98)%          1.30%      18.27%      19.23%      17.19%         3.83%
=================================================================================================================================
Ratios and supplemental data:

Net assets, end of period (in 000's)                $1,344          $5,405      $7,239      $3,057      $3,085        $  944
=================================================================================================================================
Ratio of net investment income to average
  net assets:                                         1.69%(c)        2.69%(d)    2.22%       3.09%       3.52%         4.20%(e)
=================================================================================================================================
Ratio of expenses to average net assets:              2.30%(c)        1.30%(d)    1.30%       1.29%       1.31%         1.39%(e)
=================================================================================================================================
Portfolio turnover rate                                 89%             89%         92%         50%         39%           83%
=================================================================================================================================

(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Total return does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $944,451.
(d)  Ratios are based on average net assets of $5,759,984.
(e)  Annualized.

NOTE 9-SUBSEQUENT EVENT

On November 3, 1999, the Board of Trustees approved the conversion of Advisor Class Shares into Class A Shares. The proposed effective date of this conversion is February 11, 2000.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Shareholders of AIM Global Growth & Income Fund and Board of Trustees of AIM Investment Funds:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Growth & Income Fund at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                                    PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       December 23, 1999

BOARD OF TRUSTEES                                OFFICERS                          OFFICE OF THE FUND
C. Derek Anderson                                Robert H. Graham                  11 Greenway Plaza
President, Plantagenet Capital                   Chairman and President            Suite 100
Management, LLC (an investment                                                     Houston, TX 77046
partnership); Chief Executive Officer,           Dana R. Sutton
Plantagenet Holdings, Ltd.                       Vice President and Treasurer      INVESTMENT MANAGER
(an investment banking firm)
                                                 Samuel D. Sirko                   A I M Advisors, Inc.
Frank S. Bayley                                  Vice President and Secretary      11 Greenway Plaza
Partner, law firm of                                                               Suite 100
Baker & McKenzie                                 Melville B. Cox                   Houston, TX 77046
                                                 Vice President
Robert H. Graham                                                                   SUB-ADVISOR
President and Chief Executive Officer,           Gary T. Crum
A I M Management Group Inc.                      Vice President                    INVESCO Asset Management Ltd.
                                                                                   11 Devonshire Square
Arthur C. Patterson                              Carol F. Relihan                  London EC2M 4YR
Managing Partner, Accel Partners                 Vice President                    England
(a venture capital firm)
                                                 Mary J. Benson                    TRANSFER AGENT
Ruth H. Quigley                                  Assistant Vice President and
Private Investor                                 Assistant Treasurer               A I M Fund Services, Inc.
                                                                                   P.O. Box 4739
                                                 Sheri Morris                      Houston, TX 77210-4739
                                                 Assistant Vice President and
                                                 Assistant Treasurer               CUSTODIAN

                                                 Nancy L. Martin                   State Street Bank and Trust Company
                                                 Assistant Secretary               225 Franklin Street
                                                                                   Boston, MA 02110
                                                 Ofelia M. Mayo
                                                 Assistant Secretary               COUNSEL TO THE FUND

                                                 Kathleen J. Pflueger              Kirkpatrick & Lockhart LLP
                                                 Assistant Secretary               1800 Massachusetts Avenue, N.W.
                                                                                   Washington, D.C. 20036-1800

                                                                                   COUNSEL TO THE TRUSTEES

                                                                                   Paul, Hastings, Janofsky & Walker LLP
                                                                                   Twenty Third Floor
                                                                                   555 South Flower Street
                                                                                   Los Angeles, CA 90071

                                                                                   DISTRIBUTOR

                                                                                   A I M Distributors, Inc.
                                                                                   11 Greenway Plaza
                                                                                   Suite 100
                                                                                   Houston, TX 77046

                                                                                   AUDITORS

                                                                                   PricewaterhouseCoopers LLP
                                                                                   160 Federal St.
                                                                                   Boston, MA 02110


REQUIRED FEDERAL INCOME TAX INFORMATION -- UNAUDITED

AIM Global Growth & Income Fund paid ordinary dividends in the amount of $0.110, $0.050, $0.019 and $0.140 per share to Class A, Class B, Class C and Advisor Class shareholders, respectively during its tax year ended October 31, 1999. Of this amount, 85.46% is eligible for the dividends received deduction for corporations. The Fund also distributed long-term capital gains of $130,436,607 during the Fund's tax year ended October 31, 1999.

REQUIRED STATE INCOME TAX INFORMATION

Of the total income dividends paid, 22% was derived from U.S. Treasury obligations.

                      -------------------------------------

                                  OUR AUTOMATED

                               AIM INVESTOR LINE,

                                  800-246-5463,

                            PROVIDES CURRENT ACCOUNT

                           INFORMATION AND THE PRICE,

                             YIELD AND TOTAL RETURN

                                ON ALL AIM FUNDS

                                 24 HOURS A DAY.

                      -------------------------------------

AIM FUNDS(SM) MAKES
INVESTING EASY

o AIM BANK CONNECTION(SM). You can make investments in your AIM account in amounts from $50 to $100,000 without writing a check. Once you set up this convenient feature, AIM will draw the funds from your pre-authorized checking account at your request.

o AIM INTERNET CONNECT(SM). With this service, you can purchase, redeem or exchange shares of AIM funds in your current AIM account simply by accessing our Web site at www.aimfunds.com. For a retirement account, such as an IRA or 403(b), only exchanges are allowed over the Internet because of the tax-reporting and record-keeping requirements these accounts involve.

o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS. You can receive distributions in cash, or you can reinvest them in your account without paying a sales charge. Over time, the power of compounding can significantly increase the value of your account.

o AUTOMATIC INVESTMENT PLAN. You can add to your account by authorizing your AIM fund to withdraw a specified amount, minimum $50, from your bank account on a regular schedule.

o EASY ACCESS TO YOUR MONEY. You can redeem shares of your AIM fund any day the New York Stock Exchange is open. The value of the shares may be more or less than their original cost depending on market conditions.

o EXCHANGE PRIVILEGE. As your investment goals change, you may exchange part or all of your shares of one fund for shares of a different AIM fund within the same share class. You may make up to 10 such exchanges per calendar year.

o TAX-ADVANTAGED RETIREMENT PLANS. You can enjoy the tax advantages offered by a variety of investment plans, including Traditional IRAs, Roth IRAs and education IRAs, among others.

o E-MAIL ACCESS. You can contact us at general@aimfunds.com for general information. For account information, contact us at youraccount@aimfunds.com.

o www.aimfunds.com. Our award-winning Web site provides account information, shareholder education and fund performance information.

THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                              MONEY MARKET FUNDS                             A I M Management Group Inc. has
AIM Aggressive Growth Fund(1)             AIM Money Market Fund                          provided leadership in the
AIM Blue Chip Fund                        AIM Tax-Exempt Cash Fund                       mutual fund industry since 1976
AIM Capital Development Fund                                                             and managed approximately $120
AIM Constellation Fund                    INTERNATIONAL GROWTH FUNDS                     billion in assets for more than
AIM Dent Demographic Trends Fund          AIM Advisor International Value Fund           6.4 million shareholders,
AIM Large Cap Growth Fund                 AIM Asian Growth Fund                          including individual investors,
AIM Mid Cap Equity Fund                   AIM Developing Markets Fund                    corporate clients and financial
AIM Mid Cap Growth Fund                   AIM Euroland Growth Fund(4)                    institutions, as of September
AIM Mid Cap Opportunities Fund            AIM European Development Fund                  30, 1999.
AIM Select Growth Fund                    AIM International Equity Fund                      The AIM Family of Funds
AIM Small Cap Growth Fund(2)              AIM Japan Growth Fund                          --Registered Trademark-- is
AIM Small Cap Opportunities Fund(3)       AIM Latin American Growth Fund                 distributed nationwide, and AIM
AIM Value Fund                            AIM New Pacific Growth Fund                    today is the 10th-largest mutual
AIM Weingarten Fund                                                                      fund complex in the United
                                          GLOBAL GROWTH FUNDS                            States in assets under
GROWTH & INCOME FUNDS                     AIM Global Aggressive Growth Fund              management, according to
AIM Advisor Flex Fund                     AIM Global Growth Fund                         Strategic Insight, an
AIM Advisor Large Cap Value Fund                                                         independent mutual fund monitor.
AIM Advisor Real Estate Fund              GLOBAL GROWTH & INCOME FUNDS
AIM Balanced Fund                         AIM Global Growth & Income Fund
AIM Basic Value Fund                      AIM Global Utilities Fund
AIM Charter Fund
                                          GLOBAL INCOME FUNDS
INCOME FUNDS                              AIM Emerging Markets Debt Fund
AIM Floating Rate Fund                    AIM Global Government Income Fund
AIM High Yield Fund                       AIM Global Income Fund
AIM High Yield Fund II                    AIM Strategic Income Fund
AIM Income Fund
AIM Intermediate Government Fund          THEME FUNDS
AIM Limited Maturity Treasury Fund        AIM Global Consumer Products and Services Fund
                                          AIM Global Financial Services Fund
TAX-FREE INCOME FUNDS                     AIM Global Health Care Fund
AIM High Income Municipal Fund            AIM Global Infrastructure Fund
AIM Municipal Bond Fund                   AIM Global Resources Fund
AIM Tax-Exempt Bond Fund of Connecticut   AIM Global Telecommunications and Technology Fund(5)
AIM Tax-Free Intermediate Fund            AIM Global Trends Fund(6)

(1)AIM Aggressive Growth Fund reopened to new investors on November 16, 1998.
(2)AIM Small Cap Growth Fund closed to new investors on November 8, 1999. (3)AIM Small Cap Opportunities Fund closed to new investors on November 4, 1999. (4)On September 1, 1999, AIM Europe Growth Fund was renamed AIM Euroland Growth Fund. Previously the fund invested in all size companies in most areas of Europe. The fund now seeks to invest at least 65% of its assets in large-cap companies within countries using the euro as their currency (EMU-member countries). (5)On June 1, 1999, AIM Global Telecommunications Fund was renamed AIM Global Telecommunications and Technology Fund. (6)Effective August 27, 1999, AIM Global Trends Fund was restructured to operate as a traditional mutual fund. Before that date, the fund operated as a fund of funds. For more complete information about any AIM fund(s), including sales charges and expenses, ask your financial advisor or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money. If used as sales material after January 20, 2000, this report must be accompanied by a current Quarterly Review of Performance for AIM Funds.

                                                         [AIM LOGO APPEARS HERE]

                                                          Invest with DISCIPLINE
                                                        --Registered Trademark--

A I M Distributors, Inc.

                                                                        GGI-AR-1

                                                                     APPENDIX IV

                             AIM GLOBAL INCOME FUND
                        AIM GLOBAL GOVERNMENT INCOME FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1999
                                   (UNAUDITED)

            PRINCIPAL AMOUNT (a)                                                                          MARKET VALUE
--------------------------------------                                                    ------------------------------------------
  AIM GLOBAL    AIM GLOBAL   PRO FORMA                                                    AIM GLOBAL     AIM GLOBAL    PRO FORMA
  GOVERNMENT     INCOME      COMBINING                                                    GOVERNMENT       INCOME      COMBINING
  INCOME FUND     FUND                                                                    INCOME FUND       FUND

                                           U.S. DOLLAR
                                           DENOMINATED BONDS &
                                           NOTES--27.65%
                                           AIR FREIGHT--0.15%
                                           Atlas Air, Inc., Sr. Unsec. Notes, 10.75%,
 $        -    $   350,000   $   350,000   08/01/05                                       $         -   $   350,000   $   350,000
 ==========    ===========   ===========                                                  ===========   ===========   ===========

                                           AIRLINES--1.45%
                                           Air 2 US, Series C, Equipment Trust Ctfs.,
                                           10.127%, 10/01/20 (Acquired 10/28/99; Cost
          -        450,000       450,000   $450,000)                                   b            -       457,920       457,920
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Airplanes Pass Through Trust, Series D Gtd.
          -        230,000       230,000   Sub. Bonds, 10.875%, 03/15/19                            -       204,845       204,845
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Delta Air Lines, Inc., Deb.
          -        550,000       550,000   9.00%, 05/15/16                                          -       583,297       583,297
 ----------    -----------   -----------                                                  -----------   -----------   -----------
          -      1,000,000     1,000,000   10.375%, 12/15/22                                        -     1,208,370     1,208,370
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Dunlop Standard Aero Holdings (United
          -        530,000       530,000   Kingdom), Sr. Notes, 11.875%, 05/15/09      c            -       537,950       537,950
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           United Air Lines, Inc., Pass Through Ctfs.,
          -        300,000       300,000   9.56%, 10/19/18                                          -       329,784       329,784
 ==========    ===========   ===========                                                  ===========   ===========   ===========
                                                                                                    -     3,322,166     3,322,166
 ==========    ===========   ===========                                                  ===========   ===========   ===========

                                           AUTO PARTS & EQUIPMENT--0.28%
                                           Advance Stores Co., Inc., Series B, Sr.
          -        270,000       270,000   Unsec. Gtd. Sub. Notes, 10.25%, 04/15/08                 -       249,750       249,750
 ----------    -----------   -----------                                                  -----------   -----------   -----------
          -        430,000       430,000   Exide Corp., Sr. Notes, 10.00%, 04/15/05                 -       402,050       402,050
 ==========    ===========   ===========                                                  ===========   ===========   ===========
                                                                                                    -       651,800       651,800
 ==========    ===========   ===========                                                  ===========   ===========   ===========

                                           AUTOMOBILES--0.13%
                                           DaimlerChrysler N.A. Holdings (Germany),
          -        300,000       300,000   Gtd. Notes, 7.20%, 09/01/09                              -       301,065       301,065
 ==========    ===========   ===========                                                  ===========   ===========   ===========

                                           BANKS (MAJOR REGIONAL)--0.97%
                                           Deutsche Bank Finance B.V. (Netherlands),
          -      1,200,000     1,200,000   Conv. Bonds, 4.50%,02/12/17                 de           -       579,060       579,060
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Midland Bank PLC (United Kingdom), Sub.
          -        280,000       280,000   Notes, 7.65%, 05/01/25                                   -       283,480       283,480
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Regions Financial Corp., Sub. Notes, 7.75%,
          -        500,000       500,000   09/15/24                                                 -       497,940       497,940
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Republic New York Corp.,
          -        400,000       400,000   Sub. Notes, 9.70%, 02/01/09                              -       455,340       455,340
 ----------    -----------   -----------                                                  -----------   -----------   -----------
          -        370,000       370,000   Sub. Deb., 9.50%, 04/15/14                               -       412,546       412,546
 ==========    ===========   ===========                                                  ===========   ===========   ===========
                                                                                                    -     2,228,366     2,228,366
 ==========    ===========   ===========                                                  ===========   ===========   ===========

                                           BANKS (MONEY CENTER)--3.15%
                                           Banque Cent de Tunisie (Tunisia), Unsec.
  4,750,000              -     4,750,000   Bonds, 8.25%, 09/19/27                           3,916,214             -     3,916,214
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Bayerische Landesbank Girozentrale
                                           (Germany), Unsec. Sub. Notes, 5.875%,
  2,400,000              -     2,400,000   12/01/08                                         2,213,702             -     2,213,702
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Capital One Financial Corp., Unsec. Notes,
          -        600,000       600,000   7.25%, 05/01/06                                          -       570,000       570,000
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Riggs Capital Trust II, Series C Gtd. Bonds,
          -        570,000       570,000   8.875%, 03/15/27                                         -       533,722       533,722
 ==========    ===========   ===========                                                  ===========   ===========   ===========
                                                                                            6,129,916     1,103,722     7,233,638
 ==========    ===========   ===========                                                  ===========   ===========   ===========

                                           BANKS (REGIONAL)--0.29%
                                           Mercantile Bancorp, Inc., Unsec. Sub. Notes,
          -        660,000       660,000   7.30%, 06/15/07                                          -       654,562       654,562
 ==========    ===========   ===========                                                  ===========   ===========   ===========

                                           BROADCASTING (TELEVISION, RADIO & CABLE)--
                                           2.26%
                                           British Sky Broadcasting (United Kingdom),
                                           Unsec. Gtd. Notes, 8.20%, 07/15/09
                                           (Acquired 07/01/99-08/10/99; Cost
          -        900,000       900,000   $890,547)                                   b            -       877,254       877,254
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Comcast Cable Communications, Unsec.
          -        500,000       500,000   Notes, 8.50%, 05/01/27                                   -       540,710       540,710
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Cox Communications, Inc., Unsec. Notes,
          -        400,000       400,000   7.75%, 08/15/06                                          -       409,744       409,744
 ----------    -----------   -----------                                                  -----------   -----------   -----------

          PRINCIPAL AMOUNT(a)                                                                             MARKET VALUE
------------------------------------                                                      ------------------------------------------
AIM GLOBAL    AIM GLOBAL   PRO FORMA                                                      AIM GLOBAL     AIM GLOBAL    PRO FORMA
GOVERNMENT     INCOME      COMBINING                                                      GOVERNMENT       INCOME      COMBINING
INCOME FUND     FUND                                                                      INCOME FUND       FUND

                                        CSC Holdings, Inc., Sr. Unsec. Deb.,
$       -   $   400,000   $   400,000   7.875%, 02/15/18                                  $         -   $   381,784   $   381,784
---------   -----------   -----------                                                     -----------   -----------   -----------
        -     1,600,000     1,600,000   7.625%, 07/15/18                                            -     1,489,024     1,489,024
---------   -----------   -----------                                                     -----------   -----------   -----------
                                        Fox Family Worldwide, Inc., Sr. Unsec.
        -       940,000       940,000   Disc. Notes, 10.25%, 11/01/07             f                 -       618,050       618,050
---------   -----------   -----------                                                     -----------   -----------   -----------
                                        Knology Holdings, Inc., Sr. Disc. Notes,
        -       700,000       700,000   11.875%, 10/15/07                       f                   -       393,750       393,750
---------   -----------   -----------                                                     -----------   -----------   -----------
                                        USA Networks, Inc., Sr. Unsec. Gtd. Notes,
        -       500,000       500,000   6.75%, 11/15/05                                             -       477,914       477,914
=========   ===========   ===========                                                     ===========   ===========   ===========
                                                                                                    -     5,188,230     5,188,230
=========   ===========   ===========                                                     ===========   ===========   ===========

                                        CHEMICALS--0.62%
                                        Agrium, Inc. (Canada), Unsec. Notes, 7.00%,
        -       350,000       350,000   02/01/04                                                    -       337,536       337,536
---------   -----------   -----------                                                     -----------   -----------   -----------
                                        Airgas, Inc., Medium Term Notes, 7.14%,
        -       500,000       500,000   03/08/04                                                    -       474,010       474,010
---------   -----------   -----------                                                     -----------   -----------   -----------
                                        Nova Gas Transmission Ltd. (Canada),
        -       450,000       450,000   Yankee Deb., 8.50%, 12/15/12                                -       482,634       482,634
---------   -----------   -----------                                                     -----------   -----------   -----------
                                        Sterling Chemicals, Inc., Sr. Unsec. Sub.
        -       200,000       200,000   Notes, 11.75%, 08/15/06                                     -       127,000       127,000
=========   ===========   ===========                                                     ===========   ===========   ===========
                                                                                                    -     1,421,180     1,421,180
=========   ===========   ===========                                                     ===========   ===========   ===========

                                        COMMUNICATIONS EQUIPMENT--0.35%
                                        Dialog Corp. PLC (United Kingdom), Series
        -       750,000       750,000   A, Sr. Sub. Yankee Notes, 11.00%, 11/15/07                  -       637,500       637,500
---------   -----------   -----------                                                     -----------   -----------   -----------
                                        ProNet, Inc., Sr. Sub. Notes, 11.875%,
        -       250,000       250,000   06/15/05                                                    -       171,250       171,250
=========   ===========   ===========                                                     ===========   ===========   ===========
                                                                                                    -       808,750       808,750
=========   ===========   ===========                                                     ===========   ===========   ===========

                                        COMPUTERS (NETWORKING)--0.13%
                                        Exodus Communications, Sr. Unsec. Notes,
        -       280,000       280,000   11.25%, 07/01/08                                            -       290,500       290,500
=========   ===========   ===========                                                     ===========   ===========   ===========

                                        CONSTRUCTION (CEMENT & AGGREGATES)--
                                        0.13%
                                        Schuff Steel Co., Sr. Unsec. Gtd. Sub. Notes,
        -       350,000       350,000   10.50%, 06/01/08                                            -       299,250       299,250
=========   ===========   ===========                                                     ===========   ===========   ===========

                                        CONSUMER FINANCE--0.47%
                                        Countrywide Capital, Gtd. Notes, 8.05%,
        -       350,000       350,000   06/15/27                                                    -       332,052       332,052
---------   -----------   -----------                                                     -----------   -----------   -----------
                                        MBNA Capital I, Series A Bonds, 8.278%,
        -       835,000       835,000   12/01/26                                                    -       757,161       757,161
=========   ===========   ===========                                                     ===========   ===========   ===========
                                                                                                    -     1,089,213     1,089,213
=========   ===========   ===========                                                     ===========   ===========   ===========

                                        DISTRIBUTORS (FOOD & HEALTH)--0.10%
                                        Fleming Companies, Inc., Sr. Unsec. Gtd.
        -       255,000       255,000   Sub. Notes, 10.625%, 07/31/07                               -       229,500       229,500
=========   ===========   ===========                                                     ===========   ===========   ===========

                                        ELECTRIC COMPANIES--0.88%
                                        Cleveland Electric Illumination, Series D, Sr.
        -       500,000       500,000   Sec. Notes, 7.88%, 11/01/17                                 -       482,969       482,969
---------   -----------   -----------                                                     -----------   -----------   -----------
                                        CMS Energy Corp., Sr. Unsec. Notes, 7.50%,
        -       750,000       750,000   01/15/09                                                    -       690,172       690,172
---------   -----------   -----------                                                     -----------   -----------   -----------
                                        El Paso Electric Co., Sec. First Mortgage
                                        Bonds,
        -       250,000       250,000   Series D, 8.90%, 02/01/06                                   -       265,052       265,052
---------   -----------   -----------                                                     -----------   -----------   -----------
        -       250,000       250,000   Series E, 9.40%, 05/01/11                                   -       273,007       273,007
---------   -----------   -----------                                                     -----------   -----------   -----------
                                        Niagara Mohawk Power, Series H, Sr. Unsec.
                                        Disc. Notes, 8.50%, 07/01/10 (Acquired
        -       400,000       400,000   08/11/99; Cost $291,000)                 b                  -       302,664       302,664
=========   ===========   ===========                                                     ===========   ===========   ===========
                                                                                                    -     2,013,864     2,013,864
=========   ===========   ===========                                                     ===========   ===========   ===========

                                        ELECTRONICS (SEMICONDUCTORS)--0.09%
                                        Panda Funding Corp., Series A-1, Pooled
        -       198,404       198,404   Project Bonds, 11.625%, 08/20/12                            -       199,396       199,396
=========   ===========   ===========                                                     ===========   ===========   ===========

                                        ENTERTAINMENT--0.72%
                                        News America Holdings, Inc., Notes, 8.45%,
        -       500,000       500,000   08/01/34                                                    -       512,615       512,615
---------   -----------   -----------                                                     -----------   -----------   -----------
        -     1,000,000     1,000,000   Time Warner Inc., Deb., 9.125%, 01/15/13                    -     1,127,140     1,127,140
=========   ===========   ===========                                                     ===========   ===========   ===========
                                                                                                    -     1,639,755     1,639,755
=========   ===========   ===========                                                     ===========   ===========   ===========

          PRINCIPAL AMOUNT (a)                                                                       MARKET VALUE
------------------------------------                                                 ------------------------------------------
AIM GLOBAL    AIM GLOBAL   PRO FORMA                                                 AIM GLOBAL     AIM GLOBAL    PRO FORMA
GOVERNMENT     INCOME      COMBINING                                                 GOVERNMENT       INCOME      COMBINING
INCOME FUND     FUND                                                                 INCOME FUND       FUND

                                    FINANCIAL (DIVERSIFIED)--0.41%
                                    Finova Capital Corp., Unsec. Sr. Notes,
$       -   $ 210,000   $ 210,000   7.625%, 09/21/09                                $         -   $   210,244   $   210,244
---------   ---------   ---------                                                   -----------   -----------   -----------
                                    Sumitomo Bank International Finance N.V.
        -     700,000     700,000   (Japan), Gtd. Sub. Notes, 8.50%, 06/15/09                 -       724,511       724,511
=========   =========   =========                                                   ===========   ===========   ===========
                                                                                              -       934,755       934,755
=========   =========   =========                                                   ===========   ===========   ===========

                                    FOODS--0.39%
                                    ConAgra, Inc., Sr. Unsec. Notes, 7.125%,
        -     900,000     900,000   10/01/26                                                  -       889,443       889,443
=========   =========   =========                                                   ===========   ===========   ===========

                                    HEALTH CARE (LONG TERM CARE)--0.03%
                                    Harborside Healthcare, Sr. Unsec. Gtd. Disc.
        -     300,000     300,000   Sub. Notes, 11.00%, 08/01/08                 e            -       78,000         78,000
=========   =========   =========                                                   ===========   ===========   ===========

                                    HEALTH CARE (SPECIALIZED SERVICES)--0.21%
                                    Team Health, Inc., Sr. Sub. Notes, 12.00%,
        -     470,000     470,000   03/15/09                                     c            -       472,350       472,350
=========   =========   =========                                                   ===========   ===========   ===========

                                    HOMEBUILDING--0.02%
                                    D.R. Horton, Inc., Unsec. Gtd. Notes,
        -      55,000      55,000   10.00%, 04/15/06                                          -        55,275        55,275
=========   =========   =========                                                   ===========   ===========   ===========

                                    HOUSEHOLD PRODUCTS (NON-DURABLES)--
                                    0.19%
                                    Procter & Gamble Co. (The), Putable Deb.,
        -     400,000     400,000   8.00%, 09/01/24                                           -       434,548       434,548
=========   =========   =========                                                   ===========   ===========   ===========

                                    HOUSEWARES--0.13%
                                    Decora Industries, Inc., Series B, Sr. Sec.
        -     350,000     350,000   Gtd. Notes, 11.00%, 05/01/05                              -       306,250       306,250
=========   =========   =========                                                   ===========   ===========   ===========

                                    INSURANCE (LIFE/HEALTH)--0.30%
        -     750,000     750,000   Torchmark Corp., Notes, 7.875%, 05/15/23                  -       693,143       693,143
=========   =========   =========                                                   ===========   ===========   ===========

                                    INSURANCE (PROPERTY-CASUALTY)--0.41.%
                                    Terra Nova Holdings, Co. (United Kingdom),
                                    Sr. Unsec. Gtd. Notes,
        -     500,000     500,000   7.20%, 08/15/07                                           -       479,330       479,330
---------   ---------   ---------                                                   -----------   -----------   -----------
        -     500,000     500,000   7.00%, 05/15/08                                           -       471,800       471,800
=========   =========   =========                                                   ===========   ===========   ===========
                                                                                              -       951,130       951,130
=========   =========   =========                                                   ===========   ===========   ===========

                                    INVESTMENT BANKING/BROKERAGE--0.61%
                                    HSBC America Capital Trust II, Gtd. Bonds,
                                    8.38%, 05/15/27 (Acquired 08/12/99; Cost
        -     500,000     500,000   $479,210)                                    b            -       479,120       479,120
---------   ---------   ---------                                                   -----------   -----------   -----------
                                    Lehman Brothers, Inc.,
        -     390,000     390,000   Notes, 8.50%, 08/01/15                                    -       404,305       404,305
---------   ---------   ---------                                                   -----------   -----------   -----------
        -     530,000     530,000   Sr. Sub. Notes, 7.375%, 01/15/07                          -       523,667       523,667
=========   =========   =========                                                   ===========   ===========   ===========
                                                                                              -     1,407,092     1,407,092
=========   =========   =========                                                   ===========   ===========   ===========

                                    IRON & STEEL--0.18%
                                    Acme Metal, Inc., Sr. Unsec. Gtd. Deb.,
        -     438,000     438,000   10.875%, 12/15/07                            g            -       94,170         94,170
---------   ---------   ---------                                                   -----------   -----------   -----------
                                    GS Technologies, Inc., Sr. Gtd. Notes,
        -     200,000     200,000   12.00%, 09/01/04                                          -       111,000       111,000
---------   ---------   ---------                                                   -----------   -----------   -----------
                                    Sheffield Steel Corp., Series B, First
        -     250,000     250,000   Mortgage Notes, 11.50%, 12/01/05                          -       208,750       208,750
=========   =========   =========                                                   ===========   ===========   ===========
                                                                                              -       413,920       413,920
=========   =========   =========                                                   ===========   ===========   ===========

                                    LEISURE TIME (PRODUCTS)--0.18%
                                    Marvel Enterprises, Inc., Sr. Unsec. Gtd.
        -     440,000     440,000   Sub. Notes, 12.00%, 06/15/09                              -       402,600       402,600
=========   =========   =========                                                   ===========   ===========   ===========

                                    LODGING-HOTELS--0.13%
                                    John Q. Hammons Hotels, Inc., Sec. First
        -     100,000     100,000   Mortgage Notes, 9.75%, 10/01/05                           -        90,500        90,500
---------   ---------   ---------                                                   -----------   -----------   -----------
                                    Stena Line A.B. (Sweden), Sr. Unsec.
        -     310,000     310,000   Yankee Notes, 10.625%, 06/01/08                           -       217,775       217,775
=========   =========   =========                                                   ===========   ===========   ===========
                                                                                              -       308,275       308,275
=========   =========   =========                                                   ===========   ===========   ===========

                                    MANUFACTURING (DIVERSIFIED)--0.09%
                                    Glenoit Corp., Sr. Unsec. Gtd. Sub. Notes,
        -     380,000     380,000   11.00%, 04/15/07                                          -       210,900       210,900
=========   =========   =========                                                   ===========   ===========   ===========

                                    MANUFACTURING (SPECIALIZED)--0.20%
                                    First Wave Marine, Inc., Sr. Unsec. Gtd.
$       -   $ 250,000   $ 250,000   Sub. Notes, 11.00%, 02/01/08                        $     -     $ 188,750   $   188,750
---------   ---------   ---------                                                   -----------   -----------   -----------

          PRINCIPAL AMOUNT (a)                                                                            MARKET VALUE
------------------------------------                                                      ------------------------------------------
AIM GLOBAL    AIM GLOBAL   PRO FORMA                                                      AIM GLOBAL     AIM GLOBAL    PRO FORMA
GOVERNMENT     INCOME      COMBINING                                                      GOVERNMENT       INCOME      COMBINING
INCOME FUND     FUND                                                                      INCOME FUND       FUND

                                           MMI Products, Inc., Sr. Unsec. Sub. Notes,
        -         260,000       260,000    11.25%, 04/15/07                                       -         265,200        265,200
                                                                                                  -         453,950        453,950
=========     ===========   ===========                                                   =========     ===========    ===========
                                           METALS MINING--0.10%
                                           Rio Algom Ltd. (Canada), Unsec. Yankee
        -         250,000       250,000    Deb., 7.05%, 11/01/05                                  -         238,455        238,455
=========     ===========   ===========                                                   =========     ===========    ===========
                                           NATURAL GAS--0.69%
                                           Dynegy, Inc., Sr. Unsec. Deb., 7.125%,
        -         500,000       500,000    05/15/18                                               -         459,975        459,975
---------     -----------   -----------                                                   ---------     -----------    -----------
        -         500,000       500,000    Enron Corp., Sr. Sub. Deb., 8.25%, 09/15/12            -         515,220        515,220
---------     -----------   -----------                                                   ---------     -----------    -----------
        -         600,000       600,000    Sonat, Inc., Unsec. Notes, 7.625%, 07/15/11            -         600,828        600,828
=========     ===========   ===========                                                   =========     ===========    ===========
                                                                                                  -       1,576,023      1,576,023
=========     ===========   ===========                                                   =========     ===========    ===========

                                           OIL & GAS (EXPLORATION & PRODUCTION)--
                                           0.55%
        -         400,000       400,000    Oneok, Inc., Unsec. Notes, 7.75%, 08/15/06             -         401,224        401,224
---------     -----------   -----------                                                   ---------     -----------    -----------
                                           Pogo Producing Co., Series B, Sr. Unsec.
        -         500,000       500,000    Sub. Notes, 10.375%, 02/15/09                          -         520,000        520,000
---------     -----------   -----------                                                   ---------     -----------    -----------
                                           Queen Sand Resources, Inc., Sr. Unsec. Gtd.
        -         160,000       160,000    Sub. Notes, 12.50%, 07/01/08                           -          92,000         92,000
---------     -----------   -----------                                                   ---------     -----------    -----------
                                           Talisman Energy, Inc. (Canada), Yankee
        -         250,000       250,000    Deb., 7.125%, 06/01/07                                 -         240,210        240,210
=========     ===========   ===========                                                   =========     ===========    ===========
                                                                                                  -       1,253,434      1,253,434
=========     ===========   ===========                                                   =========     ===========    ===========

                                           OIL & GAS (REFINING & MARKETING)--0.27%
                                           Texas Petrochemical Corp., Sr. Unsec. Sub.
        -         750,000       750,000    Notes, 11.125%, 07/01/06                               -         611,250        611,250
=========     ===========   ===========                                                   =========     ===========    ===========

                                           PHOTOGRAPHY/IMAGING--0.21%
                                           Polaroid Corp., Sr. Unsec. Notes, 11.50%,
        -         470,000       470,000    02/15/06                                               -         472,350        472,350
=========     ===========   ===========                                                   =========     ===========    ===========

                                           POWER PRODUCERS (INDEPENDENT)--0.50%
        -         750,000       750,000    AES Corp., Sr. Notes, 8.00%, 12/31/08                  -         686,250        686,250
---------     -----------   -----------                                                   ---------     -----------    -----------
                                           7.33%, 06/15/20 (Acquired 04/30/98; Cost
        -         500,000       500,000    $501,235)                                  b           -         453,630        453,630
=========     ===========   ===========                                                   =========     ===========    ===========
                                                                                                  -       1,139,880      1,139,880
=========     ===========   ===========                                                   =========     ===========    ===========

                                           PUBLISHING (NEWSPAPERS)--0.25%
                                           News America Holdings, Inc., Sr. Gtd. Deb.,
        -         250,000       250,000    9.25%, 02/01/13                                        -         274,755        274,755
---------     -----------   -----------                                                   ---------     -----------    -----------
                                           United News & Media PLC (United
                                           Kingdom), Sr. Unsec. Yankee Notes, 7.75%,
        -         300,000       300,000    07/01/09                                               -         292,905        292,905
=========     ===========   ===========                                                   =========     ===========    ===========
                                                                                                  -         567,660        567,660
=========     ===========   ===========                                                   =========     ===========    ===========

                                           RAILROADS--0.56%
                                           CSX Corp., Sr. Unsec. Putable Deb., 7.25%,
        -         750,000       750,000    05/01/27                                               -         747,173        747,173
---------     -----------   -----------                                                   ---------     -----------    -----------
                                           Norfolk Southern Corp., Putable Bonds,
        -         550,000       550,000    7.05%, 05/01/37                                        -         546,816        546,816
=========     ===========   ===========                                                   =========     ===========    ===========
                                                                                                  -       1,293,989      1,293,989
=========     ===========   ===========                                                   =========     ===========    ===========

                                           REAL ESTATE INVESTMENT TRUSTS--0.46%
                                           Glenborough Properties, Series B, Sr. Unsec.
        -         500,000       500,000    Notes, 7.625%, 03/15/05                                -         445,514        445,514
---------     -----------   -----------                                                   ---------     -----------    -----------
                                           Health Care REIT, Inc., Sr. Unsec. Notes,
        -         200,000       200,000    7.625%, 03/15/08                                       -         169,320        169,320
---------     -----------   -----------                                                   ---------     -----------    -----------
                                           Spieker Properties LP, Unsec. Deb., 7.35%,
        -         500,000       500,000    12/01/17                                               -         446,705        446,705
=========     ===========   ===========                                                   =========     ===========    ===========
                                                                                                  -       1,061,539      1,061,539
=========     ===========   ===========                                                   =========     ===========    ===========

                                           RETAIL (GENERAL MERCHANDISE)--0.07%
                                           Plainwell, Inc., Series B, Sr. Unsec. Sub.
        -         230,000       230,000    Notes, 11.00%, 03/01/08                                -         166,750        166,750
=========     ===========   ===========                                                   =========     ===========    ===========

          PRINCIPAL AMOUNT (a)                                                                            MARKET VALUE
------------------------------------                                                      ------------------------------------------
AIM GLOBAL    AIM GLOBAL   PRO FORMA                                                      AIM GLOBAL     AIM GLOBAL    PRO FORMA
GOVERNMENT     INCOME      COMBINING                                                      GOVERNMENT       INCOME      COMBINING
INCOME FUND     FUND                                                                      INCOME FUND       FUND


                                           RETAIL (SPECIALTY)--0.88%
                                           Amazon.com, Inc., Conv. Deb., 4.75%,
 $        -    $   500,000   $   500,000   02/01/09 (Acquired 01/29/99; Cost           b  $         -   $   532,500   $   532,500
 ----------    -----------   -----------                                                  -----------   -----------   -----------

                                           CEX Holdings, Inc., Series B, Sr. Unsec.
          -        170,000       170,000   Gtd. Sub. Notes, 9.625%, 06/01/08                        -       184,450       184,450
 ----------    -----------   -----------                                                  -----------   -----------   -----------

                                           CSK Auto Inc., Series A, Sr. Gtd. Sub. Deb,
          -        130,000       130,000   11.00%, 11/01/06                                         -       134,550       134,550
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Neff Corp., Sr. Unsec. Gtd. Sub. Notes,
          -        840,000       840,000   10.25%, 06/01/08                                         -       814,800       814,800
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Rent-A-Center, Inc., Sr. Unsec. Gtd. Sub.
          -        350,000       350,000   Notes, 11.00%, 08/15/08                                  -       350,000       350,000
 ==========    ===========   ===========                                                  ===========   ===========   ===========
                                                                                                    -     2,016,300     2,016,300
 ==========    ===========   ===========                                                  ===========   ===========   ===========
                                           RETAIL (SPECIALTY-APPAREL)--0.06%
                                           J Crew Operating Corp., Sr. Sub. Notes,
          -        150,000       150,000   10.375%, 10/15/07                                        -       126,750       126,750
 ==========    ===========   ===========                                                  ===========   ===========   ===========

                                           SAVINGS & LOAN COMPANIES--0.39%
                                           Sovereign Bancorp, Inc., Medium Term Sub.
          -        600,000       600,000   Notes, 8.00%, 03/15/03                                   -       595,242       595,242
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Washington Mutual, Inc., Notes, 7.50%,
          -        290,000       290,000   08/15/06                                                 -       293,622       293,622
 ==========    ===========   ===========                                                  ===========   ===========   ===========
                                                                                                    -       888,864       888,864
 ==========    ===========   ===========                                                  ===========   ===========   ===========

                                           SERVICES (ADVERTISING/MARKETING)--0.09%
                                           MDC Communications Corp. (Canada), Sr.
                                           Unsec. Sub. Yankee Notes, 10.50%,
          -        200,000       200,000   12/01/06                                                 -       195,000       195,000
 ==========    ===========   ===========                                                  ===========   ===========   ===========

                                           SERVICES (COMMERCIAL & CONSUMER)--
                                           0.25%
                                           Hydrochem Industrial Service Co., Series B,
          -        150,000       150,000   Sr. Sec. Gtd. Sub. Notes, 10.375%, 08/01/07              -       131,250       131,250
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Laidlaw, Inc. (Canada), Unsec. Yankee Deb.,
          -        500,000       500,000   6.70%, 05/01/08                                          -       436,010       436,010
 ==========    ===========   ===========                                                  ===========   ===========   ===========
                                                                                                    -       567,260       567,260
 ==========    ===========   ===========                                                  ===========   ===========   ===========

                                           SERVICES (EMPLOYMENT)--0.11%
                                           MSX International, Inc., Sr. Unsec. Sub.
          -        260,000       260,000   Notes, 11.375%, 01/15/08                                 -       245,700       245,700
 ==========    ===========   ===========                                                  ===========   ===========   ===========

                                           SOVEREIGN DEBT--2.15%
                                           Province of Manitoba (Canada), Yankee
          -        550,000       550,000   Deb., 7.75%, 07/17/16                                    -       585,629       585,629
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Province of Quebec (Canada), Series A,
                                             Medium Term Putable Yankee Notes,
          -        500,000       500,000     5.735%, 03/02/26                                       -       497,670       497,670
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                             Medium Term Yankee Notes,
          -      1,000,000     1,000,000     6.29%, 03/06/26                                        -       993,710       993,710
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Republica Orient Uruguay (Uraguay), Unsec.
  3,000,000              -     3,000,000   Bonds, 7.875%, 07/15/27                          2,842,500             -     2,842,500
 ==========    ===========   ===========                                                  ===========   ===========   ===========
                                                                                            2,842,500     2,077,009     4,919,509
 ==========    ===========   ===========                                                  ===========   ===========   ===========

                                           TELECOMMUNICATIONS (CELLULAR/WIRELESS)--
                                           0.24%

                                           PageMart Wireless, Inc., Sr. Sub. Disc.
          -        600,000       600,000   Notes, 11.25%, 02/01/08                     f            -       189,000       189,000
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           US Unwired Inc., Sr. Disc. Notes, 13.375%,
                                           11/01/09 (Acquired 10/26/99; Cost
          -        700,000       700,000   $366,142)                                   bf           -       369,250       369,250
 ==========    ===========   ===========                                                  ===========   ===========   ===========
                                                                                                    -       558,250       558,250
 ==========    ===========   ===========                                                  ===========   ===========   ===========

                                           TELECOMMUNICATIONS (LONG DISTANCE)--
                                           1.58%
                                           Call-Net Enterprises, Inc. (Canada), Sr.
          -        330,000       330,000   Unsec. Disc. Yankee Notes, 8.94%, 08/15/08  e            -       196,350       196,350
 ----------    -----------   -----------                                                  -----------   -----------   -----------
          -        300,000       300,000   Centel Capital, Deb., 9.00%, 10/15/19                    -       342,225       342,225
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Econophone, Inc., Sr. Unsec. Notes, 13.50%,
          -        750,000       750,000   07/15/07                                                 -       781,875       781,875
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Esprit Telecom Group PLC (United
                                           Kingdom), Sr. Unsec. Yankee Notes,
          -        250,000       250,000   11.50%, 12/15/07                                         -       256,250       256,250
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           MCI Communications Corp., Putable Sr.
          -        650,000       650,000   Unsec. Deb., 7.125%, 06/15/27                            -       655,025       655,025
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Primus Telecommunications Group, Inc., Sr.
          -        750,000       750,000   Notes, 11.25%, 01/15/09                                  -       693,750       693,750
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Tele1 Europe B.V. (Netherlands), Sr. Unsec.
          -        500,000       500,000   Notes, 13.00%, 05/15/09                     c            -       497,500       497,500
 ----------    -----------   -----------                                                  -----------   -----------   -----------


          PRINCIPAL AMOUNT (a)                                                                            MARKET VALUE
------------------------------------                                                      ------------------------------------------
AIM GLOBAL    AIM GLOBAL   PRO FORMA                                                      AIM GLOBAL     AIM GLOBAL    PRO FORMA
GOVERNMENT     INCOME      COMBINING                                                      GOVERNMENT       INCOME      COMBINING
INCOME FUND     FUND                                                                      INCOME FUND       FUND

                                           Versatel Telecom B.V. (Netherlands), Sr.
 $        -    $   190,000   $   190,000   Notes, 13.25%, 05/15/08                        $         -   $   191,900   $   191,900
 ==========    ===========   ===========                                                  ===========   ===========   ===========
                                                                                                    -     3,614,875     3,614,875
 ==========    ===========   ===========                                                  ===========   ===========   ===========

                                           TELEPHONE--1.68%
                                           AT&T Canada Inc., Notes, 7.65%, 09/15/06
          -        370,000       370,000   (Acquired 09/15/99; Cost $369,123)          b            -       370,758       370,758
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Bell Atlantic Financial Services, Inc., Conv.
          -        500,000       500,000   Bonds, 4.25%, 09/15/05                                   -       528,806       528,806
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Esat Holdings Ltd. (Ireland), Sr. Yankee
          -        350,000       350,000   Notes, 12.50%, 02/01/07                     f            -       255,500       255,500
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           ICG Services, Inc., Sr. Unsec. Disc. Notes,
          -        600,000       600,000   10.00%, 02/15/08                            f            -       321,096       321,096
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Liberty Media Group, Bonds, 7.875%,
          -        400,000       400,000   07/15/09 (Acquired 06/30/99; Cost           b            -       398,910       398,910
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Logix Communications, Sr. Unsec. Notes,
          -        350,000       350,000   12.25%, 06/15/08                                         -       280,875       280,875
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           SBC Communications, Inc., Deb., 7.375%,
          -        500,000       500,000   07/15/43                                                 -       466,490       466,490
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Williams Communications Group, Inc., Sr.
          -        450,000       450,000   Unsec. Notes, 10.70%, 10/01/07                           -       469,125       469,125
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Worldwide Fiber, Inc. (Canada), Sr. Notes,
          -        530,000       530,000     12.00%, 08/01/09                          c            -       532,650       532,650
 ----------    -----------   -----------                                                  -----------   -----------   -----------
          -        230,000       230,000     12.50%, 12/15/05                                       -       235,750       235,750
 ==========    ===========   ===========                                                  ===========   ===========   ===========
                                                                                                    -     3,859,960     3,859,960
 ==========    ===========   ===========                                                  ===========   ===========   ===========

                                           TRUCKERS--0.13%
                                           Travelcenters of America, Inc., Sr. Unsec.
          -        290,000       290,000   Gtd. Sub. Deb., 10.25%, 04/01/07                         -       286,375       286,375
 ==========    ===========   ===========                                                  ===========   ===========   ===========

                                           WASTE MANAGEMENT--0.78%
          -        350,000       350,000   Browning-Ferris, Deb., 9.25%, 05/01/21                   -       302,750       302,750
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           Waste Management Inc., Sr. Unsec. Notes,
          -        525,000       525,000     7.125%, 10/01/09                                       -       447,258       447,258
 ----------    -----------   -----------                                                  -----------   -----------   -----------
          -        190,000       190,000     7.125%, 12/15/17                                       -       145,263       145,263
 ----------    -----------   -----------                                                  -----------   -----------   -----------
                                           WMX Technologies, Inc., Unsec. Putable
          -        980,000       980,000   Notes, 7.10%, 08/01/26                                   -       897,327       897,327
 ==========    ===========   ===========                                                  ===========   ===========   ===========
                                                                                                    -     1,792,598     1,792,598
 ==========    ===========   ===========                                                  ===========   ===========   ===========

                                           Total U.S. Dollar Denominated Bonds &
                                           Notes (Cost $68,160,294)                         8,972,416    54,413,221    63,385,637
 ==========    ===========   ===========                                                  ===========   ===========   ===========


          PRINCIPAL AMOUNT (h)
------------------------------------
AIM GLOBAL    AIM GLOBAL   PRO FORMA
GOVERNMENT     INCOME      COMBINING
INCOME FUND     FUND

                                            NON-U.S. DOLLAR
                                            DENOMINATED BONDS &
                                            NOTES--46.71%
                                            AUSTRALIA--1.62%
                                            KFW International Finance (Investment
                                            Banking/Brokerage), Gtd. Unsec. Unsub.
  3,100,000              -   3,100,000 AUD  Bonds, 7.25%, 07/16/07                           1,987,002             -     1,987,002
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            New South Wales Treasury Corp. (Sovereign
          -      1,320,000   1,320,000 AUD  Debt), Gtd. Notes, 7.00%, 04/01/04                       -       856,995       856,995
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            State Bank New South Wales (Banks-Major
                                            Regional), Series E, Medium Term Sr.
          -      1,300,000   1,300,000 AUD  Unsec. Gtd. Notes, 8.625%, 08/20/01                      -       862,743       862,743
 ==========    ===========   =============                                                 ===========   ===========   ===========
                                                                                             1,987,002     1,719,738     3,706,740
 ==========    ===========   =============                                                 ===========   ===========   ===========

                                            CANADA--5.83%
                                            B.C. Generic Residual (Sovereign Debt),
          -        150,000     150,000 CAD  Deb., 13.88%, 06/21/04                     e             -        76,004        76,004
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            Bank of Montreal (Banks-Money Center),
          -        300,000     300,000 CAD  Sub. Deb., 7.92%, 07/31/12                               -       216,435       216,435
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            Bell Mobility Cellular (Telecommunications-
          -        750,000     750,000 CAD  (Cellular/Wireless), Deb., 6.55%, 06/02/08               -       492,805       492,805
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            British Columbia Municipal Finance
                                            Authority (Sovereign Debt), Bonds, 7.75%,
          -        500,000     500,000 CAD  12/01/05                                                 -       362,997       362,997
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            Canadian Government Bonds, (Sovereign
  7,520,000              -   7,520,000 CAD  Debt), 6.00%, 06/01/08                           5,092,848             -     5,092,848
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            Canadian Oil Debco Inc. (Oil & Gas-
                                            Exploration & Production), Deb., 11.00%,
          -        450,000     450,000 CAD  10/31/00                                                 -       317,870       317,870
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            Canadian Pacific Ltd., (Railroads), Unsec.
                                            Medium Term Disc. Notes, 5.85%, 03/30/09
          -      1,000,000   1,000,000 CAD  (Acquired 03/24/99; Cost $661,416)         bf  $         -   $   634,015  $    634,015
 ----------    -----------   -------------                                                 -----------   -----------   -----------

          PRINCIPAL AMOUNT (a)                                                                            MARKET VALUE
------------------------------------                                                        ---------------------------------------
AIM GLOBAL    AIM GLOBAL   PRO FORMA                                                        AIM GLOBAL    AIM GLOBAL    PRO FORMA
GOVERNMENT     INCOME      COMBINING                                                        GOVERNMENT      INCOME      COMBINING
INCOME FUND     FUND                                                                        INCOME FUND      FUND


                                               Clearnet Communications Inc.
                                               (Telecommunications- Cellular/Wireless), Sr.
                                               Disc. Notes,
            -    1,100,000      1,100,000 CAD  11.75%, 08/13/07                           f           -       524,859       524,859
-------------  -----------  -----------------                                               -----------   -----------   -----------
            -    1,200,000      1,200,000 CAD  10.40%, 05/15/08                           f           -       507,369       507,369
-------------  -----------  -----------------                                               -----------   -----------   -----------
            -    1,300,000      1,300,000 CAD  Sr. Unsec. Disc. Notes, 10.75%, 02/15/09   f           -       509,916       509,916
-------------  -----------  -----------------                                               -----------   -----------   -----------
                                               GMAC Canada Ltd. (Financial Diversified),
                                               Sr. Unsec. Gtd. Unsub. Notes, 6.50%,
            -      450,000        450,000 GBP  03/23/04                                               -       718,447       718,447
-------------  -----------  -----------------                                               -----------   -----------   -----------
                                               Loblaw Co. Ltd. (Retail-Food Chains),
            -      750,000        750,000 CAD  Unsec. Medium Term Disc. Notes, 6.45%,                 -       460,896       460,896
-------------  -----------  -----------------                                               -----------   -----------   -----------
                                               Molson Breweries Co. Ltd. (Beverages-
                                               Alcoholic), Unsec. Unsub. Notes, 6.00%,
            -      700,000        700,000 CAD  06/02/08                                               -       453,605       453,605
-------------  -----------  -----------------                                               -----------   -----------   -----------
                                               NAV Canada (Services-Commercial &
            -    1,000,000      1,000,000 CAD  Consumer), Bonds, 7.40%, 06/01/27                      -       730,551       730,551
-------------  -----------  -----------------                                               -----------   -----------   -----------
                                               Poco Petroleums Ltd. (Oil & Gas-
            -      750,000        750,000 CAD  Exploration & Production), Unsec. Deb.,                -       484,961       484,961
-------------  -----------  -----------------                                               -----------   -----------   -----------
                                               Province of Ontario (Sovereign Debt), Sr.
            -    1,500,000      1,500,000 NZD  Unsec. Unsub. Notes, 6.25%, 12/03/08                   -       672,945       672,945
-------------  -----------  -----------------                                               -----------   -----------   -----------
                                               Telegobe Canada, Inc. (Telephone), Unsec.
            -      650,000        650,000 CAD  Deb., 8.35%, 06/20/03                                  -       453,958       453,958
-------------  -----------  -----------------                                               -----------   -----------   -----------
                                               TransCanada Pipelines (Natural Gas), Series
            -      375,000        375,000 CAD  Q, Deb., 10.625%, 10/20/09                             -       318,211       318,211
-------------  -----------  -----------------                                               -----------   -----------   -----------
                                               Westcoast Energy, Inc. (Natural Gas), Series
            -      500,000        500,000 CAD  V, Unsec. Deb., 6.45%, 12/18/06                        -       335,635       335,635
=============  ===========  =================                                               ===========   ===========   ===========
                                                                                              5,092,848     8,271,479    13,364,327
=============  ===========  =================                                               ===========   ===========   ===========

                                               DENMARK--4.05%
                                               Kingdom of Denmark (Sovereign Debt),
                                               Bonds,
            -    6,150,000      6,150,000 DKK    7.00%, 12/15/04                                      -       940,928       940,928
-------------  -----------  -----------------                                               -----------   -----------   -----------
   53,300,000            -     53,300,000 DKK    7.00%, 11/10/24                              8,345,569             -     8,345,569
=============  ===========  =================                                               ===========   ===========   ===========
                                                                                              8,345,569       940,928     9,286,497
=============  ===========  =================                                               ===========   ===========   ===========

                                               GERMANY--8.17%
                                               Bundesrepublik Deutschland (Sovereign
            -      810,000        810,000 EUR    Series 92 Bonds, 7.25%, 10/21/02                     -       921,185       921,185
-------------  -----------  -----------------                                               -----------   -----------   -----------
   14,650,000            -     14,650,000 EUR    Bonds, 6.00%, 01/05/06                      16,246,489             -    16,246,489
-------------  -----------  -----------------                                               -----------   -----------   -----------
                                               Hypovereins Finance N.V. (Banks-Major
                                               Regional), Gtd. Series E, Medium Term
            -      250,000        250,000 DEM  Notes, 6.00%, 03/12/07                                 -       134,974       134,974
-------------  -----------  -----------------                                               -----------   -----------   -----------
                                               International Bank for Reconstruction &
                                               Development (Banks-Money Center), Unsec.
            -    1,400,000      1,400,000 DEM  Deb., 7.125%, 04/12/05                                 -       826,494       826,494
-------------  -----------  -----------------                                               -----------   -----------   -----------
                                               Treuhandanstalt (Sovereign Debt), Gtd.
            -      560,000        560,000 EUR  Notes, 6.00%, 11/12/03                                 -       618,697       618,697
=============  ===========  =================                                               ===========   ===========   ===========
                                                                                             16,246,489     2,501,350    18,747,839
=============  ===========  =================                                               ===========   ===========   ===========

                                               GREECE--4.44%
                                               Hellenic Republic (Sovereign Debt), Bonds,
2,210,000,000            -  2,210,000,000 GRD    9.20%, 03/21/02                              7,223,898             -     7,223,898
-------------  -----------  -----------------                                               -----------   -----------   -----------
               333,000,000    333,000,000 GRD    6.60%, 01/15/04                                      -     1,032,847     1,032,847
-------------  -----------  -----------------                                               -----------   -----------   -----------
  550,000,000            -    550,000,000 GRD    8.80%, 06/19/07                              1,914,372             -     1,914,372
=============  ===========  =================                                               ===========   ===========   ===========
                                                                                              9,138,270     1,032,847    10,171,117

                                               ITALY--6.24%
                                               Buoni Poliennali del Tesoro,
    4,890,000            -      4,890,000 EUR    Deb., 8.50%, 01/01/04                        5,817,747             -     5,817,747
-------------  -----------  -----------------                                               -----------   -----------   -----------
    7,000,000            -      7,000,000 EUR    Bonds, 7.25%, 11/01/26                       8,503,343             -     8,503,343
=============  ===========  =================                                               ===========   ===========   ===========
                                                                                             14,321,090             -    14,321,090
=============  ===========  =================                                               ===========   ===========   ===========

          PRINCIPAL AMOUNT (a)                                                                            MARKET VALUE
------------------------------------                                                       -----------------------------------------
AIM GLOBAL    AIM GLOBAL   PRO FORMA                                                       AIM GLOBAL     AIM GLOBAL    PRO FORMA
GOVERNMENT     INCOME      COMBINING                                                       GOVERNMENT       INCOME      COMBINING
INCOME FUND     FUND                                                                       INCOME FUND       FUND


                                            NETHERLANDS--1.79%
                                            Dresdner Finance B.V. (Banks-Major
                                            Regional), Series 11 Floating Rate Gtd.
          -      1,000,000   1,000,000 EUR  Notes, 3.072%, 07/30/03                        $         -   $ 1,047,839   $ 1,047,839
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            KPNQWest B.V. (Telecommunications-Long
                                            Distance), Sr. Unsec. Notes, 7.125%,
                                            06/01/09 (Acquired 05/25/99; Cost
          -      1,000,000   1,000,000 EUR  $1,051,124)                                b             -     1,019,104     1,019,104
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            Mannesmann Finance B.V. (Machinery
                                            Diversified), Gtd. Unsec. Unsub. Notes,
          -        900,000     900,000 EUR  4.75%, 05/27/09                                          -       843,286       843,286
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            Prudential Financial B.V. (Investment
                                            Banking/Brokerage), Sr. Unsec. Gtd. Bonds,
          -        400,000     400,000 GBP  9.375%, 06/04/07                                         -       749,353       749,353
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            SPT Telecom A.S. (Telecommunications-
                                            Long Distance), Gtd. Unsec. Unsub. Notes,
          -        275,000     275,000 DEM  5.125%, 05/07/03                                         -       147,120       147,120
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            Tecnost International Finance N.V.
                                            (Financial-Diversified), Series E Medium
          -        290,000     290,000 EUR  Term Gtd. Notes, 6.125%, 07/30/09                        -       297,125       297,125
 ==========    ===========   =============                                                 ===========   ===========   ===========
                                                                                                     -     4,103,827     4,103,827
 ==========    ===========   =============                                                 ===========   ===========   ===========

                                            NEW ZEALAND--0.99%
                                            Inter-American Development Bank, (Banks-
                                            Money Center), Unsec. Bonds, 5.75%,
          -      2,000,000   2,000,000 NZD  04/15/04                                                 -       951,163       951,163
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            International Bank for Reconstruction &
                                            Development (Banks-Money Center),
          -        750,000     750,000 NZD    Sr. Unsec. Notes, 6.77%, 08/20/07        e             -       209,131       209,131
 ----------    -----------   -------------                                                 -----------   -----------   -----------
          -        800,000     800,000 NZD    Unsec. Notes, 5.50%, 04/15/04                          -       378,406       378,406
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            New Zealand Government (Sovereign Debt),
                                            Bonds,
          -        675,000     675,000 NZD    10.00%, 03/15/02                                       -       369,771       369,771
 ----------    -----------   -------------                                                 -----------   -----------   -----------
          -        675,000     675,000 NZD    8.00%, 04/15/04                                        -       357,696       357,696
 ==========    ===========   =============                                                 ===========   ===========   ===========
                                                                                                     -     2,266,167     2,266,167
 ==========    ===========   =============                                                 ===========   ===========   ===========

                                            SWEDEN--0.85%
                                            AB Spintab (Banks-Regional), Series 161,
          -      6,700,000   6,700,000 SEK  Unsec. Deb., 7.50%, 06/15/04                             -       861,443       861,443
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            Stadshypotek A.B. (Banks-Regional), Series
          -     10,000,000  10,000,000 SEK  1562, Notes, 3.50%, 09/15/04                             -     1,086,187     1,086,187
 ==========    ===========   =============                                                 ===========   ===========   ===========
                                                                                                           1,947,630     1,947,630
 ==========    ===========   =============                                                 ===========   ===========   ===========

                                            SWITZERLAND--6.31%
                                            UBS Jersey (Financial-Diversified), Sub.
  8,200,000              -   8,200,000 GBP  Bonds, 8.75%, 06/20/05                          14,475,660             -    14,475,660
 ==========    ===========   =============                                                 ===========   ===========   ===========

                                            UNITED KINGDOM--6.19%
                                            Airtours PLC (Services-Commercial &
                                            Consumer), Conv. Sub. Notes, 5.75%,
          -        299,000     299,000 GBP  01/05/04 (Acquired 12/09/98; Cost          b             -       452,874       452,874
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            Lloyds Bank PLC (Banks-Major Regional),
          -      1,500,000   1,500,000 DEM  Sub. Notes, 5.25%, 07/14/08                              -       771,334       771,334
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            Merrill Lynch & Co. (Investment
                                            Banking/Brokerage), Sr. Unsec. Unsub.
          -        245,000     245,000 GBP  Notes, 7.375%, 12/17/07                                  -       408,554       408,554
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            National Power PLC (Electric Companies),
          -        800,000     800,000 AUD  Sr. Unsec. Unsub. Bonds, 8.00%, 02/21/07                 -       512,359       512,359
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            National Westminster Bank PLC (Banks-
                                            Money Center), Series E, Medium Term
          -        210,000     210,000 EUR  Unsec. Unsub. Notes, 5.125%, 06/30/11                    -       200,584       200,584
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            Scotia Holdings PLC (Health Care-Drugs-
                                            Generic & Other), Conv. Unsec. Unsub.
          -        650,000     650,000 GBP  Notes, 8 50%, 03/26/02                                   -       917,237       917,237
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            Sutton Bridge Financial Ltd. (Financial-
                                            Diversified), Gtd. Eurobonds, 8.625%,
          -        450,000     450,000 GBP  06/30/22                                                 -       845,032       845,032
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            TeleWest Communications PLC
                                            (Broadcasting-Television, Radio & Cable),
          -        400,000     400,000 GBP  Sr. Unsec. Notes, 5.25%, 02/19/07                        -       651,844       651,844
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            Union Bank Switzerland London, (Banks-
                                            Major Regional), Unsec. Sub. Notes,
          -        600,000     600,000 GBP  7.375%, 11/26/04                                         -     1,000,628     1,000,628
 ----------    -----------   -------------                                                 -----------   -----------   -----------
                                            United Kingdom Treasury (Sovereign Debt),
  4,190,000              -   4,190,000 GBP  Gtd. Bonds, 9.00%, 10/13/08                      8,425,473             -     8,425,473
 ==========    ===========   =============                                                 ===========   ===========   ===========
                                                                                             8,425,473     5,760,446    14,185,919
 ==========    ===========   =============                                                 ===========   ===========   ===========

          PRINCIPAL AMOUNT (a)                                                                            MARKET VALUE
------------------------------------                                                     ----------------------------------------
AIM GLOBAL    AIM GLOBAL   PRO FORMA                                                     AIM GLOBAL     AIM GLOBAL    PRO FORMA
GOVERNMENT     INCOME      COMBINING                                                     GOVERNMENT       INCOME      COMBINING
INCOME FUND     FUND                                                                     INCOME FUND       FUND


                                           UNITED STATES OF AMERICA--0.23%
                                           AT&T Canada, Inc. (Telephone), Sr. Unsec.
        -         800,000   800,000 CAD    Notes, 7.15%, 09/23/04                        $        -     $   537,070    $   537,070
=========     ===========   ===========                                                  ==========     ===========    ===========

                                           Total Non-U.S. Dollar Denominated Bonds
                                           & Notes (Cost $116,588,288)                   78,032,401      29,081,482    107,113,883
=========     ===========   ===========                                                  ==========     ===========    ===========


             SHARES
------------------------------------
AIM GLOBAL    AIM GLOBAL   PRO FORMA
GOVERNMENT     INCOME      COMBINING
INCOME FUND     FUND

                                           COMMON STOCKS &
                                           OTHER EQUITY
                                           INTERESTS--0.65%
                                           Banks (Major Regional)--0.03%
        -             350           350    Societe Generale (France)                              -          76,221         76,221
=========     ===========   ===========                                                   =========     ===========    ===========

                                           BANKS (REGIONAL)--0.53%
                                           First Republic Capital Corp., Series A-Pfd.
        -             750           750    (Acquired 05/26/99; Cost $750,000)           b         -         746,250        746,250
---------     -----------   -----------                                                   ---------     -----------    -----------
                                           Westpac Banking Corp. STRYPES Trust-
        -          16,000        16,000    $3.135 Conv. Pfd.                                      -         480,000        480,000
=========     ===========   ===========                                                   =========     ===========    ===========
                                                                                                  -       1,226,250      1,226,250
=========     ===========   ===========                                                   =========     ===========    ===========

                                           BROADCASTING (TELEVISION, RADIO & CABLE)--
                                           0.00%
                                           Knology Holdings, Inc.-Wts., expiring
        -             700           700    10/15/07                               i               -           1,575          1,575
---------     -----------   -----------                                                   ---------     -----------    -----------
        -             150           150    Wireless One, Inc.-Wts., expiring 10/19/00   i         -               -              -
=========     ===========   ===========                                                   =========     ===========    ===========
                                                                                                  -           1,575          1,575
=========     ===========   ===========                                                   =========     ===========    ===========
                                           ELECTRICAL EQUIPMENT--0.00%
                                           Electronic Retailing Systems International,
        -             290           290    Inc.-Wts., expiring 02/01/04                 i         -             290            290
=========     ===========   ===========                                                   =========     ===========    ===========

                                           HEALTH CARE (DRUGS-GENERIC & OTHER)--
                                           0.03%
        -           2,607         2,607    Glaxo Wellcome PLC (United Kingdom)                    -          76,980         76,980
=========     ===========   ===========                                                   =========     ===========    ===========

                                           PERSONAL CARE--0.00%
                                           IHF Capital, Inc., Series I-Wts., expiring
        -              70            70    11/14/99                                     i         -              35             35
=========     ===========   ===========                                                   =========     ===========    ===========


                                           TELECOMMUNICATIONS (CELLULAR/WIRELESS)--
                                           0.01%
                                           Clearnet Communications Inc.-Wts.
        -             330           330    (Canada), expiring 09/15/05                  i         -           4,290          4,290
---------     -----------   -----------                                                   ---------     -----------    -----------
                                           Loral Space & Communications, Ltd.-Wts.,
        -             420           420    expiring 01/15/07                            i         -           4,095          4,095
=========     ===========   ===========                                                   =========     ===========    ===========
                                                                                                  -           8,385          8,385
=========     ===========   ===========                                                   =========     ===========    ===========

                                           TELECOMMUNICATIONS (LONG DISTANCE)--
                                           0.03%
                                           Tele1 Europe B.V.-Wts. (Netherlands),
        -             500           500    expiring 05/15/09                            i         -          40,125         40,125
---------     -----------   -----------                                                   ---------     -----------    -----------
                                           Versatel Telecom B.V.-Wts. (Netherlands),
        -             190           190    expiring 05/15/08                            i         -          27,597         27,597
=========     ===========   ===========                                                   =========     ===========    ===========
                                                                                                  -          67,722         67,722

                                           TELEPHONE--0.02%
                                           Esat Holdings Ltd.-Wts. (Ireland), expiring
        -             350           350    02/01/07                                     i         -          25,375         25,375
---------     -----------   -----------                                                   ---------     -----------    -----------
                                           Intermedia Communications, Inc-Wts.,
        -             150           150    expiring 06/01/00                            i         -          13,763         13,763
=========     ===========   ===========                                                   =========     ===========    ===========
                                                                                                  -          39,138         39,138
=========     ===========   ===========                                                   =========     ===========    ===========
                                           Total Common Stocks & Other Equity
                                           Interests (Cost $1,339,360)                            -       1,496,596      1,496,596
=========     ===========   ===========                                                   =========     ===========    ===========

          PRINCIPAL AMOUNT (a)                                                                            MARKET VALUE
------------------------------------                                                        ---------------------------------------
AIM GLOBAL    AIM GLOBAL   PRO FORMA                                                        AIM GLOBAL    AIM GLOBAL    PRO FORMA
GOVERNMENT     INCOME      COMBINING                                                        GOVERNMENT      INCOME      COMBINING
INCOME FUND     FUND                                                                        INCOME FUND      FUND


                                               MORTGAGED BACKED
                                               NOTES--2.94%
                                               Denmark--2.94%
                                               Realkredit Danmark A/S (Banking), 6.00%,
$  50,414,000  $         -  $   50,414,000     10/01/26 (Cost $7,313,393)                   $ 6,748,531   $         -   $ 6,748,531
=============  ===========  ==============                                                  ===========   ===========   ===========

                                               ASSET-BACKED
                                               SECURITIES--4.47%
                                               BANKS (MONEY CENTER)--1.52%
                                               First USA Credit Card Master Trust, Sub.
                                               Series 1998-3 C Floating Rate Notes,
    3,500,000            -       3,500,000     5.356%, 02/18/04                          j    3,481,953             -     3,481,953
=============  ===========  ==============                                                  ===========   ===========   ===========

                                               REAL ESTATE INVESTMENT TRUST--0.79%
                                               Sub. Series 1999-2 B Notes, 8.50%,
    2,000,000            -       2,000,000     04/25/29                                  j    1,818,437             -     1,818,437
=============  ===========  ==============                                                  ===========   ===========   ===========

                                               RETAIL (HOME SHOPPING)--2.16%
                                               Fingerhut Master Trust, Sub. Series 1998-1
    5,000,000            -       5,000,000     C Floating Rate Notes, 5.738%, 02/15/05   j    4,958,594             -     4,958,594
=============  ===========  ==============                                                  ===========   ===========   ===========
                                               Total Asset-Backed Securities
                                               (Cost $10,257,846)                            10,258,984             -    10,258,984
=============  ===========  ==============                                                  ===========   ===========   ===========

                                               U.S. GOVERNMENT
                                               AGENCY SECURITIES--
                                               6.10%
                                               FEDERAL HOME LOAN MORTGAGE CORP.
                                               ( "FHLMC ")--0.44%
                                               Pass Through Ctfs.,
      971,355            -         971,355       8.50%, 03/01/10                              1,007,470             -     1,007,470
=============  ===========  ==============                                                  ===========   ===========   ===========

                                               FEDERAL NATIONAL MORTGAGE ASSOCIATION
                                               ( "FNMA ")--5.66%
                                               Pass Through Ctfs.-TBA,
    8,500,000            -       8,500,000       7.50%, 11/01/29                         k    8,502,635             -     8,502,635
S------------  -----------  --------------                                                  -----------   -----------   -----------
                                               Sr. Unsub. Notes,
    7,300,000            -   7,300,000 AUD       6.375%, 08/15/07                             4,488,457             -     4,488,457
=============  ===========  ==============                                                  ===========   ===========   ===========
                                                                                             12,991,092             -    12,991,092
=============  ===========  ==============                                                  ===========   ===========   ===========

                                               Total U.S. Government Agency Securities
                                               (Cost $14,779,756)                            13,998,562             -    13,998,562
=============  ===========  ==============                                                  ===========   ===========   ===========

                                               U.S. TREASURY
                                               SECURITIES--5.43%
                                               U.S. TREASURY BONDS--4.67%
   10,750,000            -      10,750,000     6.375%, 08/15/27                          l   10,720,760             -    10,720,760
=============  ===========  ==============                                                  ===========   ===========   ===========

                                               U.S. TREASURY NOTES--0.76%
    1,800,000            -       1,800,000     5.63%, 05/15/08                                1,737,378             -     1,737,378
=============  ===========  ==============                                                  ===========   ===========   ===========

                                               Total U.S. Treasury Securities
                                               (Cost $12,937,328)                            12,458,138             -    12,458,138
=============  ===========  ==============                                                  ===========   ===========   ===========

             SHARES
------------------------------------
AIM GLOBAL    AIM GLOBAL   PRO FORMA
GOVERNMENT     INCOME      COMBINING
INCOME FUND     FUND


                                            MONEY MARKET FUNDS--
                                            4.51%
4,587,352     588,479      5,175,831        STIC Liquid Assets Portfolio        m          4,587,352         588,479      5,175,831
---------     -------      ---------                                                  ==============    ============    ===========
4,587,352     588,479      5,175,831        STIC Prime Portfolio                m          4,587,352         588,479      5,175,831
---------     -------      ---------                                                  ==============    ============    ===========
                                            Total Money Market Funds
                                            (Cost $10,351,662)                             9,174,704       1,176,958     10,351,662
                                                                                      ==============    ============    ===========
                                            TOTAL INVESTMENTS--98.46%
                                            (Cost $241,727,927)                          139,643,736      86,168,257    225,811,993
                                                                                      ==============    ============    ===========
                                            OTHER ASSETS LESS LIABILITIES--1.54%           2,323,523       1,214,655      3,538,178
                                                                                      ==============    ============    ===========
                                            NET ASSETS--100.00%                       $  141,967,259    $ 87,382,912    229,350,171
                                                                                      ==============    ============    ===========

Abbreviations:

AUD        - Australian Dollar
CAD        - Canadian Dollar
Conv.      - Convertible
Ctfs.      - Certificates
Deb.       - Debentures
DEM        - German Deutschmark
Disc.      - Discounted
DKK        - Danish Krone
EUR        - Euro
GBP        - British Pound Sterling
GRD        - Greek Drachma
Gtd.       - Guaranteed
NZD        - New Zealand Dollar
Pfd.       - Preferred
PRIDES     - Preferred Redemption Increase Dividend Equity Security
Sec.       - Secured
SEK        - Swedish Krona
Sr.        - Senior
STRYPES    - Structured Yield Product Exchangeable for Stock
Sub.       - Subordinated
TBA        - To Be Announced
Unsec.     - Unsecured
Unsub.     - Unsubordinated
USD        - U.S. Dollar
Wts.       - Warrants

Notes to Schedule of Investments

(a)  Principal Amount is in U.S. Dollars, except as indicated by note (h).
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees/Directors. The aggregate market value of these securities at 10/31/99 was $6,460,234 which represented 7.42% of the Fund's net assets.
(c) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(d)  Non-income producing security.
(e) Discounted bond at purchase. Interest rate shown represent the coupon rate at which the bond will accrue at a specified future date.
(f) Defaulted security. Currently, the issue is in default with respect to interest payments.
(g) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(h) Foreign denominated security. Par value and coupon are denominated in currency indicated.
(i) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j)  The coupon rate shown on floating rate note represents rate at period end.
(k) Security purchased on a forward commitment basis. These securities are subject to dollar roll transactions.
(l) The principal amount was pledged as collateral to cover securities purchased on a forward commitment basis.
(m)  The money market fund has the same investment advisor as the Fund.


 See Accompanying Notes to Pro Forma Financial Statements.

                             AIM GLOBAL INCOME FUND
                        AIM GLOBAL GOVERNMENT INCOME FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999
                                   (UNAUDITED)



                                                                                    AIM GLOBAL
                                                                                    GOVERNMENT       AIM GLOBAL        PRO FORMA
                                                                                    INCOME FUND      INCOME FUND       COMBINING
                                                                                   --------------   --------------   --------------

ASSETS:
Investments, at market value                                                       $  139,643,736   $   86,168,257   $  225,811,993
     (cost $150,474,974-AIM Global Government Income Fund)
     (cost $91,252,953-AIM Global Income Fund)
     (cost $241,727,927-Pro Forma Combining)
                                                                                   --------------   --------------   --------------
Foreign currencies, at value                                                            8,143,813           18,464        8,162,277
     (cost $7,789,654-AIM Global Government Income Fund)
     (cost $18,242-AIM Global Income Fund)
     (cost $7,807,896-Pro Forma Combining)
                                                                                   --------------   --------------   --------------
Receivables for:
                                                                                   --------------   --------------   --------------
   Investments sold                                                                            --          764,818          764,818
                                                                                   --------------   --------------   --------------
   Foreign currency contracts                                                                  --            4,248            4,248
                                                                                   --------------   --------------   --------------
   Fund shares/Capital stock sold                                                         213,493           85,861          299,354
                                                                                   --------------   --------------   --------------
   Dividends and interest                                                               3,282,169        2,088,500        5,370,669
                                                                                   --------------   --------------   --------------
Investment for deferred compensation plan                                                      --           20,023           20,023
                                                                                   --------------   --------------   --------------
Other assets                                                                                8,228           13,214           21,442
                                                                                   ==============   ==============   ==============
          Total assets                                                                151,291,439       89,163,385      240,454,824
                                                                                   ==============   ==============   ==============
LIABILITIES:
Payables for:
   Investments purchased                                                                8,524,792        1,059,968        9,584,760
                                                                                   --------------   --------------   --------------
   Fund shares/Capital stock reacquired                                                   407,460          478,062          885,522
                                                                                   --------------   --------------   --------------
   Dividends                                                                                   --          101,464          101,464
                                                                                   --------------   --------------   --------------
   Deferred compensation                                                                       --           20,023           20,023
                                                                                   --------------   --------------   --------------
   Foreign currency contracts                                                              20,290               --           20,290
                                                                                   --------------   --------------   --------------
Accrued accounting/administrative service fees                                              4,247            4,247            8,494
                                                                                   --------------   --------------   --------------
Accrued advisory fees                                                                      86,440               --           86,440
                                                                                   --------------   --------------   --------------
Accrued trustees'/directors' fees                                                           2,483              617            3,100
                                                                                   --------------   --------------   --------------
Accrued distribution fees                                                                  92,478           55,603          148,081
                                                                                   --------------   --------------   --------------
Accrued transfer agent fees                                                                23,368           26,401           49,769
                                                                                   --------------   --------------   --------------
Accrued operating expenses                                                                162,622           34,088          196,710

          Total liabilities                                                             9,324,180        1,780,473       11,104,653
                                                                                   ==============   ==============   ==============
Net assets applicable to shares outstanding                                           141,967,259       87,382,912      229,350,171
                                                                                   ==============   ==============   ==============
NET ASSETS:

Class A                                                                            $   85,669,094   $   51,076,640   $  136,951,878
                                                                                   ==============   ==============   ==============
Advisor Class                                                                             206,144               --               --
                                                                                   ==============   ==============   ==============
Class B                                                                                55,849,297       34,422,767       90,272,064
                                                                                   ==============   ==============   ==============
Class C                                                                                   242,724        1,883,505        2,126,229
                                                                                   ==============   ==============   ==============

Capital stock/Fund shares, $0.01 par value per share AIM Global Government
Income Fund: Capital stock/Fund shares, $0.001 par value per share AIM Global
Income Fund: Class A:
   Authorized                                                                                  --      200,000,000      200,000,000
                                                                                   --------------   --------------   --------------
   Outstanding                                                                         10,462,287        5,255,715       14,092,362
                                                                                   ==============   ==============   ==============
Advisor Class:
   Authorized                                                                                  --               --               --
                                                                                   --------------   --------------   --------------
   Outstanding                                                                             25,070               --               --
                                                                                   ==============   ==============   ==============
Class B:
   Authorized                                                                                  --      200,000,000      200,000,000
                                                                                   --------------   --------------   --------------
   Outstanding                                                                          6,821,145        3,543,063        9,290,509
                                                                                   ==============   ==============   ==============
Class C:
   Authorized                                                                                  --      200,000,000      200,000,000
                                                                                   --------------   --------------   --------------
   Outstanding                                                                             29,660          193,937          218,923
                                                                                   ==============   ==============   ==============
Class A:
   Net asset value and redemption price per share                                  $         8.19   $         9.72   $         9.72
                                                                                   --------------   --------------   --------------
   Offering price per share:
      (Net asset value of $8.19 / 95.25%-AIM Global Government Income Fund)
      (Net asset value of $9.72 / 95.25%-AIM Global Income Fund)                   $         8.60   $        10.20   $        10.20
                                                                                   ==============   ==============   ==============
Advisor Class:
   Net asset value and offering price per share                                    $         8.22   $           --               --
                                                                                   ==============   ==============   ==============
Class B:
   Net asset value and offering price per share                                    $         8.19   $         9.72   $         9.72
                                                                                   ==============   ==============   ==============
Class C:
   Net asset value and offering price per share                                    $         8.18   $         9.71   $         9.71
                                                                                   ==============   ==============   ==============


See Accompanying Notes to Pro Forma Combining Financial Statements.

                               AIM GLOBAL INCOME FUND
                          AIM GLOBAL GOVERNMENT INCOME FUND
                     PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED OCTOBER 31, 1999
                                     (UNAUDITED)


                                                                      AIM GLOBAL
                                                                      GOVERNMENT      AIM GLOBAL                       PRO FORMA
                                                                      INCOME FUND     INCOME FUND     ADJUSTMENTS      COMBINING
                                                                      ------------    ------------    ------------    ------------

INVESTMENT INCOME:
Interest                                                              $ 10,916,810    $  7,761,097    $         --    $ 18,677,907
                                                                      ------------    ------------    ------------    ------------

Dividends                                                                    9,622          64,902              --          74,524
     (net of $0 foreign withholding tax-AIM Global Government Fund)
     (net of $476 foreign withholding tax-AIM Global Income Fund)
                                                                      ------------    ------------    ------------    ------------
Securities lending income                                                   38,923              --              --          38,923
                                                                      ============    ============    ============    ============
          Total investment income                                       10,965,355       7,825,999              --      18,791,354
                                                                      ============    ============    ============    ============

EXPENSES:

Advisory and administration fees                                         1,272,103         703,524         (43,347)      1,932,280
                                                                      ------------    ------------    ------------    ------------
Accounting/administrative services fees                                     55,858          66,799         (47,436)         75,221
                                                                      ------------    ------------    ------------    ------------
Custodian fees                                                              83,324          48,756              --         132,080
                                                                      ------------    ------------    ------------    ------------
Distribution fees - Class A                                                363,720         300,260         158,222         822,202
                                                                      ------------    ------------    ------------    ------------
Distribution fees - Class B                                                710,164         385,265              --       1,095,429
                                                                      ------------    ------------    ------------    ------------
Distribution fees - Class C                                                  1,320          19,247              --          20,567
                                                                      ------------    ------------    ------------    ------------
Interest expense                                                            62,649              --         (62,649)             --
                                                                      ------------    ------------    ------------    ------------
Printing fees                                                              215,029          49,027        (142,213)        121,843
                                                                      ------------    ------------    ------------    ------------
Transfer agent fees - Class A                                              140,477         114,393             633         255,503
                                                                      ------------    ------------    ------------    ------------
Transfer agent fees - Advisor Class                                            633              --            (633)             --
                                                                      ------------    ------------    ------------    ------------
Transfer agent fees - Class B                                               95,998          73,389              --         169,387
                                                                      ------------    ------------    ------------    ------------
Transfer agent fees - Class C                                                  266           3,666              --           3,932
                                                                      ------------    ------------    ------------    ------------
Trustees'/Directors fees                                                    15,984           8,112              --          24,096
                                                                      ------------    ------------    ------------    ------------
Other expenses                                                             116,476         111,071              --         227,547
                                                                      ============    ============    ============    ============
          Total expenses                                                 3,134,001       1,883,509        (137,423)      4,880,087
                                                                      ============    ============    ============    ============
Less: Expense waived by advisor                                                 --        (423,180)       (448,407)       (871,587)
                                                                      ------------    ------------    ------------    ------------
           Expense paid indirectly                                          (2,214)         (2,351)             --          (4,565)
                                                                      ============    ============    ============    ============
           Net expenses                                                  3,131,787       1,457,978        (585,830)      4,003,935
                                                                      ============    ============    ============    ============
Net investment income                                                    7,833,568       6,368,021         585,830      14,787,419
                                                                      ============    ============    ============    ============

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
FOREIGN CURRENCIES AND FOREIGN CURRENCY CONTRACTS:

     Net realized gain (loss) from:

          Investment securities                                         (3,878,935)     (3,425,545)             --      (7,304,480)
                                                                      ------------    ------------    ------------    ------------
          Foreign currencies                                              (540,747)       (699,509)             --      (1,240,256)
                                                                      ------------    ------------    ------------    ------------
          Foreign currency contracts                                     1,386,145         117,048              --       1,503,193
                                                                      ============    ============    ============    ============
                                                                        (3,033,537)     (4,008,006)             --      (7,041,543)
                                                                      ============    ============    ============    ============
     Change in net unrealized appreciation (depreciation) of:

          Investment securities                                        (12,237,893)     (4,733,538)             --     (16,971,431)
                                                                      ------------    ------------    ------------    ------------
          Foreign currencies                                               241,116          (5,039)             --         236,077
                                                                      ------------    ------------    ------------    ------------
          Foreign currency contracts                                       (69,604)        267,350              --         197,746
                                                                      ============    ============    ============    ============
                                                                       (12,066,381)     (4,471,227)             --     (16,537,608)
                                                                      ============    ============    ============    ============
Net gain (loss) from  investment securities, foreign currencies and
foreign currency contracts                                             (15,099,918)     (8,479,233)             --     (23,579,151)
                                                                      ============    ============    ============    ============
Net increase (decrease) in net assets resulting from operations       $ (7,266,350)   $ (2,111,212)   $    585,830    $ (8,791,732)
                                                                      ============    ============    ============    ============


See Accompanying Notes to Pro Forma Combining Financial Statements.

                        AIM GLOBAL GOVERNMENT INCOME FUND
                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                                OCTOBER 31, 1999
                                   (UNAUDITED)



           NOTE 1--BASIS OF PRO FORMA PRESENTATION

           The pro forma financial statements and the accompanying pro forma schedule of investments give effect to the proposed Agreement and Plan of Reorganization between AIM Global Government Income Fund and AIM International Funds, Inc. and the consummation of the transactions contemplated therein to be accounted for as a tax-free reorganization of investment companies. The Agreement and Plan of Reorganization would be accomplished by an exchange of shares of AIM Global Income Fund for the net assets of AIM Global Government Income Fund and the distribution of AIM Global Income Fund shares to AIM Global Government Income Fund shareholders. If the Agreement and Plan of Reorganization were to have taken place at October 31, 1999, AIM Global Government Income Fund -- Class A shareholders would have received 8,815,446 shares of AIM Global Income Fund -- Class A shares, AIM Global Government Income Fund -- Advisor Class shareholders would have received 21,201 shares of AIM Global Income Fund -- Class A shares, AIM Global Government Income Fund -- Class B Shareholders would have received 5,747,446 shares of AIM Global Income Fund -- Class B shares, and AIM Global Government Income -- Class C shareholders would have received 24,986 shares of AIM Global Income Fund -- Class C shares.

           NOTE 2 -- PRO FORMA ADJUSTMENTS

           Pro forma adjustments have been made to reflect the contractual expenses of the combined entities.

                             AIM GLOBAL GROWTH FUND
                         AIM GLOBAL GROWTH & INCOME FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1999
                                   (Unaudited)

        PRINCIPAL AMOUNT                                                                                MARKET VALUE
====================================                                                      ========================================
 AIM Global                                                                                AIM Global
 Growth &     AIM Global  Pro Forma                                                         Growth &    AIM Global    Pro Forma
Income Fund  Growth Fund  Combining                                                       Income Fund   Growth Fund   Combining
                                       DOMESTIC COMMON STOCKS-37.57%
                                       BANKS (MONEY CENTER)--1.31%
    230,000           --      230,000  Bank of America Corp.                              $ 14,806,250  $         --  $ 14,806,250
-----------  -----------  -----------                                                     ------------  ------------  ------------
         --       52,500       52,500  Chase Manhattan Corp. (The)                                  --     4,587,187     4,587,187
===========  ===========  ===========                                                     ============  ============  ============
                                                                                                                        19,393,437
===========  ===========  ===========                                                     ============  ============  ============

                                       BANKS (REGIONAL)--1.01%
    440,800           --      440,800  First Tennessee National Corp.                       14,987,200            --    14,987,200
===========  ===========  ===========                                                     ============  ============  ============

                                       BEVERAGES (ALCOHOLIC)--1.34%
    188,371           --      188,371  Anheuser-Busch Companies, Inc.                       13,527,392            --    13,527,392
-----------  -----------  -----------                                                     ------------  ------------  ------------
     93,600           --       93,600  Brown-Forman Corp.-Class B                            6,318,000            --     6,318,000
===========  ===========  ===========                                                     ============  ============  ============
                                                                                                                        19,845,392
===========  ===========  ===========                                                     ============  ============  ============

                                       BROADCASTING (TELEVISION,
                                       RADIO & CABLE)--1.50%
         --       64,500       64,500  Adelphia Communications Corp.                  a             --     3,523,312     3,523,312
-----------  -----------  -----------                                                     ------------  ------------  ------------
                                       AT&T Corp. - Liberty Media
         --      107,300      107,300  Group-Class A                                  a             --     4,258,469     4,258,469
-----------  -----------  -----------                                                     ------------  ------------  ------------
         --       57,000       57,000  Clear Channel Communications, Inc.             a             --     4,581,375     4,581,375
-----------  -----------  -----------                                                     ------------  ------------  ------------
         --      115,700      115,700  Comcast Corp.-Class A                                        --     4,873,862     4,873,862
-----------  -----------  -----------                                                     ------------  ------------  ------------
         --      145,000      145,000  Infinity Broadcasting Corp.-Class A            a             --     5,011,562     5,011,562
===========  ===========  ===========                                                     ============  ============  ============
                                                                                                                        22,248,580
===========  ===========  ===========                                                     ============  ============  ============

                                       COMMUNICATIONS EQUIPMENT--1.62%
         --       61,800       61,800  Comverse Technology, Inc.                      a             --     7,014,300     7,014,300
-----------  -----------  -----------                                                     ------------  ------------  ------------
         --       91,500       91,500  General Instrument Corp.                       a             --     4,923,844     4,923,844
-----------  -----------  -----------                                                     ------------  ------------  ------------
         --       47,192       47,192  JDS Uniphase Corp.                             a             --     7,875,165     7,875,165
-----------  -----------  -----------                                                     ------------  ------------  ------------
         --       43,600       43,600  Motorola, Inc.                                               --     4,248,275     4,248,275
===========  ===========  ===========                                                     ============  ============  ============
                                                                                                                        24,061,584
===========  ===========  ===========                                                     ============  ============  ============

                                       COMPUTERS (HARDWARE)--0.84%
         --       93,500       93,500  Dell Computer Corp.                            a             --     3,751,687     3,751,687
-----------  -----------  -----------                                                     ------------  ------------  ------------
         --       83,000       83,000  Sun Microsystems, Inc.                         a             --     8,782,437     8,782,437
===========  ===========  ===========                                                     ============  ============  ============
                                                                                                                        12,534,124
===========  ===========  ===========                                                     ============  ============  ============

                                       COMPUTERS (NETWORKING)--0.63%
         --      126,900      126,900  Cisco Systems, Inc.                            a             --     9,390,600     9,390,600
===========  ===========  ===========                                                     ============  ============  ============

                                       COMPUTERS (PERIPHERALS)--0.97%
         --      131,400      131,400  EMC Corp.                                      a             --     9,592,200     9,592,200
         --       62,000       62,000  Lexmark International Group, Inc.
                                       -Class A                                       a             --     4,839,875     4,839,875
===========  ===========  ===========                                                     ============  ============  ============
                                                                                                                        14,432,075
===========  ===========  ===========                                                     ============  ============  ============

                                       COMPUTERS (SOFTWARE & SERVICES)--2.75%
         --       64,000       64,000  America Online, Inc.                          ab             --     8,300,000     8,300,000
-----------  -----------  -----------                                                     ------------  ------------  ------------
         --      127,500      127,500  Intuit, Inc.                                   a             --     3,713,437     3,713,437
-----------  -----------  -----------                                                     ------------  ------------  ------------
         --       87,600       87,600  Microsoft Corp.                                a             --     8,108,475     8,108,475
-----------  -----------  -----------                                                     ------------  ------------  ------------
         --      188,500      188,500  Novell, Inc.                                   a             --     3,781,781     3,781,781
-----------  -----------  -----------                                                     ------------  ------------  ------------
         --      108,000      108,000  Unisys Corp.                                   a             --     2,619,000     2,619,000
-----------  -----------  -----------                                                     ------------  ------------  ------------
         --       91,000       91,000  VERITAS Software Corp.                         a             --     9,816,625     9,816,625
-----------  -----------  -----------                                                     ------------  ------------  ------------
         --       24,500       24,500  Yahoo! Inc.                                    a             --     4,387,031     4,387,031
===========  ===========  ===========                                                     ============  ============  ============
                                                                                                                        40,726,349
===========  ===========  ===========                                                     ============  ============  ============

                                       ELECTRIC COMPANIES--1.60%
    420,000           --      420,000  Southern Co.                                         11,156,250            --    11,156,250
-----------  -----------  -----------                                                     ------------  ------------  ------------
    323,000           --      323,000  Texas Utilities Co.                                  12,516,250            --    12,516,250
===========  ===========  ===========                                                     ============  ============  ============
                                                                                                                        23,672,500
===========  ===========  ===========                                                     ============  ============  ============

                                       ELECTRICAL EQUIPMENT--1.34%
         --       53,000       53,000  Conexant Systems, Inc.                         a             --     4,948,875     4,948,875
-----------  -----------  -----------                                                     ------------  ------------  ------------
    165,000           --      165,000  Emerson Electric Co.                                  9,910,312            --     9,910,312
-----------  -----------  -----------                                                     ------------  ------------  ------------
         --       55,000       55,000  Sanmina Corp.                                  a             --     4,953,438     4,953,438
===========  ===========  ===========                                                     ============  ============  ============
                                                                                                                        19,812,625
===========  ===========  ===========                                                     ============  ============  ============

                                       ELECTRONICS (SEMICONDUCTORS)--1.67%
         --      116,000      116,000  Intel Corp.                                                  --     8,982,750     8,982,750
-----------  -----------  -----------                                                     ------------  ------------  ------------
         --       71,000       71,000  LSI Logic Corp.                                a             --     3,776,313     3,776,313
-----------  -----------  -----------                                                     ------------  ------------  ------------
         --       62,000       62,000  Texas Instruments, Inc.                                      --     5,564,500     5,564,500
-----------  -----------  -----------                                                     ------------  ------------  ------------
         --       82,500       82,500  Xilinx, Inc.                                   a             --     6,486,563     6,486,563
===========  ===========  ===========                                                     ============  ============  ============
                                                                                                                        24,810,126
===========  ===========  ===========                                                     ============  ============  ============

                                       ENTERTAINMENT--0.36%
         --       76,500       76,500  Time Warner Inc.                                             --     5,331,094     5,331,094
===========  ===========  ===========                                                     ============  ============  ============

        PRINCIPAL AMOUNT                                                                                MARKET VALUE
====================================                                                      ========================================
 AIM Global                                                                                AIM Global
 Growth &     AIM Global  Pro Forma                                                         Growth &    AIM Global    Pro Forma
Income Fund  Growth Fund  Combining                                                       Income Fund   Growth Fund   Combining
                                       FINANCIAL (DIVERSIFIED)--1.75%
    170,000           --     170,000   American General Corp.                              $12,611,875  $        --   $12,611,875
-----------  -----------  ----------                                                      ------------  -----------   -----------
         --      100,000     100,000   Fannie Mae                                                   --    7,075,000     7,075,000
-----------  -----------  ----------                                                      ------------  -----------   -----------
         --      115,000     115,000   Freddie Mac                                                  --    6,217,188     6,217,188
===========  ===========  ==========                                                      ============  ===========   ===========
                                                                                                                       25,904,063
===========  ===========  ==========                                                      ============  ===========   ===========

                                       FOODS--1.19%
    300,000           --     300,000   Bestfoods                                            17,625,000           --    17,625,000
===========  ===========  ==========                                                      ============  ===========   ===========

                                       HEALTH CARE (DIVERSIFIED)--0.59%
         --      125,500     125,500   American Home Products Corp.                                 --    6,557,375     6,557,375
-----------  -----------  ----------                                                      ------------  -----------   -----------
    264,800      113,600     378,400   Bristol-Myers Squibb Co.                             20,339,950    8,725,900    29,065,850
-----------  -----------  ----------                                                      ------------  -----------   -----------
         --       84,000      84,000   Johnson & Johnson                                            --    8,799,000     8,799,000
-----------  -----------  ----------                                                      ------------  -----------   -----------
         --       62,000      62,000   Warner-Lambert Co.                                           --    4,948,375     4,948,375
===========  ===========  ==========                                                      ============  ===========   ===========
                                                                                                                       49,370,600
===========  ===========  ==========                                                      ============  ===========   ===========

                                       HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--
                                       --0.59%
         --      222,900     222,900   Pfizer, Inc.                                                 --    8,804,550     8,804,550
===========  ===========  ==========                                                      ============  ===========   ===========

                                       HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--
                                       0.51%
         --      154,400     154,400   Guidant Corp.                                                --    7,623,500     7,623,500
===========  ===========  ==========                                                      ============  ===========   ===========

                                       INSURANCE (MULTI-LINE)--0.62%
         --       88,750      88,750   American International Group, Inc.                           --    9,135,703     9,135,703
===========  ===========  ==========                                                      ============  ===========   ===========

                                       INVESTMENT BANKING/BROKERAGE--0.33%
         --       44,000      44,000   Morgan Stanley, Dean Witter, Discover & Co.                  --    4,853,750     4,853,750
===========  ===========  ==========                                                      ============  ===========   ===========

                                       INVESTMENT MANAGEMENT--0.53%
    225,000           --     225,000   PIMCO Advisors Holdings L.P                           7,804,688           --     7,804,688
===========  ===========  ==========                                                      ============  ===========   ===========

                                       LODGING-HOTELS--0.27%
         --       90,600      90,600   Carnival Corp.                                               --    4,031,700     4,031,700
===========  ===========  ==========                                                      ============  ===========   ===========

                                       MANUFACTURING (DIVERSIFIED)--0.46%
         --      170,000     170,000   Tyco International Ltd.                                      --    6,789,375     6,789,375
===========  ===========  ==========                                                      ============  ===========   ===========

                                       OIL (INTERNATIONAL INTEGRATED)--1.31%
    200,500           --     200,500   Mobil Corp.                                          19,348,250           --    19,348,250
===========  ===========  ==========                                                      ============  ===========   ===========

                                       PERSONAL CARE--0.51%
    234,000           --     234,000   Avon Products, Inc.                                   7,546,500           --     7,546,500
===========  ===========  ==========                                                      ============  ===========   ===========

                                       PUBLISHING--1.30%
    324,000           --     324,000   McGraw-Hill Cos., Inc. (The)                         19,318,500           --    19,318,500
===========  ===========  ==========                                                      ============  ===========   ===========

                                       REAL ESTATE INVESTMENT TRUSTS--1.24%
    457,000           --     457,000   Equity Office Properties Tr                          10,111,125           --    10,111,125
-----------  -----------  ----------                                                      ------------  -----------   -----------
    197,000           --     197,000   Equity Residential Properties Trust                   8,237,063           --     8,237,063
===========  ===========  ==========                                                      ============  ===========   ===========
                                                                                                                       18,348,188
===========  ===========  ==========                                                      ============  ===========   ===========

                                       RETAIL (BUILDING SUPPLIES)--0.89%
         --      114,000     114,000   Home Depot, Inc. (The)                                       --    8,607,000     8,607,000
-----------  -----------  ----------                                                      ------------  -----------   -----------
         --       82,900      82,900   Lowe's Companies, Inc.                                       --    4,559,500     4,559,500
===========  ===========  ==========                                                      ============  ===========   ===========
                                                                                                                       13,166,500
===========  ===========  ==========                                                      ============  ===========   ===========

                                       RETAIL (COMPUTERS & ELECTRONICS)--0.28%
         --       75,200      75,200   Best Buy Co., Inc.                             a             --    4,178,300     4,178,300
===========  ===========  ==========                                                      ============  ===========   ===========

                                       RETAIL (FOOD CHAINS)--0.18%
         --      125,000     125,000   Kroger Co. (The)                               a             --    2,601,563     2,601,563
===========  ===========  ==========                                                      ============  ===========   ===========

                                       RETAIL (GENERAL MERCHANDISE)--1.22%
         --       54,000      54,000   Costco Wholesale Corp.                         a             --    4,336,875     4,336,875
-----------  -----------  ----------                                                      ------------  -----------   -----------
         --       68,900      68,900   Dayton Hudson Corp.                                          --    4,452,663     4,452,663
-----------  -----------  ----------                                                      ------------  -----------   -----------
         --      164,900     164,900   Wal-Mart Stores, Inc.                                        --    9,347,769     9,347,769
===========  ===========  ==========                                                      ============  ===========   ===========
                                                                                                                       18,137,307
===========  ===========  ==========                                                      ============  ===========   ===========

                                       RETAIL (SPECIALTY-APPAREL)--0.41%
         --       75,750      75,750   Gap, Inc. (The)                                              --    2,812,219     2,812,219
-----------  -----------  ----------                                                      ------------  -----------   -----------
         --       79,170      79,170   Intimate Brands, Inc.                                        --    3,245,970     3,245,970
===========  ===========  ==========                                                      ============  ===========   ===========
                                                                                                                        6,058,189
===========  ===========  ==========                                                      ============  ===========   ===========

                                       SERVICES (ADVERTISING/MARKETING)--0.36%
         --      125,000     125,000   Outdoor Systems, Inc.                          a             --    5,296,875     5,296,875
===========  ===========  ==========                                                      ============  ===========   ===========

                                       SERVICES (COMMERCIAL & CONSUMER)--0.61%
    309,800           --     309,800   Dun & Bradstreet Corp. (The)                          9,100,375           --     9,100,375
===========  ===========  ==========                                                      ============  ===========   ===========

        PRINCIPAL AMOUNT                                                                                MARKET VALUE
====================================                                                      ========================================
 AIM Global                                                                                AIM Global
 Growth &     AIM Global  Pro Forma                                                         Growth &   AIM Global     Pro Forma
Income Fund  Growth Fund  Combining                                                       Income Fund  Growth Fund    Combining
                                       SERVICES (DATA PROCESSING)--0.42%
         --      195,000     195,000   Fiserv, Inc.                                      $         -- $  6,240,000  $    6,240,000
===========  ===========  ==========                                                     ============ ============  ==============

                                       TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.32%
         --       55,600      55,600   Nextel Communications, Inc.-Class A           a             --    4,792,025       4,792,025
===========  ===========  ==========                                                     ============ ============  ==============

                                       TELECOMMUNICATIONS (LONG DISTANCE)--0.47%
         --       80,400      80,400   MCI WorldCom, Inc.                           ab             --    6,899,325       4,899,325
===========  ===========  ==========                                                     ============ ============  ==============

                                       TELEPHONE--1.10%
    250,000           --     250,000   Bell Atlantic Corp.                                 16,234,375           --      16,234,375
===========  ===========  ==========                                                     ============ ============  ==============

                                       TOBACCO--0.43%
    255,000           --     255,000   Philip Morris Companies, Inc.                        6,422,813           --       6,422,813
===========  ===========  ==========                                                     ============ ============  ==============

                                       Total Domestic Common Stocks (Cost
                                       $393,018,493)                                      237,922,168  318,955,532     556,877,700
===========  ===========  ==========                                                     ============ ============  ==============

                                       FOREIGN STOCKS & OTHER
                                       EQUITY INTERESTS--44.65%
                                       AUSTRALIA--2.49%
         --      201,840     201,840   AMP Ltd. (Insurance-Life/Health)                            --    2,053,107       2,053,107
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Austar United Communications Ltd.
         --      514,100     514,100   (Broadcasting-Television, Radio, & Cable)     a             --    1,672,516       1,672,516
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      102,000     102,000   Brambles Industries Ltd. (Air Freight)                      --    2,869,402       2,869,402
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      701,800     701,800   Cable & Wireless Optus Ltd. (Telephone)       a             --    1,607,165       1,607,165
-----------  -----------  ----------                                                     ------------ ------------  --------------

                                       Foster's Brewing Group Ltd. (Beverages-
  3,500,000      950,000   4,450,000   Alcoholic)                                           9,305,685    2,525,829      11,831,514
-----------  -----------  ----------                                                     ------------ ------------  --------------

                                       National Australia Bank Ltd. (Banks-Major
    674,825           --     674,825   Regional)                                           10,417,395           --      10,417,395
-----------  -----------  ----------                                                     ------------ ------------  --------------

                                       TABCORP Holdings Ltd. (Leisure Time
         --      361,000     361,000   Products)                                                   --    2,289,002       2,289,002
-----------  -----------  ----------                                                     ------------ ------------  --------------

         --    1,315,900   1,315,900   Telstra Corp. Ltd. (Telephone)                a             --    4,222,245       4,222,245
===========  ===========  ==========                                                     ============ ============  ==============
                                                                                                                        36,962,346
===========  ===========  ==========                                                     ============ ============  ==============

                                       BELGIUM--0.78%
     27,760           --      27,760   Electrabel S.A. (Electric Companies)                 9,158,659           --       9,158,659
-----------  -----------  ----------                                                     ------------ ------------  --------------

     34,440           --      34,440   Fortis A.G.-CVG (Financial-Diversified)       a        185,149           --         185,149
-----------  -----------  ----------                                                     ------------ ------------  --------------

         --       60,300      60,300   UCB S.A. (Manufacturing-Diversified)                        --    2,248,899       2,248,899
===========  ===========  ==========                                                     ============ ============  ==============
                                                                                                                        11,592,707
===========  ===========  ==========                                                     ============ ============  ==============

                                       BRAZIL--0.55%
         --      134,100     134,100   Embratel Participacoes S.A.-ADR (Telephone)                 --    1,726,538       1,726,538
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Petroleo Brasileiro S.A.-Petrobras-Pfd. (Oil &
         --       21,286      21,286   Gas-Exploration & Production)                               --    3,385,834       3,385,834
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Tele Centro Sul Participacoes S.A.-ADR
         --       28,900      28,900   (Telephobe)                                                 --    1,726,775       1,726,775
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --       79,200      79,200   Telesp Participacoes S.A.-ADR (Telephone)                   --    1,282,050       1,282,050
===========  ===========  ==========                                                     ============ ============  ==============
                                                                                                                         8,121,197
===========  ===========  ==========                                                     ============ ============  ==============

                                       CANADA--1.75%
         --      110,330     110,330   BCE, Inc. (Telephone)
-----------  -----------  ----------
         --      111,360     111,360   Bombardier Inc. (Aerospace/Defense)                         --    6,639,434       6,639,434
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --       43,000      43,000   Loblaw Co. Ltd. (Retail-Food Chains)                        --    1,962,774       1,962,774
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      218,092     218,092   Nortel Networks Corp. (Communications Equipment)            --    1,001,766       1,001,766
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      126,440     126,440   Toronto-Dominion Bank (The) (Banks-Regional)                --   13,508,073      13,508,073
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                                                                                   --    2,898,424       2,898,424
===========  ===========  ==========                                                     ============ ============  ==============
                                                                                                                        26,010,471
===========  ===========  ==========                                                     ============ ============  ==============


                                       FINLAND--0.77%
         --       99,200      99,200   Nokia Oyj (Communications Equipment)                        --   11,355,777      11,355,777
===========  ===========  ==========                                                     ============ ============  ==============

                                       FRANCE--4.68%
         --       13,000      13,000   Accor S.A. (Lodging-Hotels)                                 --    2,926,803       2,926,803
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --       23,650      23,650   Alstom (Engineering & Construction)                         --      716,572         716,572
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --       63,080      63,080   AXA (Insurance-Multi-Line)                                  --    8,899,320       8,899,320
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Banque Nationale de Paris (Banks - Major
         --       69,560      69,560   Regional)                                                   --    6,110,580       6,110,580
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Carrefour Supermarche S.A. (Retail-Food
         --       70,020      70,020   Chains)                                                     --   12,964,959      12,964,959
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Compagnie de Saint Gobain (Manufacturing-
     51,000           --      51,000   Diversified)                                  a      8,853,001           --       8,853,001
-----------  -----------  ----------                                                     ------------ ------------  --------------
    104,720           --     104,720   Pernod Ricard (Beverages-Non-alcoholic)              7,072,957           --       7,072,957
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Pinault-Printemps-Redoute S.A. (Retail-General
         --       25,320      25,320   Merchandise)                                                --    4,829,452       4,829,452
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --       10,000      10,000   PSA Peugeot Citreon (Automobiles)                           --    1,919,991       1,919,991
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --       35,000      35,000   Renault S.A. (Automobiles)                                  --    1,811,630       1,811,630
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Societe Television Francaise 1 (Broadcasting-
         --       17,170      17,170   Television, Radio & Cable)                        $         -- $  5,382,982  $    5,382,982
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Total Fina S.A.-Class B (Oil & Gas-Refining
         --       58,469      58,469   & Marketing)                                                --    7,904,363       7,904,363
===========  ===========  ==========                                                     ============ ============  ==============
                                                                                                                        69,392,610
===========  ===========  ==========                                                     ============ ============  ==============

        PRINCIPAL AMOUNT                                                                               MARKET VALUE
====================================                                                     ========================================
 AIM Global                                                                               AIM Global
 Growth &     AIM Global  Pro Forma                                                        Growth &    AIM Global    Pro Forma
Income Fund  Growth Fund  Combining                                                      Income Fund   Growth Fund   Combining
                                       GERMANY--1.34%
         --       22,000      22,000   Deutsche Bank A.G. (Banks-Major Regional)     a             --    1,578,496       1,578,496
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       EM.TV & Merchandising A.G. (Broadcasting-
         --       50,000      50,000   Television, Radio & Cable)                                  --    2,472,318       2,472,318
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       EM.TV & Merchandising A.G.-Rts., expiring
         --       50,000      50,000   11/12/29 (Broadcasting-Television, Radio & Cable)           --          526             526
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --       61,060      61,060   Mannesmann A.G. (Machinery-Diversified)                     --    9,603,607       9,603,607
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       MobilCom A.G.
    120,000           --     120,000   (Telecommunications-Cellular/Wireless)               6,223,928           --       6,223,928
===========  ===========  ==========                                                     ============ ============  ==============
                                                                                                                        19,878,875
===========  ===========  ==========                                                     ============ ============  ==============

                                       HONG KONG--1.11%
                                       China Telecom Ltd. (Telecommunications -
         --    1,496,000   1,496,000   Cellular/Wireless)                            a             --    5,113,065       5,113,065
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --    5,219,000   5,219,000   Cosco Pacific Ltd. (Financial-Diversified)                  --    3,695,176       3,695,176
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      828,000     828,000   Dao Heng Bank Group Ltd. (Banks - Regional)   a             --    3,762,619       3,762,619
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      392,000     392,000   Hutchison Whampoa Ltd. (Retail-Food Chains)                 --    3,936,098       3,936,098
===========  ===========  ==========                                                     ============ ============  ==============
                                                                                                                        16,506,958
===========  ===========  ==========                                                     ============ ============  ==============

                                       INDONESIA--0.07%
                                       Gulf Indonesia Resources Ltd. (Oil-
         --      122,200     122,200   International Integrated)                     a             --      969,963         969,963
===========  ===========  ==========                                                     ============ ============  ==============

                                       IRELAND--0.33%
         --      180,484     180,484   Bank of Ireland (Banks-Major Regional)                      --    1,410,795       1,410,795
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      186,000     186,000   CRH PLC (Construction-Cement & Aggregates)                  --    3,512,479       3,512,479
===========  ===========  ==========                                                     ============ ============  ==============
                                                                                                                         4,923,274
===========  ===========  ==========                                                     ============ ============  ==============

                                       ITALY--1.02%
         --      143,000     143,000   Banca Popolare di Brescia (Banks-Regional)                  --    6,055,337       6,055,337
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      345,200     345,200   Credito Italiano S.p.A. (Banks-Major Regional)              --    1,616,096       1,616,096
-----------  -----------  ----------                                                     ------------ ------------  --------------
  5,200,000           --   5,200,000   Seat Pagine Gialle S.p.A. (Publishing)        a      7,412,744           --       7,412,744
===========  ===========  ==========                                                     ============ ============  ==============
                                                                                                         7,671,433      15,084,177
===========  ===========  ==========                                                     ============ ============  ==============

                                       JAPAN--9.79%
         --       46,900      46,900   Advantest Corp. (Electronics-Instrumentation)               --    7,062,779       7,062,779
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Alps Electric Co., Ltd. (Electronics-Component
         --      207,000     207,000   Distributors)                                               --    4,010,743       4,010,743
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --        6,300       6,300   DDI Corp. (Telecommunications)                              --    6,888,878       6,888,878
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Hirose Electric Co. Ltd. (Electronics-Component
         --       36,800      36,800   Distributors)                                               --    6,420,718       6,420,718
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --       50,000      50,000   Hoya Corp. (Manufacturing-Specialized)                      --    3,596,950       3,596,950
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Ibiden Co., Ltd. (Electronics-Component
         --      153,000     153,000   Distributors)                                               --    2,568,222       2,568,222
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      361,000     361,000   Kirin Brewery Co., Ltd. (Beverages-Alcoholic)               --    4,134,420       4,134,420
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Kyocera Corp. (Electronics-Component
         --       57,300      57,300   Distributors)                                               --    5,496,139       5,496,139
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Matsushita Communication Industrial Co., Ltd.
         --       63,000      63,000   (Telephone)                                                 --   10,587,118      10,587,118
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Murata Manufacturing Co., Ltd. (Electronics-
         --       65,000      65,000   Component Distributors)                                     --    8,354,515       8,354,515
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      358,000     358,000   NEC Corp. (Computers-Hardware)                              --    7,245,504       7,245,504
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Nippon Telegraph & Telephone Corp.
         --        6,080       6,080   (Telecommunications-Long Distance)                          --    9,330,967       9,330,967
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       NTT Data Corp. (Computers-Software
         --        3,180       3,180   & Services)                                                 --    5,032,852       5,032,852
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       NTT Mobile Communications Network, Inc.
         --        4,250       4,250   (Telecommunications-Cellular/Wireless)                      --   11,292,024      11,292,024
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      582,000     582,000   Okuma Corp. (Hardware & Tools)                              --    2,372,548       2,372,548
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Omron Corp. (Electronics-Component
         --       13,000      13,000   Distributors)                                               --      271,833         271,833
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --       12,600      12,600   Orix Corp. (Financial-Diversified)                          --    1,692,005       1,692,005
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      328,000     328,000   Ricoh Co., Ltd. (Office Equipment & Supplies)               --    5,351,571       5,351,571
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Rohm Co. Ltd. (Electronics-Component
         --       15,000      15,000   Distributors)                                               --    3,366,745       3,366,745
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --       51,100      51,100   Sanix Inc. (Services-Commercial & Consumer)                 --    4,754,400       4,754,400
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      185,000     185,000   Sharp Corp. (Electrical Equipment)                          --    2,945,662       2,945,662
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Sony Corp. (Electronics-Component
         --       63,300      63,300   Distributors)                                               --    9,872,505       9,872,505
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Takeda Chemical Industries Ltd. (Health Care-
         --       94,000      94,000   Drugs-Generic & Other)                                      --    5,400,796       5,400,796
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Tokyo Electron Ltd. (Electronics-
         --       44,000      44,000   Semiconductors)                                             --    3,654,885       3,654,885
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Trend Micro Inc. (Computers-Software
         --       52,650      52,650   & Services)                                   a             --   10,453,743      10,453,743
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Ushio, Inc. (Electronics-
         --      235,000     235,000   Component Distributors)                                     --    2,891,996       2,891,996
===========  ===========  ==========                                                     ============ ============  ==============
                                                                                                                       145,050,518
===========  ===========  ==========                                                     ============ ============  ==============

        PRINCIPAL AMOUNT                                                                               MARKET VALUE
====================================                                                     ========================================
 AIM Global                                                                               AIM Global
 Growth &     AIM Global  Pro Forma                                                        Growth &    AIM Global    Pro Forma
Income Fund  Growth Fund  Combining                                                      Income Fund   Growth Fund   Combining
                                       MEXICO--1.38%
                                       Cifra S.A. de C.V. (Retail-General
         --    2,327,000   2,327,000   Merchandise)                                  a             --    3,557,660       3,557,660
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Coca-Cola Femsa S.A.-ADR (Beverages-Non-
         --      174,900     174,900   Alcoholic)                                                  --    2,426,738       2,426,738
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Fomento Economico Mexicano, S.A. de C.V.-
         --      111,590     111,590   ADR (Beverages-Non-Alcoholic)                               --    3,661,547       3,661,547
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Grupo Modelo S.A. de C.V.-Series C
         --      445,440     445,440   (Beverages-Alcoholic)                                       --    1,088,699       1,088,699
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      105,200     105,200   Grupo Televisa S.A.-GDR (Entertainment)       a             --    4,471,000       4,471,000
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Kimberly-Clark de Mexico, S.A. de C.V.-Class A
         --      518,000     518,000   (Paper & Forest Products)                                   --    1,659,324       1,659,324
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --       42,500      42,500   Telefonos de Mexico S.A.-ADR (Telephone)                    --    3,633,750       3,633,750
===========  ===========  ==========                                                     ============ ============  ==============
                                                                                                                        20,498,718
===========  ===========  ==========                                                     ============ ============  ==============

                                       NETHERLANDS--4.30%
         --       52,200      52,200   Aegon N.V. (Insurance Brokers)                              --    4,818,968       4,818,968
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --        8,500       8,500   Equant N.V. (Computers-Networking)            a             --      827,174         827,174
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --       47,560      47,560   Getronics N.V. (Computers-Software & Services)              --    2,371,683       2,371,683
-----------  -----------  ----------                                                     ------------ ------------  --------------
    176,878           --     176,878   ING Groep N.V. (Insurance Brokers)                  10,435,619           --      10,435,619
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Koninklijke (Royal) Philips Electronics N.V.
         --       46,560      46,560   (Electrical Equipment)                                      --    4,775,886       4,775,886
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      152,200     152,200   Koninklijke Ahold N.V. (Retail-Food Chains)                 --    4,675,563       4,675,563
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Koninklijke KPN N.V. (Telecommunications-
    220,005           --     220,005   Long Distance)                                      11,292,751           --      11,292,751
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Royal Dutch Petroleum Co. (Oil-International
    351,840           --     351,840   Integrated)                                         21,035,811           --      21,035,811
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Verenigde Nederlandse Uitgeversbedrijven
         --      101,830     101,830   Verenigd Bezit (Publishing)                                 --    3,444,238       3,444,238
===========  ===========  ==========                                                     ============ ============  ==============
                                                                                                                        63,677,693
===========  ===========  ==========                                                     ============ ============  ==============

                                       NEW ZEALAND--0.87%
         --    1,800,000   1,800,000   Auckland International Airport Ltd. (Airlines)              --    2,502,004       2,502,004
-----------  -----------  ----------                                                     ------------ ------------  --------------
  2,264,200            --  2,264,200   Telecom Corp. of New Zealand Ltd. (Telephone)        9,120,112           --       9,120,112
-----------  -----------  ----------                                                     ------------ ------------  --------------
     38,000            --     38,000   Telecom Corp. of New Zealand Ltd.-ADR (Telephone)    1,235,000           --       1,235,000
===========  ===========  ==========                                                     ============ ============  ==============
                                                                                                                        12,857,116
===========  ===========  ==========                                                     ============ ============  ==============

                                       SINGAPORE--0.82%
         --    1,020,000   1,020,000   Allgreen Properties Ltd. (Homebuilding)       a             --      864,979         864,979
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       DBS Group Holdings Ltd. (Banks-Money
         --      280,283     280,283   Center)                                       a             --    3,169,135       3,169,135
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Keppel Corp. Ltd. (Engineering &
         --      782,600     782,600   Construction)                                               --    2,127,475       2,127,475
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --    1,553,000   1,553,000   NatSteel Ltd. (Iron & Steel)                                --    2,596,584       2,596,584
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Singapore Press Holdings Ltd. (Publishing-
         --      200,000     200,000   Newspapers)                                                 --    3,428,159       3,428,159
===========  ===========  ==========                                                     ============ ============  ==============
                                                                                                                        12,186,332
===========  ===========  ==========                                                     ============ ============  ==============

                                       SOUTH KOREA--0.77%
                                       Korea Electric Power Corp.-ADR (Electric
         --      131,000     131,000   Companies)                                                  --    2,063,250       2,063,250
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      122,200     122,200   Korea Telecom Corp.-ADR (Telephone)           a             --    4,307,550       4,307,550
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      167,000     167,000   L.G. Chemical Ltd. (Chemicals-Specialty)                    --    5,053,856       5,053,856
===========  ===========  ==========                                                     ============ ============  ==============
                                                                                                                        11,424,656
===========  ===========  ==========                                                     ============ ============  ==============

                                       SPAIN--0.60%
                                       Banco Popular Espanol S.A. (Banks-Major
         --       26,000      26,000   Regional)                                                   --    1,750,611       1,750,611
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      430,380     430,380   Telefonica S.A. (Telephone)                   a             --    7,081,499       7,081,499
===========  ===========  ==========                                                     ============ ============  ==============
                                                                                                                         8,832,110
===========  ===========  ==========                                                     ============ ============  ==============

                                       SWEDEN--0.38%
                                       Hennes & Mauritz A.B.-Class B (Retail-
         --      210,640     210,640   Specialty-Apparel)                                          --    5,596,406       5,596,406
===========  ===========  ==========                                                     ============ ============  ==============

                                       SWITZERLAND--2.33%
         --       32,420      32,420   ABB Ltd. (Electrical Equipment)               a             --    3,263,901       3,263,901
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Adecco S.A. (Services-Commercial &
         --        6,600       6,600   Consumer)                                                   --    3,999,738       3,999,738
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Compagnie Financiere Richemont A.G.
         --        2,000       2,000   (Tobacco)                                                   --    3,819,768       3,819,768
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Julius Baer Holding A.G. (Banks-Major
      4,400           --       4,400   Regional)                                           13,231,455           --      13,231,455
-----------  -----------  ----------                                                     ------------ ------------  --------------
     20,820           --      20,820   Swisscom A.G. (Telephone)                            6,342,815           --       6,342,815
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --        6,960       6,960   Zurich Allied A.G. (Insurance-Multi-Line)         $         --    3,939,517       3,939,517
===========  ===========  ==========                                                     ============ ============  ==============
                                                                                                                        34,597,194
===========  ===========  ==========                                                     ============ ============  ==============

        PRINCIPAL AMOUNT                                                                               MARKET VALUE
====================================                                                     ========================================
 AIM Global                                                                               AIM Global
 Growth &     AIM Global  Pro Forma                                                        Growth &    AIM Global    Pro Forma
Income Fund  Growth Fund  Combining                                                      Income Fund   Growth Fund   Combining
                                       UNITED KINGDOM--8.52%
                                       Abbey National PLC (Savings & Loan
    170,000           --     170,000   Companies)                                           3,326,014           --       3,326,014
-----------  -----------  ----------                                                     ------------ ------------  --------------
    600,000           --     600,000   Allied Zurich PLC (Insurance-Mulit-Line)             7,250,481           --       7,250,481
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      225,500     225,500   Barclays PLC (Banks-Major Regional)                         --    6,906,971       6,906,971
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       BP Amoco PLC (Oil & Gas-Refining &
         --      220,000     220,000   Marketing)                                                  --    2,135,850       2,135,850
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       British Sky Broadcasting Group PLC
         --      440,000     440,000   (Broadcasting-Television, Radio & C                         --    4,727,445       4,727,445
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       British Telecommunications PLC
         --      116,000     116,000   (Communications Equipment)                                  --    2,104,547       2,104,547
-----------  -----------  ----------                                                     ------------ ------------  --------------
  1,863,600           --   1,863,600   Cadbury Schweppes PLC (Foods)                       12,217,480           --      12,217,480
-----------  -----------  ----------                                                     ------------ ------------  --------------
    694,750           --     694,750   CGU PLC (Insurance Brokers)                         10,125,944           --      10,125,944
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Compass Group PLC (Services-Commercial &
         --      288,800     288,800   Consumer)                                                   --    3,095,801       3,095,801
-----------  -----------  ----------                                                     ------------ ------------  --------------
    659,559           --     659,559   Diageo PLC (Beverages-Alcoholic)                     6,668,943           --       6,668,943
-----------  -----------  ----------                                                     ------------ ------------  --------------
    250,000           --     250,000   EMAP PLC (Publishing)                                3,247,098           --       3,247,098
-----------  -----------  ----------                                                     ------------ ------------  --------------
    853,500           --     853,500   EMI Group PLC (Leisure Time-Products)                6,707,484           --       6,707,484
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       General Electric Co. PLC (Manufacturing-
         --      367,100     367,100   Diversified)                                                --    3,992,477       3,992,477
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      270,000     270,000   Granada Group PLC (Leisure Time-Products)                   --    2,135,193       2,135,193
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      461,300     461,300   Hays PLC (Services-Commercial & Consumer)                   --    5,282,419       5,282,419
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Invensys PLC (Electronics-Component-
         --      290,000     290,000   Distributors)                                               --    1,425,599       1,425,599
-----------  -----------  ----------                                                     ------------ ------------  --------------
    688,428           --     688,428   Lloyds TSB Group PLC (Banks-Major Regional)          9,524,471           --       9,524,471
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      450,300     450,300   Orange PLC (Telephone)                        a             --   11,230,931      11,230,931
-----------  -----------  ----------                                                     ------------ ------------  --------------
         --      202,478     202,478   Provident Financial PLC (Consumer Finance)                  --    2,262,015       2,262,015
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Reckitt & Colman PLC (Household
    668,093           --     668,093   Products/Non-durables)                               8,111,770           --       8,111,770
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Shell Transport & Trading Co. (Oil-
         --      458,000     458,000   International Integrated)                                   --    3,512,735       3,512,735
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       Vodafone AirTouch PLC (Telecommunications-
         --    1,361,500   1,361,500   Cellular/Wireless)                                          --    6,334,791       6,334,791
-----------  -----------  ----------                                                     ------------ ------------  --------------
                                       WPP Group PLC (Services-
         --      366,600     366,600   Advertising/Marketing)                                      --    3,981,012       3,981,012
===========  ===========  ==========                                                     ============ ============  ==============
                                                                                                                       126,307,471
===========  ===========  ==========                                                     ============ ============  ==============

                                       Total Foreign Stocks & Other Equity Interests
                                       (Cost $479,801,693)                                198,502,766  463,323,803     661,826,569
===========  ===========  ==========                                                     ============ ============  ==============

                                            NON-U.S. DOLLAR
                                            DENOMINATED GOVERNMENT
                                            BONDS & NOTES--6.56%

             PRINCIPAL AMOUNT
======================================
                                        DENMARK--0.59%
 DKK     54,000,000    --   54,000,000  Kingdom of Denmark, Bonds, 8.00%, 03/15/06  c    8,647,572           --       8,647,572
 ===     ==========    ==   ==========  ==========================================    ============ ============  ==============

                                        FRANCE--1.61%
 EUR     25,200,000    --   25,200,000  Government of France, Deb., 4.00%, 10/25/09 c   23,913,664           --      23,913,664
 ===     ==========    ==   ==========  ==========================================    ============ ============  ==============

                                        GERMANY--2.23%
                                        Bundesrepublik Deutschland, Bonds,
 EUR     19,000,000    --   19,000,000  8.375%, 05/21/01                            c   21,336,865           --      21,336,865
 EUR      4,600,000    --    4,600,000  6.00%, 01/04/07                             c    5,085,825           --       5,085,825
 EUR      5,800,000    --    5,800,000  6.50%, 07/04/27                             c    6,651,676           --       6,651,676
 ===     ==========    ==   ==========  ==========================================    ============ ============  ==============
                                                                                                                     33,074,366
 ===     ==========    ==   ==========  ==========================================    ============ ============  ==============

                                        UNITED KINGDOM--2.13%
                                        United Kingdom Treasury,
 GBP      5,500,000    --    5,500,000  Bond, 7.00%, 06/07/02                       c    9,225,047           --       9,225,047
 GBP      4,500,000    --    4,500,000  Gtd. Note, 9.00%, 10/13/08                  c    9,048,837           --       9,048,837
 GBP      6,022,000    --    6,022,000  Bond, 9.00%, 08/06/12                       c   13,324,001           --      13,324,001
 ===     ==========    ==   ==========  ==========================================    ============ ============  ==============
                                                                                                                     31,597,885
 ===     ==========    ==   ==========  ==========================================    ============ ============  ==============

                                        Total Non-U.S. Dollar Denominated
                                        Government Bonds & Notes (Cost $98,119,358)     97,233,487           --      97,233,487
 ===     ==========    ==   ==========  ==========================================    ============ ============  ==============


                                        U.S. TREASURY SECURITIES--5.91%
                                        U.S. TREASURY NOTES--3.76%
         35,550,000    --   35,550,000   6.63%, 06/30/01                                36,012,505           --      36,012,505
         20,500,000    --   20,500,000   5.63%, 05/15/08                                19,787,227           --      19,787,227
 ===     ==========    ==   ==========  ==========================================    ============ ============  ==============
                                                                                                                     55,799,732
 ===     ==========    ==   ==========  ==========================================    ============ ============  ==============

        PRINCIPAL AMOUNT                                                                               MARKET VALUE
====================================                                                     ========================================
 AIM Global                                                                               AIM Global
 Growth &     AIM Global  Pro Forma                                                        Growth &    AIM Global    Pro Forma
Income Fund  Growth Fund  Combining                                                      Income Fund   Growth Fund   Combining
                                            U.S. TREASURY BONDS--2.15%
       $ 15,120,000    --  $15,120,000       8.75%, 08/15/20                              18,950,350           --      18,950,350
         12,745,000    --   12,745,000       6.50%, 11/15/26                              12,898,832           --      12,898,832
 ===     ==========    ==   ==========      ==========================================  ============ ============  ==============
                                                                                                                       31,849,182
 ===     ==========    ==   ==========      ==========================================  ============ ============  ==============

                                            Total U.S. Treasury Securities
                                            (Cost $87,847,744)                            87,648,914           --      87,648,914
                                            ==========================================  ============ ============  ==============

                                            MONEY MARKET FUNDS--4.27%
                  SHARES
======================================

          5,642,621  25,959,462 31,602,083  STIC Liquid Assets Portfolio          d        5,642,621   25,959,462      31,602,083
          5,642,621  25,959,462 31,602,083  STIC Prime Portfolio                  d        5,642,621   25,959,462      31,602,083
                                            Total Money Market Funds (Cost                11,285,242   51,918,924      63,204,166


                                            TOTAL INVESTMENTS--(COST
                                            $ 1,121,991,454) -- 98.96%                   632,592,577  834,198,259   1,466,790,836
                                            ======================================      ============ ============  ==============
                                            OTHER ASSETS LESS LIABILITIES--1.04%           4,397,411   11,052,814      15,450,225
                                            ======================================      ============ ============  ==============
                                            NET ASSETS--100.00%                         $636,989,988 $845,251,073  $1,482,241,061
                                            ======================================      ============ ============  ==============


      Investment Abbreviations:

      ADR - American Depository Receipt
      Deb. - Debentures
      DKK - Danish Krona
      EUR - Euro
      GBP - British Pound
      Gtd. - Guaranteed
      Pfd. - Preferred
      Rts. - Rights

      Notes to Schedule of Investments:

      a Non-Income producing security.
      b A portion of this security is subject to call options written.
      c Foreign denominated security.  Par value and coupon are denominated in currency indicated.
      d The money market fund has the same investment advisor as the Fund.

      See accompanying notes to Proforma Financial Statements.

                             AIM GLOBAL GROWTH FUND
                         AIM GLOBAL GROWTH & INCOME FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999
                                   (UNAUDITED)

                                                                            AIM GLOBAL
                                                                         GROWTH & INCOME    AIM GLOBAL        PRO FORMA
                                                                              FUND         GROWTH FUND        COMBINING
                                                                         ---------------  --------------    --------------
ASSETS:
Investments, at market value                                              $  632,592,577   $  834,198,259    $1,466,790,836
     (cost $510,464,734 - AIM Global Growth & Income Fund)
     (cost $611,526,720 - AIM Global Growth Fund)
     (cost $1,121,991,454 Pro forma combination)
                                                                          --------------   --------------    --------------
Foreign currencies, at market value                                                                              13,245,860
     (cost $13,236,307 - AIM Global Growth Fund)                                      --       13,245,860
                                                                          --------------   --------------    --------------
Cash                                                                           1,245,276               --         1,245,276
                                                                          --------------   --------------    --------------
Receivables for:
     Investments sold                                                          1,922,211        8,377,903        10,300,114
                                                                          --------------   --------------    --------------
     Capital stock/fund shares sold                                              986,563        1,986,057         2,972,620
                                                                          --------------   --------------    --------------
     Dividends and interest                                                    5,456,781        1,081,214         6,537,995
                                                                          --------------   --------------    --------------
Investments for deferred compensation plan                                            --           23,205            23,205
                                                                          --------------   --------------    --------------
Other assets                                                                         651           38,824            39,475
                                                                          ==============   ==============    ==============
     Total Assets                                                            642,204,059      858,951,322     1,501,155,381
                                                                          ==============   ==============    ==============

LIABILITIES:
Payables for:
     Investments purchased                                                            --        8,594,115         8,594,115
                                                                          --------------   --------------    --------------
     Capital stock/fund shares reacquired                                      2,270,985        1,016,512         3,287,497
                                                                          --------------   --------------    --------------
     Forward contracts closed                                                  1,618,625               --         1,618,625
                                                                          --------------   --------------    --------------
     Deferred compensation                                                            --           23,205            23,205
                                                                          --------------   --------------    --------------
     Options written
     (premiums received $1,753,505 -AIM Global Growth Fund)                           --        2,674,700         2,674,700
                                                                          --------------   --------------    --------------
Forward contracts                                                                 32,908               --            32,908
                                                                          --------------   --------------    --------------
Accrued advisory fees                                                            526,363          581,419         1,107,782
                                                                          --------------   --------------    --------------
Accrued administrative services fees                                              11,447           10,970            22,417
                                                                          --------------   --------------    --------------
Accrued trustees'/directors' fees                                                  1,500            2,400             3,900
                                                                          --------------   --------------    --------------
Accrued distribution fees                                                        423,592          612,902         1,036,494
                                                                          --------------   --------------    --------------
Accrued transfer agent fees                                                       84,253          223,736           307,989
                                                                          --------------   --------------    --------------
Accrued operating expenses                                                       244,398          (39,710)          204,688
                                                                          --------------   --------------    --------------
     Total liabilities                                                         5,214,071       13,700,249        18,914,320
                                                                          ==============   ==============    ==============
Net assets applicable to shares outstanding                               $  636,989,988   $  845,251,073    $1,482,241,061
                                                                          ==============   ==============    ==============

NET ASSETS:
Class A                                                                   $  254,060,449   $  388,549,182    $  648,014,548
                                                                          ==============   ==============    ==============
Advisor Class                                                             $    5,404,917   $           --                --
                                                                          ==============   ==============    ==============
Class B                                                                   $  376,180,588   $  425,345,431    $  801,526,019
                                                                          ==============   ==============    ==============
Class C                                                                   $    1,344,034   $   31,356,460    $   32,700,494
                                                                          ==============   ==============    ==============

SHARES OUTSTANDING, $.001 PAR VALUE PER SHARE (GLOBAL GROWTH); $.01 PAR VALUE PER SHARE (GLOBAL GROWTH & INCOME):

Class A                                                                       32,565,310       16,580,603        27,652,470
                                                                          ==============   ==============    ==============
Advisor Class                                                                    693,765               --                --
                                                                          ==============   ==============    ==============

Class B                                                                       48,228,206       18,669,410        35,183,019
                                                                          ==============   ==============    ==============
Class C                                                                          172,358        1,375,854         1,434,844
                                                                          ==============   ==============    ==============

Class A:
   Net asset value and redemption price per share                         $         7.80   $        23.43    $        23.43
                                                                          --------------   --------------    --------------
   Offering price per share:
   (Net asset value of $23.43 / 95.25%) - AIM Global Growth Fund          $         8.25   $        24.60    $        24.60
   (Net asset value of $7.80 / 94.5%) - AIM Global Growth & Income Fund
                                                                          ==============   ==============    ==============
Advisor Class:
    Net asset value, offering and redemption price per share              $         7.79               --                --
                                                                          ==============   ==============    ==============
Class B:
   Net asset value and offering price per share                           $         7.80   $        22.78    $        22.78
                                                                          ==============   ==============    ==============
Class C:
   Net asset value and offering price per share                           $         7.80   $        22.79    $        22.79
                                                                          ==============   ==============    ==============

See accompanying notes to Pro Forma Combining Financial Statements.

                             AIM GLOBAL GROWTH FUND
                         AIM GLOBAL GROWTH & INCOME FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                      For the year ended October 31, 1999
                                   (Unaudited)

                                                                  AIM GLOBAL
                                                                   GROWTH &       AIM GLOBAL                          PRO FORMA
                                                                  INCOME FUND     GROWTH FUND       ADJUSTMENTS       COMBINING
                                                                  -----------    -------------     ------------      ------------
Investment income:
Dividends                                                          $16,045,328     $  5,811,440      $        --     $ 21,856,768
     (net of foreign withholding tax of $677,229 - AIM Global
       Growth Fund)
     (net of foreign withholding tax of $815,230 - AIM Global
       Growth & Income Fund)
Interest                                                            13,957,993        1,816,133               --       15,774,126
                                                                   -----------     ------------      -----------     ------------
Securities lending                                                     193,458               --               --          193,458
                                                                   ===========     ============      ===========     ============
     Total investment income                                        30,196,779        7,627,573               --       37,824,352
                                                                   ===========     ============      ===========     ============
EXPENSES:
Advisory and administrative fees                                     7,315,050        5,898,665       (1,102,630)      12,111,085
                                                                   -----------     ------------      -----------     ------------
Accounting fees                                                        207,383           97,142         (155,983)         148,542
                                                                   -----------     ------------      -----------     ------------
Custodian fees                                                         358,452          341,569               --          700,021
                                                                   -----------     ------------      -----------     ------------
Distribution fees - Class A                                          1,039,956        1,585,224          474,495        3,099,675
                                                                   -----------     ------------      -----------     ------------
Distribution fees - Class B                                          4,535,906        3,564,027               --        8,099,933
                                                                   -----------     ------------      -----------     ------------
Distribution fees - Class C                                              6,314          205,127               --          211,441
                                                                   -----------     ------------      -----------     ------------
Transfer agent fees - Class A                                          508,709          708,552            9,861        1,227,122
                                                                   -----------     ------------      -----------     ------------
Transfer agent fees - Advisor Class                                      9,861               --           (9,861)              --
                                                                   -----------     ------------      -----------     ------------
Transfer agent fees - Class B                                          776,580          982,114               --        1,758,694
                                                                   -----------     ------------      -----------     ------------
Transfer agent fees - Class C                                            1,110           66,129               --           67,239
                                                                   -----------     ------------      -----------     ------------
Trustees'/Directors' fees                                               35,961           12,734               --           48,695
                                                                   -----------     ------------      -----------     ------------
Interest expense                                                        15,102               --          (15,102)              --
                                                                   -----------     ------------      -----------     ------------
Other                                                                  608,387          237,509               --          845,896
                                                                   ===========     ============      ===========     ============
     Total expenses                                                 15,418,771       13,698,792         (799,220)      28,318,343
                                                                   ===========     ============      ===========     ============
Less:  Expenses paid indirectly                                         (4,831)         (12,008)              --          (16,839)
                                                                   ===========     ============      ===========     ============
           Advisory fee waivers                                             --               --         (653,124)        (653,124)
                                                                   ===========     ============      ===========     ============
     Net expenses                                                   15,413,940       13,686,784       (1,452,344)      27,648,380
                                                                   ===========     ============      ===========     ============
Net investment income (loss)                                        14,782,839       (6,059,211)       1,452,344       10,175,972
                                                                   ===========     ============      ===========     ============

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES, FOREIGN
   CURRENCIES, FUTURE AND OPTION CONTRACTS:

Net realized gain (loss) from:
     Investment securities                                          59,608,133       63,517,124               --      123,125,257
                                                                   -----------     ------------      -----------     ------------
     Foreign currencies                                               (573,951)         162,721               --         (411,230)
                                                                   -----------     ------------      -----------     ------------
     Foreign currency contracts                                        589,736           81,453               --          671,189
                                                                   -----------     ------------      -----------     ------------
     Future contracts                                                       --        2,042,833               --        2,042,833
                                                                   -----------     ------------      -----------     ------------
     Option contracts written                                               --       (1,820,509)              --       (1,820,509)
                                                                   ===========     ============      ===========     ============
                                                                    59,623,918       63,983,622               --      123,607,540
                                                                   ===========     ============      ===========     ============

Net unrealized appreciation (depreciation) of:
     Investment securities                                         (64,691,362)     142,665,744               --       77,974,382
                                                                   -----------     ------------      -----------     ------------
     Foreign currencies                                               (204,635)        (114,912)              --         (319,547)
                                                                   -----------     ------------      -----------     ------------
     Foreign currency contracts                                       (257,665)              --               --         (257,665)
                                                                   -----------     ------------      -----------     ------------
     Future contracts                                                       --         (797,175)              --         (797,175)
                                                                   -----------     ------------      -----------     ------------
     Option contracts written                                               --         (921,195)              --         (921,195)
                                                                   ===========     ============      ===========     ============
                                                                   (65,153,662)     140,832,462               --       75,678,800
                                                                   ===========     ============      ===========     ============

Net gain (loss) on investment securities, foreign currencies,
foreign currency contracts, future and option contracts             (5,529,744)     204,816,084               --      199,286,340
                                                                   ===========     ============      ===========     ============
Net increase in net assets resulting from operations               $ 9,253,095     $198,756,873      $ 1,452,344     $209,462,312
                                                                   ===========     ============      ===========     ============

See accompanying notes to Pro Forma Combining Financial Statements.

                             AIM GLOBAL GROWTH FUND
                         AIM GLOBAL GROWTH & INCOME FUND
                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                                OCTOBER 31, 1999
                                   (UNAUDITED)


Note 1 - Basis of Pro Forma Presentation

The pro forma financial statements and the accompanying pro forma schedule of investments give effect to the proposed Agreement and Plan of Reorganization between AIM Global Growth & Income Fund and AIM Global Growth Fund and the consummation of the transactions contemplated therein to be accounted for as a tax-free reorganization of investment companies. The Agreement and Plan of Reorganization would be accomplished by an exchange of shares of AIM Global Growth Fund for the net assets of AIM Global Growth & Income Fund and the distribution of AIM Global Growth Fund shares to AIM Global Growth & Income shareholders. If the agreement and Plan of Reorganization were to have taken place at October 31, 1999, AIM Global Growth & Income Fund Class A shareholders would have received 10,841,204 shares of AIM Global Growth Fund - Class A shares, AIM Global Growth & Income Fund Advisor Class shareholders would have received 230,663 shares of AIM Global Growth Fund - Class A shares, AIM Global Growth & Income Fund C Class C shareholders would have received 58,990 shares of AIM Global Growth Fund - Class C shares.


Note 2 - Pro Forma Adjustments

Pro Forma adjustments have been made to reflect the contractual expenses of the combined entities.

GLOBAL GROWTH & INCOME INTO GLOBAL GROWTH

                 NAVS
                Global     Global                   Shares       conversion    Gl Growth    NEW SHARE
                G & I     Growth          Ratio     Gl G&I         shares        shares      BALANCE
                -----     --------       ------    -------      -----------   ----------   ----------
A              $ 7.80     $ 23.43        33.2907%  32,565,310    10,841,204   16,580,603   27,652,470 includes Advisor shares
B              $ 7.80     $ 22.78        34.2406%  48,228,206    16,513,609   18,669,410   35,183,019
C              $ 7.80     $ 22.79        34.2255%     172,358        58,990    1,375,854    1,434,844
Advisor        $ 7.79     $ 23.43        33.2480%     693,765       230,663

PART C.  OTHER INFORMATION

Item 15. Indemnification

         Pursuant to the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer, employee or agent of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund and Investment Advisory Professional Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.



Item 16.          Exhibits.

1        (a)      Articles of Incorporation of Registrant were filed as an
                  Exhibit to Registrant's Registration Statement on December
                  19, 1991.

         (b) Articles of Amendment, dated May 21, 1992, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.

         (c) Articles of Amendment, dated May 21, 1992, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.

         (d) Articles Supplementary, dated June 29, 1994, to Articles of Incorporation of Registrant were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on August 17, 1994.

         (e) Articles Supplementary, dated August 4, 1994, to Articles of Incorporation of Registrant were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on August 17, 1994.

         (f) Articles of Amendment, dated November 14, 1994, were filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

Item 16.          Exhibits.


         (g) Articles of Restatement, dated November 14, 1994, were filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and are hereby incorporated by reference.

         (h) Articles Supplementary to Articles of Incorporation of Registrant, dated June 12, 1997, were filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997, and are hereby incorporated by reference.

         (i) Articles of Amendment to Articles of Incorporation of Registrant, dated October 14, 1997, were filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and are hereby incorporated by reference.

         (j) Articles Supplementary to Articles of Incorporation of Registrant, dated June 9, 1999, were filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and are hereby incorporated by reference.

         (k) Articles Supplementary to Articles of Incorporation of Registrant, dated December 23, 1999, were filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and are hereby incorporated by reference.

2        (a)      By-Laws of the Registrant were filed as an Exhibit to
                  Registrant's Registration Statement on December 19, 1991, and were filed electronically as an Exhibit to Post-Effective
                  Amendment No. 9 on February 28, 1996.

         (b) First Amendment, dated March 14, 1995, to By-Laws of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

         (c) Amended and Restated By-Laws, dated effective December 11, 1996, were filed electronically as an Exhibit to Post-Effective Amendment No. 10 on February 24, 1997, and are hereby incorporated by reference.

         (d) First Amendment, dated June 9, 1999, to Amended and Restated By-Laws of Registrant were filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and are hereby incorporated by reference.

3                 Voting Trust Agreements - None.

4 A copy of the form of Agreement and Plan of Reorganization between the Registrant and AIM Investment Funds is attached as Appendix 1 to the Prospectus contained in this Registration Statement.

5                 None

6         (a)     (1)      Investment Advisory Agreement, dated as of November
                           8, 1991, between Registrant and A I M Advisors, Inc.
                           was filed as an Exhibit to Registrant's Registration
                           Statement on December 19, 1991.

                  (2) Investment Advisory Agreement, dated as of October 18, 1993, between Registrant on behalf of its AIM International Equity Fund and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

Item 16.          Exhibits.

                  (3) Master Investment Advisory Agreement, dated as of July 1, 1994, between A I M Advisors, Inc. and Registrant on behalf of its AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

                  (4) Master Investment Advisory Agreement, dated February 28, 1997, between A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 16, 1997, and is hereby incorporated by reference.

                  (5) Amendment No. 1, dated as of November 1, 1997, to Master Investment Advisory Agreement, dated February 28, 1997, between A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

         (b)      (1)      Master Sub-Advisory Agreement, dated as of November
                           1, 1997, between A I M Advisors, Inc. and INVESCO
                           Global Asset Management Limited was filed electronically as an Exhibit to Post-Effective
                           Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                  (2) Sub-Sub-Advisory Agreement, dated as of November 1, 1997, between INVESCO Global Asset Management Limited and INVESCO Asset Management Limited was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                  (3) Sub-Sub-Advisory Agreement, dated as of November 1, 1997, between INVESCO Global Asset Management Limited and INVESCO Asia Limited was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

7         (a)     (1)      Distribution Agreement, dated December 11, 1991,
                           between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Registration
                           Statement on December 19, 1991.

                  (2) Distribution Agreement, dated October 18, 1993, between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994.

                  (3) Master Distribution Agreement, dated September 10, 1994, between Registrant (on behalf of the portfolios' Class A shares) and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

                  (4) Master Distribution Agreement, dated September 10, 1994, between the Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

Item 16.          Exhibits.

                  (5) Amended and Restated Master Distribution Agreement, dated May 2, 1995, between the Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995.

                  (6) Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of the portfolios' Class A shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 16, 1997.

                  (7)(i) Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 16, 1997.

                  (7)(ii) Amendment No. 1, dated November 1, 1997, to Master Distribution Agreement between Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                  (8)(i) Amended and Restated Master Distribution Agreement, dated as of August 4, 1997, between Registrant (on behalf of the portfolios' Class A and Class C shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                  (8)(ii) Amendment No. 1, dated November 1, 1997, to Amended and Restated Master Distribution Agreement, dated as of August 4, 1997, (on behalf of the portfolios' Class A and Class C shares) was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

         (b) Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23, 1998, and is hereby incorporated by reference.

         (c) Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23, 1998, and is hereby incorporated by reference.

8        (a)      Retirement Plan for Registrant's Non-Affiliated Directors was
                  filed as an Exhibit to Registrant's Post-Effective Amendment
                  No. 4 on June 29, 1994.

         (b) Retirement Plan for Registrant's Non-Affiliated Directors effective as of March 8, 1994, as restated September 18, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996 and is hereby incorporated by reference.

         (c) Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Directors was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on June 29, 1994.

         (d) Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Directors as approved December 5, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

         (e) Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Director's as approved March 12, 1997, was filed as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

Item 16.          Exhibits.


9        (a)      Custodian Agreement between Registrant and State Street Bank and Trust Company, dated as of November 8, 1991, was filed as an Exhibit to Registrant's Registration Statement on December
                  19, 1991, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

         (b) Amendment, dated July 1, 1994, to Custodian Agreement between Registrant and State Street Bank and Trust Company dated November 8, 1991, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

         (c) Amendment No. 2, dated September 19, 1995, to the Custodian Contract, dated November 8, 1991, was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

         (d) Amendment No. 3, dated November 1, 1997, to the Custodian Contract, dated November 8, 1991, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

         (e) Amendment, dated September 9, 1998, to the Custodian Contract, dated November 8, 1991, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.

         (f) Subcustodian Agreement, dated September 9, 1994, among Texas Commerce Bank National Association, State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 9, on February 28, 1996, and is hereby incorporated by reference.

10       (a)      (1)      Registrant's Distribution Plan was filed as an
                           Exhibit to Registrant's Post-Effective Amendment No.
                           1 on February 23, 1993.

                  (2) Distribution Plan, and related forms of agreements, on behalf of the Registrant's AIM International Equity Fund, dated September 27, 1993, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994.

                  (3) Master Distribution Plan, and related forms of agreements, for Registrant's Class A shares were filed as Exhibits to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

                  (4) Master Distribution Plan, and related forms of agreements, for Registrant's Class B shares were filed as Exhibits to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

                  (5) Amended Master Distribution Plan, dated September 10, 1994, for Registrant's Class A shares was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995.

                  (6) Amended Master Distribution Plan, dated September 10, 1994, for Registrant's Class B shares was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995.

Item 16.          Exhibits.


                  (7) Amended and Restated Master Distribution Plan, dated as of September 10, 1994, as amended as of September 10, 1994, and as amended and restated as of May 2, 1995, for Registrant's Class B shares was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995,

                  (8) Amended and Restated Master Distribution Plan, dated as of September 10, 1994, as amended as of September 10, 1994, and amended and restated as of June 30, 1997, for Registrant's Class A shares was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997.

                  (9)(i) Second Amended and Restated Master Distribution Plan, dated as of September 10, 1994, as amended September 10, 1994, and as amended and restated as of May 2, 1995, and amended and restated as of June 30, 1997, for Registrant's Class B shares was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997, and is hereby incorporated by reference.

                  (9)(ii) Amendment No. 1, dated November 1, 1997, to Second Amended and Restated Master Distribution Plan for Registrant's Class B shares was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                  (10)(i) Second Amended and Restated Master Distribution Plan, dated as of September 10, 1994, as amended as of September 10, 1994, as amended and restated as of June 30, 1997, and as amended and restated as of August 4, 1997, for Registrant's Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.

                  (10)(ii) Amendment No. 1, dated November 1, 1997, to Second Amended and Restated Master Distribution Plan for Registrants Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.

                  (10)(iii) Third Amended and Restated Master Distribution Plan
                            for Registrant's Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.

         (b) Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

         (c) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

         (d)      (1)       Form of Agency Pricing Agreement (for Class A
                            Shares) to be used in connection with Registrant's
                            Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on
                            February 19, 1999, and is hereby incorporated by reference.

Item 16.          Exhibits.



                  (2) Form of Service Agreement for Certain Retirement Plans (for the Institutional Classes) to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

         (e) Forms of Service Agreement for Brokers for Bank Trust Departments and for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan were filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999, and are hereby incorporated by reference.

         (f) Form of Variable Group Annuity Contractholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

         (g) Rule 18f-3 Amended and Restated Multiple Class Plan (effective July 1, 1997) was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 12, 1997.

         (h) Rule 18f-3 Second Amended and Restated Multiple Class Plan (effective September 1, 1997) was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.

         (i)      Third Amended and Restated Multiple Class Plan (Rule 18f-3
                  Plan) was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

11 Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, as to the legality of the securities being registered is filed herewith electronically.

12 Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders discussed in the prospectus will be filed as an amendment to this Registration Statement.

13       (a)      (1)      Transfer Agency Agreement between Registrant and The
                           Shareholder Services Group, Inc., dated May 15,
                           1992, was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 1 on February 23, 1993.

                  (2) Amendment, dated May 15, 1992, to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.

                  (3) Form of Amendment No. 2 to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.

                  (4) Amendment No. 3, dated July 1, 1994, to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.

Item 16.          Exhibits.

                  (5)(i) Transfer Agency and Service Agreement, dated as of November 1, 1994, between the Registrant and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                  (5)(ii) Amendment No. 1, dated August 4, 1997, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between the Registrant and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                  (5)(iii) Amendment No. 2, dated January 1, 1999, to the Transfer Agency and Service Agreement, dated as of November 1, 1999, between Registrant and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

                  (6)(i) Remote Access and Related Services Agreement, dated as of December 23, 1994, between the Registrant and The Shareholder Services Group, Inc. was filed as an Exhibit to Post-Effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                  (6)(ii) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. (formerly The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                  (6)(iii) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                  (6)(iv) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997, and is hereby incorporated by reference.

                  (6)(v) Amendment No. 4, dated as of June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23, 1998, and is hereby incorporated by reference.

                  (6) (vi) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23, 1998, and is hereby incorporated by reference.

Item 16.          Exhibits.


                  (6)(vii) Amendment No. 6, dated August 30, 1999, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

                  (6)(viii) Exhibit 1, effective as of August 4, 1997, to the
                            Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

                  (6)(ix) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, between Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

       (b)        (1)       Administrative Services Agreement, dated December
                            10, 1991, between the Registrant and A I M Advisors,
                            Inc. was filed as an Exhibit to Registrant's
                            Registration Statement on December 19, 1991.

                  (2) Administrative Services Agreement, dated as of October 18, 1993, between A I M Advisors, Inc. and Registrant, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

                  (3) Master Administrative Services Agreement, dated as of July 1, 1994, between A I M Advisors, Inc. and Registrant on behalf of its AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9, on February 28, 1996.

                  (4)(i) Administrative Services Agreement, dated as of October 18, 1993, between A I M Advisors, Inc. on behalf of Registrant's portfolios, and A I M Fund Services, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994.

                  (4)(ii) Amendment No. 1, dated May 11, 1994, to Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on June 29, 1994.

                  (4)(iii) Amendment No. 2, dated July 1, 1994, to Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.

                  (4)(iv) Amendment No. 3, dated September 16, 1994, to the Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

Item 16.          Exhibits.


                  (5)(i) Administrative Services Agreement, dated as of February 28, 1997, between A I M Advisors, Inc. and Registrant was filed as an Exhibit to Post-Effective Amendment No. 11 on May 16, 1997, and is hereby incorporated by reference.

                  (5)(ii) Amendment No. 1, dated November 1, 1997, to Master Administrative Services Agreement, dated February 28, 1997, between A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

        (c)       (1)      Accounting Services Agreement, dated as of November
                           5, 1991, between the Registrant and State Street
                           Bank and Trust Company was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2 on April
                           2, 1992, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28,
                           1996.

                  (2) Amendment No. 1, dated July 1, 1994, to Accounting Services Agreement, dated as of November 5, 1991, between the Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

        (d)       (1)      Shareholder Sub-Accounting Services Agreement among
                           the Registrant, First Data Investor Services Group
                           (formerly The Shareholder Services Group, Inc.),
                           Financial Data Services, Inc. and Merrill Lynch,
                           Pierce, Fenner & Smith, Inc., was filed as an
                           Exhibit to Registrant's Post-Effective Amendment No.
                           1 on February 23, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on
                           February 28, 1996, and is hereby incorporated by reference.

                  (2) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated February 1, 1993, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on February 24, 1997, and is hereby incorporated by reference.

                  (3) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of November 1, 1997, among the Registrant, First Data Investor Services Group, Inc., Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997 and is hereby incorporated by reference.

                  (4) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of September 28, 1998, among the Registrant, First Data Investor Services Group, Inc., Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

Item 16.          Exhibits.

                  (5) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of March 1, 1999, among the Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

                  (6) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of May 12, 1999, among the Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference

                  (7) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of November 1, 1999, among the Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference

                  (8) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of December 31, 1999, among the Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference

14     (a)        Consent of KPMG LLP is filed herewith electronically.

       (b) Consent of PriceWaterhouseCoopers LLP is filed herewith electronically.

15                Financial Statements - None.

16                None.

17     (a)        Form of Proxy.

       (b)        Prospectus of AIM Global Government Income Fund.

       (c)        Prospectus of AIM Global Growth & Income Fund.


Item 17. Undertakings

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 22nd day of March, 2000.

                                    AIM INTERNATIONAL FUNDS, INC.
                                    Registrant


                                    By:                   *
                                         --------------------------------------
                                         Robert H. Graham

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                                            TITLE                                              DATE


/s/ Charles T. Bauer                        Chairman & Director                                     March 22, 2000
-----------------------------------
Charles T. Bauer

                *                           Director & President                                    March 22, 2000
-----------------------------------
Robert H. Graham

/s/ Bruce L. Crockett                       Director                                                March 22, 2000
-----------------------------------
Bruce L. Crockett

/s/ Owen Daly II                            Director                                                March 22, 2000
-----------------------------------
Owen Daly II

/s/ Prema Mathai-Davis                      Director                                                March 22, 2000
-----------------------------------
Prema Mathai-Davis

/s/ Edward K. Dunn, Jr.                     Director                                                March 22, 2000
-----------------------------------
Edward K. Dunn, Jr.

/s/ Jack Fields                             Director                                                March 22, 2000
-----------------------------------
Jack Fields

/s/ Carl Frishling                          Director                                                March 22, 2000
-----------------------------------
Carl Frishling

/s/ Lewis F. Pennock                        Director                                                March 22, 2000
-----------------------------------
Lewis F. Pennock

/s/ Louis Sklar                             Director                                                March 22, 2000
-----------------------------------
Louis Sklar

                *                           Vice President & Treasurer                              March 22, 2000
-----------------------------------         (Principal Financial Officer)
Dana R. Sutton


* By: /s/ Carol F. Relihan
      -----------------------------
      Carol F. Relihan
      Attorney-In-Fact


                               POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Carol F. Relihan, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all his capacities as a director or officer of AIM International Funds, Inc., a Maryland corporation, to sign on his or its behalf any and all Registration Statements (including any pre-effective amendments to Registration Statements) under the Securities Act of 1933, the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission and any other applicable regulatory authority, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, and fully as to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

     DATED this 22nd day of March, 2000.

                                           /s/ ROBERT H. GRAHAM
                                        --------------------------------
                                               Robert H. Graham

                               POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Robert H. Graham or Carol F. Relihan, and each of them, her true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for her and in her name, place and stead, in any and all his capacities as a director or officer of AIM International Funds, Inc. a Maryland corporation, to sign on her or its behalf any and all Registration Statements (including any pre-effective amendments to Registration Statements) under the Securities Act of 1933, the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission and any other applicable regulatory authority, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, and fully as to all intents and purposes as she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, and each of them, may lawfully do or cause to be done by virtue hereof.

     DATED this 22nd day of March, 2000.


                                  /s/ DANA R. SUTTON
                                  -----------------------------------
                                      Dana R. Sutton

                                  EXHIBIT INDEX



Exhibit
No.      Description
-------  -----------


11       Opinion of Counsel and Consent of Ballard Spahr Andrews & Ingersoll,
         LLP as to securities registered

14(a)    Consent of KPMG LLP

14(b)    Consent of PriceWaterhouseCoopers LLP

17(a)    Form of Proxy

17(b)    Prospectus of AIM Global Government Income Fund

17(c)    Prospectus of AIM Global Growth & Income Fund